                                               Rule 497 (c)
                                               Registration No. 333-59745

ING FUNDS TRUST                                                       PROSPECTUS
P.O. BOX 1239
MALVERN, PA 19355-9836
GENERAL & ACCOUNT INFORMATION: 1-877-INFO-ING OR 1-877-463-6464

     This Prospectus describes thirteen funds (each, a "Fund" and, collectively, the "Funds") of the ING Funds Trust (the "Trust"), managed by ING Mutual Funds Management Co. LLC, a Delaware limited liability company (the "Manager"). The Manager has delegated certain of its investment advisory activities to the sub-advisers described herein (each a "Sub-Adviser", and collectively, the "Sub-Advisers"). The Manager and its Sub-Advisers are wholly-owned indirect subsidiaries of ING Groep, N.V. ("ING Group"). The Funds and their investment objectives are:

     Each of the ING Large Cap Growth Fund, ING Mid Cap Growth Fund, ING Small Cap Growth Fund, ING International Equity Fund, ING Emerging Markets Equity Fund, ING European Equity Fund, ING Focus Fund, ING Global Brand Names Fund and ING Global Information Technology Fund seeks to provide investors with long-term capital appreciation.

     Each of the ING Growth & Income Fund, ING Balanced Fund and ING Global Real Estate Fund seeks to provide investors with high total return.

     The ING Tax Efficient Equity Fund seeks to provide taxable investors with a high total return on an after-tax basis.

     Each Fund offers four different classes of shares--Class A shares, Class B shares, Class C shares and Class X shares. The Class A, Class B and Class C shares are offered in this Prospectus. The Class X shares are offered under a separate prospectus and may be purchased only by certain qualified investors (including, but not limited to, IRAs, Roth IRAs, Education IRAs, SEP IRAs, Simple IRAs and 403(b)(7) plans). Shares of the Funds are sold to the public by ING Funds Distributor, Inc. (the "Distributor").

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     SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
ENDORSED BY ING GROUP OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY AND MAY INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE NET ASSET VALUE OF THE FUNDS WILL FLUCTUATE FROM TIME TO TIME. THERE CAN BE NO ASSURANCE THAT THE FUNDS' INVESTMENT OBJECTIVES WILL BE ACHIEVED.

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     This Prospectus sets forth concisely the information a prospective investor should know before investing in the Funds and should be read and retained for information about each Fund. A statement of additional information (the "SAI"), dated October 30, 1998, containing additional and more detailed information about the Funds, has been filed with the Securities and Exchange Commission ("SEC") and is hereby incorporated by reference into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding the Funds. The SAI is also available without charge and can be obtained by writing or calling the Funds at the address and telephone number printed above.

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     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                                October 30, 1998

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
HIGHLIGHTS..................................................    1
FUND EXPENSES...............................................    5
THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS..........   14
MANAGEMENT OF THE FUNDS.....................................   17
FUND SHARE VALUATION........................................   23
PURCHASE OF FUND SHARES.....................................   24
PURCHASE PLANS..............................................   28
REDEMPTION OF FUND SHARES...................................   29
REDEMPTION PLANS............................................   31
EXCHANGE OF FUND SHARES.....................................   31
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS....................   32
DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES..........   34
RISKS OF INVESTING IN THE FUNDS.............................   42
OTHER INFORMATION...........................................   45

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ING FUNDS TRUST                                                                1
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                                   HIGHLIGHTS

 THE FUNDS

     Each Fund is a separate investment fund or portfolio, commonly known as a mutual fund. The Funds are portfolios of the ING Funds Trust (the "Trust"), a Delaware business trust organized under the laws of the State of Delaware as an open-end management investment company on July 30, 1998. The Trust's Board of Trustees oversees the overall management of the Funds and elects the officers of each Fund.
 INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

     This Prospectus describes thirteen funds managed by ING Mutual Funds Management Co. LLC (the "Manager") and sub-advised by the applicable Sub-Adviser. Each Fund has a distinct investment objective and policies. There can be no assurance that any Fund will achieve its investment objective.

     ING Large Cap Growth Fund. The ING Large Cap Growth Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of large companies (i.e., companies with market capitalizations of more than $1 billion at the time of acquisition).

     ING Growth & Income Fund. The ING Growth & Income Fund seeks to provide investors with high total return. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities. As a general matter, the Fund expects these investments to earn income.

     ING Mid Cap Growth Fund. The ING Mid Cap Growth Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of medium-sized companies (i.e., companies with market capitalizations falling within the Russell Mid Cap Index at the time of acquisition).

     ING Small Cap Growth Fund. The ING Small Cap Growth Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of smaller companies (i.e., companies with market capitalizations falling within the Russell 2500 Growth at the time of acquisition).

     ING Balanced Fund. The ING Balanced Fund seeks to provide investors with high total return. The Fund primarily invests in a combination of mid- and large-capitalization equity securities, intermediate-maturity fixed income securities and money market instruments. The average maturity of the fixed income securities in the Fund will, under normal circumstances, be approximately five years, although this will vary with changing market conditions.

     ING Global Brand Names Fund. The ING Global Brand Names Fund is a non-diversified fund that seeks to provide investors with long-term capital appreciation. Under normal conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies located in at least three different countries including the United States, which, in the Sub-Adviser's opinion, have well recognized franchises, a global presence and derive most of their revenues from sales of consumer goods. The companies in which the Fund invests either have leading market positions or, in the Sub-Adviser's opinion have the potential to achieve leading market positions in the foreseeable future.

     ING International Equity Fund. The ING International Equity Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least seven different countries, outside of the United States.

     ING Emerging Markets Equity Fund. The ING Emerging Markets Equity Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of emerging market issuers. Under normal market conditions, the Fund will maintain investments in at least seven emerging market countries and will not invest more than 25% of its total assets in any one emerging market country. For these purposes, the Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing or any country determined by the Sub-Advisers to have emerging economics or developing markets. The Fund considers emerging market issuers to be companies the securities of which are principally traded in the capital markets of emerging market countries, that derive at least 50% of their total revenue from either goods produced or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded, or that are organized under the laws of and have a principal office in an emerging market country.

     ING European Equity Fund. The ING European Equity Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of European issuers. For these purposes, the Fund considers European issuers to be companies the securities of which are principally traded in the European capital markets, that derive at least 50% of their total revenue from either goods produced or services rendered in countries located in Europe, regardless of where the securities of such companies are principally

 2                                                               ING FUNDS TRUST
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traded, or that are organized under the laws of and have a principal office in a
European country.

     ING Tax Efficient Equity Fund. The ING Tax Efficient Equity Fund seeks to provide taxable investors with high total return on an after-tax basis. In attempting to achieve its investment objective, the Fund under normal market conditions will invest at least 80% of its total assets in a diversified portfolio of equity securities and instruments whose returns depend upon stock market prices and will manage its portfolio in a manner that will defer the realization of accrued capital gains. The Fund may invest up to 10% of its total assets in non-U.S. securities.

     ING Focus Fund. The ING Focus Fund is a non-diversified fund that seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest in a non-diversified portfolio of 20 to 40 equity securities. The Sub-Adviser seeks to invest the Fund in companies that possess the potential for reliable, above average earnings growth and that are reasonably valued relative to their growth potential. To find such companies, the Sub-Adviser identifies companies or industries that are likely to benefit from significant fundamental change. Such significant fundamental change could be the result of, among other factors, (i) the development of innovative products or services that could create new markets, (ii) the development of more efficient methods of manufacturing or distribution, (iii) positive regulatory change, (iv) greater access to capital, or (v) change in industry concentration or company ownership. The Sub-Adviser also seeks companies that have exhibited consistent growth in the past. The Sub-Adviser assesses management's ability and analyzes industry conditions and competition to determine the sustainability of a company's growth and profitability.

     ING Global Information Technology Fund. The ING Global Information Technology Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of information technology companies located in at least three different countries including the United States. For these purposes, the Fund defines information technology companies as those companies with primary business operations in either the information technology, hardware and software industries, or related consulting and services industries.

     ING Global Real Estate Fund. The ING Global Real Estate Fund is a non-diversified Fund that seeks to provide investors with high total return. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of issuers located in at least three different countries including the United States that are principally engaged in the real estate industry.

     All Funds. All Funds may also use various investment strategies and techniques when a Sub-Adviser determines that such use is appropriate in an effort to meet a Fund's investment objective. For additional information concerning the investment policies, practices and risk consideration of the Funds, see "The Investment Policies and Practices of the Funds" and "Risks of Investing in the Funds."
 INVESTMENT RISKS

     General. The price per share of each Fund will fluctuate with changes in value of the investments held by such Fund. Additionally, there can be no assurance that the Funds will achieve their investment objectives or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products.

     Equity Securities. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

     Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

     Investment in issuers that are principally engaged in real estate, including real estate investment trusts ("REITs"), may subject a Fund to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

     Fixed Income Securities. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

     Risks of Techniques Involving Leverage. Utilization of leverage involves special risks and may involve speculative

ING FUNDS TRUST                                                                3
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investment techniques. Certain Funds may borrow for other
than temporary or emergency purposes, lend their securities, enter into reverse repurchase agreements and purchase securities on a when issued or forward commitment basis and engage in dollar roll transactions. Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments.

     The risks of leverage include a higher volatility of the net asset value of the Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. The risks of leverage may be considered speculative.

     Foreign Securities. Investments in securities of issuers in any foreign country involve special risk considerations not typically associated with investing in U.S. companies. These risks are often heightened for investments in developing or emerging markets.

     Non-diversified Investment Companies. The ING Global Brand Names Fund, the ING Focus Fund and the ING Global Real Estate Fund are classified as non-diversified investment companies under the Investment Company Act of 1940, as amended, (the "1940 Act"), which means that each Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

     Concentration. The ING Global Information Technology Fund and ING Global Real Estate Fund "concentrate" (for purposes of the 1940 Act) their assets in securities related to a particular sector or industry. As a result, each Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

     For additional information concerning the risks of investing in the Funds, see "Risks of Investing in the Funds."
 MANAGEMENT OF THE FUNDS

     As manager of the Funds, the Manager has overall responsibility, subject to the supervision of the Board of Trustees, for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Fund by its respective Sub-Adviser. The Manager also provides certain administrative services necessary for the Funds' operations. Pursuant to a Management Agreement, the Trust currently pays the Manager for its services a monthly fee at an annual rate based on the average daily net assets of each Fund. See "Fund Expenses -- Fee Table" and "Management of the Funds -- The Manager." All of the Sub-Advisers are indirect subsidiaries of ING Group and are affiliates of each other and the Manager and ING Funds Distributor, Inc. ("Distributor").

     Baring Asset Management, Inc. ("BAM") serves as sub-adviser to the ING Large Cap Growth Fund and ING Small Cap Growth Fund and as co-sub-adviser, with Baring International Investment Limited ("BIIL") and Baring International Investment (Far East) Limited ("BIFL"), to the ING International Equity Fund and ING Emerging Markets Equity Fund. Furman Selz Capital Management LLC ("FSCM") serves as sub-adviser to the ING Mid Cap Growth Fund, ING Balanced Fund and ING Focus Fund. ING Investment Management Advisors B.V. ("IIMA") serves as sub-adviser to the ING European Equity Fund, ING Global Brand Names Fund, ING Global Information Technology Fund and ING Global Real Estate Fund. ING Investment Management LLC ("IIM") serves as sub-adviser to the ING Growth & Income Fund. Delta Asset Management ("DELTA"), a division of FSCM, serves as sub-adviser to the ING Tax Efficient Equity Fund. BAM, BIIL, BIFL, FSCM, IIMA, IIM and DELTA may be referred to herein individually as a "Sub-Adviser" and collectively as the "Sub-Advisers." For their services, the Sub-Advisers receive a fee from the Manager based on their respective Fund's average daily net assets. See "Management of the Funds -- The Sub-Advisers."

     The Sub-Advisers have full investment discretion and make all determinations with respect to the investment of each Fund's assets and the purchase and sale of portfolio securities consistent with the investment objectives, policies, and restrictions for such Fund.
 OTHER SERVICE PROVIDERS

     The Distributor distributes the Funds' shares and may be compensated for certain of its distribution-related expenses. ING Fund Services Co. LLC ("ING Fund Services") has entered into a Fund Services Agreement with the Funds pursuant to which ING Fund Services will perform or engage third parties to perform transfer agency, fund accounting, account servicing, and other services. ING Fund Services has hired DST Systems, Inc. ("DST") to act as the Funds' transfer agent and First Data Investor Services Group ("First Data") to act as the Funds' fund accounting agent.
 CLASSES OF SHARES

     The Funds offer investors a choice among multiple classes of shares with different sales charges and expenses. In selecting which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your investment, (ii) the amount of any applicable sales charge (whether imposed at the time of purchase or redemption) and Rule 12b-1 fees, as noted below, (iii) whether
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you qualify for any reduction or waiver of any applicable sales charge (e.g., if you are exempt from the sales charge, you must invest in Class A shares), (iv) the various exchange privileges among the different classes of shares and (v) the fact that Class B and X shares automatically convert to Class A shares after eight years. The Class A, Class B and Class C shares are offered in this Prospectus.

     A broker-dealer may receive different levels of compensation depending on which class of shares is sold. The Distributor may also provide additional compensation to dealers in connection with selling shares of the Funds or for their own company-sponsored sales programs. Additional compensation or assistance may be provided to dealers and includes, but is not limited to, payment or reimbursement for educational, training and sales conferences or programs for their employees. In some cases, this compensation may only be available to dealers whose representatives have sold or are expected to sell significant amounts of shares. The Distributor will make these payments from its own resources and none of the aforementioned additional compensation is paid for by the applicable Fund or its shareholders.

     Class A Shares. An investor who purchases Class A shares pays a maximum sales charge of 5.75% at the time of purchase. As a result, Class A shares are not subject to any charges when they are redeemed (except for sales at net asset value in excess of $1 million which may be subject to a contingent deferred sales charge ("CDSC") at the time of redemption). The initial sales charge may be reduced or waived for certain purchases. Class A shares are also subject to an annual Rule 12b-1 fee of up to 0.50% of average daily net assets attributable to Class A shares. This fee is lower than the other classes having Rule 12b-1 fees and therefore Class A shares may have lower expenses and may pay higher dividends. See "Purchase of Fund Shares."

     Class B Shares. Class B shares are sold without an initial sales charge, but are subject to a CDSC of 5.00% if redeemed within one year of purchase, with declining charges for redemptions thereafter up to six years after purchase. Class B shares are also subject to a higher annual Rule 12b-1 fee than Class A shares -- up to 0.75% of the Fund's average daily net assets attributable to Class B shares. However, after eight years, Class B shares automatically will be converted to Class A shares at no charge to the investor, resulting in a lower Rule 12b-1 fee thereafter. Class B shares provide the benefit of putting all dollars to work from the time of investment, but will have a higher expense ratio and may pay lower dividends than Class A shares due to the higher Rule 12b-1 fee and any other class specific expenses. See "Purchase of Fund Shares."

     Class C Shares. Class C shares are sold without an initial sales charge, but are subject to a CDSC of 1.00% if redeemed within one year of purchase. Class C shares also are subject to a higher annual Rule 12b-1 fee than the Class A shares -- up to 0.75% of the Fund's average daily net assets attributable to Class C shares. Class C shares provide the benefit of putting all dollars to work from the time of investment, but will have a higher expense ratio and may pay lower dividends than Class A shares due to the higher Rule 12b-1 fee and any other class specific expenses. While Class C shares do not convert to Class A shares, they do not have to be held for as long a time (one year) as Class B shares to avoid paying a CDSC. See "Purchase of Fund Shares."

     Class X Shares. Each Fund offers Class X shares under a separate prospectus. The Class X shares has different sales charges and other expenses, which may affect performance. The Class X shares may be purchased only by certain qualified investors (including, but not limited to, IRAs, Roth IRAs, SEP IRAs, Simple IRAs and 403(b)(7) plans). If you are interested in further information concerning the Class X shares, please call the Funds and request a prospectus at 1-877-INFO-ING or contact your authorized broker or investment adviser.

     All Classes. Each Class of shares is also subject to shareholder servicing fees of up to 0.25% of average daily net assets attributable to such shares and account servicing fees of up to 0.25% of average daily net assets attributable to such shares. See "Management of the Funds -- Shareholder Servicing Plan" and "Management of the Funds -- Fund Accountant, Transfer Agent and Account Services."
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ING FUNDS TRUST                                                                5
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                                 FUND EXPENSES

     The purpose of the following tables is to assist investors in understanding the various costs and expenses that an investor in each Fund will bear, either directly or indirectly. Each Fund's costs and expenses are based upon estimates of the Fund's operating expenses for the Fund's first fiscal year:

                                   FEE TABLE

                                                             ING LARGE CAP GROWTH FUND     ING GROWTH & INCOME FUND
                                                            ---------------------------   ---------------------------
                                                            CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
                                                            -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)(1)..................  5.75%      NONE      NONE     5.75%      NONE      NONE
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price).....................   NONE      NONE      NONE      NONE      NONE      NONE
Maximum Contingent Deferred Sales Load
  (as a percentage of the lesser of the net asset value at
  the time of redemption or at the time of purchase)(2)...   NONE     5.00%     1.00%      NONE     5.00%     1.00%
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE
  DAILY NET ASSETS)
Management Fees (after waivers)*..........................  0.19%     0.19%     0.19%     0.19%     0.19%     0.19%
12b-1 Fees (after waivers)*...............................  0.10%     0.75%     0.75%     0.10%     0.75%     0.75%
Shareholder Servicing Fees................................  0.25%     0.25%     0.25%     0.25%     0.25%     0.25%
Other Expenses (after waivers) **.........................  0.75%     0.75%     0.75%     0.75%     0.75%     0.75%
                                                             ----      ----      ----      ----      ----      ----
TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***..........  1.29%     1.94%     1.94%     1.29%     1.94%     1.94%
                                                             ====      ====      ====      ====      ====      ====

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
(1) Under certain circumstances, purchases of Class A shares not subject to an initial sales charge will be subject to a CDSC if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSC, see this Prospectus under "Purchase of Fund Shares."
(2) If you purchase Class B shares, you do not pay an initial sales charge but you may incur a CDSC if you redeem some or all of your Class B shares before the end of the sixth year after which you purchased such shares. The CDSC for redemptions occurring in years one through six, respectively, is 5%, 4%, 4%, 3%, 2% and 1% of the lesser of the net asset value of the shares at the time of redemption or at the time of purchase. The CDSC is not imposed on the amount of any increase in your account value over the amount invested. No CDSC is charged after the sixth year. If you purchase Class C shares, you do not pay an initial sales charge but you may incur a CDSC if you redeem some or all of your Class C shares within 12 months of the calendar month of purchase. For a discussion of the Class B and C CDSC, see this Prospectus under "Purchase of Fund Shares."
* Management Fees consisting of investment advisory and administrative fees (before waivers) would be 0.75% annually of the average daily net assets for each Fund. Rule 12b-1
     Fees (before waivers) would be 0.50% annually of the average daily net assets for each Fund's Class A shares. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.
**   Under the Fund Services Agreement, each Fund may pay ING
     Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. Each Fund currently waives
     0.05% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Funds' consent. (See "Management of the Fund -- Fund Accountant, Transfer Agent and Account
     Services" in the Prospectus.)
*** Total Fund Operating Expenses (before waivers) for each Fund would be 2.30% for Class A shares and 2.55% for Class B and C shares.

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                                   FEE TABLE

                                                              ING MID CAP GROWTH FUND      ING SMALL CAP GROWTH FUND
                                                            ---------------------------   ---------------------------
                                                            CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
                                                            -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)(1)..................  5.75%      NONE      NONE     5.75%      NONE      NONE
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price).....................   NONE      NONE      NONE      NONE      NONE      NONE
Maximum Contingent Deferred Sales Load
  (as a percentage of the lesser of the net asset value at
  the time of redemption or at the time of purchase)(2)...   NONE     5.00%     1.00%      NONE     5.00%     1.00%
ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
Management Fees (after waivers)*..........................  0.25%     0.25%     0.25%     0.25%     0.25%     0.25%
12b-1 Fees (after waivers)*...............................  0.10%     0.75%     0.75%     0.10%     0.75%     0.75%
Shareholder Servicing Fees................................  0.25%     0.25%     0.25%     0.25%     0.25%     0.25%
Other Expenses (after waivers) **.........................  0.75%     0.75%     0.75%     0.75%     0.75%     0.75%
                                                             ----      ----      ----      ----      ----      ----
TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***..........  1.35%     2.00%     2.00%     1.35%     2.00%     2.00%
                                                             ====      ====      ====      ====      ====      ====

------------------------------

(1) Under certain circumstances, purchases of Class A shares not subject to an initial sales charge will be subject to a CDSC if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSC, see this Prospectus under "Purchase of Fund Shares."
(2) If you purchase Class B shares, you do not pay an initial sales charge but you may incur a CDSC if you redeem some or all of your Class B shares before the end of the sixth year after which you purchased such shares. The CDSC for redemptions occurring in years one through six, respectively, is 5%, 4%, 4%, 3%, 2% and 1% of the lesser of the net asset value of the shares at the time of redemption or at the time of purchase. The CDSC is not imposed on the amount of any increase in your account value over the amount invested. No CDSC is charged after the sixth year. If you purchase Class C shares, you do not pay an initial sales charge but you may incur a CDSC if you redeem some or all of your Class C shares within 12 months of the calendar month of purchase. For a discussion of the Class B and C CDSC, see this Prospectus under "Purchase of Fund Shares."
* Management Fees consisting of investment advisory and administrative fees (before waivers) would be 1.00% annually of the average daily net assets for each Fund. Rule 12b-1
     Fees (before waivers) would be 0.50% annually of the average daily net assets for each Fund's Class A shares. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.
**   Under the Fund Services Agreement, each Fund may pay ING
     Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. Each Fund currently waives
     0.05% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Funds' consent. (See "Management of the Fund -- Fund Accountant, Transfer Agent and Account
     Services" in the Prospectus.)
*** Total Fund Operating Expenses (before waivers) for each Fund would be 2.55% for Class A shares and 2.80% for Class B and C shares.

ING FUNDS TRUST                                                                7
--------------------------------------------------------------------------------

                                   FEE TABLE

                                                                                            ING GLOBAL BRAND NAMES
                                                                 ING BALANCED FUND                   FUND
                                                            ---------------------------   ---------------------------
                                                            CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
                                                            -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)(1)..................  5.75%      NONE      NONE     5.75%      NONE      NONE
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price).....................   NONE      NONE      NONE      NONE      NONE      NONE
Maximum Contingent Deferred Sales Load
  (as a percentage of the lesser of the net asset value at
  the time of redemption or at the time of purchase)(2)...   NONE     5.00%     1.00%      NONE     5.00%     1.00%
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE
  DAILY NET ASSETS)
Management Fees (after waivers)*..........................  0.20%     0.20%     0.20%     0.25%     0.25%     0.25%
12b-1 Fees (after waivers)*...............................  0.10%     0.75%     0.75%     0.10%     0.75%     0.75%
Shareholder Servicing Fees................................  0.25%     0.25%     0.25%     0.25%     0.25%     0.25%
Other Expenses (after waivers) **.........................  0.74%     0.74%     0.74%     0.93%     0.93%     0.93%
                                                             ----      ----      ----      ----      ----      ----
TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***..........  1.29%     1.94%     1.94%     1.53%     2.18%     2.18%
                                                             ====      ====      ====      ====      ====      ====

------------------------------

(1) Under certain circumstances, purchases of Class A shares not subject to an initial sales charge will be subject to a CDSC if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSC, see this Prospectus under "Purchase of Fund Shares."
(2) If you purchase Class B shares, you do not pay an initial sales charge but you may incur a CDSC if you redeem some or all of your Class B shares before the end of the sixth year after which you purchased such shares. The CDSC for redemptions occurring in years one through six, respectively, is 5%, 4%, 4%, 3%, 2% and 1% of the lesser of the net asset value of the shares at the time of redemption or at the time of purchase. The CDSC is not imposed on the amount of any increase in your account value over the amount invested. No CDSC is charged after the sixth year. If you purchase Class C shares, you do not pay an initial sales charge but you may incur a CDSC if you redeem some or all of your Class C shares within 12 months of the calendar month of purchase. For a discussion of the Class B and C CDSC, see this Prospectus under "Purchase of Fund Shares."
* Management Fees consisting of investment advisory and administrative fees (before waivers) for ING Balanced Fund and ING Global Brand Names Fund would be 0.80% and 1.00% annually of the average daily net assets for each Fund, respectively. Rule 12b-1 Fees (before waivers) would be 0.50% annually of the average daily net assets for each Fund's Class A shares. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.
**   Under the Fund Services Agreement, each Fund may pay ING
     Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. Each Fund currently waives
     0.05% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Funds' consent. (See "Management of the Fund -- Fund Accountant, Transfer Agent and Account
     Services" in the Prospectus.)
***  Total Fund Operating Expenses (before waivers) would be
     2.34% for Class A shares and 2.59% for Class B and C shares of the ING Balanced Fund and 2.73% for Class A shares and 2.98% for Class B and C shares of the ING Global Brand Names
     Fund.

 8                                                               ING FUNDS TRUST
--------------------------------------------------------------------------------

                                   FEE TABLE

                                                             ING INTERNATIONAL EQUITY        ING EMERGING MARKETS
                                                                       FUND                       EQUITY FUND
                                                            ---------------------------   ---------------------------
                                                            CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
                                                            -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)(1)..................  5.75%      NONE      NONE     5.75%      NONE      NONE
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price).....................   NONE      NONE      NONE      NONE      NONE      NONE
Maximum Contingent Deferred Sales Load
  (as a percentage of the lesser of the net asset value at
  the time of redemption or at the time of purchase)(2)...   NONE     5.00%     1.00%      NONE     5.00%     1.00%
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE
  DAILY NET ASSETS)
Management Fees (after waivers)*..........................  0.31%     0.31%     0.31%     0.31%     0.31%     0.31%
12b-1 Fees (after waivers)*...............................  0.10%     0.75%     0.75%     0.10%     0.75%     0.75%
Shareholder Servicing Fees................................  0.25%     0.25%     0.25%     0.25%     0.25%     0.25%
Other Expenses (after waivers) **.........................  0.93%     0.93%     0.93%     1.04%     1.04%     1.04%
                                                             ----      ----      ----      ----      ----      ----
TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***..........  1.59%     2.24%     2.24%     1.70%     2.35%     2.35%
                                                             ====      ====      ====      ====      ====      ====

------------------------------

(1) Under certain circumstances, purchases of Class A shares not subject to an initial sales charge will be subject to a CDSC if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSC, see this Prospectus under "Purchase of Fund Shares."
(2) If you purchase Class B shares, you do not pay an initial sales charge but you may incur a CDSC if you redeem some or all of your Class B shares before the end of the sixth year after which you purchased such shares. The CDSC for redemptions occurring in years one through six, respectively, is 5%, 4%, 4%, 3%, 2% and 1% of the lesser of the net asset value of the shares at the time of redemption or at the time of purchase. The CDSC is not imposed on the amount of any increase in your account value over the amount invested. No CDSC is charged after the sixth year. If you purchase Class C shares, you do not pay an initial sales charge but you may incur a CDSC if you redeem some or all of your Class C shares within 12 months of the calendar month of purchase. For a discussion of the Class B and C CDSC, see this Prospectus under "Purchase of Fund Shares."
* Management Fees consisting of investment advisory and administrative fees (before waivers) would be 1.25% annually of the average daily net assets for each Fund. Rule 12b-1
     Fees (before waivers) would be 0.50% annually of the average daily net assets for each Fund's Class A shares. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.
**   Under the Fund Services Agreement, each Fund may pay ING
     Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. Each Fund currently waives
     0.05% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Funds' consent. (See "Management of the Fund -- Fund Accountant, Transfer Agent and Account
     Services" in the Prospectus.)
***  Total Fund Operating Expenses (before waivers) would be
     2.98% for Class A shares and 3.23% for Class B and C shares of the ING International Equity Fund and 3.09% for Class A shares and 3.34% for Class B and C shares of the ING
     Emerging Markets Equity Fund.

ING FUNDS TRUST                                                                9
--------------------------------------------------------------------------------

                                   FEE TABLE

                                                                                           ING TAX EFFICIENT EQUITY
                                                             ING EUROPEAN EQUITY FUND                FUND
                                                            ---------------------------   ---------------------------
                                                            CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
                                                            -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)(1)..................  5.75%      NONE      NONE     5.75%      NONE      NONE
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price).....................   NONE      NONE      NONE      NONE      NONE      NONE
Maximum Contingent Deferred Sales Load
  (as a percentage of the lesser of the net asset value at
  the time of redemption or at the time of purchase)(2)...   NONE     5.00%     1.00%      NONE     5.00%     1.00%
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE
  DAILY NET ASSETS)
Management Fees (after waivers)*..........................  0.29%     0.29%     0.29%     0.20%     0.20%     0.20%
12b-1 Fees (after waivers)*...............................  0.10%     0.75%     0.75%     0.10%     0.75%     0.75%
Shareholder Servicing Fees................................  0.25%     0.25%     0.25%     0.25%     0.25%     0.25%
Other Expenses (after waivers) **.........................  0.98%     0.98%     0.98%     0.75%     0.75%     0.75%
                                                             ----      ----      ----      ----      ----      ----
TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***..........  1.62%     2.27%     2.27%     1.30%     1.95%     1.95%
                                                             ====      ====      ====      ====      ====      ====

------------------------------

(1) Under certain circumstances, purchases of Class A shares not subject to an initial sales charge will be subject to a CDSC if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSC, see this Prospectus under "Purchase of Fund Shares."
(2) If you purchase Class B shares, you do not pay an initial sales charge but you may incur a CDSC if you redeem some or all of your Class B shares before the end of the sixth year after which you purchased such shares. The CDSC for redemptions occurring in years one through six, respectively, is 5%, 4%, 4%, 3%, 2% and 1% of the lesser of the net asset value of the shares at the time of redemption or at the time of purchase. The CDSC is not imposed on the amount of any increase in your account value over the amount invested. No CDSC is charged after the sixth year. If you purchase Class C shares, you do not pay an initial sales charge but you may incur a CDSC if you redeem some or all of your Class C shares within 12 months of the calendar month of purchase. For a discussion of the Class B and C CDSC, see this Prospectus under "Purchase of Fund Shares."
* Management Fees consisting of investment advisory and administrative fees (before waivers) for the ING European
     Equity Fund and the ING Tax Efficient Equity Fund would be
     1.15% and 0.80% annually of the average daily net assets for each Fund, respectively. Rule 12b-1 Fees (before waivers) would be 0.50% annually of the average daily net assets for each Fund's Class A shares. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.
**   Under the Fund Services Agreement, each Fund may pay ING
     Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. Each Fund currently waives
     0.05% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Funds' consent. (See "Management of the Fund -- Fund Accountant, Transfer Agent and Account
     Services" in the Prospectus.)
***  Total Fund Operating Expenses (before waivers) would be
     2.93% for Class A shares and 3.18% for Class B and C shares of the ING European Equity Fund and 2.35% for Class A shares and 2.60% for Class B and C shares of the ING Tax Efficient
     Equity Fund.

 10                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

                                   FEE TABLE

                                                                                            ING GLOBAL INFORMATION
                                                                  ING FOCUS FUND                TECHNOLOGY FUND
                                                            ---------------------------   ---------------------------
                                                            CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
                                                            -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)(1)..................  5.75%      NONE      NONE     5.75%      NONE      NONE
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price).....................   NONE      NONE      NONE      NONE      NONE      NONE
Maximum Contingent Deferred Sales Load
  (as a percentage of the lesser of the net asset value at
  the time of redemption or at the time of purchase)(2)...   NONE     5.00%     1.00%      NONE     5.00%     1.00%
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE
  DAILY NET ASSETS)
Management Fees (after waivers)*..........................  0.25%     0.25%     0.25%     0.31%     0.31%     0.31%
12b-1 Fees (after waivers)*...............................  0.10%     0.75%     0.75%     0.10%     0.75%     0.75%
Shareholder Servicing Fees................................  0.25%     0.25%     0.25%     0.25%     0.25%     0.25%
Other Expenses (after waivers) **.........................  0.75%     0.75%     0.75%     0.93%     0.93%     0.93%
                                                             ----      ----      ----      ----      ----      ----
TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***..........  1.35%     2.00%     2.00%     1.59%     2.24%     2.24%
                                                             ====      ====      ====      ====      ====      ====

------------------------------

(1) Under certain circumstances, purchases of Class A shares not subject to an initial sales charge will be subject to a CDSC if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSC, see this Prospectus under "Purchase of Fund Shares."
(2) If you purchase Class B shares, you do not pay an initial sales charge but you may incur a CDSC if you redeem some or all of your Class B shares before the end of the sixth year after which you purchased such shares. The CDSC for redemptions occurring in years one through six, respectively, is 5%, 4%, 4%, 3%, 2% and 1% of the lesser of the net asset value of the shares at the time of redemption or at the time of purchase. The CDSC is not imposed on the amount of any increase in your account value over the amount invested. No CDSC is charged after the sixth year. If you purchase Class C shares, you do not pay an initial sales charge but you may incur a CDSC if you redeem some or all of your Class C shares within 12 months of the calendar month of purchase. For a discussion of the Class B and C CDSC, see this Prospectus under "Purchase of Fund Shares."
* Management Fees consisting of investment advisory and administrative fees (before waivers) for the ING Focus Fund and ING Global Information Technology Fund would be 1.00% and 1.25% annually of the average daily net assets for each Fund, respectively. Rule 12b-1 Fees (before waivers) would be 0.50% annually of the average daily net assets for each Fund's Class A shares. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.
**   Under the Fund Services Agreement, each Fund may pay ING
     Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. Each Fund currently waives
     0.05% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Funds' consent. (See "Management of the Fund -- Fund Accountant, Transfer Agent and Account
     Services" in the Prospectus.)
***  Total Fund Operating Expenses (before waivers) would be
     2.55% for Class A shares and 2.80% for Class B and C shares of the ING Focus Fund and 2.98% for Class A shares and 3.23% for Class B and C shares of the ING Global Information
     Technology Fund.

ING FUNDS TRUST                                                               11
--------------------------------------------------------------------------------

                                   FEE TABLE

                                                                       ING GLOBAL REAL ESTATE FUND
                                                                   -----------------------------------
                                                                   CLASS A       CLASS B       CLASS C
                                                                   -------       -------       -------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)(1)....................       5.75%         NONE          NONE
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price).......................       NONE          NONE          NONE
Maximum Contingent Deferred Sales Load
  (as a percentage of the lesser of the net asset value at
  the time of redemption or at the time of purchase)(2).....       NONE          5.00%         1.00%
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
  AVERAGE DAILY NET ASSETS)
Management Fees (after waivers)*............................       0.25%         0.25%         0.25%
12b-1 Fees (after waivers)*.................................       0.10%         0.75%         0.75%
Shareholder Servicing Fees..................................       0.25%         0.25%         0.25%
Other Expenses (after waivers) **...........................       0.93%         0.93%         0.93%
                                                                    ----          ----          ----
TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***............       1.53%         2.18%         2.18%
                                                                    ====          ====          ====

------------------------------

(1) Under certain circumstances, purchases of Class A shares not subject to an initial sales charge will be subject to a CDSC if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSC, see this Prospectus under "Purchase of Fund Shares."
(2) If you purchase Class B shares, you do not pay an initial sales charge but you may incur a CDSC if you redeem some or all of your Class B shares before the end of the sixth year after which you purchased such shares. The CDSC for redemptions occurring in years one through six, respectively, is 5%, 4%, 4%, 3%, 2% and 1% of the lesser of the net asset value of the shares at the time of redemption or at the time of purchase. The CDSC is not imposed on the amount of any increase in your account value over the amount invested. No CDSC is charged after the sixth year. If you purchase Class C shares, you do not pay an initial sales charge but you may incur a CDSC if you redeem some or all of your Class C shares within 12 months of the calendar month of purchase. For a discussion of the Class B and C CDSC, see this Prospectus under "Purchase of Fund Shares."
* Management Fees consisting of investment advisory and administrative fees (before waivers) would be 1.00% annually of the average daily net assets. Rule 12b-1 Fees (before waivers) would be 0.50% annually of the average daily net assets for the Fund's Class A shares . The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Fund's consent.
**   Under the Fund Services Agreement, each Fund may pay ING
     Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. The Fund currently waives
     0.05% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Fund's consent. (See "Management of the Fund -- Fund Accountant, Transfer Agent and Account
     Services" in the Prospectus.)
***  Total Fund Operating Expenses (before waivers) would be
     2.73% for Class A shares and 2.98% for Class B and C shares.

 12                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

EXPENSE EXAMPLES:

     The following table is provided to assist you in understanding the various costs and expenses that you would bear directly or indirectly as an investor in the Fund(s).

                                               FULL REDEMPTION*   NO REDEMPTION**
                                               ----------------   ----------------
                                               1 YEAR   3 YEARS   1 YEAR   3 YEARS
                                               ------   -------   ------   -------
ING LARGE CAP GROWTH FUND
     Class A Shares..........................   $70      $ 96      $70      $ 96
     Class B Shares..........................   $70      $101      $20      $ 61
     Class C Shares..........................   $30      $ 61      $20      $ 61
ING GROWTH & INCOME FUND
     Class A Shares..........................   $70      $ 96      $70      $ 96
     Class B Shares..........................   $70      $101      $20      $ 61
     Class C Shares..........................   $30      $ 61      $20      $ 61
ING MID CAP GROWTH FUND
     Class A Shares..........................   $71      $ 98      $71      $ 98
     Class B Shares..........................   $71      $103      $21      $ 63
     Class C Shares..........................   $31      $ 63      $21      $ 63
ING SMALL CAP GROWTH FUND
     Class A Shares..........................   $71      $ 98      $71      $ 98
     Class B Shares..........................   $71      $103      $21      $ 63
     Class C Shares..........................   $31      $ 63      $21      $ 63
ING BALANCED FUND
     Class A Shares..........................   $70      $ 96      $70      $ 96
     Class B Shares..........................   $70      $101      $20      $ 61
     Class C Shares..........................   $30      $ 61      $20      $ 61
ING GLOBAL BRAND NAMES FUND
     Class A Shares..........................   $72      $103      $72      $103
     Class B Shares..........................   $72      $109      $22      $ 69
     Class C Shares..........................   $32      $ 69      $22      $ 69
ING INTERNATIONAL EQUITY FUND
     Class A Shares..........................   $73      $105      $73      $105
     Class B Shares..........................   $73      $111      $23      $ 71
     Class C Shares..........................   $33      $ 71      $23      $ 71
ING EMERGING MARKETS EQUITY FUND
     Class A Shares..........................   $74      $108      $74      $108
     Class B Shares..........................   $74      $114      $24      $ 74
     Class C Shares..........................   $34      $ 74      $24      $ 74

------------------------------

* Full Redemption. You would have paid the above expenses on a $1,000 investment, assuming a hypothetical 5% annual return and full redemption of your shares at the end of each period shown.
** No Redemption. You would have paid the above expenses on a $1,000 investment, assuming a hypothetical 5% annual return and no redemption of your shares at the end of each period shown.

     THE EXAMPLES PROVIDED SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUNDS' PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN ADDITION, WHILE THE EXAMPLES ASSUME A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN THAT IS GREATER OR LESS THAN 5%.

ING FUNDS TRUST                                                               13
--------------------------------------------------------------------------------

EXPENSE EXAMPLES:

     The following table is provided to assist you in understanding the various costs and expenses that you would bear directly or indirectly as an investor in the Fund(s).

                                               FULL REDEMPTION*   NO REDEMPTION**
                                               ----------------   ----------------
                                               1 YEAR   3 YEARS   1 YEAR   3 YEARS
                                               ------   -------   ------   -------
ING EUROPEAN EQUITY FUND
     Class A Shares..........................   $73      $106      $73      $106
     Class B Shares..........................   $73      $111      $23      $ 71
     Class C Shares..........................   $33      $ 71      $23      $ 71
ING TAX EFFICIENT EQUITY FUND
     Class A Shares..........................   $70      $ 97      $70      $ 97
     Class B Shares..........................   $70      $102      $20      $ 62
     Class C Shares..........................   $30      $ 62      $20      $ 62
ING FOCUS FUND
     Class A Shares..........................   $71      $ 98      $71      $ 98
     Class B Shares..........................   $71      $103      $21      $ 63
     Class C Shares..........................   $31      $ 63      $21      $ 63
ING GLOBAL INFORMATION TECHNOLOGY FUND
     Class A Shares..........................   $73      $105      $73      $105
     Class B Shares..........................   $73      $111      $23      $ 71
     Class C Shares..........................   $33      $ 71      $23      $ 71
ING GLOBAL REAL ESTATE FUND
     Class A Shares..........................   $72      $103      $72      $103
     Class B Shares..........................   $72      $109      $22      $ 69
     Class C Shares..........................   $32      $ 69      $22      $ 69

------------------------------

* Full Redemption. You would have paid the above expenses on a $1,000 investment, assuming a hypothetical 5% annual return and full redemption of your shares at the end of each period shown.
** No Redemption. You would have paid the above expenses on a $1,000 investment, assuming a hypothetical 5% annual return and no redemption of your shares at the end of each period shown.

     THE EXAMPLES PROVIDED SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUNDS' PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN ADDITION, WHILE THE EXAMPLES ASSUME A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN THAT IS GREATER OR LESS THAN 5%.

 14                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

               THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS

     Each Fund follows its own investment policies and practices, including certain investment restrictions. The "Investment Restrictions" section of the SAI contains specific investment restrictions (the "Investment Restrictions") which govern each Fund's investments. Each Fund's investment objective and certain Investment Restrictions are fundamental policies which may not be changed without a vote of a majority of the outstanding voting securities, as defined under the 1940 Act, of the affected Fund. Except for the objectives and those restrictions specifically identified as fundamental, all other investment policies and practices described in this Prospectus and in the SAI are not fundamental, and may therefore be changed by the Board of Trustees without shareholder approval. There can be no assurance that any Fund will achieve its investment objective.

     ING Large Cap Growth Fund. The ING Large Cap Growth Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of large companies (i.e., companies with market capitalizations of more than $1 billion at the time of acquisition) which, in the Sub-Adviser's opinion, possess growth potential.

     ING Growth & Income Fund. The ING Growth & Income Fund seeks to provide investors with high total return. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities. As a general matter, the Fund expects these investments to earn income.

     ING Mid Cap Growth Fund. The ING Mid Cap Growth Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of issuers with market capitalizations falling within the Russell Mid Cap Growth Index at the time of acquisition which, in the Sub-Adviser's opinion, possess growth potential. Such companies are typically well established but have not reached full maturity, and may offer significant growth potential. The Sub-Adviser will seek to identify companies which, in its opinion, will experience growing earnings and strong price appreciation relative to the Russell Mid Cap Growth Index.

     ING Small Cap Growth Fund. The ING Small Cap Growth Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of smaller companies (i.e., companies with market capitalizations falling within the Russell 2500 Growth at the time of acquisition) which, in the Sub-Adviser's opinion, possess growth potential.

     ING Balanced Fund. The ING Balanced Fund seeks to provide investors with high total return. The Fund primarily invests in a combination of mid- and large-capitalization equity securities, intermediate-maturity fixed income securities and money market instruments. Under normal market conditions, the Fund will invest at least 25% of its total assets in fixed income senior securities. The average maturity of the fixed income securities in the Fund will, under normal circumstances, be approximately five years, although this will vary with changing market conditions.

     ING Global Brand Names Fund. The ING Global Brand Names Fund is a non-diversified fund that seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies located in at least three different countries including the United States, which in the Sub-Adviser's opinion, have a well recognized franchise, a global presence and derive most of their revenues from sales of consumer goods. The companies in which the Fund invests either have leading market positions, or in the Sub-Adviser's opinion, have the potential to achieve leading market positions in the foreseeable future.

     ING International Equity Fund. The ING International Equity Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least seven different countries, outside of the United States. The Fund will invest in a broad range of equity securities. The Fund may purchase securities in any foreign country, developed or underdeveloped, or emerging market countries. The Fund will not invest more than 15% of its total assets in emerging market countries. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries. See "Description of Securities and Investment Practices -- Open-End and Closed-End Investment Companies."

     ING Emerging Markets Equity Fund. The ING Emerging Markets Equity Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of emerging market issuers. Under normal conditions, the Fund will maintain investments in at least seven emerging market countries and will not invest more than 25% of its total assets in any one emerging market country. For these purposes, the Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing or any country determined by the Sub-Advisers to have emerging economies or developing markets. The Fund's Sub-Advisers considers emerging market issuers to be companies the securities of which are principally traded in the capital markets of emerging market countries; that derive at least 50% of their total revenue from either goods produced or

ING FUNDS TRUST                                                               15
--------------------------------------------------------------------------------

services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; or that are organized under the laws of and have a principal office in an emerging market country. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries. See "Description of Securities and Investment Practices -- Open-End and Closed-End Investment Companies."

     ING European Equity Fund. The ING European Equity Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of European issuers. The Fund's Sub-Adviser considers European issuers to be companies the securities of which are principally traded in the European capital markets, that derive at least 50% of their total revenue from either goods produced or services rendered in countries located in Europe, regardless of where the securities of such companies are principally traded, or that are organized under the laws of and have a principal office in a European country.

     ING Tax Efficient Equity Fund. The ING Tax Efficient Equity Fund seeks to provide taxable investors with a high total return on an after-tax basis. In attempting to achieve its investment objective, the Fund under normal market conditions will invest at least 80% of its total assets in a widely diversified portfolio of equity securities and instruments whose returns depend upon stock market prices and will manage its portfolio in a manner that will defer the realization of accrued capital gains. An emphasis will be placed on common stocks of companies which the Sub-Adviser believes to have superior appreciation potential. The Fund may invest up to 10% of its total assets in foreign securities.

     The Fund is managed to provide high after-tax returns. Therefore, it may not provide as high a return before taxes as other funds, and as a result may not be suitable for investors who are not subject to current income tax (e.g., those investing through a tax-deferred retirement account, such as an IRA or a 401(k) Plan).

     ING Focus Fund. The ING Focus Fund is a non-diversified fund that seeks long-term capital appreciation. Under normal market conditions, the Fund will invest in a non-diversified portfolio of 20 to 40 equity securities. The Sub-Adviser seeks to invest the Fund in companies that possess the potential for reliable, above average earnings growth and that are reasonably valued relative to their growth potential. To find such companies, the Sub-Adviser identifies companies or industries that are likely to benefit from significant fundamental change. Such significant fundamental change could be the result of, among other factors, (i) the development of innovative products or services that could create new markets, (ii) the development of more efficient methods of manufacturing or distribution, (iii) positive regulatory change, (iv) greater access to capital, or (v) change in industry concentration or company ownership. The Sub-Adviser also seeks companies that have exhibited consistent growth in the past. The Sub-Adviser assesses management's ability and analyzes industry conditions and competition to determine the sustainability of a company's growth and profitability.

     ING Global Information Technology Fund. The ING Global Information Technology Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of information technology companies located in at least three different countries including the United States. For these purposes, the Fund defines information technology companies as those companies with primary business operations in either the information technology, hardware and software industries, or related consulting and services industries.

     The Sub-Adviser believes that because of rapid advances in information technology, investment in companies with business operations in this area will offer substantial opportunities for long-term capital appreciation. Of course, swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

     The information technology area has exhibited and continues to demonstrate rapid growth, both through increasing demand for existing products and services and the broadening of the technology market. In general, the stocks of large capitalized companies that are well established in the information technology market can be expected to grow with the market and will frequently be found in the Fund's portfolio. The Fund's investment policy is not limited to any minimum capitalization requirement and the Fund may hold securities without regard to the capitalization of the issuer. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of a company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

     ING Global Real Estate Fund. The ING Global Real Estate Fund is a non-diversified fund that seeks to provide investors with high total return. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of issuers located in at least three different countries including the United States that are principally engaged in the real estate industry. In selecting investments for the Fund, the Fund's Sub-Adviser will select companies

 16                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

whose business it is to own, operate, develop and/or manage real estate.

     All Funds. While each Fund will invest primarily in investments that are consistent with its name, each Fund may invest any remaining assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances and commercial paper or in equity securities that the applicable Fund's Sub-Adviser believes are appropriate in light of the Fund's investment objective. For purposes of this Prospectus, equity securities include common stock, preferred stock, warrants or rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock.

     Each Fund, except ING Mid Cap Growth, ING International Equity, ING Emerging Markets Equity and ING Focus Funds, will only purchase fixed income securities that are rated investment grade, i.e., rated at least BBB by Standard & Poor's Rating Group ("S&P") or Baa by Moody's Investor Services ("Moody's"), or have an equivalent rating from another Nationally Recognized Statistical Ratings Organization ("NRSRO"), or if unrated, are determined to be of comparable quality by the Sub-Adviser. The ING Mid Cap Growth Fund and the ING Focus Fund, will only purchase fixed income securities that are rated A or better by S&P or Moody's or have an equivalent rating from another NRSRO, or if unrated, are determined to be of comparable quality by the applicable Sub-Adviser. The ING International Equity Fund will only purchase fixed income securities that are rated at least AA+ by S&P or Aa-2 by Moody's, or have an equivalent rating from another NRSRO, or if unrated, are determined to be of comparable quality by the Sub-Adviser. The ING Emerging Markets Equity Fund may invest in fixed income securities that are rated below investment grade. See the SAI for a description of the bond ratings. Money market securities, certificates of deposit, banker's acceptance and commercial paper purchased by the Funds must be rated in one of the two top rating categories by an NRSRO or, if not rated, determined to be of comparable quality by the Fund's Sub-Adviser.

     All Funds may use various investment strategies and techniques when the Sub-Adviser determines that such use is appropriate in an effort to meet a Fund's investment objective including: purchasing and writing "covered" put and call equity options; purchasing and selling stock index, interest rate, and other futures contracts; purchasing options on stock index futures contracts and futures contracts based upon other financial instruments; entering into foreign currency transactions and options and forward contracts on foreign currencies; entering into repurchase agreements or reverse repurchase agreements; investing up to 15% of net assets in illiquid securities; and lending portfolio securities to brokers, dealers, banks, or other recognized institutional borrowers of securities.

     In order to meet liquidity needs or for temporary defensive purposes, each Fund may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which in the Sub-Adviser's opinion are more conservative than the types of securities that the Fund typically invests in. To the extent a Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.

     The SEC currently requires a Fund to invest at least 65% of its total assets in investments that are consistent with its name (i.e., The ING Large Cap Growth Fund must invest at least 65% of its total assets in large-capitalization issuers). To the extent the SEC changes the percentage of a Fund's assets that must be invested in investments that are consistent with its name, each Fund reserves the right to change, without shareholder approval, the percentage required to be invested by the Fund from 65% of total assets to the percentage required by the SEC or to change the name of the Fund.

     As a matter of fundamental policy, notwithstanding any limitation otherwise, each Fund has the ability to seek to achieve its investment objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund.

     It is the intention of the Funds, unless otherwise indicated, that with respect to their respective policies that are the result of the application of law, the Funds will use to their maximum advantage the flexibility that may exist as a result of rules or interpretations of the SEC of such laws currently in existence or amended or promulgated in the future.

     The types of securities and investment practices used by the Funds are described in greater detail at "Description of Securities and Investment Practices."

ING FUNDS TRUST                                                               17
--------------------------------------------------------------------------------

                            MANAGEMENT OF THE FUNDS

     The business and affairs of each Fund are managed under the direction of the Board of Trustees. Additional information about the Trustees, as well as the Funds' executive officers, may be found in the SAI under the heading
"Management -- Trustees and Officers."
 THE MANAGER

     ING Mutual Funds Management Co. LLC, 18 Campus Boulevard, Suite 200, Newtown Square, PA 19073, serves as the manager of the Funds pursuant to a Management Agreement with the Trust. The Manager was formed on September 8, 1998, as a Delaware limited liability company and is a wholly-owned indirect subsidiary of ING Group. The Manager is registered with the SEC as an investment adviser and has no prior experience as an investment adviser to an investment company.

     Under the Management Agreement, the Manager has overall responsibility, subject to the supervision of the Board of Trustees, for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Fund by its Sub-Adviser. The Manager is also responsible for monitoring and evaluating the Sub-Advisers on a periodic basis, and will consider their performance records with respect to the investment objectives and policies of each Fund. The Manager also provides certain administrative services necessary for the Funds' operations including: (i) coordination of the services performed by the Funds' custodian, independent auditors and legal counsel; (ii) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC; (iii) preparation of proxy statements and shareholder reports for the Funds; (iv) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' officers and Board of Trustees; and (v) furnishing office space and certain facilities required for conducting the business of the Funds.

     Pursuant to the Management Agreement, the Manager is authorized to exercise full investment discretion and make all determinations with respect to the investment of a Fund's assets and the purchase and sale of portfolio securities for one or more Funds in the event that at any time no Sub-Adviser is engaged to manage the assets of a Fund. The Management Agreement may be terminated without penalty by the vote of the Board of Trustees or the shareholders of the Fund, or by the Manager, upon 60 days' written notice by any party to the Agreement and will terminate automatically if assigned as that term is described in the 1940 Act.

     The Trust pays the Manager for its services under the Management Agreement a fee, payable monthly, based on the average daily net assets of each Fund at the following annual rates:

                                          MANAGEMENT
                  FUND                       FEE
                  ----                    ----------
ING Large Cap Growth Fund...............     0.75%
ING Growth & Income Fund................     0.75%
ING Mid Cap Growth Fund.................     1.00%
ING Small Cap Growth Fund...............     1.00%
ING Balanced Fund.......................     0.80%
ING Global Brand Names Fund.............     1.00%
ING International Equity Fund...........     1.25%
ING Emerging Markets Equity Fund........     1.25%
ING European Equity Fund................     1.15%
ING Tax Efficient Equity Fund...........     0.80%
ING Focus Fund..........................     1.00%
ING Global Information Technology
  Fund..................................     1.25%
ING Global Real Estate Fund.............     1.00%

 THE SUB-ADVISERS

     The Manager has entered into Sub-Advisory Agreements with the Sub-Advisers. Under the Sub-Advisory Agreements, the Sub-Advisers have full investment discretion and make all determinations with respect to the investment of a Fund's assets and the purchase and sale of portfolio securities and other investments. Each Sub-Advisory Agreement may be terminated without penalty by the Manager, the Board of Trustees or the shareholders of the respective Fund, or by the Sub-Adviser, on 60 days' written notice by any party to the Sub-Advisory Agreement and will terminate automatically if assigned as that term is described in the 1940 Act. Each of the Sub-Advisers is a wholly owned indirect subsidiary of ING Group and is an affiliate of the Manager. The Manager may make changes to the sub-advisory arrangements provided that it will not make any changes that would constitute an assignment (as defined under the 1940 Act) of an advisory agreement unless such actions are permissible under the 1940 Act, the rules thereunder or pursuant to relief granted by the SEC.

     Baring Asset Management, Inc. The Manager has retained BAM, a Massachusetts corporation, located at 125 High Street, Boston, MA 02110 to act as sub-adviser to the ING Large Cap Growth Fund and ING Small Cap Growth Fund. BAM is registered under the Investment Advisers Act of 1940, as amended, (the "Advisers Act") and provides investment management services to clients located around the world. BAM is a wholly-owned subsidiary of Baring Asset Management Holdings Limited ("BAMHL"). BAMHL, a global company registered in England and Wales, is the parent of the world-wide group of investment management

 18                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

companies that operate under the collective name Baring Asset
Management (the "BAM Group").

     The BAM Group provides global investment management services and maintains major investment offices in Boston, London, Hong Kong and Tokyo, and together with its predecessor corporation was founded in 1762. The BAM Group provides advisory services to institutional investors, offshore investment companies, insurance companies and private clients. As of September 30, 1998, the BAM Group managed approximately $40.6 billion of assets.

     The ING Large Cap Growth Fund is managed by Mr. William Thomas, a co-head of a team of 11 investment professionals. The team has an average of 19 years investment experience. Mr. Thomas has been an investment professional with BAM since 1987 and has 25 years of investment experience.

     The ING Small Cap Growth Fund is managed by Mr. Paul Berlinquet and Ms. Anne Underhill, members of a team of 11 investment professionals. Mr. Berlinquet has been affiliated with BAM since 1989 and has 12 years investment experience. Ms. Underhill has been affiliated with BAM since 1997 and has 23 years investment experience. The team has an average of 19 years investment experience.

     Pursuant to the Sub-Advisory Agreements, the Manager (not the Trust) pays BAM a monthly fee based on the average daily net assets of the ING Large Cap Growth Fund and ING Small Cap Growth Fund at the annual rate of 0.375% and 0.50%, respectively.

     The figures following show past performance of BAM in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING Large Cap Growth Fund. The table shows the total returns for a composite of the actual performance of large cap growth accounts managed by BAM for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING Large Cap Growth Fund's Class A, Class B and Class C shares during their initial fiscal period as set forth in the Fee Table in this Prospectus. The amounts shown assume redemption of Fund shares at the end of each period indicated. The performance is not necessarily representative of the past performance of the above referenced team or any individual of the team. Information presented is based on performance data provided by BAM. The past performance does not represent the ING Large Cap Growth Fund's performance, as it is newly organized and has no performance record of its own. Included for comparison purposes are performance figures of the S&P 500 Index, an unmanaged market index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

     The composite is made up of unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING Large Cap Growth Fund may vary in some respects. The information should not be considered a prediction of the future performance of the ING Large Cap Growth Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR
PERIODS ENDING SEPTEMBER 30, 1998

LARGE CAP GROWTH COMPOSITE

                                         S&P 500
          CLASS A*   CLASS B   CLASS C    INDEX
          --------   -------   -------   -------
1 Year      7.66%      8.53%    12.53%     9.04%
3 Years    23.15%     24.01%    24.87%    22.73%
5 Years    17.93%     18.42%    18.62%    19.99%
10 Years   17.91%     18.04%    17.90%    17.29%

* As described herein, investments in Class A shares equal to or in excess of $1,000,000 will not be subject to an initial sales charge. The annualized rate of return, without adjustment for an initial sales charge, would be 13.23%, 25.61%, 19.34% and 18.61% for the 1, 3, 5 and 10 year periods, respectively.

     The Manager has also retained BAM and its affiliates, Baring International Investment Limited and Baring International Investment (Far East) Limited, to act as co-sub-adviser to the ING International Equity Fund and ING Emerging Markets Equity Fund. BIIL is located at 155 Bishopsgate, London, England EC2M 3XY. BIFL is located at 19/F Edinburgh Tower, The Landmark, 15 Queens Road, Central, Hong Kong. BAM, BIIL and BIFL may be referred to herein as "Co-Sub-Advisers". BIIL and BIFL are registered under the Advisers Act, and provide investment management services to clients located around the world. Like BAM, each is a wholly-owned subsidiary of BAHML.

     The ING International Equity Fund is managed by a team of six investment professionals with primary management responsibilities led by Messrs. James Williams and Hayes Miller. The average experience of the team is 23 years. The team utilizes the resources of the regional equity teams of the Co-Sub-Adviser. Mr. Williams has been an investment professional with BIIL and its affiliates since 1975 and has 25 years of investment experience. Mr. Miller has been an investment professional with BIIL since 1994 and has 18 years of investment experience.

     The ING Emerging Markets Equity Fund is managed by a team of 29 investment professionals led by Mr. Rory Landman in conjunction with the regional equity teams of the other named Co-Sub-Advisers. Mr. Landman has been an investment professional with BIIL since 1994 and has 11 years of investment experience.

     Pursuant to the Sub-Advisory Agreements, the Manager (not the Trust) pays to the Co-Sub-Advisers a monthly fee based on the average daily net assets of the ING International Equity Fund and ING Emerging Markets Equity Fund at the annual rate of 0.625%, respectively.

ING FUNDS TRUST                                                               19
--------------------------------------------------------------------------------

     The figures following show past performance of the Co-Sub-Advisers in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING International Equity Fund. The performance is not necessarily representative of the past performance of the above referenced teams or any individual of the teams. Information presented is based on performance data provided by the Co-Sub-Advisers . The past performance does not represent the ING International Equity Fund's performance, as it is newly organized and has no performance record of its own. The table shows the total returns for a composite of the actual performance of international equity accounts managed by the Co-Sub-Advisers for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING International Equity Fund's Class A, Class B and Class C shares during their initial fiscal period as set forth in the Fee Table in this Prospectus. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the MSCI EAFE Index, an unmanaged market index. The performance shown below is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

     The composites are made up of unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING International Equity Fund may vary in some respects. The information should not be considered a prediction of the future performance of the ING International Equity Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR
PERIODS ENDING SEPTEMBER 30, 1998

INTERNATIONAL EQUITY COMPOSITE

                                         MSCI
                                         EAFE
          CLASS A*   CLASS B   CLASS C   INDEX
          --------   -------   -------   -----
1 Year     (10.56)%  (10.45)%   (6.68)%  (8.08)%
3 Years      4.65%     4.86%     6.06%    4.05%
5 Years      6.84%     7.13%     7.43%    5.65%
10 Years     7.91%     8.00%     7.87%    5.41%

* As described herein, investments in Class A shares equal to or in excess of $1,000,000 will not be subject to an initial sales charge. The annualized rate of return, without adjustment for an initial sales charge, would be (6.05)%, 6.74%, 8.11% and 8.55% for the 1, 3, 5 and 10 year periods, respectively.

     ING Investment Management Advisors B.V. The Manager has retained IIMA located at Schenkkade 65, 2595 AS The Hague, The Netherlands to act as sub-adviser to the ING Global Brand Names Fund, ING European Equity Fund, ING Global Information Technology Fund and ING Global Real Estate Fund. IIMA is registered under the Advisers Act. IIMA is a company organized to manage investments and provide investment advice on a world-wide basis to entities affiliated and unaffiliated with ING Group. IIMA operates under the collective management of ING Investment Management which has investments under management of $120 billion at September 30, 1998. The following investment advisory professionals work within ING Investment Management and are officers of IIMA.

     Mr. Herman Kleeven is responsible for the day-to-day operations of the ING Global Brand Names Fund. Mr. Kleeven has been employed by IIMA and its affiliates since 1997 and has investment experience of six years. Before joining IIMA and its affiliates, Mr. Kleeven was a portfolio manager for Robeco Group, Rotterdam, The Netherlands.

     The ING European Equity Fund is managed by a team of eight investment professionals led by Mr. Adrian van Tiggelen. The average experience of the team is 8 years. Mr. van Tiggelen has been employed by IIMA and its affiliates since 1988 and has ten years of investment experience.

     Mr. Guy Uding is responsible for the day-to-day operations of the ING Global Information Technology Fund. Mr. Uding has been employed by IIMA and its affiliates since 1995 and has four years of investment experience.

     The ING Global Real Estate Fund is managed by a team of investment professionals led by Mr. Michael Lipsch. Mr. Lipsch has been with IIMA since 1997 and has nine years of investment experience. Prior to joining IIMA, Mr. Lipsch was a portfolio manager for the Shell pension fund in The Hague, The Netherlands.

     Pursuant to the Sub-Advisory Agreements, the Manager (not the Trust) pays to IIMA a monthly fee based on the average daily net assets of the applicable Fund at the following annual rates:

            FUND              INVESTMENT SUB-ADVISORY FEE
            ----              ---------------------------
ING Global Brand
  Names Fund................             0.500%
ING European Equity Fund....             0.575%
ING Global Information
  Technology Fund...........             0.625%
ING Global Real Estate
  Fund......................             0.500%

     The figures following show past performance of IIMA in managing pooled accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING European Equity Fund and ING Global Information Technology Fund. The performance is not necessarily representative of the past performance of the above-referenced teams or any individuals of the teams. Information presented is based on performance data provided by IIMA. The past performance does not represent the ING European Equity Fund or ING Global Information Technology Funds' performance, as each is newly organized and has no performance record of its own. The table shows the actual total returns for these pooled accounts, one with a European equity

 20                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

mandate and one with an information technology mandate managed by IIMA for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING European Equity Fund and ING Global Information Technology Funds' Class A, Class B and Class C shares during their initial fiscal period as set forth in the Fee Table in this Prospectus. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the FT Europe Index and Goldman Sachs Technology Industry Composite ("GSTC") Index, respectively, each an unmanaged market index. The performance shown below is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

     The pooled accounts are not U.S. registered investment companies and are not subject to diversification and other requirements that apply to mutual funds under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the pooled accounts and those used on the ING European Equity Fund and ING Global Information Technology Fund may vary in some respects. The information should not be considered a prediction of the future performance of the ING European Equity Fund and the ING Global Information Technology Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR
PERIODS ENDING SEPTEMBER 30, 1998

EUROPEAN EQUITY POOLED ACCOUNT

                                                    FT
                                                  EUROPE
                   CLASS A*   CLASS B   CLASS C   INDEX
                   --------   -------   -------   ------
1 Year               3.27%      3.88%     7.88%    7.84%
3 Years             17.37%     18.05%    18.99%   19.28%
Since Inception**   15.63%     16.26%    16.55%   18.41%

 * As described herein, investments in Class A shares equal to or in excess of $1,000,000 will not be subject to an initial sales charge. The annualized rate of return, without adjustment for an initial sales charge, would be 8.57%, 19.71%, and 17.26% for the 1, 3 year and since inception periods, respectively.

** Inception date is July 12, 1994.

GLOBAL INFORMATION TECHNOLOGY POOLED ACCOUNT

                                                  GSTC
                   CLASS A*   CLASS B   CLASS C   INDEX
                   --------   -------   -------   -----
1 Year               7.04%      7.87%    11.87%    7.23%
Since Inception**   32.98%     35.23%    37.49%   31.56%

 * As described herein, investments in Class A shares equal to or in excess of $1,000,000 will not be subject to an initial sales charge. The annualized rate of return, without adjustment for an initial sales charge, would be 12.57% and 38.28% for the 1 year and since inception periods, respectively.

** Inception date is March 27, 1997.

     ING Investment Management LLC. The Manager has retained IIM to act as sub-adviser to the ING Growth & Income Fund. IIM is located at 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, GA 30327. IIM is a Delaware limited liability company which is engaged in the business of providing investment advice to portfolios which as of September 30, 1998, were valued at approximately $26.7 billion. IIM is registered with the SEC as an investment adviser. IIM also advises other registered investment companies.

     The ING Growth & Income Fund is managed by a team of six investment professionals led by Messrs. Martin Jansen and David Kushner. Messrs. Jansen and Kushner have been employed by IIMA and IIM, respectively, as investment professionals since 1997 and they each have 19 years of investment experience.

     Pursuant to the Sub-Advisory Agreement, the Manager (not the Trust) pays to the Sub-Adviser a monthly fee based on the average daily net assets of the Fund at the annual rate of 0.375%.

     Furman Selz Capital Management LLC. The Manager has retained FSCM, located at 230 Park Avenue, New York, NY 10169, to act as sub-adviser to the ING Mid Cap Growth Fund, ING Balanced Fund and the ING Focus Fund. FSCM is a Delaware limited liability company which is engaged in the business of providing investment advice to institutional and individual clients which, as of September 30, 1998 were valued at approximately $4.15 billion. FSCM is registered with the SEC as an investment adviser.

     The ING Mid Cap Growth Fund is managed by a team of four investment professionals led by Messrs. Matthew Price and David Campbell. The average experience of the team is 24 years. Messrs. Price and Campbell have been investment professionals with FSCM since 1990 and each has over 18 years of experience.

     The ING Balanced Fund and the ING Focus Fund are managed by a team of four investment professionals with an average of 16 years of investment experience. Messrs. Robert Schonbrunn and Alan Segars are responsible for the fixed income portion of the ING Balanced Fund. Messrs. Adrian Jones and Michael Kass are responsible for the equity portion of the ING Balanced Fund and the ING Focus Fund. Mr. Jones has been an investment professional with FSCM since 1996 and has 11 years of experience. Mr. Kass has been an investment professional with FSCM since 1996 and has 12 years of experience. Prior to 1996, Mr. Kass was an investment professional with Furman Selz for five years in the Proprietary Management Division. Mr. Schonbrunn has been an investment professional with FSCM since 1985 and has 32 years of experience. Mr. Segars has been an investment professional with FSCM since 1993 and has 30 years of experience.

ING FUNDS TRUST                                                               21
--------------------------------------------------------------------------------

     Pursuant to the Sub-Advisory Agreement, the Manager (not the Trust) pays to FSCM a monthly fee based on the average daily net assets of the applicable Fund at the following annual rates:

            FUND              INVESTMENT SUB-ADVISORY FEE
            ----              ---------------------------
ING Mid Cap Growth Fund.....             0.50%
ING Balanced Fund...........             0.40%
ING Focus Fund..............             0.50%

     The figures following show past performance of FSCM in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING Balanced Fund and the ING Focus Fund. The performance is not necessarily representative of the past performance of the above-referenced teams or any individual of the teams. Information presented is based on performance data provided by FSCM. The past performance does not represent the ING Balanced Fund or the ING Focus Fund's performance, as each is newly organized and has no performance record of its own. The table shows the total returns for a composite of the estimated performance of the Balanced wrap accounts and Focus wrap accounts managed by FSCM for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING Balanced and ING Focus Funds' Class A, Class B and Class C shares during their initial fiscal period as set forth in the Fee Table in this Prospectus.(+) The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the Balanced Index(++) for the ING Balanced Fund and the S&P 500 Index for the ING Focus Fund, each an unmanaged market index. The performance shown below is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

     The composites are made up of unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds indicated under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING Balanced Fund and the ING Focus Fund may vary in some respects. The information should not be considered a prediction of the future performance of these Funds. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR
PERIODS ENDING SEPTEMBER 30, 1998

BALANCED WRAP ACCOUNTS

          CLASS A*   CLASS B   CLASS C   INDEX**
          --------   -------   -------   -------
1 Year      1.47%      1.99%     5.99%    10.23%
3 Years    13.93%     14.48%    15.49%    15.33%
5 Years    10.69%     11.05%    11.31%    13.26%
10 Years   11.25%     11.35%    11.21%    13.02%

 * As described herein, investments in Class A shares equal to or in excess of $1,000,000 will not be subject to an initial sales charge. The annualized rate of return, without adjustment for an initial sales charge, would be 6.67%, 16.20%, 12.01% and 11.91% for the 1, 3, 5 and 10 year periods, respectively.

** The index consists of 50% S&P Index with income and 50% Lehman Intermediate
   Government/Corporate Bond.

FOCUS WRAP ACCOUNTS

                                                   S&P 500
                    CLASS A*   CLASS B   CLASS C    INDEX
                    --------   -------   -------   -------
1 Year               (3.47)%    (3.24)%    0.76%     9.04%
Since Inception**    20.01%     21.08%    22.47%    22.50%

 * As described herein, investments in Class A shares equal to or in excess of $1,000,000 will not be subject to an initial sales charge. The annualized rate of return, without adjustment for an initial sales charge, would be 1.42% and 23.20% for the 1 year and since inception periods, respectively.

** Inception date is June 30, 1996.

     Delta Asset Management. The Manager has retained DELTA, located at 333 South Grand Avenue, Los Angeles, CA 90071 to act as sub-adviser to the ING Tax Efficient Equity Fund. DELTA is a division of FSCM.

     Messrs. Robert Sandroni and Carl Goldsmith and Ms. Marla K. Ryan are responsible for the day-to-day operations of the ING Tax Efficient Equity Fund. Messrs. Sandroni and Goldsmith have been investment professionals with DELTA since 1991 and Ms. Ryan has been an investment professional with DELTA since 1998. Each has over 20 years of investment experience, except Ms. Ryan who has over 10 years of investment experience.

     Pursuant to the Sub-Advisory Agreement, the Manager (not the Trust) pays DELTA a monthly fee based on the average daily net assets of the Fund at the annual rate of 0.40%.

---------------

+ The wrap account performance was adjusted for estimated transaction costs such as brokerage and custody cost to obtain estimated gross wrap account performance.

++ 50% S&P Index with income and 50% Lehman Intermediate Government/Corporate
   Bond.

 22                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

 THE DISTRIBUTOR

     ING Funds Distributor, Inc. acts as distributor and is located at 18 Campus Boulevard, Suite 200, Newtown Square, PA 19073. As distributor, the Distributor sells shares of each Fund on behalf of the Trust.
 FUND ACCOUNTANT, TRANSFER AGENT AND ACCOUNT SERVICES

     ING Fund Services has entered into a Fund Services Agreement with the Funds pursuant to which ING Fund Services will perform or engage third parties to perform transfer agency, fund accounting, account services and other services. Under the Fund Services Agreement, each Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per account for transfer agency services plus out-of-pocket expenses and up to 0.25% of each Fund's average daily net assets annually for account servicing activities. ING Fund Services may engage third parties to perform some or all of these services. Account servicing may include, but is not limited to, (i) maintaining shareholder accounts; (ii) preparing shareholders statements, confirmations and shareholder lists; (iii) mailing shareholder statements, confirmations, prospectuses, statements of additional information, annual and semi-annual reports and proxy statements; (iv) tabulating proxies; (v) disbursement of dividends and other distributions; (vi) withholding taxes on U.S. resident and non-resident accounts where applicable; (vii) preparation and filing of U.S. Treasury Department Forms 1099 and other appropriate forms by applicable statutes, rules and regulations; and (viii) providing such other similar services directly to shareholder accounts. ING Fund Services has retained DST to act as the Funds' transfer agent and First Data to act as the Funds' fund accounting agent. DST is located at 333 W. 11th Street, Kansas City, MO 64105, and First Data is located at 4400 Computer Drive, Westborough, MA 01581-5120.
 DISTRIBUTION EXPENSES

     Pursuant to a Plan of Distribution adopted by each Fund under Rule 12b-1 under the 1940 Act, each Fund pays the Distributor an annual fee of up to 0.50% of average daily net assets attributable to that Fund's Class A shares, 0.75% of average daily net assets attributable to that Fund's Class B and C shares.

     The higher distribution fee attributable to Class B and C shares is designed to permit an investor to purchase such shares through registered representatives of the Distributor and other broker-dealers without the assessment of an initial sales charge and at the same time to permit the Distributor to compensate its registered representatives and other broker-dealers in connection with the sale of such shares. The distribution fee for all classes may be used by the Distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the applicable Fund. For example, such distribution fee may be used by the Distributor: (i) to compensate broker-dealers, including the Distributor and its registered representatives, for their sale of Fund shares, including the implementation of various incentive programs with respect to broker-dealers, banks, and other financial institutions, (ii) to pay an affiliated party of the Distributor for interest and other borrowing costs incurred by the Distributor; and (iii) to pay other advertising and promotional expenses in connection with the distribution of Fund shares. These advertising and promotional expenses include, by way of example but not by way of limitation, costs of Prospectuses for other than current shareholders; preparation and distribution of sales literature; advertising of any type; expenses of branch offices provided jointly by the Distributor and affiliated companies; and compensation paid to and expenses incurred by officers, employees or representatives of the Distributor or of other broker-dealers, banks, or other financial institutions, including travel, entertainment, and telephone expenses. If the Distribution Plan is terminated by the Funds, the Board of Trustees may allow the Funds to pay the 12b-1 fees to the Distributor for distributing shares before the Plan was terminated.
 SHAREHOLDER SERVICING PLAN

     The Funds have adopted a Shareholder Servicing Plan pursuant to which it may pay a service fee up to an annual rate of 0.25% of a Fund's average daily net assets to various banks, trust companies, broker-dealers or other financial organizations including the Manager and its affiliates (collectively, "Service Organizations"). Under the Shareholder Servicing Plan, fees may be used to compensate Service Organizations who provide administrative and support services to their customers who may from time to time beneficially own shares of beneficial interest in the Fund, which may include, but is not limited to, (i) answering routine customer inquiries regarding the Fund; (ii) assisting customers in changing dividend options, account designations and addresses, and in enrolling into any of several investment plans offered by the Fund; (iii) assisting in processing purchase and redemption transactions, including arranging wire transfers, transmitting and receiving funds, and verifying customer signatures; and (iv) providing such other similar services directly to their customers to the extent permitted under applicable statutes, rules and regulations.
 OTHER EXPENSES

     Each Fund bears all costs of its operations other than expenses specifically assumed by the Manager. The costs borne by the Funds include, but are not limited to, legal and auditing expenses; Trustees' fees and expenses; insurance premiums; custodian; transfer agent, fund accounting and account servicing fees and expenses; expenses incurred in acquiring or disposing of the Funds' portfolio securities;

ING FUNDS TRUST                                                               23
--------------------------------------------------------------------------------

expenses of registering and qualifying the Funds' shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Funds' portfolio securities and pricing of the Funds' shares; expenses of maintaining the Funds' legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Expenses of the Funds directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among all of the Funds in relation to the net assets of each Fund.
 PORTFOLIO TRANSACTIONS

     Pursuant to the Sub-Advisory Agreements, the Sub-Adviser places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of equity and debt securities for the account of the Funds, the Sub-Adviser will seek the best execution of the Funds' orders. Purchase or sale of equity securities will generally involve the payment of a commission to a broker-dealer who executes the transaction on behalf of a Fund. Purchases and sales of portfolio debt securities for the Funds are generally placed by the Sub-Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Funds. Trading of portfolio debt securities does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Sub-Adviser may cause a Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to the Sub-Adviser an amount of disclosed commissions for executing a securities transaction for the Funds in excess of the commissions another broker-dealer would have charged if the Sub-Adviser believes the commission paid is reasonable in relation to the value of the brokerage and research services received by the Sub-Adviser. Broker-dealers are selected on the basis of a variety of factors such as reputation, capital strength, size and difficulty of order, sale of Fund shares and research provided to the Sub-Adviser. The Sub-Adviser may allocate purchase and sales orders for portfolio securities to broker-dealers that are affiliated with the Manager, the Sub-Adviser or Distributor in agency transactions, if the Sub-Adviser believes the quality of the transaction and commissions are comparable to what they would be with other qualified brokerage firms.

                              FUND SHARE VALUATION

     The net asset value per share of the Funds is calculated at 4:00 p.m. (Eastern time), Monday through Friday, on each day the New York Stock Exchange is open for business (a "Business Day"), which excludes the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each class is computed by dividing the value of the net assets of each class (i.e., the value of the assets less the liabilities) by the total number of outstanding shares of each class. All expenses, including fees paid to the Manager, ING Fund Services and the Distributor, are accrued daily and taken into account for the purpose of determining the net asset value. Expenses directly attributable to a Fund are charged to the Fund; other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund, or on another reasonable basis. Within each class, the expenses are allocated proportionately based on the net assets of each class, except class specific expenses which are allocated directly to the respective class.

     Securities listed on an exchange or over-the-counter are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the average of the last bid and asked prices is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of pricing services and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.

     With respect to options contracts entered into by a Fund, the premium received is recorded as an asset and equivalent liability, and thereafter the liability is adjusted to the market value of the option determined in accordance with the preceding paragraph. The premium paid for an option purchased by the Fund is recorded as an asset and subsequently adjusted to market value.

 24                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

                            PURCHASE OF FUND SHARES

 HOW TO PURCHASE SHARES

     Orders for the purchase of shares will be executed at the net asset value per share plus any applicable initial sales charges (the "public offering price") next determined after an order has been received. The minimum initial investment in a Fund is $2,000 ($1,000 for an IRA investment or any qualified plan). Any subsequent investments must be at least $50, including an IRA or qualified plan investment. All initial investments should be accompanied by a completed Account Application. An Account Application accompanies this Prospectus. A separate application is required for an IRA or qualified plan investor. All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. When you purchase shares of a Fund, please specify the class of shares that you wish to purchase. If you do not choose a class of shares, then your investment will be made in Class A shares. The Funds reserve the right to reject any purchase order. All investments may be made using any of the following methods:

     By Mail. A completed Account Application together with a check payable to ING Funds Trust should be forwarded to ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. Third party and foreign checks will not be accepted. Please include the Fund name and your account number on all checks. The remittance slip from a confirmation statement should be used for this purpose.

     Through an Authorized Broker or Investment Adviser. Shares are available to new and existing shareholders through authorized brokers and investment advisers. Authorized brokers and investment advisers may impose additional requirements and charges for the services rendered. Please contact your broker or investment adviser for instructions on purchasing shares through their organization.

     By Wire. Investments may be made directly through the use of wire transfers of Federal funds. Contact your bank and request it to wire Federal funds to the applicable Fund. In most cases, your bank will either be a member of the Federal Reserve Banking System or have a relationship with a bank that is. Your bank will normally charge you a fee for handling the transaction. To purchase shares by a Federal funds wire, please first contact the Funds at 1-877-INFO-ING to obtain a fund account number and reference number for the wire.

    The following wire instructions should be used:
     Investors Fiduciary Trust Company
     ABA 101003621
     A/C# 756-095-8
     Credit to [insert the ING Fund Name]
     For Account of [insert your ING Fund Account Number]

     By Automated Clearing House. You can purchase additional Fund shares by transferring funds from the bank account designated by you. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. To establish this feature, you must file an authorization form with the Transfer Agent. You may obtain the necessary authorization form by calling the Funds at 1-877-INFO-ING. Once the form is completed, returned, and updated to your account, you can initiate a purchase by calling the Funds at 1-877-INFO-ING with the amount of your purchase and an authorization to debit your designated account will be issued. The debit to your bank account will occur ordinarily within two banking days of your request.

ING FUNDS TRUST                                                               25
--------------------------------------------------------------------------------

 DESCRIPTION OF CLASS A SHARES --
 INITIAL SALES CHARGE ALTERNATIVE

     General Information. The public offering price of Class A shares is the net asset value per share of the applicable Fund's shares plus any initial sales charge. The sales charges and broker-dealer concessions, which vary with the size of the purchase, are shown in the following table:

                                                               SALES CHARGE AS      SALES CHARGE AS
                                                              PERCENTAGE OF THE    PERCENTAGE OF THE    BROKER-DEALER
                       AMOUNT OF SALE                          OFFERING PRICE     NET AMOUNT INVESTED    CONCESSION
                       --------------                         -----------------   -------------------   -------------
Less than $50,000...........................................        5.75%                6.10%              5.00%
$50,000 to $99,999..........................................        4.75%                4.99%              4.00%
$100,000 to $249,999........................................        3.75%                3.90%              3.00%
$250,000 to $499,999........................................        2.75%                2.83%              2.25%
$500,000 to $999,999........................................        2.00%                2.04%              1.60%
$1,000,000 or more*.........................................         -0-                  -0-               1.00%**

---------------

* The Fund imposes a CDSC in connection with certain purchases of Class A shares of $1,000,000 or more, as described below.

** The Distributor normally pays the broker-dealer concession of 1.00% of the purchase price of Class A shares to the dealer from its own resources at the time of the sale, provided the investor would not otherwise qualify for a waiver, described below, from the initial sales charge (i.e., employees of the Manager, etc.).

     Rights of Accumulation. The initial sales charge for your investment in Fund shares may be reduced by aggregating the amount of such investment with the current value of all Fund shares currently owned by you at the time of your current purchase. In order for the sales charge reductions to be effective under the Rights of Accumulation, the Transfer Agent must be notified of the reduction request when the purchase order is placed. The Transfer Agent may require evidence of your qualification for such reductions. Additional information concerning the Rights of Accumulation can be obtained from the Funds by calling 1-877-INFO-ING.

     Letter of Intent ("LOI"). You may reduce the initial sales charge rate that applies to your purchases of Class A shares by meeting the terms of an LOI--a non-binding commitment to invest a certain amount within a thirteen-month period from your initial purchase. The total amount of your intended purchases of Class A, B, C and X shares will determine the reduced sales charge rate for Class A shares purchased during that period. This can include purchases made up to 90 days before the date of the LOI. Of the LOI amount, 5% will be held in escrow to cover additional sales charges which may be due if your total investments over the LOI period are not sufficient to qualify for a sales charge reduction. In order for the sales charge reductions to be effective under the LOI, the Transfer Agent must be notified of the reduction request when the purchase order is placed. The Transfer Agent may require evidence of your qualification for such reductions. Additional information concerning the LOI can be obtained from the Funds by calling 1-877-INFO-ING.

     Waiver of All Class A Shares Initial Sales Charges. No initial sales charge is imposed on sales of Class A shares for the following investors: (i) the Manager, ING Group, any affiliate or direct or indirect subsidiary of ING Group; (ii) present officers, directors, trustees and employees (and their parents, spouses and dependent children) of the Fund, the Manager and its affiliates (including, ING Group, any affiliate or direct or indirect subsidiary of ING Group), and any retirement plans established by such entities for their employees; (iii) accounts with respect to which any person described in (ii) above acts as a custodian on behalf of a minor (including Uniform Gift to Minors Act and Uniform Transfer to Minors Act accounts); (iv) dealers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees; (v) employees and registered representatives (and their parents, spouses and dependent children) of dealers or financial institutions that have entered into sales arrangements with such dealers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's parents, spouse, parents of spouse, or minor children); (vi) dealers, brokers, registered investment advisers or third-party administrators or consultants that have entered into an agreement with the Distributor providing specifically for the use of Fund shares in investment products or services made available to their clients (those clients may be charged a transaction fee by their dealer, broker or adviser for the purchase or sale of Fund shares); and
(vii) employees (and their parents, spouses and dependent children) of firms providing the Funds, the Trust or their affiliates with regular legal, actuarial, underwriting, claims, administrative, computer support, marketing, office or other services.

     Additionally, no sales charge is imposed on the following transactions: (i) shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a Fund is a party; (ii) shares purchased by the reinvestment of distributions received from a Fund; (iii) shares purchased and paid for with the proceeds of shares redeemed in the prior 180 days from a mutual fund on which an initial sales charge

 26                                                              ING FUNDS TRUST
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or CDSC was paid (other than a mutual fund managed by the Manager or any of its affiliates); (iv) purchases by a defined contribution plan under section 401(a) of the Code (including 401(k) plans) with at least 25 eligible employees; (v) purchases by a 403(b)(7) or 457 plan subject to the Employee Retirement Income Security Act of 1974, as amended; (vi) shares purchased by the reinvestment of loan repayments by a participant in a retirement plan; (vii) purchases by former participants in a qualified retirement plan, where a portion of the plan was invested in the Fund; (viii) purchases by non-qualified deferred compensation plans; and (ix) purchases under arrangements between the Distributor and organizations which make recommendations to or permit group solicitations of its employees, members or participants.

     In order for the above sales charge waivers to be effective, the Transfer Agent must be notified of the waiver request when the purchase order is placed. The Transfer Agent may require evidence of your qualification for such waivers. Additional information about the above sales charge waivers can be obtained from the Funds by calling 1-877-INFO-ING.

     Contingent Deferred Sales Charge. The redemption proceeds of Class A shares that were not at the time of purchase assessed an initial sales charge because the investor purchased $1,000,000 or more of such shares (including shares acquired under Right of Accumulation and LOI), will be assessed a CDSC equal to 1.00% if such shares are redeemed within twelve months after their purchase date (the "CDSC Period"). The Class A CDSC will be assessed on the lesser of the net asset value of the shares at the time of redemption or at the time of purchase. The Class A CDSC will not be imposed on the amount of any increase in your account value over the initial amount invested. To determine whether the Class A CDSC applies to a redemption, the Fund redeems shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions; (ii) shares held for over one year; and (iii) shares in the order they were purchased (such that shares held the longest are redeemed first).

     Waiver of Class A CDSC. The Class A CDSC for purchases aggregating $1 million or more will be waived in the following cases if shares are redeemed and the Transfer Agent is notified prior to the redemption: (i) redemption of shares by an investor who would otherwise qualify for an exemption, described above, from the initial sales charge (i.e., employees of the Manager, etc.); (ii) redemption of shares when a Fund exercises its right to liquidate accounts which are less than the minimum account size; (iii) redemption to pay for optional insurance coverage described in the Prospectus under "Redemption
Plans -- Optional Benefit"; (iv) the death or post-purchase disability, as defined in Section 72(m)(7) of the Code (if satisfactory evidence is provided to the Fund); (v) the portion of a mandated minimum distribution from an IRA, Simple IRA or an individual type 403(b)(7) plan equal to the percentage of your plan assets held in Class A shares of the Fund; (vi) reinvested dividends and capital gains and (vii) a Systematic Withdrawal Plan of 10% per year where the minimum distribution is $500 per month.

     In order for the CDSC waivers to be effective, the Transfer Agent must be notified of the waiver request when the redemption order is placed. The Transfer Agent may require evidence of your qualification for such waivers. Additional information about the above CDSC waivers can be obtained from the Funds by calling 1-877-INFO-ING.

     Rule 12b-1 Fees. Pursuant to a Plan of Distribution adopted by each Fund under Rule 12b-1 under the 1940 Act, each Fund pays the Distributor an annual fee of up to 0.50% of average daily net assets attributable to that Fund's Class A shares. This fee may be lower than the amount paid in connection with the Class B, Class C and Class X shares of each Fund.
 DESCRIPTION OF CLASS B SHARES --
 CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

     General Information. The public offering price of Class B shares is the net asset value of the applicable Fund's shares. Such shares are sold without an initial sales charge so that the Fund receives the full amount of the investor's purchase. However, a CDSC will be imposed if shares are redeemed within six years of purchase. The Class B CDSC will not apply to redemptions of shares purchased by the reinvestment of dividends or capital gains distributions and may be waived under certain circumstances described below. The Class B CDSC will be assessed on the lesser of the net asset value of the shares at the time of redemption or at the time of purchase. The Class B CDSC will not be imposed on the amount of any increase in your account value over the initial amount invested. The Class B CDSC is paid to the Distributor to reimburse expenses incurred in providing distribution-related services to the Fund in connection with the sale of Class B shares. Although Class B shares are sold without an initial sales charge, the Distributor normally pays a sales commission of 4.00% of the purchase price of Class B shares to the dealer from its own resources at the time of the sale. The Distributor, ING Fund Services and their agents may assign their right to receive any Class B CDSC, certain distribution, shareholder servicing and account servicing fees to an entity affiliated with the Manager that provides funding for up-front sales commission payments.

     To determine whether the Class B CDSC applies to a redemption, the Fund redeems shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions; (ii) shares held for over six years; and (iii) shares in the order they were purchased (such that shares held the longest are redeemed first). The amount of the

ING FUNDS TRUST                                                               27
--------------------------------------------------------------------------------

Class B CDSC will depend on the number of years since the time you invested and the dollar amount being redeemed, according to the following schedule:

          REDEMPTION DURING             CLASS B CDSC
          -----------------             -------------
1st year after purchase...............        5%
2nd year after purchase...............        4%
3rd year after purchase...............        4%
4th year after purchase...............        3%
5th year after purchase...............        2%
6th year after purchase...............        1%

     In the table, a "year" is a 12-month period. All purchases are considered to have been made on the business day of the month in which the purchase was made.

     Waiver of Class B CDSC. The Class B CDSC will be waived in the following cases if shares are redeemed and the Transfer Agent is notified: (i) redemption of shares when a Fund exercises its right to liquidate accounts which are less than the minimum account size; (ii) redemption to pay for optional insurance coverage described in the Prospectus under "Redemption Plans -- Optional Benefit"; (iii) the death or post-purchase disability, as defined in Section 72(m)(7) of the Code (if satisfactory evidence is provided to the Fund); (iv) the portion of a mandated minimum distribution from an IRA, Simple IRA or an individual type 403(b)(7) plan equal to the percentage of your plan assets held in Class B shares of the Fund; (v) reinvested dividends and capital gains and
(vi) a Systematic Withdrawal Plan of 10% per year where the minimum distribution is $500 per month with an initial account of $20,000 or greater.

     Conversion to Class A Shares. Eight years after you purchase Class B shares of a Fund, those shares will automatically convert to Class A shares of that Fund. This conversion feature relieves Class B shareholders of the higher asset-based distribution charges that applies to these shares. The conversion is based on the relative net asset value, and no sales load or other charge is imposed. At the time of conversion, a portion of the Class B shares purchased through the reinvestment of dividends or capital gains ("Dividend Shares") will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares. Under Section 1036 of the Code, the automatic conversion of Class B shares will not result in a gain or loss to the Fund or to affected shareholders.

     Rule 12b-1 Fees. Pursuant to a Plan of Distribution adopted by each Fund under Rule 12b-1 under the 1940 Act, each Fund pays the Distributor an annual fee of up to 0.75% of average daily net assets attributable to that Fund's Class B shares. This fee is higher than the amount paid in connection with the Class A shares, but the same as the amount paid in connection with the Class C and Class X shares of each Fund.
 DESCRIPTION OF CLASS C SHARES --
 LEVEL SALES CHARGE ALTERNATIVE

     General Information. The public offering price of Class C shares is the net asset value of such shares. Class C shares are sold without an initial sales charge so that the applicable Fund receives the full amount of the investor's purchase. While Class C shares do not convert to Class A shares, they are subject to a lower CDSC (1.00%) and do not have to be held for as long a time (one year) as Class B shares to avoid paying a CDSC. The Class C CDSC will be assessed on the lesser of the net asset value of the shares at the time of redemption or at the time of purchase. The Class C CDSC will not be imposed on the amount of any increase in your account value over the initial amount invested. To determine whether the Class C CDSC applies to a redemption, the Fund redeems shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions; (ii) shares held for over one year; and (iii) shares in the order they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares.

     Proceeds from the CDSC are paid to the Distributor and are used to defray its expenses related to providing distribution-related services to the applicable Fund in connection with the sale of Class C shares, such as the payment of compensation to selected broker-dealers, and for selling Class C shares. The combination of the CDSC and the Rule 12b-1 fee enables the Fund to sell the Class C shares without deduction of a sales charge at the time of purchase. Although Class C shares are sold without an initial sales charge, the Distributor pays a dealer concession equal to 1.00% of the amount invested to broker-dealers who sell Class C shares at the time the shares are sold.

     Waiver of Class C CDSC. The Class C CDSC will be waived in the following cases if shares are redeemed and the Transfer Agent is notified: (i) redemption of shares when a Fund exercises its right to liquidate accounts which are less than the minimum account size; (ii) redemption to pay for optional insurance coverage described in the Prospectus under "Redemption Plans -- Optional Benefit"; (iii) the death or post-purchase disability, as defined in Section 72(m)(7) of the Code (if satisfactory evidence is provided to the Fund); (iv) the portion of a mandated minimum distribution from an IRA, Simple IRA or an individual type 403(b)(7) plan equal to the percentage of your plan assets held in Class C shares of the Fund; (v) reinvested dividends and capital gains and
(vi) a Systematic Withdrawal Plan of 10% per year where the minimum distribution is $500 per month with an initial account of $20,000 or greater.

     Rule 12b-1 Fees. Pursuant to a Plan of Distribution adopted by each Fund under Rule 12b-1 under the 1940 Act,

 28                                                              ING FUNDS TRUST
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each Fund pays the Distributor an annual fee of up to 0.75% of average daily net assets attributable to that Fund's Class C shares. This fee is higher than the amount paid in connection with the Class A shares, but the same as the amount paid in connection with the Class B and Class X shares of each Fund.
 IRAS AND QUALIFIED RETIREMENT PLANS

     The Funds may be used as a funding medium for IRAs and Qualified Retirement Plans. Contributions are subject to prevailing limits set by the Internal Revenue Service. An annual maintenance fee is imposed per taxpayer identification number per plan type. Establishment of these accounts requires a special application. For more information, please call the Funds at 1-877-INFO-ING.
 MINIMUM ACCOUNT BALANCE

     If (i) an account opened in a Fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (ii) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the Fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a Fund determines that a shareholder has provided incorrect information in opening an account with a Fund or in the course of conducting subsequent transactions with the Fund related to such account, the Fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.
 REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY)

     Within 90 days of a redemption, a shareholder may invest all or part of the redemption proceeds of Class A shares in Class A shares of any ING Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment may alter any capital gains payable. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in (or exchanged for) shares of another ING Fund at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each ING Fund may amend, suspend or cease offering this privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each ING Fund.

     Shareholders who are assessed a CDSC in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any ING Fund within 90 days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional CDSC upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or C shares.

                                 PURCHASE PLANS

     The Trust offers various purchase plans that make investing in additional shares of the Funds more convenient than by mail or wire. The following are the plans offered and the features of the plans. Please contact the Funds at 1-877-INFO-ING for the appropriate authorization form. These purchase plans are currently not available for investors that invest through IRAs or any qualified plans.

     ING Auto-Asset Accumulation Plan. This plan permits you to purchase Fund shares (minimum of $50 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. To establish an Auto-Asset Accumulation Plan account, you must file an authorization form with the Transfer Agent. You may obtain the necessary authorization form from the Funds by calling 1-877-INFO-ING. You may cancel your participation in this privilege or change the amount of purchase at any time by mailing written notification to ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416, and the notification will be effective three business days following receipt. The Fund may modify or terminate this privilege at any time or charge a service fee. No such fee currently is contemplated.

     ING Directed Federal Deposit Plan. ING Directed Federal Deposit Plan enables you to purchase Fund shares

ING FUNDS TRUST                                                               29
--------------------------------------------------------------------------------

(minimum of $50 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the Federal government automatically deposited into your Fund account. You may deposit as much of such payments as you elect. To enroll in this plan you must file with the Transfer Agent a completed Directed Deposit Sign-Up Form for each type of payment that you desire to include in this plan. The appropriate form may be obtained from the Funds by calling 1-877-INFO-ING. Death or legal incapacity will terminate your participation in this plan. You may elect at any time to terminate your participation by notifying in writing the appropriate Federal agency. The Fund may terminate your participation upon 30 days' notice to you.

     ING Scheduled Payroll Investment Program. ING Scheduled Payroll Investment Program permits you to purchase Fund shares automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing ING account electronically through the Automated Clearing House system at each pay period. To establish an ING Scheduled Payroll Investment Program account, you must file an authorization form with your employer's payroll department. Your employer must complete the reverse side of the form and return it to ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. You may obtain the necessary authorization form from the Funds by calling 1-877-INFO-ING. You may change the amount of purchase or cancel the authorization only by written notification to your employer. It is the sole responsibility of your employer, not the Distributor, the Trust, the Transfer Agent or any other person, to arrange for transactions under the ING Scheduled Payroll Investment Program. Minimum investment amounts will be determined on a case-by-case basis. The Fund may modify or terminate this program at any time or charge a service fee. No such fee currently is contemplated.

                           REDEMPTION OF FUND SHARES

 HOW TO REDEEM SHARES

     Shareholders may redeem their shares, in whole or in part, on each day a Fund is valued. Shares will be redeemed without charge (except any applicable
CDSC) at the net asset value next determined after a redemption request in good order has been received by the applicable Fund. The CDSC applicable to the Class A, B and C shares is described under "Purchase of Fund Shares." In the instance where a shareholder owns more than one class of shares and the shares being redeemed are not subject to the CDSC, those shares with the highest Rule 12b-1 fee will be redeemed in full prior to any redemption of shares with a lower Rule 12b-1 fee.

     Where purchases are made by check in any Fund, redemption proceeds will be made available immediately upon clearance of the purchase check, which may take up to 15 calendar days. Shareholders may avoid this delay by investing through wire transfers of Federal funds. During the period prior to the time the shares are redeemed, dividends on the shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.

     Once the shares are redeemed, a Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Funds may, however, take up to seven days to make payment. This will not be the customary practice. Also, if the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the SEC merits such action, the Funds may suspend redemptions or postpone payment dates. No interest or additional dividends will be earned on amounts represented by uncashed redemption checks or misapplied wire payments.

     To ensure acceptance of your redemption request, it is important to follow the procedures described below. Although the Funds have no present intention to do so, the Funds reserve the right to refuse or to limit the frequency of any telephone or wire redemptions. Of course, it may be difficult to place orders by telephone during periods of severe market or economic change, and a shareholder should consider alternative methods of communications, such as couriers. The Funds may modify or terminate their services and provisions at any time. If the Funds terminate any particular service, they will do so only after giving written notice to shareholders. Redemption by mail will always be available to shareholders. Under certain circumstances described below, a signature guarantee may be required. You may redeem your shares using any of the following methods:

     By Mail. You may redeem your shares by sending a letter directly to ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. To be accepted, a letter requesting redemption must include: (i) the Fund name and account registration from which you are redeeming shares; (ii) your account number; (iii) the amount to be redeemed and (iv) the signatures of all registered owners. A signature guarantee may be required as indicated below. Corporations, partnerships, trusts or other legal entities will be required to submit additional documentation.

     By Telephone. You may redeem your shares by calling the Funds at 1-877-INFO-ING. You should be prepared to give the telephone representative the following information: (i) your account number, social security number and account registration; (ii) the Fund name from which you are redeeming shares; and (iii) the amount to be redeemed. The conversation

 30                                                              ING FUNDS TRUST
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may be recorded to protect you and the Funds. Telephone redemptions are available unless the shareholder specifically declines this option on the Account Application and may only be sent to the address of record or preassigned wire instructions. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Funds fail to employ such reasonable procedures, they may be liable for any loss, damage or expense arising out of any telephone transactions purporting to be on a shareholder's behalf. In order to assure the accuracy of instructions received by telephone, the Funds require some form of personal identification prior to acting upon instructions received by telephone, record telephone instructions and provide written confirmation to investors of such transactions. Telephone redemptions will be suspended for a period of 15 days following a telephone address change.

     By Wire. You may instruct the Funds to send your redemption proceeds via a wire transmission to your personal bank. Your instructions should include: (i) your account number, social security number and account registration; (ii) the Fund name from which you are redeeming shares; and (iii) the amount to be redeemed. Your bank may charge you a fee for receiving a wire payment on your behalf.

     Through an Authorized Broker or Investment Adviser. You may redeem your shares by contacting your authorized broker or investment adviser and instructing him or her to redeem your shares. He or she will then contact ING Fund Services and place a redemption trade on your behalf.

     Certain of the above-mentioned redemption services may not be available for clients of authorized brokers or investment advisers or for IRAs. These clients should contact their representative.
 SIGNATURE GUARANTEES

     A signature guarantee is designed to protect the investor, the Trust, the Distributor, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of ING Funds. Signature guarantees are required for: (i) redemptions by mail in excess of $50,000; (ii) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (iii) written redemptions requesting proceeds to be sent by wire to other than the bank of record for the account;
(iv) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 15 days; (v) requests to transfer the registration of shares to another owner; (vi) telephone exchange and telephone redemption authorization forms; (vii) changes in previously designated wiring instructions; and (viii) written redemptions or exchanges of shares previously reported as lost/abandoned property, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

     Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (i) a signature guarantee with a medallion stamp of the STAMP Program, or (ii) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should call the Funds at 1-877-INFO-ING.
 REDEMPTION IN KIND

     All redemptions of shares of the Funds shall be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of a Fund during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy of the Funds that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Funds make payment, in whole or in part, in securities or other assets, in case of an emergency or any time a cash distribution would impair the liquidity of a Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner in which the securities of that Fund are valued. If the recipient were to sell such securities he or she may receive more or less than the value of such securities as determined above, and might incur brokerage charges.

ING FUNDS TRUST                                                               31
--------------------------------------------------------------------------------

                                REDEMPTION PLANS

     The Trust offers various redemption plans that make redeeming shares of the Funds more convenient than by mail or wire. The following are the plans offered and the features of the plans. Please contact the Funds at 1-877-INFO-ING for the appropriate authorization form. These redemption plans are currently not available for investors that invested through IRAs or any qualified plans.

     Systematic Withdrawal Plan. An owner of $10,000 or more of a Fund may elect to have periodic redemptions from his or her account to be paid on a monthly, quarterly, semi-annual or annual basis. The minimum periodic payment is $50. A sufficient number of shares to make the scheduled redemption will normally be processed on the selected day of the selected month(s). Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.

     ING "Bank to Bank" Transfer Plan. You may request by telephone that redemption proceeds (minimum $500 per day) be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House member may be designated. Redemption proceeds will be on deposit in your account at an Automated Clearing House member bank ordinarily two days after receipt of the redemption request. Holders of jointly registered Fund or bank accounts may redeem through the plan for transfer to their bank account not more than $250,000 within any 30-day period.

     Optional Benefit. ING Group, an affiliate of ING Group, or an unrelated third party (the "Insurer") may make certain life insurance coverage available to certain persons on whose behalf shares of the Funds are purchased. The benefits of this coverage payable at death will be related to the amounts paid to purchase shares and to the value of the shares held for the benefit of the insured persons. Therefore, coverage will terminate if all shares are redeemed.

     Purchasers of the life insurance coverage will be required to authorize periodic redemptions of Fund shares to pay the premiums for such coverage. Such redemptions will not be subject to CDSCs, but will have the same tax consequences as any other Fund redemptions.

     This life insurance coverage will be available to eligible persons who enroll for the coverage within a limited time period after shares in any Fund are initially purchased or transferred. In addition, coverage cannot be made available unless the Insurer knows for whose benefit shares are purchased. For instance, coverage cannot be made available for shares registered in the name of your broker unless the broker provides the Insurer with information regarding the beneficial owners of such shares. Other restrictions on the coverage will apply, such as the age of the persons upon whose life the coverage is issued. This insurance coverage may not be available in all states and may be subject to additional restrictions or limitations on coverage. Purchasers of shares should also make themselves familiar with the impact on the life coverage of purchasing additional shares, reinvestment of dividends and capital gains distributions and redemptions. Please call 1-877-INFO-ING for more information and application forms for this program.

                            EXCHANGE OF FUND SHARES

     General Information. The Funds offer several convenient ways to exchange shares in one Fund for shares in the same class of another Fund in the Trust. All exchanges will be made based on the net asset value next determined following receipt of the request by a Fund in good order, plus with regard to Class A shares, any applicable sales charge. See "Purchase of Fund
Shares -- Reinstatement Privilege (Class A shares only)". If a shareholder exchanges shares subject to a CDSC (being either Class B or Class C shares) for the same shares of a different ING Fund, the transaction will not be subject to a CDSC. However, when shares acquired through the exchange are redeemed out of the ING Family of Funds, then the shareholder will be treated as if no exchange took place for the purpose of determining the CDSC period and applying the CDSC.

     A new account opened by exchange must be established with the same name(s), address and social security number as the existing account. Before engaging in an exchange transaction, a shareholder should read carefully the prospectus describing the Fund into which the exchange will occur, which is available without charge and can be obtained by calling the Funds at 1-877-INFO-ING. A shareholder may not exchange shares of one Fund for shares of another Fund if the new Fund is not qualified for sale in the state of the shareholder's residence. The Trust may terminate or amend the terms of the exchange privilege at any time upon at least 60 days' prior written notice to shareholders of any modification or termination of the exchange privilege.

     An exchange is taxable as a sale of a security on which a gain or loss may be recognized. Shareholders will receive written confirmation of the exchange following completion of the transaction. You may exchange your shares using any of the following methods:
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     Exchange by Mail.  To exchange Fund shares by mail, simply send a letter of instruction to the Fund. The letter of instruction must include: (i) your account number; (ii) the Fund from and the Fund into which you wish to exchange your investment; (iii) the dollar or share amount you wish to exchange; and (iv) the signatures of all registered owners or authorized parties.

     Exchange by Telephone. To exchange Fund shares by telephone or if you have any questions simply call the Funds at 1-877-INFO-ING. You should be prepared to give the telephone representative the following information: (i) your account number, social security or tax identification number and account registration;
(ii) the name of the Fund from and the Fund into which you wish to transfer your investment; and (iii) the dollar or share amount you wish to exchange. Telephone exchanges are available unless the shareholder specifically declines this option on the Account Application. Telephone exchanges will be suspended for a period of ten days following a telephone address change. See "Redemption of Fund
Shares -- By Telephone" for a discussion of telephone transactions generally.

     Auto-Exchange Privilege. The Auto-Exchange Privilege enables you to invest regularly (on a monthly, quarterly, semi-annual or annual basis), in exchange for shares of the Fund, in shares of certain other funds in the ING Family of Funds of which you are a shareholder. The amount you designate, which can be expressed either in terms of a specific dollar or share amount ($50 minimum), will be exchanged automatically on the first and/or fifteenth day of the month according to the schedule you have selected. Shares will be exchanged at the then-current net asset value; however, a sales load may be charged with respect to exchanges into funds sold with a sales load. The right to exercise this privilege may be modified or canceled by the Fund or the Transfer Agent. You may modify or cancel your exercise of this privilege at any time by mailing written notification to the ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. The Fund may charge a service fee for the use of this privilege. No such fee currently is contemplated. For more information concerning this privilege and the funds in the ING Family of Funds eligible to participate in this privilege, or to obtain a Auto-Exchange Authorization Form, please call the Funds at 1-877-INFO-ING.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

 DIVIDENDS AND DISTRIBUTIONS

     Dividends and distributions will be reinvested in the respective shares of the Funds at net asset value, unless you elect to receive such dividends and distributions in cash five full business days prior to the record date. Dividends declared in, and attributable to, the preceding period will be paid within five business days after the end of the period. Investors who redeem all or a portion of Fund shares prior to a dividend payment date will be entitled on the next dividend payment date to all dividends declared but unpaid on those shares at the time of their redemption.

     If you elect to receive distributions in cash, and if your checks are returned and marked as "undeliverable", or remain uncashed for six months, then your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

     You also may elect to automatically invest dividend and capital gains distributions, if any, paid by the Funds in shares of another fund in the Trust of which you are a shareholder. Shares of the other fund will be purchased at the then-current net asset value.

     You also may elect to transfer electronically dividend and/or capital gains distributions, if any, from the Funds to a designated bank account. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. Banks may charge a fee for this service.

     The above described elections may be made either on the Account Application or by calling the Funds at 1-877-INFO-ING.
 TAX MATTERS

     All Funds. Each Fund intends to qualify and elect to be treated as a regulated investment company and intends to continue to qualify to be treated as a regulated investment company for each taxable year pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying and electing, each Fund generally will not be subject to Federal income tax to the extent that it distributes investment company taxable income and net realized capital gains in the manner required under the Code.

     Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes, among other items, dividends and interest and the excess, if any, of net short-term capital gains (generally including any net option premium income) over net long-term capital losses). The Funds will pay those dividends
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annually, except for the ING Growth & Income Fund and the ING Balanced Fund,
which will pay dividends quarterly. Each Fund intends to distribute, at least annually, substantially all net capital gains (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

     So long as the Funds qualify as regulated investment companies for federal income tax purposes, each Fund, in computing its income subject to federal income tax, is entitled to deduct all dividends other than "preferential" dividends paid by it to shareholders during the taxable year. "Preferential" dividends are dividends other than dividends which have been distributed to shareholders pro rata without preference to any share of the Fund as compared with other shares of the same class and without preference to one class of shares as compared with another, except in accordance with the former's dividend rights as a class. The Funds believe that a multiple-class structure having all of the features of the multiple-class structure of each of the Funds would not result in dividends being treated as "preferential." The Funds' belief is not binding on the Internal Revenue Service (the "IRS"), no ruling has been obtained by the Funds from the IRS on the matter and there can be no guarantee that the IRS will agree with the Funds on this matter. The Funds' belief is based on the application of current federal income tax law and relevant authorities, and subsequent changes in federal tax law or judicial or administrative decisions or pronouncements may supercede or affect the Funds' conclusions. The Funds do not believe that a multiple-class structure having all of the features of the multiple-class structure of each of the Funds has been considered by the IRS in other rulings. If dividends declared and paid by a Fund on any class of shares were to be treated as "preferential," dividends paid by the Fund to shareholders on all classes, of shares during the taxable year would become non-deductible. In this event, the Fund would not be treated as a regulated investment company and the Fund would be taxed on its net income, without any deductions for dividends paid to its shareholders. The resulting federal and state income tax liability, and any related interest and penalties, would be payable from and to the extent of such Fund's then available assets and ultimately would be borne by all current shareholders. The treatment of dividends declared and paid during the taxable year on any class of shares as preferential, and the resulting failure of a Fund to be treated as a regulated investment company, could have additional personal income tax consequences for shareholders of the Fund, including the taxation of distributions as ordinary income that otherwise would have been classified as net capital gains.

     Distributions of net investment company taxable income (regardless of whether derived from dividends, interest or short-term capital gains) generally will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains designated by a Fund as capital gain distributions will be taxable as long-term capital gains, regardless of how long a shareholder has held his Fund shares. Distributions are taxable in the same manner whether received in additional shares or in cash.

     Earnings of the Funds not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of this tax, each Fund intends to comply with this distribution requirement.

     A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund during October, November, or December of that year to shareholders of record in such a month and paid by a Fund during January of the following calendar year. Such distributions will be treated as received by shareholders (and therefore taxable) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

     Special tax rules may apply to a Fund's acquisition of financial futures contracts, forward contracts, and options on futures contracts. Such rules may, among other things, affect whether gains and losses from such transactions are considered to be short-term or long-term, may have the effect of deferring losses and/or accelerating the recognition of gains or losses, and, for purposes of qualifying as a regulated investment company, may limit the extent to which a Fund may be able to engage in such transactions.

     It is expected that dividends and interest from non-U.S. sources received by a Fund will be subject to non-U.S. withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable United States income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. With respect to any non-U.S. taxes (including withholding taxes) actually paid by the Fund, if more than 50% in value of the Fund's total assets at the close of any taxable year consists of stocks or securities of any non-U.S. corporations, the Fund may elect to treat any non-U.S. taxes paid by it as paid by its shareholders. If the Fund does not make the election permitted under Section 853, any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment company taxable income. Absent this election, shareholders will not be able to claim either a credit or a deduction for their pro rata portion of such taxes paid by the Fund, nor will shareholders be required to treat as part of the amounts distributed to them their pro rata portion of such taxes paid.

     In the event a Fund makes the election described above to pass through non-U.S. taxes to shareholders, shareholders will be required to include in income (in addition to any distributions received) their proportionate portion of the amount of non-U.S. taxes paid by the Fund and will be entitled to claim either a credit or deduction for their portion of such

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taxes in computing their U.S. Federal income tax liability. Availability of such a credit or deduction is subject to certain limitations. Shareholders will be informed each year in which the Fund makes the election regarding the amount and nature of foreign taxes to be included in their income for U.S. Federal income tax purposes.

     Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of a Fund available for distribution to shareholders, and should note that if such losses exceed other income during a taxable year, the Fund would not be able to pay ordinary income dividends.

     A Fund's distributions with respect to a given taxable year may exceed the current and accumulated earnings and profits of that Fund available for distribution. In that event, distributions in excess of such earnings and profits would be characterized as a return of capital to shareholders for Federal income tax purposes, thus reducing each shareholder's cost basis in his Fund shares. Distributions in excess of a shareholder's cost basis in his shares would be treated as a gain realized from a sale of such shares.

     A redemption is a taxable transaction on which gain or loss may be recognized. Any gain or loss realized by a shareholder upon the sale or other disposition of shares of a Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss which will be long-term or short-term generally depending upon the shareholder's holding period of the shares. A loss realized by a shareholder on a redemption, sale, or exchange of shares of a Fund with respect to which capital gain dividends have been paid will be characterized as a long-term capital loss to the extent of such capital gain dividends.

     The Funds may be required to withhold for Federal income tax ("backup withholding") 31% of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct taxpayer identification number or to make required certifications, or where a Fund or shareholder has been notified by the IRS that the shareholder is subject to backup withholding. Most corporate shareholders and certain other shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

     Shareholders will be notified annually by the Funds as to the Federal tax status of distributions made by the Funds in which they invest. Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Foreign shareholders may, for example, be subject to special withholding requirements. Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as IRAs. SHAREHOLDERS SHOULD CONSULT THEIR OWN TAX ADVISERS AS TO THE FEDERAL, STATE AND LOCAL TAX CONSEQUENCES OF OWNERSHIP OF SHARES OF THE FUNDS IN THEIR PARTICULAR CIRCUMSTANCES.

               DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES

     The following is a description of investment practices of the Funds and the securities in which they may invest:

     U.S. Treasury Obligations (All Funds). The Funds may invest in U.S. Treasury obligations, which are backed by the full faith and credit of the United States Government as to the timely payment of principal and interest. U.S. Treasury obligations consist of bills, notes, and bonds and separately traded interest and principal component parts of such obligations known as STRIPS which generally differ in their interest rates and maturities. U.S. Treasury bills, which have original maturities of up to one year, notes, which have maturities ranging from one year to 10 years, and bonds, which have original maturities of 10 to 30 years, are direct obligations of the United States Government.

     U.S. Government Securities (All Funds). U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government securities include debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies and instrumentalities. Some types of U.S. Government securities are supported by the full faith and credit of the United States Government or U.S. Treasury guarantees, such as mortgage-backed certificates guaranteed by the Government National Mortgage Association ("GNMA"). Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States Government, the investor in the obligation must look to the agency issuing or guaranteeing the obligation for ultimate repayment.

     Commercial Paper (All Funds). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by both domestic and foreign bank holding companies, corporations and financial institutions and United States Government agencies and instrumentalities, subject to the rating requirements specified for each Fund.

     Corporate Debt Securities (All Funds). The Funds may purchase corporate debt securities, subject to the rating and quality requirements specified with respect to each Fund. The
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Funds may invest in both rated commercial paper and rated corporate debt obligations of foreign issuers that meet the same quality criteria applicable to investments by the Funds in commercial paper and corporate debt obligations of domestic issuers. These investments, therefore, are not expected to involve significant additional risks as compared to the risks of investing in comparable domestic securities. Generally, all foreign investments carry with them both opportunities and risks not applicable to investments in securities of domestic issuers, such as risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, changes in foreign governmental attitudes toward private investment (possibly leading to nationalization, increased taxation or confiscation of foreign assets) and added difficulties inherent in obtaining and enforcing a judgment against a foreign issuer of securities should it default.

     Mortgage-Related Securities (All Funds). The Funds are permitted to invest in mortgage-related securities subject to the rating and quality requirements specified with respect to each such Fund. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect, "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. As with other fixed-income securities, when interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. In recognition of this prepayment risk to investors, the Public Securities Association (the "PSA") has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate or other similar models that are standard in the industry will be used by the Funds in calculating maturity for purposes of investment in mortgage-related securities. The inverse relation between interest rates and value of fixed income securities will be more pronounced with respect to investments by the Fund in mortgage-related securities, the value of which may be more sensitive to interest rate changes.

     Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported in various forms of insurance or guarantees issued by governmental entities.

     Collateralized Mortgage Obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured in multiple classes, with each class bearing a different stated maturity or interest rate. The inverse relation between interest rates and value of fixed income securities will be more pronounced with respect to investments by the Fund in mortgage-related securities, the value of which may be more sensitive to interest rate changes.

     Asset-Backed Securities (All Funds). These Funds are permitted to invest in asset-backed securities, subject to the rating and quality requirements specified with respect to each such Fund. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. Consistent with the Funds' investment objectives, policies and quality standards, a Fund may invest in these and other types of asset-backed securities which may be developed in the future.

     Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.
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     Common Stocks (All Funds).  Common stock represents the residual ownership interest in the issuer after all of its obligations and preferred stocks are satisfied. Common stock fluctuates in price in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market volatility.

     Preferred Stocks (All Funds). Preferred stock has a preference over common stock in liquidation and generally in dividends as well, but is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

     Real Estate Investment Trusts (ING Balanced Fund, ING Emerging Markets Equity Fund and ING Global Real Estate Fund). The ING Global Real Estate Fund will invest in, among other securities, shares of real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests.

     Depositary Receipts (All Funds). American Depositary Receipts ("ADRs") are U.S. dollar-denominated receipts generally issued by domestic banks, which evidence the deposit with the bank of the common stock of a foreign issuer and which are publicly traded on exchanges or over-the-counter in the United States.

     The Funds may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

     In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations.

     Investments in ADRs involve certain risks not typically involved in purely domestic investments, including future foreign political and economic developments, and the possible imposition of foreign governmental laws or restrictions applicable to such investments. Securities of foreign issuers through ADRs are subject to different economic, financial, political and social factors. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. With respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect the value of the particular ADR. There may be less publicly available information about a foreign company than about a U.S. company, and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Fund's possible inability to convert proceeds realized upon the sale of portfolio securities of the affected foreign companies immediately into U.S. currency. The ING International Equity, ING Emerging Markets Equity and ING European Equity Funds may also invest in European Depository Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). EDRs are receipts issued in bearer form by a European financial institution and traded in European securities' markets. GDRs are receipts issued globally. EDRs are designed for trading in European Markets and GDRs are designed for trading in non-U.S. securities markets. Investments in EDRs and GDRs involve similar risks as ADRs.

     Investment in Foreign Securities (All Funds). The Funds may invest in securities of foreign governmental and private issuers. Investments in foreign securities involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in securities of issuers located in those countries.

     Convertible and Exchangeable Securities (All Funds). The Funds are permitted to invest in convertible and exchangeable securities, subject to the rating and quality requirements specified with respect to each such Fund. Convertible securities generally offer fixed interest or dividend yields and may be converted either at a stated price or stated
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rate for common or preferred stock. Exchangeable securities may be exchanged on specified terms for common or preferred stock. Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible or exchangeable securities tends to vary with fluctuations in the market value of the underlying common or preferred stock. Debt securities that are convertible into or exchangeable for preferred or common stock are liabilities of the issuer but are generally subordinated to senior debt of the issuer.

     Domestic and Foreign Bank Obligations (All Funds). These obligations include but are not restricted to certificates of deposit, commercial paper, Yankee dollar certificates of deposit, bankers' acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium-term deposit notes. The Funds will not invest in any obligations of their affiliates, as defined under the 1940 Act.

     Each Fund limits its investment in United States bank obligations to obligations of United States banks (including foreign branches). Each Fund limits its investment in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks) which in the opinion of the Sub-Adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Funds.

     Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing in more than seven days may not exceed 15% of the value of the net assets of the Funds.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks, or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not subject to examination by any United States Government agency or instrumentality.

     Investments in Eurodollar and Yankee dollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

     STRIPS and Zero Coupon Securities (All Funds). Each Fund may invest in separately traded principal and interest components of securities backed by the full faith and credit of the United States Treasury. The principal and interests components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities. The Funds will not actively trade in STRIPS.

     The Funds may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

     Variable rate demand obligations (All Funds). Variable rate demand obligations have a maturity of five to twenty years but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. Generally, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity. The remarketing agent is typically a financial intermediary that has agreed to perform these services. Variable rate master demand obligations permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Funds, as lender, and the borrower. Because the obligations are direct lending arrangements between the Funds and the borrower, they will not generally be traded, and there is no secondary market for
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them, although they are redeemable (and thus immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. The borrower also may prepay up to the full amount of the obligation without penalty. While master demand obligations, as such, are not typically rated by credit rating agencies, if not so rated, a Fund may, under its minimum rating standards, invest in them only if, in the opinion of the Sub-Adviser, they are of an investment quality comparable to other debt obligations in which the Funds may invest. See the SAI for further details on variable rate demand obligations and variable rate master demand obligations.

     Open-End and Closed-End Investment Companies (All Funds). Each Fund may invest in shares of other open-end and closed-end management investment companies, subject to the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund making such investment. The purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs, and investment advisory and administrative fees.

     Options on Securities (All Funds). The Funds may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put option who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

     The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian.

     The principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, the Funds forego the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retain the risk of loss should the price of the security decline. In return for the premium received for a put option, the Funds assume the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. The Funds may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

     Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. OTC options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is also no assurance that a liquid secondary market on an exchange will exist. In addition, because OTC options are issued in privately negotiated transactions exempt from registration under the Securities Act of 1933, there is no assurance that the Funds will succeed in negotiating a closing out of a particular OTC option at any particular time. If a Fund, as covered call option writer, is unable to effect a closing purchase transaction in the secondary market or otherwise, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

     The staff of the SEC has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Fund's limitation on investments in securities that are not readily marketable.

     Dollar Roll Transactions (ING Growth & Income Fund, ING Balanced Fund and ING Emerging Markets Equity Fund). The Funds may enter into dollar roll transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but a Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the
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securities sold by the Funds may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Funds' use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities. The Funds will engage in roll transactions primarily for the purpose of acquiring securities for its portfolio and not for investment leverage.

     Swap Agreements (ING Growth & Income Fund, ING Balanced Fund and ING Emerging Markets Equity Fund). To manage its exposure to different types of investments, the Funds may enter into interest rate, total return, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments to a fixed interest rate on the same amount for a specified period. Total return swap agreements are similar to interest rate swap agreements, except the numerical amount is tied to a market-linked return. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that the notional principal amount is tied to a reference pool of mortgages. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed upon level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

     Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. Swap agreements involve risks depending upon the counterparties creditworthiness and ability to perform as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. The Sub-Advisers monitor the creditworthiness of counterparties to these transactions and intend to enter into these transactions only when they believe the counterparties present minimal credit risks and the income expected to be earned from the transaction justifies the attendant risks.

     Short Selling (ING International Equity Fund and ING Emerging Markets Equity Fund). The Funds may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account with the Fund's custodian, liquid assets, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale. No more than 25% of the Fund's net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) allocated to segregated accounts in connection with short sales. Short sales against-the-box are not subject to this 25% limit.

     In a short sale "against-the-box," the Fund enters into a short sale of a security which the Fund owns or has the right to obtain at no added cost. Not more than 25% of the Fund's net assets (determined at the time of the short sale against-the-box) may be subject to such sales.

     Futures, Related Options and Options on Stock Indices (All Funds). The Funds may attempt to reduce the risk of investment in equity securities by hedging a portion of its portfolio through the use of certain futures transactions, options on futures traded on a board of trade and options on stock indices traded on national securities exchanges. A Fund may hedge a portion of its portfolio by purchasing such instruments during a market advance or when the Sub-Adviser anticipates an advance. In attempting to hedge a portfolio, the Funds may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts, and engage in related closing transactions. The Funds will use these instruments primarily as
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a hedge against changes resulting from market conditions in the values of securities held in its portfolio or which it intends to purchase.

     A stock index assigns relative weighting to the common stocks in the index, and the index generally fluctuates with changes in the market values of these stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. The Funds will sell stock index futures only if the amount resulting from the multiplication of the then current level of the indices upon which such futures contracts are based, and the number of futures contracts which would be outstanding, do not exceed one-third of the value of the Fund's net assets.

     When a futures contract is executed, each party deposits with a broker or in a segregated custodial account up to 5% of the contract amount, called the "initial margin," and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account.

     In the case of options on stock index futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer's position in a stock index futures contract. If the option is exercised by the holder before the last trading day during the option period, the option writer delivers the futures position, as well as any balance in the writer's futures margin account. If it is exercised on the last trading day, the option writer delivers to the option holder cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index on the date the option expires. In the case of options on stock indexes, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to receive cash equal to the dollar amount of the difference between the closing price of the relevant index and the option exercise price times a specified multiple, called the "multiplier."

     During a market decline or when the Sub-Adviser anticipates a decline, a Fund may hedge a portion of its portfolio by selling futures contracts or purchasing puts on such contracts or on a stock index in order to limit exposure to the decline. This provides an alternative to liquidation of securities positions and the corresponding costs of such liquidation. Conversely, during a market advance or when the Sub-Adviser anticipates an advance, each Fund may hedge a portion of its portfolio by purchasing futures, options on these futures or options on stock indices. This affords a hedge against a Fund not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities which may later be purchased in a more advantageous manner. Each Fund will sell options on futures and on stock indices only to close out existing positions.

     Interest Rate Futures Contracts (All Funds). The Funds may, to a limited extent, enter into interest rate futures contracts -- i.e., contracts for the future delivery of securities or index-based futures contracts -- that are, in the opinion of the Sub-Adviser, sufficiently correlated with the Fund's portfolio. These investments will be made primarily in an attempt to protect a Fund against the effects of adverse changes in interest rates (i.e., "hedging"). When interest rates are increasing and portfolio values are falling, the sale of futures contracts can offset a decline in the value of a Fund's current portfolio securities. The Funds will engage in such transactions primarily for bona fide hedging purposes.

     Options on Interest Rate Futures Contracts (All Funds). The Funds may purchase put and call options on interest rate futures contracts, which give a Fund the right to sell or purchase the underlying futures contract for a specified price upon exercise of the option at any time during the option period. Each Fund may also write (sell) put and call options on such futures contracts. For options on interest rate futures that a Fund writes, such Fund will receive a premium in return for granting to the buyer the right to sell to the Fund or to buy from the Fund the underlying futures contract for a specified price at any time during the option period. As with futures contracts, each Fund will purchase or sell options on interest rate futures contracts primarily for bona fide hedging purposes.

     Foreign Exchange Contracts (ING International Equity Fund, ING Emerging Markets Equity Fund, ING European Equity Fund, ING Global Brand Names Fund, ING Global Information Technology Fund and ING Global Real Estate Fund). Changes in foreign currency exchange rates will affect the U.S. dollar values of securities denominated in currencies other than the U.S. dollar. The rate of exchange between the U.S. dollar and other currencies fluctuates in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. When investing in foreign securities, the Funds usually effect currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. The Funds incur foreign exchange expenses in converting assets from one currency to another.

     The Funds may enter into foreign currency forward contracts or currency futures for the purchase or sale of foreign currency to "lock in" the U.S. dollar price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign
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country in which the Fund has investments may suffer a decline against the U.S.
dollar or against another foreign currency. The Funds may choose to lock in the price of securities or dividends or interest to be received in a currency other than the U.S. dollar when the Sub-Adviser believes that doing so is in the best interest of the Fund. In addition, when the Sub-Adviser believes that the currency of a particular country (the "hedged currency") may suffer a substantial decline against the U.S. dollar or against a major foreign currency, such as the Deutschemark or the European Currency Unit, it may enter into a forward or futures contract to sell, for a fixed amount of U.S. dollars or such currency, as the case may be, the amount of that currency approximating the value of some or all of the Funds' portfolio securities denominated in the hedged currency (called a "short" position). The Fund may attempt to accomplish objectives similar to those described above with respect to forward and futures contracts for currency by means of purchasing put or call options traded on exchanges. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time for the contract. This method of attempting to hedge the value of the Funds' portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Although the strategy of engaging in foreign currency transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency. The Funds do not intend to maintain a net exposure to such contracts where the fulfillment of the Funds' obligations under such contracts would obligate the Funds to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in the currency. The Funds will not enter into these contracts for speculative purposes and will not enter into non-hedging currency contracts. These contracts involve a risk of loss if the Sub-Adviser fail to predict currency values correctly.

     "When-Issued" and "Forward Commitment" Transactions (All Funds). The Funds may purchase securities on a when-issued and delayed-delivery basis and may purchase or sell securities on a forward commitment basis. When-issued or delayed-delivery transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment transaction is an agreement by a Fund to purchase or sell securities at a specified future date. When a Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed-delivery transactions and forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by a Fund until it receives payment or delivery from the other party to the transaction. A separate account containing only liquid assets equal to the value of purchase commitments will be maintained until payment is made. Such securities have the effect of leverage on the Funds and may contribute to volatility of a Fund's net asset value. For further information, see the SAI.

     Loans of Portfolio Securities (All Funds). To increase current income, each Fund may lend its portfolio securities in an amount up to 33 1/3% of each such Fund's total assets to brokers, dealers and financial institutions, provided certain conditions are met, including the condition that each loan is secured continuously by collateral maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned. These transactions involve a loan by the applicable Fund and are subject to the same risks as repurchase agreements. For further information, see the SAI.

     Repurchase Agreements (All Funds). The Funds may enter into repurchase agreements with any bank and broker-dealer which, in the opinion of the Trustees, presents a minimal risk of bankruptcy. Under a repurchase agreement a Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed upon yield. The agreements will be fully collateralized and the value of the collateral, including accrued interest, marked-to-market daily. The agreements may be considered to be loans made by the purchaser, collateralized by the underlying securities. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of securities. A Fund may not invest more than 15% of its net assets in repurchase agreements maturing in more than seven business days or in securities for which market quotations are not readily available. For more information about repurchase agreements, see "Investment Policies" in the SAI.

     Borrowing (All Funds). Each Fund may borrow up to 33 1/3% of its net assets to purchase securities and for temporary purposes. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of a Fund's shares. The Funds also may be required to maintain
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minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     Reverse Repurchase Agreements (All Funds). The Funds may also enter into reverse repurchase agreements. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. A Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

     Portfolio Turnover. The Funds generally will not engage in the trading of securities for the purpose of realizing short-term profits, but each Fund will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions or fluctuations in interest rates to accomplish its respective investment objective. For example, each Fund may sell portfolio securities in anticipation of an adverse market movement. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if a Fund considers it advantageous to purchase or sell securities. The Funds do not anticipate that the respective annual portfolio turnover rates will exceed the following: ING Large Cap Growth Fund 100%; ING Growth & Income Fund 100%; ING Mid Cap Growth Fund 100%; ING Small Cap Growth Fund 100%; ING Balanced Fund 100%; ING Global Brand Names Fund 100%; ING International Equity Fund 200%; ING Emerging Markets Equity Fund 200%; ING European Equity Fund 100%; ING Tax Efficient Equity Fund 50%; ING Focus Fund, 100%; ING Global Information Technology Fund 100%; and ING Global Real Estate Fund 100%. A high rate of portfolio turnover involves correspondingly greater transaction expenses than a lower rate, which expenses must be borne by each Fund and its shareholders.

                        RISKS OF INVESTING IN THE FUNDS

     General. The price per share of each of the Funds will fluctuate with changes in value of the investments held by the Fund. For example, the value of a Fund's shares will generally fluctuate inversely with the movements in interest rates. Shareholders of a Fund should expect the value of their shares to fluctuate with changes in the value of the securities owned by the Fund. There is, of course, no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products. In order to attempt to minimize that risk, the Sub-Adviser monitors developments in the economy, the securities markets, and with each particular issuer. Also, as noted earlier, each diversified Fund (i.e., all funds except the ING Global Brand Names Fund, ING Focus Fund and ING Global Real Estate Fund) is managed within certain limitations that restrict the amount of the Fund's investment in any single issuer.

     Equity Securities. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

     Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

     Real Estate Securities. While the ING Global Real Estate Fund will not invest in real estate directly, the Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These risks include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in the appeal of properties to tenants and changes in interest rates.

     In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit they extend. Further, Equity REITs and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity REITs and Mortgage
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REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity REITs and Mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain "special purpose" REITs in which the Fund invests may invest their assets in specific real estate sectors, such as hotel REITs, nursing home REITs or warehouse REITs, and are therefore subject to the risks associated with adverse developments in any such sectors.

     Foreign Securities. Investing in the securities of issuers in any foreign country including ADRs and EDRs involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. The Funds' investments may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. See the SAI for further information about foreign securities.

     Fixed Income Securities. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities. Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of a Fund's securities will not affect cash income derived from these securities but will affect the Fund's net asset value.

     Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest on the guaranteed securities, and do not guarantee the securities' yield or value or the yield or value of a Fund's shares.

     Risks of Options and Futures Contracts. One risk involved in the purchase and sale of futures and options is that a Fund may not be able to effect closing transactions at a time when it wishes to do so. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market for them, and there can be no assurance that a liquid market will exist for the contract or the option at any particular time. To mitigate this risk, each Fund will ordinarily purchase and write options only if a secondary market for the options exists on a national securities exchange or in the over-the-counter market. Another risk is that during the option period, if a Fund has written a covered call option, it will have given up the opportunity to profit from a price increase in the underlying securities above the exercise price in return for the premium on the option (although the premium can be used to offset any losses or add to a Fund's income) but, as long as its obligation as a writer continues, such Fund will have retained the risk of loss should the price of the underlying security decline. Investors should note that because of the volatility of the market value of the underlying security, the loss from investing in futures transactions is potentially unlimited. In addition, a Fund has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once a Fund has received an exercise notice, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

     The Funds' successful use of stock index futures contracts, options on such contracts and options on indices depends upon the ability of the Sub-Adviser to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of stock index futures as the composition of the Funds' portfolios diverge from the composition of the relevant index. Such imperfect correlation may prevent the Funds from achieving the intended hedge or may expose the Funds to risk of loss. In addition, if the Funds purchase futures to hedge against market advances before they can invest in common stock in an advantageous manner and the market declines, the Funds might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indices, the Funds' ability to establish and maintain positions

 44                                                              ING FUNDS TRUST
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will depend on market liquidity. The successful utilization of options and futures transactions requires skills different from those needed in the selection of the Funds' portfolio securities. The Funds believe that the Sub-Adviser possesses the skills necessary for the successful utilization of such transactions.

     The Funds are permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of each Fund's liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Funds will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in futures and related options. The Funds will segregate liquid assets such as cash, U.S. Government securities or other liquid high grade debt obligations to cover the futures and options.

     Risks of Techniques Involving Leverage. Utilization of leveraging involves special risks and may involve speculative investment techniques. Certain Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain Funds may engage in dollar roll transactions. Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. The Funds use these investment techniques only when the Sub-Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

     Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the investment the Fund has invested. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

     The risks of leverage include a higher volatility of the net asset value of a Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by such Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, such Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if a Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for such Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

     Non-diversified Investment Companies. The ING Global Brand Names Fund, the ING Focus Fund and the ING Global Real Estate Fund are classified as non-diversified investment companies under the 1940 Act, which means that each Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause that Fund's share price to fluctuate more than that of a diversified investment company.

     Concentration. The ING Global Information Technology Fund and ING Global Real Estate Fund "concentrate" (for purposes of the 1940 Act) their assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, each Fund may be subject go greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

     Year 2000. Like other funds and business organizations around the world, the Funds could be adversely affected if the computer systems used by the Manager and the Funds' other service providers do not properly process and calculate date-related information for the Year 2000 and beyond. The Funds have been informed that the Manager, and the Funds' other service providers (i.e., Sub-Adviser, Administrator, Transfer Agent, Fund Accounting Agent, Distributor and Custodian) have developed and are implementing clearly defined and documented plans to minimize the risk associated with the Year 2000 problem. These plans include the following activities: inventorying of software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems

ING FUNDS TRUST                                                               45
--------------------------------------------------------------------------------

and retesting for Year 2000 readiness. In addition, the service providers are obtaining assurances from their vendors and suppliers in the same manner. Non-compliant Year 2000 systems upon which the Funds are dependent may result in errors and account maintenance failures. The Funds have no reason to believe that (i) the Year 2000 plans of the Manager and the Funds' other service providers will not be completed by December, 1999, and (ii) the costs currently associated with the implementation of their plans will have material adverse impact on the business, operations or financial condition of the Funds or their service providers.

     In addition, the Year 2000 problem may adversely affect the companies in which the Funds invest. For example, these companies may incur substantial costs to correct the problem and may suffer losses caused by data processing errors. Since the ultimate costs or consequences of incomplete or untimely resolution of the Year 2000 problem by the Funds' service providers are unknown to the Funds at this time, no assurance can be made that such costs or consequences will not have a material adverse impact on the Funds or their service providers.

     The Funds and the Manager will continue to monitor developments relating to the Year 2000 problem, including the development of contingency plans for providing back-up computer services in the event of a systems failure.

     European Economic and Monetary Union. Several European countries are participating in the European Economic and Monetary Union, which will establish a common European currency for participating countries. This currency will commonly be known as the "Euro." Each such participating country anticipates replacing its existing currency with the Euro on January 1, 1999. Other European countries may participate after that date. This conversion presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the Euro; the establishment of exchange rates for existing currencies and the Euro; and the creation of suitable clearing and settlement payment systems for the new currency. These or other factors, including political and economical risks, could cause market disruptions before or after the interaction of the Euro, and could adversely affect the value of securities held by the Funds.

     The Funds have been informed that the Manager, and the Funds' other service providers, as applicable, are taking steps to minimize the risk associated with the conversion. In addition, where appropriate, certain service providers are obtaining assurances from their vendors in the same manner.

     Since the ultimate consequences of the conversion are unknown to the Funds at this time, no assurance can be made that such consequences will not have a material adverse impact on the Funds. The Funds and the Manager will continue to monitor developments relating to the conversion.

                               OTHER INFORMATION

 CAPITALIZATION

     ING Funds Trust was organized as a Delaware business trust on July 30, 1998 and currently consists of 20 separately managed portfolios, each of which is divided into Class A, B, C, and X shares. The Board of Trustees may establish additional portfolios in the future. The capitalization of the Funds consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Funds are fully paid, non-assessable and freely transferable.
 VOTING

     Shareholders have the right to vote in the election of Trustees and on any and all matters on which, by law or under the provisions of the Declaration of Trust, they may be entitled to vote. The Funds are not required to hold regular annual meetings of shareholders and do not intend to do so.

     The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Funds may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Funds and in connection with such meeting to comply with the shareholders' communications provisions of Section 16(c) of the Act. See "Other
Information -- Voting Rights" in the SAI.

     Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in the Prospectus, the phrase "vote of a majority of the outstanding shares" of a Fund (or the Funds) means the vote of the lesser of: (i) 67% of the shares of a Fund (or the Funds) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (ii) more than 50% of the outstanding shares of a Fund (or the Funds).
 PERFORMANCE INFORMATION

     A Fund may, from time to time, include its yield and total return in advertisements or reports to shareholders or

 46                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

prospective investors. The methods used to calculate the yield and total return of the Funds are mandated by the SEC.

     Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in that Fund over periods of since inception, 1, 3, 5 and 10 years (up to the life of that Fund), reflect the deduction of a proportional share of Fund expenses (on an annual basis), and assume that all dividends and distributions are reinvested when paid.

     Performance information for a Fund may be compared to various unmanaged indices, such as those indices prepared by Lipper Analytical Services, Morningstar, Standard & Poor's, the Dow Jones Industrial Average and other entities or organizations which track the performance of investment companies. Any performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the Funds and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future. For a description of the methods used to determine yield and total return for Funds, see the SAI.
 ACCOUNT SERVICES

     All transactions in shares of the Funds will be reflected in a quarterly statement for each shareholder. In those cases where a Service Organization or its nominee is the shareholder of record of shares purchased for its customer, the Funds have been advised that the statement may be transmitted to the customer at the discretion of the Service Organization.

     DST acts as the Funds' transfer agent pursuant to a Services Agreement with ING Fund Services. ING Fund Services (not the Funds) compensates DST for providing personnel and facilities to perform dividend disbursing and transfer agency-related services for the Funds.
 CUSTODIAN

     Investors Fiduciary Trust Co. acts as the Funds' Custodian. Pursuant to the Custodian Agreement, the Custodian is responsible for holding each Fund's cash and portfolio securities. The Custodian may enter into sub-custodian agreements with certain qualified banks.

     Rules adopted under the 1940 Act permit investment companies to maintain their securities and cash in the custody of certain eligible foreign banks and depositories. The ING Global Brand Names Fund, ING International Equity Fund, ING Emerging Markets Equity Fund, ING European Equity Funds, ING Global Information Technology Fund and ING Global Real Estate Fund portfolios of non-United States securities are held by sub-custodians which are approved by the Trustees or a foreign custody manager appointed by the Trustees in accordance with these rules. The Board of Trustees has appointed the Custodian as its foreign custody manager. The determination to place assets with a particular foreign sub-custodian is made pursuant to these rules which require the consideration of a number of factors including, but not limited to, the reliability and financial stability of the sub-custodian; the sub-custodian's practices, procedures and internal controls; and the reputation and standing of the sub-custodian in its national market.
 CODE OF ETHICS

     The Code of Ethics of the Manager and the Funds prohibits all affiliated personnel from engaging in personal investment activities which compete with or attempt to take advantage of a Fund's planned portfolio transactions. Both organizations maintain careful monitoring of compliance with the Code of Ethics.
 COUNSEL

     Paul, Weiss, Rifkind, Wharton & Garrison serves as counsel for the Trust and from time to time provides advice to the Manager.
 SHAREHOLDER INQUIRIES

     All written shareholder inquiries should be directed to the Funds at ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. Alternatively, you may call the Funds at 1-877-INFO-ING.

                                                Rule 497 (c)
                                                Registration No. 333-59745

ING FUNDS TRUST                                                       PROSPECTUS
P.O. BOX 1239
MALVERN, PA 19355-9836
GENERAL & ACCOUNT INFORMATION: 1-877-INFO-ING OR 1-877-463-6464

     This Prospectus describes five funds (each, a "Fund" and, collectively, the "Funds") of the ING Funds Trust (the "Trust"), managed by ING Mutual Funds Management Co. LLC, a Delaware limited liability company (the "Manager"). The Manager has delegated certain of its investment advisory activities to the sub-advisers described herein (each a "Sub-Adviser", and collectively, the "Sub-Advisers"). The Manager and its Sub-Advisers are wholly-owned indirect subsidiaries of ING Groep, N.V. ("ING Group"). The Funds and their investment objectives are:

     The ING Intermediate Bond Fund seeks to provide investors with a high level of current income consistent with the preservation of capital and liquidity.

     The ING High Yield Bond Fund seeks to provide investors with a high level of current income and total return.

     The ING International Bond Fund is a non-diversified fund that seeks to provide investors with high total return.

     The ING Mortgage Income Fund seeks to provide investors with long-term income consistent with preservation of capital.

     The ING National Tax-Exempt Bond Fund seeks to provide investors with a high level of current income that is exempt from federal income taxes, consistent with preservation of capital.

     Each Fund, except the ING National Tax-Exempt Fund, offers four different classes of shares--Class A shares, Class B shares, Class C shares and Class X shares. The ING National Tax-Exempt Fund offers only Class A, Class B and Class C shares. The Class A, Class B and Class C shares are offered in this Prospectus. The Class X shares are offered under a separate prospectus and may be purchased only by certain qualified investors (including, but not limited to, IRAs, Roth IRAs, Education IRAs, SEP IRAs, Simple IRAs and 403(b)(7) plans). Shares of the Funds are sold to the public by ING Funds Distributor, Inc. (the "Distributor").
--------------------------------------------------------------------------------

     SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ING GROUP OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY AND MAY INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE NET ASSET VALUE OF THE FUNDS WILL FLUCTUATE FROM TIME TO TIME. THERE CAN BE NO ASSURANCE THAT THE FUNDS' INVESTMENT OBJECTIVES WILL BE ACHIEVED.
--------------------------------------------------------------------------------

     This Prospectus sets forth concisely the information a prospective investor should know before investing in the Funds and should be read and retained for information about each Fund. A statement of additional information (the "SAI"), dated October 30, 1998, containing additional and more detailed information about the Funds, has been filed with the Securities and Exchange Commission ("SEC") and is hereby incorporated by reference into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding the Funds. The SAI is also available without charge and can be obtained by writing or calling the Funds at the address and phone number printed above.
--------------------------------------------------------------------------------

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                October 30, 1998

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
HIGHLIGHTS..................................................    1
FUND EXPENSES...............................................    4
THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS..........    8
MANAGEMENT OF THE FUNDS.....................................   10
FUND SHARE VALUATION........................................   14
PURCHASE OF FUND SHARES.....................................   15
PURCHASE PLANS..............................................   19
REDEMPTION OF FUND SHARES...................................   20
REDEMPTION PLANS............................................   21
EXCHANGE OF FUND SHARES.....................................   22
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS....................   23
DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES..........   25
RISKS OF INVESTING IN THE FUNDS.............................   34
OTHER INFORMATION...........................................   37

ING FUNDS TRUST                                                                1
--------------------------------------------------------------------------------

                                   HIGHLIGHTS

 THE FUNDS

     Each Fund is a separate investment fund or portfolio, commonly known as a mutual fund. The Funds are portfolios of the ING Funds Trust (the "Trust"), a Delaware business trust organized under the laws of the State of Delaware as an open-end management investment company on July 30, 1998. The Trust's Board of Trustees oversees the overall management of the Funds and elects the officers of each Fund.

 INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

     This Prospectus describes five funds managed by ING Mutual Funds Management Co. LLC (the "Manager") and sub-advised by the applicable Sub-Adviser. Each Fund has a distinct investment objective and policies. There can be no assurance that any Fund will achieve its investment objective.

     ING Intermediate Bond Fund. The ING Intermediate Bond Fund seeks to provide investors with a high level of current income consistent with the preservation of capital and liquidity. Under normal market conditions, the Fund will invest at least 65% of its total assets in debt securities rated, at the time of purchase, BBB or better by a Nationally Recognized Statistical Rating Organization ("NRSRO") or, if not rated, determined to be of comparable quality by the Fund's Sub-Adviser at the time of purchase, and will seek to maintain a minimum average portfolio quality rating of "BBB." Fixed income securities downgraded to below BBB subsequent to purchase may be retained in the portfolio when deemed by the Fund's Sub-Adviser to be in the best interest of Fund shareholders. The dollar-weighted average maturity of the ING Intermediate Bond Fund will generally range between three and ten years.

     ING High Yield Bond Fund. The ING High Yield Bond Fund seeks to provide investors with a high level of current income and total return. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in high yield (high risk) bonds.

     ING International Bond Fund. The ING International Bond Fund is a non-diversified fund that seeks to provide investors with high total return. Under normal market conditions, the Fund will invest at least 65% of its total assets in fixed income securities of international issuers located in at least three different countries outside of the United States and rated, at the time of purchase, BBB or better by a NRSRO or, if not rated, determined to be of comparable quality by the Fund's Sub-Adviser at the time of purchase.

     ING Mortgage Income Fund. The ING Mortgage Income Fund seeks to provide investors with long-term income consistent with preservation of capital. Under normal market conditions, the Fund will invest at least 65% of its total assets in mortgage-backed securities.

     ING National Tax-Exempt Bond Fund. The ING National Tax-Exempt Bond Fund seeks to provide investors with a high level of current income that is exempt from federal income taxes, consistent with preservation of capital. Under normal market conditions, the Fund will invest at least 80% of its total assets in municipal securities, the interest of which is exempt from federal income taxes (collectively "Municipal Securities"). The issuers of these securities can be located in all fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. Under normal conditions, the Fund will invest at least 80% of its total assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. Although the Sub-Adviser has no present intention of doing so, up to 20% of the Fund's total assets may be invested in taxable debt securities for defensive purposes or when sufficient tax exempt securities considered appropriate by the Sub-Advisers are not available for purchase.

     All Funds. All Funds may also use various investment strategies and techniques when the Sub-Adviser determines that such use is appropriate in an effort to meet a Fund's investment objective. For additional information concerning the investment policies, practices and risk consideration of the Funds, see "The Investment Policies and Practices of the Funds" and "Risks of Investing in the Funds".

 INVESTMENT RISKS

     General. The price per share of each Fund will fluctuate with changes in value of the investments held by such Fund. Additionally, there can be no assurance that the Funds will achieve their investment objectives or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products.

     Fixed Income Securities. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

     Foreign Securities. Investments in securities of issuers in any foreign country involves special risk considerations not typically associated with investing in U.S. companies. These risks are often heightened for investments in developing or emerging markets.

 2                                                               ING FUNDS TRUST
--------------------------------------------------------------------------------

     Risks of Techniques Involving Leverage. Utilization of leveraging involves special risks and may involve speculative investment techniques. Certain Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements and purchase securities on a when issued or forward commitment basis and engage in dollar roll transactions. Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments.

     The risks of leverage include a higher volatility of the net asset value of a Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. The risks of leverage may be considered speculative.

     Non-diversified Investment Companies. The ING International Bond Fund is classified as a non-diversified investment company under the Investment Company Act of 1940, as amended, (the "1940 Act"), which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

     High Yield Securities. The ING High Yield Bond Fund will invest primarily in high yield bonds. Certain high yield bonds carry particular market risks and may experience greater volatility in market value than investment grade corporate bonds. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved may significantly affect the value of these bonds. Some of these securities may be subject to call and have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile.

     For additional information concerning the risks of investing in the Funds, see "Risks of Investing in the Funds."

 MANAGEMENT OF THE FUNDS

     As manager of the Funds, the Manager has overall responsibility, subject to the supervision of the Board of Trustees, for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Fund by its respective Sub-Adviser. The Manager also provides certain administrative services necessary for the Funds' operations. Pursuant to a Management Agreement, the Trust currently pays the Manager for its services a monthly fee at an annual rate based on the average daily net assets of each Fund. See "Fund Expenses -- Fee Table" and "Management of the Funds -- The Manager." All of the Sub-Advisers are indirect subsidiaries of ING Group and are affiliates of each other and the Manager and ING Funds Distributor, Inc. ("Distributor").

     Baring International Investment Limited ("BIIL"), Baring International Investment (Far East) Limited ("BIFL") and Baring Asset Management, Inc ("BAM") serve as co-sub-advisers to the ING International Bond Fund. Furman Selz Capital Management LLC ("FSCM") serves as sub-adviser to the ING National Tax-Exempt Bond Fund. ING Investment Management LLC ("IIM") serves as sub-adviser to the ING Intermediate Bond Fund, ING High Yield Bond Fund and ING Mortgage Income Fund. BIIL, BIFL, BAM, FSCM and IIM may be referred to herein individually as a "Sub-Adviser" and collectively as the "Sub-Advisers." For their services, the Sub-Advisers receive a fee from the Manager based on their respective Fund's average daily net assets. See "Management of the Funds -- the Sub-Advisers."

     The Sub-Advisers have full investment discretion and make all determinations with respect to the investment of each Fund's assets and the purchase and sale of portfolio securities consistent with the investment objectives, policies, and restrictions for such Fund.

 OTHER SERVICE PROVIDERS

     The Distributor distributes the Funds' shares and may be compensated for certain of its distribution-related expenses. ING Fund Services Co. LLC ("ING Fund Services") has entered into a Fund Services Agreement with the Funds pursuant to which ING Fund Services will perform or engage third parties to perform transfer agency, fund accounting, account servicing, and other services. ING Fund Services has hired DST Systems, Inc. ("DST") to act as the Funds' transfer agent and First Data Investor Services Group ("First Data") to act as the Funds' fund accounting agent.

 CLASSES OF SHARES

     The Funds offer investors a choice among multiple classes of shares with different sales charges and expenses. In selecting which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your investment, (ii) the amount of any applicable sales charge (whether imposed at the time of purchase or redemption) and Rule 12b-1 fees, as noted below, (iii) whether you qualify for any reduction or waiver of any applicable sales charge (e.g., if you are exempt from the sales charge, you must invest in Class A shares), (iv) the various exchange privileges among the different classes of shares and (v) the fact that Class B and X shares automatically convert to Class A shares after eight years. The Class A, Class B and Class C shares are offered in this Prospectus.

ING FUNDS TRUST                                                                3
--------------------------------------------------------------------------------

     A broker-dealer may receive different levels of compensation depending on which class of shares is sold. The Distributor may also provide additional compensation to dealers in connection with selling shares of the Funds or for their own company-sponsored sales programs. Additional compensation or assistance may be provided to dealers and includes, but is not limited to, payment or reimbursement for educational, training and sales conferences or programs for their employees. In some cases, this compensation may only be available to dealers whose representatives have sold or are expected to sell significant amounts of shares. The Distributor will make these payments from its own resources and none of the aforementioned additional compensation is paid for by the applicable Fund or its shareholders.

     Class A Shares. An investor who purchases Class A shares pays a maximum sales charge of 4.75% at the time of purchase. As a result, Class A shares are not subject to any charges when they are redeemed (except for sales at net asset value in excess of $1 million which may be subject to a contingent deferred sales charge ("CDSC") at the time of redemption). The initial sales charge may be reduced or waived for certain purchases. Class A shares are also subject to an annual Rule 12b-1 fee of up to 0.50% of average daily net assets attributable to Class A shares. This fee is lower than the other classes having Rule 12b-1 fees and therefore Class A shares may have lower expenses and may pay higher dividends. See "Purchase of Fund Shares."

     Class B Shares. Class B shares are sold without an initial sales charge, but are subject to a CDSC of 5.00% if redeemed within one year of purchase, with declining charges for redemptions thereafter up to six years after purchase. Class B shares are also subject to a higher annual Rule 12b-1 fee than Class A shares -- up to 0.75% of the Fund's average daily net assets attributable to Class B shares. However, after eight years, Class B shares automatically will be converted to Class A shares at no charge to the investor, resulting in a lower Rule 12b-1 fee thereafter. Class B shares provide the benefit of putting all dollars to work from the time of investment, but will have a higher expense ratio and may pay lower dividends than Class A shares due to the higher Rule 12b-1 fee and any other class specific expenses. See "Purchase of Fund Shares."

     Class C Shares. Class C shares are sold without an initial sales charge, but are subject to a CDSC of 1.00% if redeemed within one year of purchase. Class C shares also are subject to a higher annual Rule 12b-1 fee than the Class A shares -- up to 0.75% of the Fund's average daily net assets attributable to Class C shares. Class C shares provide the benefit of putting all dollars to work from the time of investment, but will have a higher expense ratio and may pay lower dividends than Class A shares due to the higher Rule 12b-1 fee and any other class specific expenses. While Class C shares do not convert to Class A shares, they do not have to be held for as long a time (one year) as Class B shares to avoid paying a CDSC. See "Purchase of Fund Shares."

     Class X Shares. Each Fund, except the ING National Tax-Exempt Bond Fund, offers Class X shares under a separate prospectus. The Class X shares has different sales charges and other expenses, which may affect performance. The Class X shares may be purchased only by certain qualified investors (including, but not limited to, IRAs, Roth IRAs, Education IRAs, SEP IRAs, Simple IRAs and 403(b)(7) plans). If you are interested in further information concerning the Class X shares, please call the Funds and request a prospectus at 1-877-INFO-ING or contact your authorized broker or investment adviser.

     All Classes. Each Class of shares is also subject to shareholder servicing fees of up to 0.25% of average daily net assets attributable to such shares and account servicing fees of up to 0.25% of average daily net assets attributable to such shares. See "Management of the Funds -- Shareholder Servicing Plan" and "Management of the Funds -- Fund Accountant, Transfer Agent and Account Services."

 4                                                               ING FUNDS TRUST
--------------------------------------------------------------------------------

                                 FUND EXPENSES

     The purpose of the following tables is to assist investors in understanding the various costs and expenses that an investor in each Fund will bear, either directly or indirectly. Each Fund's costs and expenses are based upon estimates of the Fund's operating expenses for the Fund's first fiscal year:

                                   FEE TABLE

                                                            ING INTERMEDIATE BOND FUND     ING HIGH YIELD BOND FUND
                                                            ---------------------------   ---------------------------
                                                            CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
                                                            -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price) (1).................  4.75%      NONE      NONE     4.75%      NONE      NONE
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price).....................   NONE      NONE      NONE      NONE      NONE      NONE
Maximum Contingent Deferred Sales Load
  (as a percentage of the lesser of the net asset value
  at the time of redemption or at the time of purchase)
  (2).....................................................   NONE     5.00%     1.00%      NONE     5.00%     1.00%
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
  AVERAGE DAILY NET ASSETS)
Management Fees (after waivers)*..........................  0.13%     0.13%     0.13%     0.16%     0.16%     0.16%
12b-1 Fees (after waivers)*...............................  0.00%     0.75%     0.75%     0.00%     0.75%     0.75%
Shareholder Servicing Fees................................  0.25%     0.25%     0.25%     0.25%     0.25%     0.25%
Other Expenses (after waivers)**..........................  0.59%     0.59%     0.59%     0.59%     0.59%     0.59%
                                                             ----      ----      ----      ----      ----      ----
TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***..........  0.97%     1.72%     1.72%     1.00%     1.75%     1.75%
                                                             ====      ====      ====      ====      ====      ====

------------------------------

(1) Under certain circumstances, purchases of Class A shares not subject to an initial sales charge will be subject to a CDSC if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSC, see this Prospectus under "Purchase of Fund Shares."
(2) If you purchase Class B shares, you do not pay an initial sales charge but you may incur a CDSC if you redeem some or all of your Class B shares before the end of the sixth year after which you purchased such shares. The CDSC for redemptions occurring in years one through six, respectively, is 5%, 4%, 4%, 3%, 2% and 1% of the lesser of the net asset value of the shares at the time of redemption or at the time of purchase. The CDSC is not imposed on the amount of any increase in your account value over the amount invested. No CDSC is charged after the sixth year. If you purchase Class C shares, you do not pay an initial sales charge but you may incur a CDSC if you redeem some or all of your Class C shares within 12 months of the calendar month of purchase. For a discussion of the Class B and C CDSC, see this Prospectus under "Purchase of Fund Shares."
* Management Fees consisting of investment advisory and administrative fees (before waivers) for the ING
     Intermediate Bond Fund and the ING High Yield Bond Fund would be 0.50% and 0.65% annually of the average daily net assets for each Fund, respectively. Rule 12b-1 Fees (before waivers) would be 0.50% annually of the average daily net assets for each Fund's Class A shares. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.
**   Under the Fund Services Agreement, each Fund may pay ING
     Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. Each Fund currently waives
     0.15% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Funds' consent. (See "Management of the Fund -- Fund Accountant, Transfer Agent and Account
     Services" in the Prospectus.)
***  Total Fund Operating Expenses (before waivers) would be
     1.99% for Class A shares and 2.24% for Class B and C shares of the ING Intermediate Bond Fund and 2.14% for Class A shares and 2.39% for Class B and C shares of the ING High
     Yield Bond Fund.

ING FUNDS TRUST                                                                5
--------------------------------------------------------------------------------

                                   FEE TABLE

                                                            ING INTERNATIONAL BOND FUND    ING MORTGAGE INCOME FUND
                                                            ---------------------------   ---------------------------
                                                            CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
                                                            -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price) (1).................  4.75%      NONE      NONE     4.75%      NONE      NONE
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price).....................   NONE      NONE      NONE      NONE      NONE      NONE
Maximum Contingent Deferred Sales Load
  (as a percentage of the lesser of the net asset value at
  the time of redemption or at the time of purchase)
  (2).....................................................   NONE     5.00%     1.00%      NONE     5.00%     1.00%
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
  AVERAGE DAILY NET ASSETS)
Management Fees (after waivers)*..........................  0.25%     0.25%     0.25%     0.13%     0.13%     0.13%
12b-1 Fees (after waivers)*...............................  0.10%     0.75%     0.75%     0.00%     0.75%     0.75%
Shareholder Servicing Fees................................  0.25%     0.25%     0.25%     0.25%     0.25%     0.25%
Other Expenses (after waivers)**..........................  0.88%     0.88%     0.88%     0.58%     0.58%     0.58%
                                                             ----      ----      ----      ----      ----      ----
TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***            1.48%     2.13%     2.13%     0.96%     1.71%     1.71%
                                                             ====      ====      ====      ====      ====      ====

------------------------------

(1) Under certain circumstances, purchases of Class A shares not subject to an initial sales charge will be subject to a CDSC if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSC, see this Prospectus under "Purchase of Fund Shares."
(2) If you purchase Class B shares, you do not pay an initial sales charge but you may incur a CDSC if you redeem some or all of your Class B shares before the end of the sixth year after which you purchased such shares. The CDSC for redemptions occurring in years one through six, respectively, is 5%, 4%, 4%, 3%, 2% and 1% of the lesser of the net asset value of the shares at the time of redemption or at the time of purchase. The CDSC is not imposed on the amount of any increase in your account value over the amount invested. No CDSC is charged after the sixth year. If you purchase Class C shares, you do not pay an initial sales charge but you may incur a CDSC if you redeem some or all of your Class C shares within 12 months of the calendar month of purchase. For a discussion of the Class B and C CDSC, see this Prospectus under "Purchase of Fund Shares."
* Management Fees consisting of investment advisory and administrative fees (before waivers) for the ING
     International Bond Fund and ING Mortgage Income Fund would be 1.00% and 0.50% annually of the average daily net assets for each Fund, respectively. Rule 12b-1 Fees (before waivers) would be 0.50% annually of the average daily net assets for each Fund's Class A shares. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.
**   Under the Fund Services Agreement, each Fund may pay ING
     Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. Each Fund currently waives
     0.15% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Funds' consent. (See "Management of the Fund -- Fund Accountant, Transfer Agent and Account
     Services" in the Prospectus.)
***  Total Fund Operating Expenses (before waivers) would be
     2.78% for Class A shares and 3.03% for Class B and C shares of the ING International Bond Fund and 1.98% for Class A shares and 2.23% for Class B and C shares of the ING
     Mortgage Income Fund.

 6                                                               ING FUNDS TRUST
--------------------------------------------------------------------------------

                                   FEE TABLE

                                                                      ING NATIONAL TAX-EXEMPT BOND
                                                                                  FUND
                                                                   -----------------------------------
                                                                   CLASS A       CLASS B       CLASS C
                                                                   -------       -------       -------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price) (1)...................       4.75%         NONE          NONE
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price).......................       NONE          NONE          NONE
Maximum Contingent Deferred Sales Load
  (as a percentage of the lesser of the net asset value at
  the time of redemption or at the time of purchase) (2)....       NONE          5.00%         1.00%
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
  AVERAGE DAILY NET ASSETS)
Management Fees (after waivers)*............................       0.13%         0.13%         0.13%
12b-1 Fees (after waivers)*.................................       0.00%         0.75%         0.75%
Shareholder Servicing Fees..................................       0.25%         0.25%         0.25%
Other Expenses (after waivers)**............................       0.58%         0.58%         0.58%
                                                                    ----          ----          ----
TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***............       0.96%         1.71%         1.71%
                                                                    ====          ====          ====

------------------------------

(1) Under certain circumstances, purchases of Class A shares not subject to an initial sales charge will be subject to a CDSC if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSC, see this Prospectus under "Purchase of Fund Shares."
(2) If you purchase Class B shares, you do not pay an initial sales charge but you may incur a CDSC if you redeem some or all of your Class B shares before the end of the sixth year after which you purchased such shares. The CDSC for redemptions occurring in years one through six, respectively, is 5%, 4%, 4%, 3%, 2% and 1% of the lesser of the net asset value of the shares at the time of redemption or at the time of purchase. The CDSC is not imposed on the amount of any increase in your account value over the amount invested. No CDSC is charged after the sixth year. If you purchase Class C shares, you do not pay an initial sales charge but you may incur a CDSC if you redeem some or all of your Class C shares within 12 months of the calendar month of purchase. For a discussion of the Class B and C CDSC, see this Prospectus under "Purchase of Fund Shares."
* Management Fees consisting of investment advisory and administrative fees (before waivers) would be 0.50% annually of the average daily net assets for the Fund. Rule 12b-1
     Fees (before waivers) would be 0.50% annually of the average daily net assets for the Fund's Class A shares. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Fund's consent.
**   Under the Fund Services Agreement, each Fund may pay ING
     Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. The Fund currently waives
     0.15% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Fund's consent. (See "Management of the Fund -- Fund Accountant, Transfer Agent and Account
     Services" in the Prospectus.)
***  Total Fund Operating Expenses (before waivers) would be
     1.98% for Class A shares and 2.23% for Class B and C shares.

ING FUNDS TRUST                                                                7
--------------------------------------------------------------------------------

EXPENSE EXAMPLES:

     The following table is provided to assist you in understanding the various costs and expenses that you would bear directly or indirectly as an investor in the Fund(s).

                                               FULL REDEMPTION*   NO REDEMPTION**
                                               ----------------   ----------------
                                               1 YEAR   3 YEARS   1 YEAR   3 YEARS
                                               ------   -------   ------   -------
ING INTERMEDIATE BOND FUND
     Class A Shares..........................   $57      $ 77      $57       $77
     Class B Shares..........................   $68      $ 95      $18       $55
     Class C Shares..........................   $28      $ 55      $18       $55
ING HIGH YIELD BOND FUND
     Class A Shares..........................   $57      $ 78      $57       $78
     Class B Shares..........................   $68      $ 96      $18       $56
     Class C Shares..........................   $28      $ 56      $18       $56
ING INTERNATIONAL BOND FUND
     Class A Shares..........................   $62      $ 92      $62       $92
     Class B Shares..........................   $72      $107      $22       $67
     Class C Shares..........................   $32      $ 67      $22       $67
ING MORTGAGE INCOME FUND
     Class A Shares..........................   $57      $ 77      $57       $77
     Class B Shares..........................   $67      $ 94      $17       $54
     Class C Shares..........................   $27      $ 54      $17       $54
ING NATIONAL TAX-EXEMPT BOND FUND
     Class A Shares..........................   $57      $ 77      $57       $77
     Class B Shares..........................   $67      $ 94      $17       $54
     Class C Shares..........................   $27      $ 54      $17       $54

------------------------------

* Full Redemption. You would have paid the above expenses on a $1,000 investment, assuming a hypothetical 5% annual return and full redemption of your shares at the end of each period shown.
** No Redemption. You would have paid the above expenses on a $1,000 investment, assuming a hypothetical 5% annual return and no redemption of your shares at the end of each period shown.

     THE EXAMPLES PROVIDED SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUNDS' PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN ADDITION, WHILE THE EXAMPLES ASSUME A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN THAT IS GREATER OR LESS THAN 5%.

 8                                                               ING FUNDS TRUST
--------------------------------------------------------------------------------

               THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS

     Each Fund follows its own investment policies and practices, including certain investment restrictions. The "Investment Restrictions" section of the SAI contains specific investment restrictions (the "Investment Restrictions") which govern each Fund's investments. Each Fund's investment objective and certain Investment Restrictions are fundamental policies which may not be changed without a vote of a majority of the outstanding shares, as defined under the 1940 Act, of the affected Fund. Except for the objectives and those restrictions specifically identified as fundamental, all other investment policies and practices described in this Prospectus and in the SAI are not fundamental, and may therefore be changed by the Board of Trustees without shareholder approval. There can be no assurance that any Fund will achieve its investment objective.

     The ING Intermediate Bond Fund. The ING Intermediate Bond Fund seeks to provide investors with a high level of current income consistent with the preservation of capital and liquidity. Under normal market conditions, the Fund will invest at least 65% of its total assets in debt securities rated at the time of purchase, BBB or better by a NRSRO or, if not rated, determined to be of comparable quality by the Fund's Sub-Adviser at the time of purchase, and will seek to maintain a minimum average portfolio quality rating of "BBB." Fixed income securities downgraded to below BBB subsequent to purchase may be retained in the portfolio when deemed by the Fund's Sub-Adviser to be in the best interest of Fund shareholders. A description of security ratings is contained in an Appendix to the SAI. The dollar-weighted average maturity of the ING Intermediate Bond Fund will generally range between three and ten years. Any remaining assets may be invested in convertible securities, preferred stocks and debt of foreign issuers, U.S. Government securities and money market instruments that the Fund's Sub-Adviser believes are appropriate in light of the Fund's objective. Money-market instruments must be rated in one of the top two rating categories by a NRSRO or, if not rated, determined to be of comparable quality by the Fund's Sub-Adviser.

     ING High Yield Bond Fund. The ING High Yield Bond Fund seeks to provide investors with a high level of current income and total return. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in high yield (high risk) bonds. Any remaining assets may be invested in investment grade bonds, debt of foreign issuers, common and preferred stocks, U.S. Government securities and money market instruments that the Fund's Sub-Adviser believes are appropriate in light of the Fund's objective. High yield bonds, which are high risk bonds, are debt securities that are not rated by a NRSRO or are rated below investment grade by a NRSRO such as Ba or lower by Moody's Investors Services, Inc. ("Moody's") or BB or lower by Standard & Poor's Rating Group ("S&P"). A description of security ratings is contained in an Appendix to the SAI. The Fund defines high yield bonds to include: bank loans, payment in kind ("PIK") securities, fixed, variable, floating rate and deferred interest debt obligations, zero coupon bonds; asset and mortgage-backed debt obligations; structured debt obligations; and convertible bonds. In evaluating the quality of a particular high yield bond for investment in the Fund, the Sub-Adviser does not rely exclusively on ratings assigned by the NRSROs. The Sub-Adviser will utilize a security's credit rating as simply one indication of an issuer's creditworthiness and will principally rely upon its own analysis of any security. However, the Sub-Adviser does not have restrictions on the rating level of the securities in the Fund's portfolio and may purchase and hold securities in default.

     The Fund will not purchase any common stocks if, after such purchase, more than 20% of the value of its total assets would be invested in common stocks. The Fund will invest in common stocks purchased in order to attempt to achieve either a combination of its primary and secondary goals, in which case the common stocks will be dividend-paying, or to achieve its secondary goal, in which case the common stocks may not pay dividends.

     There are no restrictions on the average maturity of the Fund or on the maturity of any single instrument. Maturities may vary widely depending on the Sub-Adviser's assessment of interest rate trends and other economic and market factors.

     ING International Bond Fund. The ING International Bond Fund is a non-diversified fund that seeks to provide investors with high total return. Under normal market conditions, the Fund will invest at least 65% of its total assets in fixed income securities of international issuers located in at least three different countries outside of the United States and rated, at the time of purchase, BBB or better by a NRSRO or, if not rated, determined to be of comparable quality by the Fund's Sub-Adviser at the time of purchase. The Fund strives to take maximum advantage of financial and economic developments and currency fluctuations.

     Fixed income securities, for purposes of this Fund, consist of: (i) securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities (sovereign debt); (ii) corporate bonds and debentures rated in the highest four rating categories by a NRSRO;
(iii) obligations of supranational entities; (iv) repurchase agreements involving such securities; (v) loan participations; (vi) short-term commercial paper of U.S. or foreign issuers rated in the highest two rating categories by a NRSRO; and (vii) swaps.

     Any remaining Fund assets may be invested in: (i) securities denominated in U.S. dollars or foreign currencies which are rated below investment grade; (ii) obligations issued

ING FUNDS TRUST                                                                9
--------------------------------------------------------------------------------

or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities; (iii) obligations (certificates of deposit, time deposits, and bankers' acceptances) of commercial banks, savings and loan institutions, and U.S. and foreign branches of foreign banks that have total assets of $500 million or more as shown on their last published financial statements at the time of investment; (iv) mortgage-backed securities rated in the highest three rating categories by a NRSRO; (v) asset-backed securities rated in the highest three rating categories by a NRSRO; (vi) receipts; and
(vii) Guaranteed Insurance Contracts ("GICs"). The Fund may invest or hold a portion of its assets in U.S. dollars and foreign currencies, including multinational currency units. Normally, a portion of the Fund's total assets is held in U.S. dollars.

     There are no restrictions on the average maturity of the Fund or on the maturity of any single instrument. Maturities may vary widely depending on the Sub-Adviser's assessment of interest rate trends and other economic and market factors.

     The Fund is non-diversified for purposes of the 1940 Act, which means that it is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

     ING Mortgage Income Fund. The ING Mortgage Income Fund seeks to provide investors with long-term income consistent with preservation of capital. Under normal market conditions, the Fund will invest at least 65% of its total assets in mortgage-backed securities. Any remaining assets may be invested in fixed income securities including, but not limited to, U.S. Government securities, corporate bonds, notes and debentures, asset-backed securities and money market instruments that the Fund's Sub-Adviser believes are appropriate in light of the Fund's objective. The Fund's investments will be rated, at the time of purchase, at least A by Moody's or S&P or similarly rated by another NRSRO or if non-rated, they are, in the view of the Sub-Adviser, at the time of purchase, of comparable quality. A description of security ratings is contained in an Appendix to the SAI.

     There are no restrictions on the average maturity of the Fund or on the maturity of any single instrument. Accordingly, the Fund may vary the proportion of its holdings of long- and short-term debt securities in order to reflect its assessment of prospective changes in interest rates even if such action may adversely affect current income. For example, if in the opinion of the Sub-Adviser, interest rates generally are expected to decline, the Fund may sell its shorter term securities and purchase longer term securities in order to benefit from greater expected relative price appreciation; the securities sold may have a higher current yield than those being purchased. The success of this strategy will depend on the Sub-Adviser's ability to forecast changes in interest rates. Moreover, the Fund intends to manage its portfolio actively by taking advantage of trading opportunities such as sales of fund securities and purchases of higher yielding securities of similar quality due to distortions in normal yield differentials.

     Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. There are currently three basic types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement. See "Private Mortgage Pass-Through Securities" below. The Fund may invest in adjustable rate and fixed rate mortgage securities.

     Where securities are issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such guarantee does not extend to the yield or value of the securities or the Fund's shares. These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, net of certain fees. The value of these securities is likely to vary inversely with fluctuations in interest rates.

     ING National Tax-Exempt Bond Fund. The ING National Tax-Exempt Bond Fund seeks to provide investors with a high level of current income that is exempt from federal income taxes, consistent with preservation of capital. Under normal market conditions, at least 80% of its total assets will be invested in Municipal Securities. The issuers of these securities can be located in all fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. Under normal conditions, the Fund will invest at least 80% of its total assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. Although the Sub-Adviser has no present intention of doing so, up to 20% of total assets in the Fund can be invested in taxable debt securities for defensive purposes or when sufficient tax exempt securities considered appropriate by the Sub-Adviser are not available for purchase.

     The Fund may purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating, or, if not rated, are of comparable quality as determined by the Sub-Adviser: (i) municipal bonds rated BBB by S&P or Baa by Moody's; (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and
(iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's.

 10                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

     Not more than 25% of the Fund's total assets will be invested in (i) Municipal Securities whose issuers are located in the same state and (ii) Municipal Securities the interest on which is derived from revenues of similar type projects. This restriction does not apply to Municipal Securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities, or municipal utilities systems.

     There could be economic, business, or political developments which might affect all Municipal Securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in Municipal Securities payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested.

     There are no restrictions on the average maturity of the Fund or on the maturity of any single instrument. Maturities may vary widely depending on the Sub-Adviser's assessment of interest rate trends and other economic and market factors.

     The Fund may invest in variable and floating rate obligations, may purchase securities on a "when-issued" basis, and reserves the right to engage in transactions involving standby commitments. The Fund may also purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the long-term bond or commercial paper ratings stated above. Although permitted to do so, the Fund has no present intention to invest in repurchase agreements or to purchase securities subject to the federal alternative minimum tax. The Fund will not invest more than 15% of its net assets in illiquid securities.

     The taxable securities in which the Fund may invest consist of U.S. Treasury obligations; obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities whether or not backed by the full faith and credit of the U.S. Government; instruments of U.S. commercial banks or savings and loan institutions (not including foreign branches of U.S. banks or U.S. branches of foreign banks) which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation and which have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; and repurchase agreements involving any of such obligations.

     All Funds. The SEC currently requires a Fund to invest at least 65% of its total assets in investments that are consistent with its name. To the extent the SEC changes the percentage of a Fund's total assets that must be invested in investments that are consistent with its name, each Fund reserves the right to change, without shareholder approval, the percentage required to be invested by the Fund from 65% of total assets to the percentage required by the SEC or to change the name of the Fund.

     In order to meet liquidity needs or for temporary defensive purposes, each Fund may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which in the Sub-Adviser's opinion are more conservative than the types of securities that the Fund typically invests in. To the extent the Funds are engaged in temporary or defensive investments, a Fund will not be pursuing its investment objective.

     As a matter of fundamental policy, notwithstanding any limitation otherwise, each Fund has the ability to seek to achieve its investment objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund.

     It is the intention of the Funds, unless otherwise indicated, that with respect to their respective policies that are the result of the application of law, the Funds will use to their maximum advantage the flexibility that may exist as a result of rules or interpretations of the SEC of such laws currently in existence or amended or promulgated in the future.

     The types of securities and investment practices used by the Funds are described in greater detail at "Description of Securities and Investment Practices."

                            MANAGEMENT OF THE FUNDS

     The business and affairs of each Fund are managed under the direction of the Board of Trustees. Additional information about the Trustees, as well as the Funds' executive officers, may be found in the SAI under the heading
"Management -- Trustees and Officers."

 THE MANAGER

     ING Mutual Funds Management Co. LLC, 18 Campus Boulevard, Suite 200, Newtown Square, PA 19073, serves as the manager of the Funds pursuant to a Management Agreement with the Trust. The Manager was formed on September 8, 1998, as a Delaware limited liability company and is a wholly-owned indirect subsidiary of ING Group. The Manager is registered with the SEC as an investment adviser and has no prior experience as an investment adviser to an investment company.

     Under the Management Agreement, the Manager has overall responsibility, subject to the supervision of the Board of Trustees, for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Fund by the Sub-Adviser. The Manager is also responsible for monitoring and evaluating the Sub-Advisers on a periodic basis, and will

ING FUNDS TRUST                                                               11
--------------------------------------------------------------------------------

consider their performance records with respect to the investment objectives and policies of each Fund. The Manager also provides certain administrative services necessary for the Funds' operations including: (i) coordination of the services performed by the Funds' custodian, independent auditors and legal counsel; (ii) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC; (iii) preparation of proxy statements and shareholder reports for the Funds; (iv) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' Officers and Board of Trustees; and (v) furnishing office space and certain facilities required for conducting the business of the Funds.

     Pursuant to the Management Agreement, the Manager is authorized to exercise full investment discretion and make all determinations with respect to the investment of a Fund's assets and the purchase and sale of portfolio securities for one or more Funds in the event that at any time no Sub-Adviser is engaged to manage the assets of a Fund. The Management Agreement may be terminated without penalty by the vote of the Board of Trustees or the shareholders of the Fund, or by the Manager, upon 60 days' written notice by any party to the Agreement and will terminate automatically if assigned as that term is described in the 1940 Act.

     The Trust pays the Manager for its services under the Management Agreement a fee, payable monthly, based on the average daily net assets of each Fund at the following annual rates:

                FUND                   MANAGEMENT FEE
                ----                   --------------
ING Intermediate Bond Fund...........       0.50%
ING High Yield Bond Fund.............       0.65%
ING International Bond Fund..........       1.00%
ING Mortgage Income Fund.............       0.50%
ING National Tax-Exempt Bond Fund....       0.50%

 THE SUB-ADVISERS

     The Manager has entered into Sub-Advisory Agreements with the Sub-Advisers. Under the Agreements, the Sub-Advisers have full investment discretion and make all determinations with respect to the investment of a Fund's assets and the purchase and sale of portfolio securities and other investments. Each Sub-Advisory Agreement may be terminated without penalty by the Manager, the Board of Trustees or the shareholders of the respective Fund, or by the Sub-Adviser, on 60 days' written notice by any party to the Sub-Advisory Agreement and will terminate automatically if assigned as that term is described in the 1940 Act. Each of the Sub-Advisers is a wholly owned indirect subsidiary of ING Group and is an affiliate of the Manager. The Manager may make changes to the sub-advisory arrangements provided that it will not make any changes that would constitute an assignment (as defined under the 1940 Act) of an advisory agreement unless such actions are permissible under the 1940 Act, the rules thereunder or pursuant to relief granted by the SEC.

     Baring International Investment Limited. The Manager has retained BIIL located at 155 Bishopsgate, London, along with its affiliates, BAM and BIFL, to act as co-sub-advisers to the ING International Bond Fund. BAM is located at 125 High Street, Boston, MA 02110 and BIFL is located at 19/F Edinburgh Tower, The Landmark, 15 Queens Road, Central, Hong Kong. BIIL, BAM and BIFL may be referred to herein as "Co-Sub-Advisers". BIIL, BAM and BIFL are registered with the SEC and provide investment management services to clients located around the world. BIIL, BAM and BIFL are wholly owned subsidiaries of Baring Asset Management Holdings Limited ("BAMHL"). BAMHL, a company registered in England and Wales, is the parent of the world-wide group of investment management companies that operate under the collective name Baring Asset Management (the "BAM Group").

     BAM Group provides global investment management services and maintains major investment offices in Boston, London, Hong Kong and Tokyo, and together with its predecessor corporation was founded in 1762. BAM Group provides advisory services to regulated investment companies, institutional investors, offshore investment companies, insurance companies and private clients. As of September 30, 1998, Baring Asset Management managed approximately $40.1 billion of assets.

     The ING International Bond Fund is managed by Mr. Paul Thursby, a member of a team of eight investment professionals. The team has an average of 17 years of investment experience. Mr. Thursby has been an investment professional with BAMHL and BIIL since 1981 and has 18 years of investment experience.

     Pursuant to the Sub-Advisory Agreements, the Manager (not the Trust) pays to the Co-Sub-Advisers a monthly fee based on the average daily net assets of the Fund at an annual rate of 0.50%.

     The figures following show past performance of the Co-Sub-Advisers in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING International Bond Fund. The performance is not necessarily representative of the past performance of the above-referenced team or any individual of the team. Information presented is based on performance data provided by the Co-Sub-Advisers. The past performance does not represent the ING International Bond Fund's performance, as it is newly organized and has no performance record of its own. The table shows the total returns for a composite of the actual performance of international fixed income accounts managed by the Co-Sub-Advisers for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING

 12                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

International Bond Fund's Class A, Class B and Class C shares during its initial fiscal period as set forth in the Fee Table in this Prospectus. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the Salomon Brothers World Government Bond Non-U.S. Dollar Index ("SWGB ex-U.S. $ Index"), an unmanaged market index. The performance shown below is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

     The composite is made up of unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING International Bond Fund may vary in some respects. The information should not be considered a prediction of the future performance of the ING International Bond Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR
PERIODS ENDING SEPTEMBER 30, 1998

INTERNATIONAL BOND COMPOSITE

                                           SWGB
                                         EX-U.S.$
          CLASS A*   CLASS B   CLASS C    INDEX
          --------   -------   -------   --------
1 Year..   10.71%     10.53%    14.53%     10.35%
3
 Years..    9.97%      9.98%    11.07%      4.41%
5
 Years..    9.45%      9.55%     9.83%      7.20%
10
 Years..   11.08%     11.06%    10.92%      9.13%
*As described herein, investments in Class A
shares equal to or in excess of $1,000,000 will
not be subject to an initial sales charge. The
annualized rate of return, without adjustment for
an initial sales charge, would be 15.23%, 11.77%,
10.52% and 11.62% for the 1, 3, 5 and 10 year
periods, respectively.

     ING Investment Management LLC. The Manager has retained IIM, located at 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, GA 30327 to act as sub-adviser to the ING Intermediate Bond Fund, ING High Yield Bond Fund and the ING Mortgage Income Fund. IIM is a Delaware limited liability company which is engaged in the business of providing investment advice to portfolios which, as of September 30, 1998, were valued at $26.7 billion. IIM is registered with the SEC as an investment adviser. IIM is also a sub-adviser to other registered investment companies.

     Each Fund is managed by a team of IIM investment professionals. Mr. James Kauffmann, with more than 11 years of investment experience, leads a team of three investment professionals managing the ING Intermediate Bond Fund. Mr. Kauffmann received his undergraduate degree from Purdue University and his MBA from Harvard University. Mr. Robert Bowman, who has more than 20 years of investment experience, leads a team of five investment professionals in managing the ING High Yield Bond Fund. Mr. Bowman is a Senior Vice President and Managing Director at IIM. Mr. Jeffrey Seel, with more than 20 years of investment management experience, leads a team of investment professionals in managing the ING Mortgage Income Fund. Mr. Seel received both his undergraduate degree and his MBA from Syracuse University.

     Pursuant to the Sub-Advisory Agreement, the Manager (not the Trust) pays to IIM a monthly fee based on the average daily net assets of each Fund at the following annual rates:

            FUND              INVESTMENT SUB-ADVISORY FEE
            ----              ---------------------------
ING Intermediate Bond
  Fund......................             0.250%
ING High Yield Bond Fund....             0.325%
ING Mortgage Income Fund....             0.250%

     Furman Selz Capital Management LLC. The Manager has retained FSCM, located at 230 Park Avenue, New York, NY 10169, to act as sub-adviser to the ING National Tax-Exempt Bond Fund. FSCM is a Delaware limited liability company which is engaged in the business of providing investment advice to institutional and individual clients which, as of September 30, 1998, were valued at approximately $4.15 billion. FSCM is registered with the SEC as an investment adviser.

     Messrs. Robert Schonbrunn and Alan Segars are responsible for the day-to-day operations of the ING National Tax-Exempt Bond Fund. Mr. Schonbrunn has been an investment professional with FSCM since 1985 and has 31 years of experience. Mr. Segars has been an investment professional with FSCM since 1985 and has 29 years of experience.

     Pursuant to the Sub-Advisory Agreement, the Manager (not the Trust) pays to FSCM a monthly fee based on the average daily net assets of the Fund at the annual rate of 0.25%.

     The figures following show past performance of FSCM in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING National Tax-Exempt Bond Fund. Information presented is based on performance data provided by FSCM. The past performance does not represent the ING National Tax-Exempt Bond Fund's performance, as it is newly organized and has no performance record of its own. The table shows the total returns for a composite of the actual performance of federal tax exempt accounts managed by FSCM for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING National Tax-Exempt Bond Fund's Class A, B, and C shares during its initial fiscal period as set forth in the Fee Table in this Prospectus. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the Lehman 7 year G.O. Municipals Index, an unmanaged market index. The performance shown below is calculated in accordance

ING FUNDS TRUST                                                               13
--------------------------------------------------------------------------------

with established Securities and Exchange Commission rules and guidelines.

     The composite is made up of unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING National Tax-Exempt Bond Fund may vary in some respects. The information should not be considered a prediction of the future performance of the ING National Tax-Exempt Bond Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR
PERIODS ENDING SEPTEMBER 30, 1998

COMPOSITE OF SEPARATELY
MANAGED TAX-FREE ACCOUNTS

                                                    LEHMAN
                                                  7-YEAR G.O.
                                                  MUNICIPALS
                   CLASS A*   CLASS B   CLASS C      INDEX
                   --------   -------   -------   -----------
1 Year               1.72%     1.01%     5.01%       8.01%
3 Years              4.09%     3.80%     5.02%       6.83%
5 Years              3.73%     3.63%     3.98%       5.98%
Since Inception**    5.51%     5.49%     5.49%       7.00%
*As described herein, investments in Class A shares equal to or in excess of $1,000,000 will not be subject to an initial sales charge. The annualized rate of return, without
adjustment for an initial sales charge, would be 5.79%,
5.79%, 4.75% and 6.27% for the 1, 3, 5 year and since
inception periods, respectively.
**Inception date is December 31, 1991.

 THE DISTRIBUTOR

     ING Funds Distributor, Inc. acts as distributor and is located at 18 Campus Boulevard, Suite 200, Newtown Square, PA 19073. As distributor, the Distributor sells shares of each Fund on behalf of the Trust.

 FUND ACCOUNTANT, TRANSFER AGENT AND ACCOUNT
 SERVICING

     ING Fund Services has entered into a Fund Services Agreement with the Funds pursuant to which ING Fund Services will perform or engage third parties to perform transfer agency, fund accounting, account services and other services. Under the Fund Services Agreement, each Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. ING Fund Services may engage third parties to perform some or all of these services. Account servicing may include, but not limited to, (i) maintaining shareholder accounts; (ii) preparing shareholders statements, confirmations and shareholder lists; (iii) mailing shareholder statements, confirmations, Prospectuses, statements of additional information, annual and semi-annual reports and proxy statements; (iv) tabulating proxies; (v) disbursement of dividends and other distributions; (vi) withholding taxes on U.S. resident and non-resident accounts where applicable; (vii) preparation and filing of U.S. Treasury Department Forms 1099 and other appropriate forms by applicable statutes, rules and regulations; and (viii) providing such other similar services directly to shareholder accounts. ING Fund Services has retained DST to act as the Funds' transfer agent and First Data to act as the Funds' fund accounting agent. DST is located at 333 W. 11th Street, Kansas City, MO 64105, and First Data is located at 4400 Computer Drive, Westborough, MA 01581-5120.

 DISTRIBUTION EXPENSES

     Pursuant to a Plan of Distribution adopted by each Fund under Rule 12b-1 under the 1940 Act, each Fund pays the Distributor an annual fee of up to 0.50% of average daily net assets attributable to that Fund's Class A shares and of up to 0.75% of average daily net assets attributable to that Fund's Class B and C shares.

     The higher distribution fee attributable to Class B and C shares is designed to permit an investor to purchase such shares through registered representatives of the Distributor and other broker-dealers without the assessment of an initial sales charge and at the same time to permit the Distributor to compensate its registered representatives and other broker-dealers in connection with the sale of such shares. The distribution fee for all classes may be used by the Distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the applicable Fund. For example, such distribution fee may be used by the Distributor: (i) to compensate broker-dealers, including the Distributor and its registered representatives, for their sale of Fund shares, including the implementation of various incentive programs with respect to broker-dealers, banks, and other financial institutions, (ii) to pay an affiliated party of the Distributor for interest and other borrowing costs incurred by the Distributor; and (iii) to pay other advertising and promotional expenses in connection with the distribution of Fund shares. These advertising and promotional expenses include, by way of example but not by way of limitation, costs of prospectuses for other than current shareholders; preparation and distribution of sales literature; advertising of any type; expenses of branch offices provided jointly by the Distributor and affiliated companies; and compensation paid to and expenses incurred by officers, employees or representatives of the Distributor or of other broker-dealers, banks, or other financial institutions, including travel, entertainment, and telephone expenses. If the Distribution Plan is terminated by the Funds, the Board of Trustees may allow the Funds to pay the 12b-1 fees to the Distributor for distributing shares before the Plan was terminated.

 14                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

 SHAREHOLDER SERVICING PLAN

     The Funds have adopted a Shareholder Servicing Plan pursuant to which it may pay a service fee up to an annual rate of up to 0.25% of a Fund's average daily net assets to various banks, trust companies, broker-dealers or other financial organizations including the Manager and its affiliates (collectively, "Service Organizations"). Under the Shareholder Servicing Plan, fees may be used to compensate Service Organizations who provide administrative and support services to their customers who may from time to time beneficially own shares of beneficial interest in the Fund, which may include, but is not limited to, (i) answering routine customer inquiries regarding the Funds; (ii) assisting customers in changing dividend options, account designations and addresses, and in enrolling into any of several investment plans offered by the Funds; (iii) assisting in processing purchase and redemption transactions, including arranging wire transfers, transmitting and receiving funds, and verifying customer signatures; and (iv) providing such other similar services directly to their customers to the extent permitted under applicable statutes, rules and regulations.

 OTHER EXPENSES

     Each Fund bears all costs of its operations other than expenses specifically assumed by the Manager. The costs borne by the Funds include, but are not limited to, legal and auditing expenses; Trustees' fees and expenses; insurance premiums; custodian; transfer agent, fund accounting and account servicing fees and expenses (as paid through ING Fund Services to third party agents); expenses incurred in acquiring or disposing of the Funds' portfolio securities; expenses of registering and qualifying the Funds' shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Funds' portfolio securities and pricing of the Funds' shares; expenses of maintaining the Funds' legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Expenses of the Funds directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among all of the Funds in relation to the net assets of each Fund.

 PORTFOLIO TRANSACTIONS

     Pursuant to the Sub-Advisory Agreements, the Sub-Adviser places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of equity and debt securities for the account of the Funds, the Sub-Adviser will seek the best execution of the Funds' orders. Purchases and sales of portfolio debt securities for the Funds are generally placed by the Sub-Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Funds. Trading of portfolio debt securities does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Sub-Adviser may cause a Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to the Sub-Adviser an amount of disclosed commissions for executing a securities transaction for the Funds in excess of the commissions another broker-dealer would have charged if the Sub-Adviser believes the commission paid is reasonable in relation to the value of the brokerage and research services received by the Sub-Adviser. Broker-dealers are selected on the basis of a variety of factors such as reputation, capital strength, size and difficulty of order, sale of Fund shares and research provided to the Sub-Adviser. The Sub-Adviser may allocate purchase and sales orders for portfolio securities to broker-dealers that are affiliated with the Manager, the Sub-Adviser or Distributor in agency transactions, if the Sub-Adviser believes the quality of the transaction and commissions are comparable to what they would be with other qualified brokerage firms.

                              FUND SHARE VALUATION

     The net asset value per share of the Funds is calculated at 4:00 p.m. (Eastern time), Monday through Friday, on each day the New York Stock Exchange is open for business (a "Business Day"), which excludes the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each class is computed by dividing the value of the net assets of each class (i.e., the value of the assets less the liabilities) by the total number of outstanding shares of each class. All expenses, including fees paid to the Manager, ING Fund Services and the Distributor, are accrued daily and taken into account for the purpose of determining the net asset value. Expenses directly attributable to a Fund are charged to the Fund; other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund, or on another reasonable basis. Within each class, the expenses are allocated proportionately based on the net assets of each class, except class specific expenses which are allocated directly to the respective class.

     Securities listed on an exchange or over-the-counter are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the average of the last bid and asked prices is used. Quotations are taken from the

ING FUNDS TRUST                                                               15
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exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of pricing services and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.

     With respect to options contracts entered into by a Fund, the premium received is recorded as an asset and equivalent liability, and thereafter the liability is adjusted to the market value of the option determined in accordance with the preceding paragraph. The premium paid for an option purchased by the Fund is recorded as an asset and subsequently adjusted to market value.

                            PURCHASE OF FUND SHARES

 HOW TO PURCHASE SHARES

     Orders for the purchase of shares will be executed at the net asset value per share plus any applicable initial sales charges (the "public offering price") next determined after an order has been received. The minimum initial investment in a Fund is $2,000 ($1,000 for an IRA investment or any qualified plan). Any subsequent investments must be at least $50, including an IRA or qualified plan investment. All initial investments should be accompanied by a completed Account Application. An Account Application accompanies this Prospectus. A separate application is required for an IRA or qualified plan investor. All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. When you purchase shares of a Fund, please specify the class of shares that you wish to purchase. If you do not choose a class of shares, then your investment will be made in Class A shares. The Funds reserve the right to reject any purchase order. All investments may be made using any of the following methods:

     By Mail. A completed Account Application together with a check payable to ING Funds Trust should be forwarded to ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. Third party and foreign checks will not be accepted. Please include the Fund name and your account number on all checks. The remittance slip from a confirmation statement should be used for this purpose.

     Through an Authorized Broker or Investment Adviser. Shares are available to new and existing shareholders through authorized brokers and investment advisers. Authorized brokers and investment advisers may impose additional requirements and charges for the services rendered. Please contact your broker or investment adviser for instructions on purchasing shares through their organization.

     By Wire. Investments may be made directly through the use of wire transfers of Federal funds. Contact your bank and request it to wire Federal funds to the applicable Fund. In most cases, your bank will either be a member of the Federal Reserve Banking System or have a relationship with a bank that is. Your bank will normally charge you a fee for handling the transaction. To purchase shares by a Federal funds wire, please first contact the Funds at 1-877-INFO-ING to obtain a fund account number and reference number for the wire.

     The following wire instructions should be used:

     Investors Fiduciary Trust Company
     ABA 101003621
     A/C# 756-095-8
     Credit to [insert the ING Fund Name]
     For Account of [insert your ING Fund Account Number]

     By Automated Clearing House. You can purchase additional Fund shares by transferring funds from the bank account designated by you. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. To establish this feature, you must file an authorization form with the Transfer Agent. You may obtain the necessary authorization form by calling the Funds at 1-877-INFO-ING. Once the form is completed, returned, and updated to your account, you can initiate a purchase by calling the Funds at 1-877-INFO-ING with the amount of your purchase and an authorization to debit your designated account will be issued. The debit to your bank account will occur ordinarily within two banking days of your request.

 DESCRIPTION OF CLASS A SHARES --
 INITIAL SALES CHARGE ALTERNATIVE

     General Information. The public offering price of Class A shares is the net asset value per share of the applicable Fund's shares plus any initial sales charge. The sales charges

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and broker-dealer concessions, which vary with the size of the purchase, are shown in the following table:

                                                                                   SALES CHARGE AS
                                                               SALES CHARGE AS    PERCENTAGE OF THE
                                                              PERCENTAGE OF THE      NET AMOUNT       BROKER-DEALER
                       AMOUNT OF SALE                          OFFERING PRICE         INVESTED         CONCESSION
                       --------------                         -----------------   -----------------   -------------
Less than $50,000...........................................        4.75%               4.99%             4.00%
$50,000 to $99,999..........................................        4.25%               4.44%             3.50%
$100,000 to $249,999........................................        3.50%               3.63%             2.75%
$250,000 to $499,999........................................        2.50%               2.56%             2.00%
$500,000 to $999,999........................................        2.00%               2.04%             1.60%
$1,000,000 or more*.........................................          -0-                 -0-             0.50%**

---------------

* The Fund imposes a CDSC in connection with certain purchases of Class A shares of $1,000,000 or more, as described below.

** The Distributor normally pays the broker-dealer concession of 0.50% of the purchase price of Class A shares to the dealer from its own resources at the time of the sale, provided the investor would not otherwise qualify for a waiver, described below, from the initial sales charge (i.e., employees of the Manager, etc.).

     Rights of Accumulation. The initial sales charge for your investment in Fund shares may be reduced by aggregating the amount of such investment with the current value of all Fund shares currently owned by you at the time of your current purchase. In order for the sales charge reductions to be effective under the Rights of Accumulation, the Transfer Agent must be notified of the reduction request when the purchase order is placed. The Transfer Agent may require evidence of your qualification for such reductions. Additional information concerning the Rights of Accumulation can be obtained from the Funds by calling 1-877-INFO-ING.

     Letter of Intent ("LOI"). You may reduce the initial sales charge rate that applies to your purchases of Class A shares by meeting the terms of an LOI -- a non-binding commitment to invest a certain amount within a thirteen-month period from your initial purchase. The total amount of your intended purchases of Class A, B, C and X shares will determine the reduced sales charge rate for Class A shares purchased during that period. This can include purchases made up to 90 days before the date of the LOI. Of the LOI amount, 5% will be held in escrow to cover additional sales charges which may be due if your total investments over the LOI period are not sufficient to qualify for a sales charge reduction. In order for the sales charge reductions to be effective under the LOI, the Transfer Agent must be notified of the reduction request when the purchase order is placed. The Transfer Agent may require evidence of your qualification for such reductions. Additional information concerning the LOI can be obtained from the Funds by calling 1-877-INFO-ING.

     Waiver of All Class A Shares Initial Sales Charges. No initial sales charge is imposed on sales of Class A shares for the following investors: (i) the Manager, ING Group, any affiliate or direct or indirect subsidiary of ING Group; (ii) present officers, directors, trustees and employees (and their parents, spouses and dependent children) of the Fund, the Manager and its affiliates (including, ING Group, any affiliate or direct or indirect subsidiary of ING Group), and any retirement plans established by such entities for their employees; (iii) accounts with respect to which any person described in (ii) above acts as a custodian on behalf of a minor (including Uniform Gift to Minors Act and Uniform Transfer to Minors Act accounts); (iv) dealers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees; (v) employees and registered representatives (and their parents, spouses and dependent children) of dealers or financial institutions that have entered into sales arrangements with such dealers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's parents, spouse, parents of spouse, or minor children); (vi) dealers, brokers, registered investment advisers or third-party administrators or consultants that have entered into an agreement with the Distributor providing specifically for the use of Fund shares in investment products or services made available to their clients (those clients may be charged a transaction fee by their dealer, broker or adviser for the purchase or sale of Fund shares); and
(vii) employees (and their parents, spouses and dependent children) of firms providing the Funds, the Trust or their affiliates with regular legal, actuarial, underwriting, claims, administrative, computer support, marketing, office or other services.

     Additionally, no sales charge is imposed on the following transactions: (i) shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a Fund is a party; (ii) shares purchased by the reinvestment of distributions received from a Fund; (iii) shares purchased and paid for with the proceeds of shares redeemed in the prior 180 days from a mutual fund on which an initial sales charge or CDSC was paid (other than a mutual fund managed by the Manager or any of its affiliates); (iv) purchases by a defined contribution plan under section 401(a) of the Code (including 401(k) plans) with at least 25 eligible employees; (v) purchases by a 403(b)(7) or 457 plan subject to the Employee Retirement Income Security Act of 1974, as amended;
(vi) shares purchased by the reinvestment of loan repayments by a participant in a retirement plan; (vii) purchases by former participants in a qualified retirement

ING FUNDS TRUST                                                               17
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plan, where a portion of the plan was invested in the Fund; (viii) purchases by non-qualified deferred compensation plans; and (ix) purchases under arrangements between the Distributor and organizations which make recommendations to or permit group solicitations of its employees, members or participants.

     In order for the above sales charge waivers to be effective, the Transfer Agent must be notified of the waiver request when the purchase order is placed. The Transfer Agent may require evidence of your qualification for such waivers. Additional information about the above sales charge waivers can be obtained from the Funds by calling 1-877-INFO-ING.

     Contingent Deferred Sales Charge. The redemption proceeds of Class A shares that were not at the time of purchase assessed an initial sales charge because the investor purchased $1,000,000 or more of such shares (including shares acquired under Rights of Accumulation and LOI), will be assessed a CDSC equal to 0.50% if such shares are redeemed within twelve months after their purchase date (the "CDSC Period"). The Class A CDSC will be assessed on the lesser of the net asset value of the shares at the time of redemption or the amount invested at the time of purchase. The Class A CDSC will not be imposed on the amount of any increase in your account value over the initial amount invested. To determine whether the Class A CDSC applies to a redemption, the Fund redeems shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions; (ii) shares held for over one year; and (iii) shares in the order they were purchased (such that shares held the longest are redeemed first).

     Waiver of Class A CDSC. The Class A CDSC for purchases aggregating $1 million or more will be waived in the following cases if shares are redeemed and the Transfer Agent is notified prior to the redemption: (i) redemption of shares by an investor who would otherwise qualify for an exemption, described above, from the initial sales charge (i.e., employees of the Manager, etc.); (ii) redemption of shares when a Fund exercises its right to liquidate accounts which are less than the minimum account size; (iii) redemption to pay for optional insurance coverage described in the Prospectus under "Redemption
Plans -- Optional Benefit"; (iv) the death or post-purchase disability, as defined in Section 72(m)(7) of the Code (if satisfactory evidence is provided to the Fund); (v) the portion of a mandated minimum distribution from an IRA, Simple IRA or an individual type 403(b)(7) plan equal to the percentage of your plan assets held in Class A shares of the Fund; (vi) reinvested dividends and capital gains and (vii) a Systematic Withdrawal Plan of 10% per year where the minimum distribution is $500 per month.

     In order for the CDSC waivers to be effective, the Transfer Agent must be notified of the waiver request when the redemption order is placed. The Transfer Agent may require evidence of your qualification for such waivers. Additional information about the above CDSC waivers can be obtained from the Funds by calling 1-877-INFO-ING.

     Rule 12b-1 Fees. Pursuant to a Plan of Distribution adopted by each Fund under Rule 12b-1 under the 1940 Act, each Fund pays the Distributor an annual fee of up to 0.50% of average daily net assets attributable to that Fund's Class A shares. This fee may be lower than the amount paid in connection with the Class B, Class C and Class X shares of each Fund.

 DESCRIPTION OF CLASS B SHARES --
 CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

     General Information. The public offering price of Class B shares is the net asset value of the applicable Fund's shares. Such shares are sold without an initial sales charge so that the Fund receives the full amount of the investor's purchase. However, a CDSC will be imposed if shares are redeemed within six years of purchase. The Class B CDSC will not apply to redemptions of shares purchased by the reinvestment of dividends or capital gains distributions and may be waived under certain circumstances described below. The Class B CDSC will be assessed on the lesser of the net asset value of the shares at the time of redemption or at the time of purchase. The Class B CDSC will not be imposed on the amount of any increase in your account value over the initial amount invested. The Class B CDSC is paid to the Distributor to reimburse expenses incurred in providing distribution-related services to the Fund in connection with the sale of Class B shares. Although Class B shares are sold without an initial sales charge, the Distributor normally pays a sales commission of 4.00% of the purchase price of Class B shares to the dealer from its own resources at the time of the sale. The Distributor, ING Funds Services and their agents may assign their right to receive any Class B CDSC, certain distribution, shareholder servicing and account servicing fees to an entity affiliated with the Manager that provides funding for up-front sales commission payments.

     To determine whether the Class B CDSC applies to a redemption, the Fund redeems shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions; (ii) shares held for over six years; and (iii) shares in the order they were purchased (such that shares held the longest are redeemed first). The amount of the Class B CDSC will depend on the number of years since the time you invested and the dollar amount being redeemed, according to the following schedule:

REDEMPTION DURING                       CLASS B CDSC
-----------------                       -------------
lst year after purchase...............       5%
2nd year after purchase...............       4%
3rd year after purchase...............       4%
4th year after purchase...............       3%
5th year after purchase...............       2%
6th year after purchase...............       1%

 18                                                              ING FUNDS TRUST
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     In the table, a "year" is a 12-month period. All purchases are considered to have been made on the business day of the month in which the purchase was made.

     Waiver of Class B CDSC. The Class B CDSC will be waived in the following cases if shares are redeemed and the Transfer Agent is notified: (i) redemption of shares when a Fund exercises its right to liquidate accounts which are less than the minimum account size; (ii) redemption to pay for optional insurance coverage described in the Prospectus under "Redemption Plans -- Optional Benefit"; (iii) the death or post-purchase disability, as defined in Section 72(m)(7) of the Code (if satisfactory evidence is provided to the Fund); (iv) the portion of a mandated minimum distribution from an IRA, Simple IRA or an individual type 403(b)(7) plan equal to the percentage of your plan assets held in Class B shares of the Fund; (v) reinvested dividends and capital gains and
(vi) a Systematic Withdrawal Plan of 10% per year where the minimum distribution is $500 per month with an initial account of $20,000 or greater.

     Conversion to Class A Shares. Eight years after you purchase Class B shares of a Fund, those shares will automatically convert to Class A shares of that Fund. This conversion feature relieves Class B shareholders of the higher asset-based distribution charges that applies to these shares. The conversion is based on the relative net asset value, and no sales load or other charge is imposed. At the time of conversion, a portion of the Class B shares purchased through the reinvestment of dividends or capital gains ("Dividend Shares") will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares. Under Section 1036 of the Code, the automatic conversion of Class B shares will not result in a gain or loss to the Fund or to affected shareholders.

     Rule 12b-1 Fees. Pursuant to a Plan of Distribution adopted by each Fund under Rule 12b-1 under the 1940 Act, each Fund pays the Distributor an annual fee of up to 0.75% of average daily net assets attributable to that Fund's Class B shares. This fee is higher than the amount paid in connection with the Class A shares, but the same as the amount paid in connection with the Class C and Class X shares of each Fund.

 DESCRIPTION OF CLASS C SHARES --
 LEVEL SALES CHARGE ALTERNATIVE

     General Information. The public offering price of Class C shares is the net asset value of such shares. Class C shares are sold without an initial sales charge so that the applicable Fund receives the full amount of the investor's purchase. While Class C shares do not convert to Class A shares, they are subject to a lower CDSC (1.00%) and do not have to be held for as long a time (one year) as Class B shares to avoid paying a CDSC. The Class C CDSC will be assessed on the lesser of the net asset value of the shares at the time of redemption or at the time of purchase. The Class C CDSC will not be imposed on the amount of any increase in your account value over the initial amount invested. To determine whether the Class C CDSC applies to a redemption, the Fund redeems shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions; (ii) shares held for over one year; and (iii) shares in the order they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares.

     Proceeds from the CDSC are paid to the Distributor and are used to defray its expenses related to providing distribution-related services to the applicable Fund in connection with the sale of Class C shares, such as the payment of compensation to selected broker-dealers, and for selling Class C shares. The combination of the CDSC and the Rule 12b-1 fee enables the Fund to sell the Class C shares without deduction of a sales charge at the time of purchase. Although Class C shares are sold without an initial sales charge, the Distributor pays a dealer concession equal to 1.00% of the amount invested to broker-dealers who sell Class C shares at the time the shares are sold.

     Waiver of Class C CDSC. The Class C CDSC will be waived in the following cases if shares are redeemed and the Transfer Agent is notified: (i) redemption of shares when a Fund exercises its right to liquidate accounts which are less than the minimum account size; (ii) redemption to pay for optional insurance coverage described in the Prospectus under "Redemption Plans -- Optional Benefit"; (iii) the death or post-purchase disability, as defined in Section 72(m)(7) of the Code (if satisfactory evidence is provided to the Fund); (iv) the portion of a mandated minimum distribution from an IRA, Simple IRA or an individual type 403(b)(7) plan equal to the percentage of your plan assets held in Class C shares of the Fund; (v) reinvested dividends and capital gains and
(vi) a Systematic Withdrawal Plan of 10% per year where the minimum distribution is $500 per month with an initial account of $20,000 or greater.

     Rule 12b-1 Fees. Pursuant to a Plan of Distribution adopted by each Fund under Rule 12b-1 under the 1940 Act, each Fund pays the Distributor an annual fee of up to 0.75% of average daily net assets attributable to that Fund's Class C shares. This fee is higher than the amount paid in connection with the Class A shares, but the same as the amount paid in connection with the Class B and Class X shares of each Fund.

 IRAS AND QUALIFIED RETIREMENT PLANS

     The Funds may be used as a funding medium for IRAs and Qualified Retirement Plans. Contributions are subject to prevailing limits set by the Internal Revenue Service. An annual maintenance fee is imposed per taxpayer identification number per plan type. Establishment of these accounts

ING FUNDS TRUST                                                               19
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requires a special application. For more information, please call the Funds at
1-877-INFO-ING.

 MINIMUM ACCOUNT BALANCE

     If (i) an account opened in a Fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (ii) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the Fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a Fund determines that a shareholder has provided incorrect information in opening an account with a Fund or in the course of conducting subsequent transactions with the Fund related to such account, the Fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

 REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY)

     Within 90 days of a redemption, a shareholder may invest all or part of the redemption proceeds of Class A shares in Class A shares of any ING Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment may alter any capital gains payable. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in (or exchanged for) shares of another ING Fund at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each ING Fund may amend, suspend or cease offering this privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each ING Fund.

     Shareholders who are assessed a CDSC in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any ING Fund within 90 days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional CDSC upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intention to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or C shares.

                                 PURCHASE PLANS

     The Trust offers various purchase plans that make investing in additional shares of the Funds more convenient than by mail or wire. The following are the plans offered and the features of the plans. Please contact the Funds at 1-877-INFO-ING for the appropriate authorization form. These purchase plans are currently not available for investors that invest through IRAs or any qualified plans.

     ING Auto-Asset Accumulation Plan. This plan permits you to purchase Fund shares (minimum of $50 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. To establish an Auto-Asset Accumulation Plan account, you must file an authorization form with the Transfer Agent. You may obtain the necessary authorization form from the Funds by calling 1-877-INFO-ING. You may cancel your participation in this privilege or change the amount of purchase at any time by mailing written notification to ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416, and the notification will be effective three business days following receipt. The Fund may modify or terminate this privilege at any time or charge a service fee. No such fee currently is contemplated.

     ING Directed Federal Deposit Plan. ING Directed Federal Deposit Plan enables you to purchase Fund shares (minimum of $50 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the Federal government automatically deposited into your Fund account. You may deposit as much of such payments as you elect. To enroll in this plan you must file with the Transfer Agent a completed Directed Deposit Sign-Up Form for each type of payment that you desire to include in this plan. The appropriate form may be obtained from the Funds by calling 1-877-INFO-ING. Death or legal incapacity will terminate your participation in this plan. You may elect at any time to terminate your participation by notifying in writing the appropriate Federal agency. The Fund may terminate your participation upon 30 days' notice to you.

     ING Scheduled Payroll Investment Program. ING Scheduled Payroll Investment Program permits you to purchase Fund shares automatically on a regular basis. Depending upon your employer's direct deposit program, you

 20                                                              ING FUNDS TRUST
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may have part or all of your paycheck transferred to your existing ING account electronically through the Automated Clearing House system at each pay period. To establish an ING Scheduled Payroll Investment Program account, you must file an authorization form with your employer's payroll department. Your employer must complete the reverse side of the form and return it to ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. You may obtain the necessary authorization form from the Funds by calling 1-877-INFO-ING. You may change the amount of purchase or cancel the authorization only by written notification to your employer. It is the sole responsibility of your employer, not the Distributor, the Trust, the Transfer Agent or any other person, to arrange for transactions under the ING Scheduled Payroll Investment Program. Minimum investment amounts will be determined on a case-by-case basis. The Fund may modify or terminate this program at any time or charge a service fee. No such fee currently is contemplated.

                           REDEMPTION OF FUND SHARES

 HOW TO REDEEM SHARES

     Shareholders may redeem their shares, in whole or in part, on each day a Fund is valued. Shares will be redeemed without charge (except any applicable
CDSC) at the net asset value next determined after a redemption request in good order has been received by the applicable Fund. The CDSC applicable to the Class A, B and C shares is described under "Purchase of Fund Shares." In the instance where a shareholder owns more than one class of shares and the shares being redeemed are not subject to the CDSC, those shares with the highest Rule 12b-1 fee will be redeemed in full prior to any redemption of shares with a lower Rule 12b-1 fee.

     Where purchases are made by check in any Fund, redemption proceeds will be made available immediately upon clearance of the purchase check, which may take up to 15 calendar days. Shareholders may avoid this delay by investing through wire transfers of Federal funds. During the period prior to the time the shares are redeemed, dividends on the shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.

     Once the shares are redeemed, a Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Funds may, however, take up to seven days to make payment. This will not be the customary practice. Also, if the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the SEC merits such action, the Funds may suspend redemptions or postpone payment dates. No interest to or additional dividends will be earned on amounts represented by uncashed redemption checks or misapplied wire payments.

     To ensure acceptance of your redemption request, it is important to follow the procedures described below. Although the Funds have no present intention to do so, the Funds reserve the right to refuse or to limit the frequency of any telephone or wire redemptions. Of course, it may be difficult to place orders by telephone during periods of severe market or economic change, and a shareholder should consider alternative methods of communications, such as couriers. The Funds may modify or terminate their services and provisions at any time. If the Funds terminate any particular service, they will do so only after giving written notice to shareholders. Redemption by mail will always be available to shareholders. Under certain circumstances described below, a signature guarantee may be required. You may redeem your shares using any of the following methods:

     By Mail. You may redeem your shares by sending a letter directly to ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. To be accepted, a letter requesting redemption must include: (i) the Fund name and account registration from which you are redeeming shares; (ii) your account number; (iii) the amount to be redeemed and (iv) the signatures of all registered owners. A signature guarantee may be required as indicated below. Corporations, partnerships, trusts or other legal entities will be required to submit additional documentation.

     By Telephone. You may redeem your shares by calling the Funds at 1-877-INFO-ING. You should be prepared to give the telephone representative the following information: (i) your account number, social security number and account registration; (ii) the Fund name from which you are redeeming shares; and (iii) the amount to be redeemed. The conversation may be recorded to protect you and the Funds. Telephone redemptions are available unless the shareholder specifically declines this option on the Account Application and may only be sent to the address of record or preassigned wire instructions. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Funds fail to employ such reasonable procedures, they may be liable for any loss, damage or expense arising out of any telephone transactions purporting to be on a shareholder's behalf. In order to assure the accuracy of instructions received by telephone, the Funds require some
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form of personal identification prior to acting upon instructions received by telephone, record telephone instructions and provide written confirmation to investors of such transactions. Telephone redemptions will be suspended for a period of 15 days following a telephone address change.

     By Wire. You may instruct the Funds to send your redemption proceeds via a wire transmission to your personal bank. Your instructions should include: (i) your account number, social security number and account registration; (ii) the Fund name from which you are redeeming shares; and (iii) the amount to be redeemed. Your bank may charge you a fee for receiving a wire payment on your behalf.

     Through an Authorized Broker or Investment Adviser. You may redeem your shares by contacting your authorized broker or investment adviser and instructing him or her to redeem your shares. He or she will then contact ING Fund Services and place a redemption trade on your behalf.

     Certain of the above-mentioned redemption services may not be available for clients of authorized brokers or investment advisers or for IRAs. These clients should contact their representative.

 SIGNATURE GUARANTEES

     A signature guarantee is designed to protect the investor, the Trust, the Distributor, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of ING Funds. Signature guarantees are required for: (i) redemptions by mail in excess of $50,000; (ii) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (iii) written redemptions requesting proceeds to be sent by wire to other than the bank of record for the account;
(iv) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 15 days; (v) requests to transfer the registration of shares to another owner; (vi) telephone exchange and telephone redemption authorization forms; (vii) changes in previously designated wiring instructions; and (viii) written redemptions or exchanges of shares previously reported as lost/abandoned property, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

     Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (i) a signature guarantee with a medallion stamp of the STAMP Program, or (ii) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should call the Funds at 1-877-INFO-ING.

 REDEMPTION IN KIND

     All redemptions of shares of the Funds shall be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of a Fund during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy of the Funds that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Funds make payment, in whole or in part, in securities or other assets, in case of an emergency or any time a cash distribution would impair the liquidity of a Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner in which the securities of that Fund are valued. If the recipient were to sell such securities he or she may receive more or less than the value of such securities as determined above, and might incur brokerage charges.

                                REDEMPTION PLANS

     The Trust offers various redemption plans that make redeeming shares of the Funds more convenient than by mail or wire. The following are the plans offered and the features of the plans. Please contact the Funds at 1-877-INFO-ING for the appropriate authorization form. These redemption plans are currently not available for investors that invested through IRAs or any qualified plans.

     Systematic Withdrawal Plan. An owner of $10,000 or more of a Fund may elect to have periodic redemptions from his or her account to be paid on a monthly, quarterly, semi-annual or annual basis. The minimum periodic payment is $50. A sufficient number of shares to make the scheduled redemption will normally be processed on the selected day of the selected month(s). Depending on the size of the payment
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requested and fluctuation in the net asset value, if any, of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.

     ING "Bank to Bank" Transfer Plan. You may request by telephone that redemption proceeds (minimum $500 per day) be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House member may be designated. Redemption proceeds will be on deposit in your account at an Automated Clearing House member bank ordinarily two days after receipt of the redemption request. Holders of jointly registered Fund or bank accounts may redeem through the plan for transfer to their bank account not more than $250,000 within any 30-day period.

     Optional Benefit. ING Group, an affiliate of ING Group, or an unrelated third party (the "Insurer") may make certain life insurance coverage available to certain persons on whose behalf shares of the Funds are purchased. The benefits of this coverage payable at death will be related to the amounts paid to purchase shares and to the value of the shares held for the benefit of the insured persons. Therefore, coverage will terminate if all shares are redeemed.

     Purchasers of the life insurance coverage will be required to authorize periodic redemptions of Fund shares to pay the premiums for such coverage. Such redemptions will not be subject to CDSCs, but will have the same tax consequences as any other Fund redemptions.

     This life insurance coverage will be available to eligible persons who enroll for the coverage within a limited time period after shares in any Fund are initially purchased or transferred. In addition, coverage cannot be made available unless the Insurer knows for whose benefit shares are purchased. For instance, coverage cannot be made available for shares registered in the name of your broker unless the broker provides the Insurer with information regarding the beneficial owners of such shares. Other restrictions on the coverage will apply, such as the age of the persons upon whose life the coverage is issued. This insurance coverage may not be available in all states and may be subject to additional restrictions or limitations on coverage. Purchasers of shares should also make themselves familiar with the impact on the life coverage of purchasing additional shares, reinvestment of dividends and capital gains distributions and redemptions. Please call 1-877-INFO-ING for more information and application forms for this program.

                            EXCHANGE OF FUND SHARES

 HOW TO EXCHANGE SHARES

     The Funds offer several convenient ways to exchange shares in one Fund for shares in the same class of another Fund in the Trust. All exchanges will be made based on the net asset value next determined following receipt of the request by a Fund in good order, plus with regard to Class A shares, any applicable sales charge. See "Purchase of Fund Shares -- Reinstatement Privilege (Class A shares only)." If a shareholder exchanges shares subject to a CDSC (being either Class B or Class C shares) for the same shares of a different ING Fund, the transaction will not be subject to a CDSC. However, when shares acquired through the exchange are redeemed out of the ING Family of Funds, then the shareholder will be treated as if no exchange took place for the purpose of determining the CDSC period and applying the CDSC.

     A new account opened by exchange must be established with the same name(s), address and social security number as the existing account. Before engaging in an exchange transaction, a shareholder should read carefully the Prospectus describing the Fund into which the exchange will occur, which is available without charge and can be obtained by calling the Funds at 1-877-INFO-ING. A shareholder may not exchange shares of one Fund for shares of another Fund if the new Fund is not qualified for sale in the state of the shareholder's residence. The Trust may terminate or amend the terms of the exchange privilege at any time upon at least 60 days' prior written notice to shareholders of any modification or termination of the exchange privilege.

     An exchange is taxable as a sale of a security on which a gain or loss may be recognized. Shareholders will receive written confirmation of the exchange following completion of the transaction. You may exchange your shares using any of the following methods:

     Exchange by Mail. To exchange Fund shares by mail, simply send a letter of instruction to the Fund. The letter of instruction must include: (i) your account number; (ii) the Fund from and the Fund into which you wish to exchange your investment; (iii) the dollar or share amount you wish to exchange; and (iv) the signatures of all registered owners or authorized parties.

     Exchange by Telephone. To exchange Fund shares by telephone or if you have any questions simply call the Funds at 1-877-INFO-ING. You should be prepared to give the
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telephone representative the following information: (i) your account number, social security or tax identification number and account registration; (ii) the name of the Fund from and the Fund into which you wish to transfer your investment; and (iii) the dollar or share amount you wish to exchange. Telephone exchanges are available unless the shareholder specifically declines this option on the Account Application. Telephone exchanges will be suspended for a period of ten days following a telephone address change. See "Redemption of Fund Shares -- By Telephone" for a discussion of telephone transactions generally.

     Auto-Exchange Privilege. The Auto-Exchange Privilege enables you to invest regularly (on a monthly, quarterly, semi-annual or annual basis), in exchange for shares of the Fund, in shares of certain other funds in the ING Family of Funds of which you are a shareholder. The amount you designate, which can be expressed either in terms of a specific dollar or share amount ($50 minimum), will be exchanged automatically on the first and/or fifteenth day of the month according to the schedule you have selected. Shares will be exchanged at the then-current net asset value; however, a sales load may be charged with respect to exchanges into funds sold with a sales load. The right to exercise this privilege may be modified or canceled by the Fund or the Transfer Agent. You may modify or cancel your exercise of this privilege at any time by mailing written notification to the ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. The Fund may charge a service fee for the use of this privilege. No such fee currently is contemplated. For more information concerning this privilege and the funds in the ING Family of Funds eligible to participate in this privilege, or to obtain a Auto-Exchange Authorization Form, please call the Funds at 1-877-INFO-ING.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

 DIVIDENDS AND DISTRIBUTIONS

     Dividends and distributions will be reinvested in the respective shares of the Funds at net asset value, unless you elect to receive such dividends and distributions in cash five full business days prior to the record date. Dividends declared in, and attributable to, the preceding period will be paid within five business days after the end of the period. Investors who redeem all or a portion of Fund shares prior to a dividend payment date will be entitled on the next dividend payment date to all dividends declared but unpaid on those shares at the time of their redemption.

     If you elect to receive distributions in cash, and if your checks are returned and marked as "undeliverable," or remain uncashed for six months, then your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

     You also may elect to automatically invest dividend and capital gains distributions, if any, paid by the Funds in shares of another fund in the Trust of which you are a shareholder. Shares of the other fund will be purchased at the then-current net asset value.

     You also may elect to transfer electronically dividend and/or capital gains distributions, if any, from the Funds to a designated bank account. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. Banks may charge a fee for this service.

The above described elections may be made either on the Account Application or by calling the Funds at 1-877-INFO-ING.
 TAX MATTERS

     All Funds. Each Fund intends to qualify and elect to be treated as a regulated investment company and intends to continue to qualify to be treated as a regulated investment company for each taxable year pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying and electing, each Fund generally will not be subject to Federal income tax to the extent that it distributes investment company taxable income and net realized capital gains in the manner required under the Code.

     Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes, among other items, dividends and interest and the excess, if any, of net short-term capital gains (generally including any net option premium income) over net long-term capital losses). The Funds will declare distributions of such income daily and pay those dividends monthly. Each Fund intends to distribute, at least annually, substantially all net capital gains (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

     So long as the Funds qualify as regulated investment companies for federal income tax purposes, each Fund, in computing its income subject to federal income tax, is entitled to deduct all dividends other than "preferential" dividends paid by it to its shareholders during the taxable year. "Preferential" dividends are dividends other than dividends

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which have been distributed to shareholders pro rata without preference to any share of the Fund as compared with other shares of the same class and without preference to one class of shares as compared with another, except in accordance with the former's dividend rights as a class. The Funds believe that a multiple-class structure having all of the features of the multiple-class structure of each of the Funds would not result in dividends being treated as "preferential." The Funds' belief is not binding on the Internal Revenue Service (the "IRS"), no ruling has been obtained by the Funds from the IRS on the matter and there can be no guarantee that the IRS will agree with the Funds on this matter. The Funds' belief is based on the application of current federal income tax law and relevant authorities, and subsequent changes in federal tax law or judicial or administrative decisions or pronouncements may supersede or affect the Funds' conclusions. The Funds do not believe that a multiple-class structure having all of the features of the multiple-class structure of each of the Funds has been considered by the IRS in other rulings. If dividends declared and paid by a Fund on any class of shares were to be treated as "preferential," dividends paid by the Fund to shareholders on all classes, of shares during the taxable year would become non-deductible. In this event, the Fund would not be treated as a regulated investment company and the Fund would be taxed on its net income, without any deductions for dividends paid to its shareholders. The resulting federal and state income tax liability, and any related interest and penalties, would be payable from and to the extent of such Fund's then available assets and ultimately would be borne by all current shareholders. The treatment of dividends declared and paid during the taxable year on any class of shares as preferential, and the resulting failure of a Fund to be treated as a regulated investment company, could have additional personal income tax consequences for shareholders of the Fund, including the taxation of distributions as ordinary income that otherwise would have been classified as net capital gains.

     The amount declared each day as a dividend may be based on projections of estimated monthly net investment income and may differ from the actual investment income determined in accordance with generally accepted accounting principles. An adjustment will be made to the dividend each month to account for any difference between the projected and actual monthly investment income.

     Distributions of net investment company taxable income (regardless of whether derived from dividends, interest or short-term capital gains) generally will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains designated by a Fund as capital gain distributions will be taxable as long-term capital gains, regardless of how long a shareholder has held his Fund shares. Distributions are taxable in the same manner whether received in additional shares or in cash.

     Earnings of the Funds not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of this tax, each Fund intends to comply with this distribution requirement.

     A distribution, including an exempt interest dividend, will be treated as paid on December 31 of the calendar year if it is declared by a Fund during October, November, or December of that year to shareholders of record in such a month and paid by a Fund during January of the following calendar year. Such distributions will be treated as received by shareholders (and therefore taxable) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

     Special tax rules may apply to a Fund's acquisition of financial futures contracts, forward contracts, and options on futures contracts. Such rules may, among other things, affect whether gains and losses from such transactions are considered to be short-term or long-term, may have the effect of deferring losses and/or accelerating the recognition of gains or losses, and, for purposes of qualifying as a regulated investment company, may limit the extent to which a Fund may be able to engage in such transactions.

     It is expected that dividends and interest from non-U.S. sources received by a Fund will be subject to non-U.S. withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable United States income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. With respect to any non-U.S. taxes (including withholding taxes) actually paid by the Fund, if more than 50% in value of the Fund's total assets at the close of any taxable year consists of stocks or securities of any non-U.S. corporations, the Fund may elect to treat any non-U.S. taxes paid by it as paid by its shareholders. If the Fund does not make the election permitted under Section 853, any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment company taxable income. Absent this election, shareholders will not be able to claim either a credit or a deduction for their pro rata portion of such taxes paid by the Fund, nor will shareholders be required to treat as part of the amounts distributed to them their pro rata portion of such taxes paid.

     In the event a Fund makes the election described above to pass through non-U.S. taxes to shareholders, shareholders will be required to include in income (in addition to any distributions received) their proportionate portion of the amount of non-U.S. taxes paid by the Fund and will be entitled to claim either a credit or deduction for their portion of such taxes in computing their U.S. Federal income tax liability. Availability of such a credit or deduction is subject to certain limitations. Shareholders will be informed each year in which the Fund makes the election regarding the amount and nature of foreign taxes to be included in their income for U.S. Federal income tax purposes.
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     Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of a Fund available for distribution to shareholders, and should note that if such losses exceed other income during a taxable year, the Fund would not be able to pay ordinary income dividends.

     A Fund's distributions with respect to a given taxable year may exceed the current and accumulated earnings and profits of that Fund available for distribution. In that event, distributions in excess of such earnings and profits would be characterized as a return of capital to shareholders for Federal income tax purposes, thus reducing each shareholder's cost basis in his Fund shares. Distributions in excess of a shareholder's cost basis in his shares would be treated as a gain realized from a sale of such shares.

     A redemption is a taxable transaction on which gain or loss may be recognized. Any gain or loss realized by a shareholder upon the sale or other disposition of shares of a Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss which will be long-term or short-term generally depending upon the shareholder's holding period of the shares. A loss realized by a shareholder on a redemption, sale, or exchange of shares of a Fund with respect to which capital gain dividends have been paid will be characterized as a long-term capital loss to the extent of such capital gain dividends.

     The Funds may be required to withhold for Federal income tax ("backup withholding") 31% of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct taxpayer identification number or to make required certifications, or where a Fund or shareholder has been notified by the IRS that the shareholder is subject to backup withholding. Most corporate shareholders and certain other shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

     Shareholders will be notified annually by the Funds as to the Federal tax status of distributions made by the Funds in which they invest. Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Foreign shareholders may, for example, be subject to special withholding requirements. Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as IRAs. SHAREHOLDERS SHOULD CONSULT THEIR OWN TAX ADVISERS AS TO THE FEDERAL, STATE AND LOCAL TAX CONSEQUENCES OF OWNERSHIP OF SHARES OF THE FUNDS IN THEIR PARTICULAR CIRCUMSTANCES.

     ING National Tax-Exempt Bond Fund. Provided that the ING National Tax-Exempt Bond Fund complies with applicable requirements of the Code, dividends derived from interest on Municipal Securities will constitute exempt-interest dividends and, except as discussed below, will not be subject to Federal income tax. Some portion of the exempt-interest dividends paid by the Fund could be treated as an item of "tax preference" for purposes of the alternative minimum tax. Under the Code, interest on certain types of Municipal Securities is designated as an item of tax preference for purposes of the alternative minimum tax on individuals and corporations. Therefore, if the Fund were to invest in such types of obligations, shareholders would be required to treat as an item of tax preference that part of the distributions by the Fund that is derived from interest income on such obligations.

     Exempt-interest dividends received by corporations which hold shares of the Fund may result in or increase liability for the corporate alternative minimum tax.

     Entities or persons who are "substantial users" (or persons related to "substantial users") as defined in the Code, of facilities financed by Municipal Securities issued for certain private activities should consult their tax advisers before purchasing shares of the Fund.

     Exempt-interest dividends and other distributions paid by the Fund are includable in the tax base for determining the taxability of social security or railroad retirement benefits. Interest on debt incurred to purchase or carry shares in the Fund may not be deductible for Federal income tax purposes.

     Depending on the residence of the Fund's shareholders for tax purposes, distributions may also be subject to state and local taxes. Shareholders are required to report the amount of tax-exempt interest received each year, including exempt-interest dividends, on their Federal tax returns. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of the Fund shares in their particular circumstances.

               DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES

     The following is a description of investment practices of the Funds and the securities in which they may invest:

     U.S. Treasury Obligations (All Funds). The Funds may invest in U.S. Treasury obligations, which are backed by the full faith and credit of the United States Government as to the timely payment of principal and interest. U.S. Treasury obligations consist of bills, notes, and bonds and separately traded interest and principal component parts of such obligations known as STRIPS which generally differ in their interest rates and maturities. U.S. Treasury bills, which have original maturities of up to one year, notes, which have
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maturities ranging from one year to 10 years, and bonds, which have original maturities of 10 to 30 years, are direct obligations of the United States Government.

     U.S. Government Securities (All Funds). U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government securities include debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies and instrumentalities. Some types of U.S. Government securities are supported by the full faith and credit of the United States Government or U.S. Treasury guarantees, such as mortgage-backed certificates guaranteed by the GNMA. Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States Government, the investor in the obligation must look to the agency issuing or guaranteeing the obligation for ultimate repayment.

     Commercial Paper (All Funds). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by both domestic and foreign bank holding companies, corporations and financial institutions and United States Government agencies and instrumentalities, subject to the rating requirements specified for each Fund.

     Corporate Debt Securities (All Funds). The Funds may purchase corporate debt securities, subject to the rating and quality requirements specified with respect to each Fund. The Funds may invest in both rated commercial paper and rated corporate debt obligations of foreign issuers that meet the same quality criteria applicable to investments by the Funds in commercial paper and corporate debt obligations of domestic issuers.

     Mortgage-Backed Securities (All Funds). Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. There are currently three basic types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as GNMA, FNMA and FHLMC; (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement. See "Private Mortgage Pass-Through Securities" below. The Funds may invest in adjustable rate and fixed rate mortgage securities.

     The Funds may invest in mortgage-backed securities and other derivative mortgage products, including those representing an undivided ownership interest in a pool of mortgages, e.g., GNMA, FNMA and FHLMC certificates where the U.S. Government or its agencies or instrumentalities guarantees the payment of interest and principal of these securities. These guarantees do not extend to the yield or value of the securities or the Fund's shares. See "Investment Objective and Policies -- Mortgage-Related Securities -- Non-Agency Mortgage-Backed Securities" in the SAI. These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, net of certain fees. The value of these securities is likely to vary inversely with fluctuations in interest rates.

     Mortgage-backed securities are subject to the risk that the principal on the underlying mortgage loans may be prepaid at any time. Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Mortgage-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment. During periods of rising interest rates, the rate of prepayment of mortgages underlying mortgage-backed securities can be expected to decline, extending the projected average maturity of mortgage-backed securities. A decline in the rate of repayment may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

     Collateralized Mortgage Obligations and Multiclass Pass-Through Securities (All Funds). A collateralized mortgage obligation ("CMO") is a security issued by a corporation or U.S. Government agency or instrumentality which is backed by a portfolio of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. Multiclass pass-through securities are equity interests in a trust composed of mortgages or mortgage-backed securities. Payments of principal of and interest on the underlying mortgage assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including depository institutions, mortgage banks, investment
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banks and special purpose subsidiaries of the foregoing. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit ("REMIC"). All future references to CMOs include securities issued by REMICs and multiclass pass-through securities.

     In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a tranche, is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the underlying mortgage assets may be allocated among the several classes of a CMO series in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-backed securities. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments.

     In reliance on rules and interpretations of the Commission, the Funds' investments in certain qualifying CMOs and REMICs are not subject to the 1940 Act's limitation on acquiring interests in other investment companies. See "Investment Objective and Policies -- Mortgage-Related Securities -- Collateralized Mortgage Obligations" in the SAI.

     Stripped Mortgage-Backed Securities (All Funds except ING National Tax-Exempt Bond Fund). The Funds may invest in mortgage-backed security strips ("MBS strips") (i) issued by the U.S. Government or its agencies or instrumentalities or (ii) issued by private originators of, or investors in, mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing (derivative multiclass mortgage securities). MBS strips are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or IO class), while the other class will receive all of the principal (the principal-only or PO class). The yields to maturity on IOs and POs are sensitive to the expected or anticipated rate of principal payments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially adversely affected. See "Investment Objective and Policies -- Mortgage-Related Securities" in the SAI. Derivative mortgage-backed securities such as MBS strips are highly sensitive to changes in prepayment and interest rates.

     Private Mortgage Pass-Through Securities (All Funds except ING National Tax-Exempt Bond Fund). Private mortgage pass-through securities are structured similarly to the GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed rate or adjustable rate mortgage loans. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of GNMA, FNMA and FHLMC, such securities generally are structured with one or more types of credit enhancement.

     Adjustable Rate Securities (ING High Yield Bond Fund, ING Intermediate Bond Fund and ING Mortgage Income Fund). The Funds are permitted to invest in adjustable rate or floating rate debt securities, including corporate securities, securities issued by U.S. Government agencies and mortgage-backed securities, whose interest rate is calculated by reference to a specified index such as the constant maturity Treasury rate, the T-bill rate or LIBOR (London Interbank Offered Rate) and is reset periodically. Adjustable rate securities allow the Funds to participate in increases in interest rates through these periodic adjustments. The value of adjustable or floating rate securities will, like other debt securities, generally vary inversely with changes in prevailing interest rates. The value of adjustable or floating rate securities is unlikely to rise in periods of declining interest rates to the same extent as fixed rate instruments of similar maturities. In periods of rising interest rates, changes in the coupon will lag behind changes in the market rate resulting in a lower net asset value until the coupon resets to market rates.

     Structured Securities (ING Intermediate Bond Fund and ING High Yield Bond
Fund). The Funds may invest in structured notes and/or preferred stocks, the value of which is linked to currencies, interest rates, other commodities, indices or other financial indicators. The securities differ from other securities in which the Funds may invest in several ways. For example, the coupon, dividend and/or redemption amount at maturity may be increased or decreased depending on the value of the underlying instrument.

     Investment in structured securities involves certain risks. In addition to the credit risk of the issuer and the normal risks of changes in interest rates, the redemption amount may increase or decrease as a result of price changes in the
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underlying instrument. Further, in the case of certain structured securities, the coupon and/or dividend may be reduced to zero, and any further declines in the value of the underlying instrument may then reduce the redemption amount payable at maturity. Finally, structured securities may have more volatility than the price of the underlying instrument.

     Asset-Backed Securities (All Funds except ING National Tax-Exempt Bond
Fund). These Funds are permitted to invest in asset-backed securities, subject to the rating and quality requirements specified with respect to each such Fund. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. Consistent with the Funds' investment objectives, policies and quality standards, a Fund may invest in these and other types of asset-backed securities which may be developed in the future.

     Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.

     Preferred Stocks (All Funds except ING National Tax-Exempt Bond
Fund). Preferred stock has a preference over common stock in liquidation and generally in dividends as well, but is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

     Investment in Foreign Securities (ING Intermediate Bond Fund, ING International Bond Fund and ING High Yield Bond Fund). The Funds may invest in securities of foreign governmental and private issuers. Investments in foreign securities involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in securities of issuers located in those countries.

     Securities of Foreign Governments and Supranational Organizations (ING Intermediate Bond Fund and ING International Bond Fund). The Funds may invest in U.S. and non-U.S. dollar-denominated debt securities issued by foreign governments, their political subdivisions, governmental authorities, agencies and instrumentalities and supranational organizations. A supranational organization is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational organizations include, among others, the International Bank for Reconstruction and Development (World Bank), the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Inter-American Development Bank, the Asian Development Bank, and the African Development Bank. The Funds may also invest in "quasi-government securities" which are debt obligations issued by entities owned by either a national, state or equivalent government or are obligations of such a government jurisdiction which are not backed by its full faith and credit and general taxing powers.

     Investing in foreign government and quasi-government securities involves considerations and possible risks not typically associated with investing in obligations issued by the U.S. Government. The values of foreign investments are affected by changes in governmental administration or economic or monetary policy (in the U.S. or other countries) or changed circumstances in dealings between countries. In addition, investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and lack of uniform accounting and auditing standards.

     Convertible and Exchangeable Securities (All Funds except ING National Tax-Exempt Bond Fund). The Funds are permitted to invest in convertible and exchangeable securities, subject to the rating and quality requirements specified with respect to each such Fund. Convertible securities generally offer fixed interest or dividend yields and may be converted either at a stated price or stated rate for common or preferred stock. Exchangeable securities may be exchanged on specified terms for common or preferred stock. Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible or exchangeable securities tends to vary with
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fluctuations in the market value of the underlying common or preferred stock.
Debt securities that are convertible into or exchangeable for preferred or common stock are liabilities of the issuer but are generally subordinated to senior debt of the issuer.

     Domestic and Foreign Bank Obligations (All Funds). These obligations include but are not restricted to certificates of deposit, commercial paper, Yankee dollar certificates of deposit, bankers' acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium-term deposit notes. The Funds will not invest in any obligations of their affiliates, as defined under the 1940 Act.

     Each Fund limits its investment in United States bank obligations to obligations of United States banks (including foreign branches). Each Fund limits its investment in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks) which in the opinion of the Sub-Adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Funds.

     Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing in more than seven days may not exceed 15% of the value of the net assets of the Funds.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks, or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not subject to examination by any United States Government agency or instrumentality.

     Investments in Eurodollar and Yankee dollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

     STRIPS and Zero Coupon Securities (All Funds). Each Fund may invest in separately traded principal and interest components of securities backed by the full faith and credit of the United States Treasury. The principal and interests components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities. The Funds will not actively trade in STRIPS.

     The Funds may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

     Municipal Commercial Paper (ING Intermediate Bond Fund and ING National Tax-Exempt Bond Fund). Municipal commercial paper is a debt obligation with a stated maturity of one year or less which is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. Investments in municipal commercial paper are limited to commercial paper which is rated at the date of purchase at least: (i) "Prime-1" by Moody's or A-1 by S&P, or (ii) in a comparable rating category by any two of the NRSROs that have rated commercial paper or (iii) in a comparable rating category by only one such organization if it is the only organization that has rated the commercial paper or (iv) if not rated, is, in the opinion of the Sub-Adviser, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.

     Issuers of municipal commercial paper rated "Prime-1" have a "superior capacity for repayment of short-term promissory obligations." The "A-1" rating for commercial paper under the S&P classification indicates that the "degree of safety regarding timely payment is either overwhelming or very strong." See the Appendix to the SAI for a more complete description of securities ratings.

     Municipal Notes (ING Intermediate Bond Fund and ING National Tax-Exempt Bond Fund). Municipal notes are
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generally sold as interim financing in anticipation of the collection of taxes, a bond sale or receipt of other revenue. Municipal notes generally have maturities at the time of issuance of one year or less. Investments in municipal notes are limited to notes which are rated at the date of purchase: (i) MIG 1 or VMIG 1 by Moody's or SP-1 by S&P or (ii) in a comparable rating category by only one such organization, if it is the only organization that has rated the notes, or (iii) if not rated, are, in the opinion of the Sub-Adviser, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.

     Notes rated "MIG 1" and "VMIG 1" are judged to be of the "best quality" and carry the smallest amount of investment risk.

     Municipal Bonds (ING Intermediate Bond Fund and ING National Tax-Exempt Bond Fund). Municipal bonds generally have a maturity at the time of issuance of more than one year. Municipal bonds may be issued to raise money for various public purposes -- such as constructing public facilities and making loans to public institutions. There are generally two types of municipal bonds: general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Revenue bonds are backed by the revenues of a project or facility -- tolls from a toll road, for example. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. Industrial development revenue bonds (which are private activity bonds) are a specific type of revenue bond backed by the credit and security of a private user, and therefore investments in these bonds have more potential risk. Investments in municipal bonds are limited to bonds which are rated at the time of purchase "BBB" or better by a NRSRO or, if not rated, determined to be of comparable quality by the Fund's Sub-Adviser at the time of purchase. The ING National Tax-Exempt Bond Fund may invest up to 20% of its total assets in such unrated municipal bonds which are of comparable quality.

     Floating Rate Instruments (ING Intermediate Bond Fund and ING National Tax-Exempt Bond Fund). Certain municipal obligations which the Funds may purchase have a floating or variable rate of interest. Such obligations bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. Such obligations may carry a demand or "put" feature which would permit the holder to tender them back to the issuer (or to a third party) at par value prior to maturity. The Funds' Sub-Adviser will monitor on an ongoing basis the earning power, cash flow and other liquidity ratios of the issuers of such obligations, and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. A Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due, which may affect the ability of the issuer of the instrument to make payment when due.

     Variable rate demand obligations (All Funds). Variable rate demand obligations have a maturity of five to twenty years but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. Generally, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity. The remarketing agent is typically a financial intermediary that has agreed to perform these services. Variable rate master demand obligations permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Funds, as lender, and the borrower. Because the obligations are direct lending arrangements between the Funds and the borrower, they will not generally be traded, and there is no secondary market for them, although they are redeemable (and thus immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. The borrower also may prepay up to the full amount of the obligation without penalty. While master demand obligations, as such, are not typically rated by credit rating agencies, if not so rated, a Fund may, under its minimum rating standards, invest in them only if, in the opinion of the Sub-Adviser, they are of an investment quality comparable to other debt obligations in which the Funds may invest. See the SAI for further details on variable rate demand obligations and variable rate master demand obligations.

     Other Open-End and Closed-End Investment Companies (All Funds). Each Fund may invest in shares of other open-end and closed-end management investment companies, subject to the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund making such investment. The purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs, and investment advisory and administrative fees.

     Options on Securities (All Funds). The Funds may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter ("OTC") options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put option, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.
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     The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian.

     The principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, the Funds forego the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retain the risk of loss should the price of the security decline. In return for the premium received for a put option, the Funds assume the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. The Funds may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

     Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. OTC options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is also no assurance that a liquid secondary market on an exchange will exist. In addition, because OTC options are issued in privately negotiated transactions exempt from registration under the Securities Act of 1933, there is no assurance that the Funds will succeed in negotiating a closing out of a particular OTC option at any particular time. If a Fund, as covered call option writer, is unable to effect a closing purchase transaction in the secondary market or otherwise, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

     The staff of the SEC has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. The Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Fund's limitation on investments in securities that are not readily marketable.

     Dollar Roll Transactions (All Funds). The Funds may enter into dollar roll transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but a Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Funds' use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities. The Funds will engage in roll transactions primarily for the purpose of acquiring securities for its portfolio and not for investment leverage.

     Swap Agreements (All Funds). To manage its exposure to different types of investments, the Funds may enter into interest rate, total return, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments to a fixed interest rate on the same amount for a specified period. Total return swap agreements are similar to interest rate swap agreements, except the numerical amount is tied to a market-linked return. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that the notional principal amount is tied to a reference pool of mortgages. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed upon level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

     Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may
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have a considerable impact on the Fund's performance. Swap agreements involve risks depending upon the counterparties creditworthiness and ability to perform as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. The Sub-Advisers monitor the creditworthiness of counterparties to these transactions and intends to enter into these transactions only when they believe the counterparties present minimal credit risks and the income expected to be earned from the transaction justifies the attendant risks.

     Futures, Related Options and Options on Indices (All Funds). Each Fund may attempt to reduce the risk of investments by hedging a portion of its portfolio through the use of certain futures transactions, options on futures traded on a board of trade and options on indices traded on national securities exchanges. A Fund may hedge a portion of its portfolio by purchasing such instruments during a market advance or when the Sub-Adviser anticipates an advance. In attempting to hedge a portfolio, the Fund may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts, and engage in related closing transactions. The Fund will use these instruments primarily as a hedge against changes resulting from market conditions in the values of securities held in its portfolio or which it intends to purchase.

     An index assigns relative weighting to the securities in the index, and the index generally fluctuates with changes in the market values of these securities. An index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund will sell index futures only if the amount resulting from the multiplication of the then current level of the indices upon which such futures contracts are based, and the number of futures contracts which would be outstanding, do not exceed one-third of the value of the Fund's net assets.

     When a futures contract is executed, each party deposits with a broker or in a segregated custodial account up to 5% of the contract amount, called the "initial margin," and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account.

     In the case of options on index futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer's position in the index futures contract. If the option is exercised by the holder before the last trading day during the option period, the option writer delivers the futures position, as well as any balance in the writer's futures margin account. If it is exercised on the last trading day, the option writer delivers to the option holder cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index on the date the option expires. In the case of options on indexes, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to receive cash equal to the dollar amount of the difference between the closing price of the relevant index and the option exercise price times a specified multiple, called the "multiplier."

     During a market decline or when the Sub-Adviser anticipates a decline, the Fund may hedge a portion of its portfolio by selling futures contracts or purchasing puts on such contracts or on an index in order to limit exposure to the decline. This provides an alternative to liquidation of securities positions and the corresponding costs of such liquidation. Conversely, during a market advance or when the Sub-Adviser anticipates an advance, the Fund may hedge a portion of its portfolio by purchasing futures, options on these futures or options on indices. This affords a hedge against the Fund not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities which may later be purchased in a more advantageous manner. The Fund will sell options on futures and on indices only to close out existing positions.

     Interest Rate Futures Contracts (All Funds). The Funds may, to a limited extent, enter into interest rate futures contracts -- i.e., contracts for the future delivery of securities or index-based futures contracts -- that are, in the opinion of the Sub-Adviser, sufficiently correlated with the Fund's portfolio. These investments will be made primarily in an attempt to protect a Fund against the effects of adverse changes in interest rates (i.e., "hedging"). When interest rates are increasing and portfolio values are falling, the sale of futures contracts can offset a decline in the value of a Fund's current portfolio securities. The Funds will engage in such transactions primarily for bona fide hedging purposes.

     Options on Interest Rate Futures Contracts (All Funds). The Funds may purchase put and call options on interest rate futures contracts, which give a Fund the right to sell or purchase the underlying futures contract for a specified price upon exercise of the option at any time during the option period. Each Fund may also write (sell) put and call options on such futures contracts. For options on interest rate futures that a Fund writes, such Fund will receive a premium in return for granting to the buyer the right to sell to the Fund or to buy from the Fund the underlying futures contract for a specified price at any time during the option period. As with futures contracts, each Fund will purchase or sell options on interest rate futures contracts primarily for bona fide hedging purposes.

     Foreign Exchange Contracts (ING Intermediate Bond Fund, ING International Bond Fund and ING High Yield Bond
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Fund).  Changes in foreign currency exchange rates will affect the U.S. dollar values of securities denominated in currencies other than the U.S. dollar. The rate of exchange between the U.S. dollar and other currencies fluctuates in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. When investing in foreign securities, the Funds usually effect currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. The Funds incur foreign exchange expenses in converting assets from one currency to another.

     The Funds may enter into foreign currency forward contracts or currency futures for the purchase or sale of foreign currency to "lock in" the U.S. dollar price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which a Fund has investments may suffer a decline against the U.S. dollar. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time for the contract. This method of attempting to hedge the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Although the strategy of engaging in foreign currency transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency. The Funds do not intend to maintain a net exposure to such contracts where the fulfillment of the Funds' obligations under such contracts would obligate the Funds to deliver an amount of foreign currency in excess of the value of the Funds' portfolio securities or other assets denominated in the currency. The Funds will not enter into these contracts for speculative purposes and will not enter into non-hedging currency contracts. These contracts involve a risk of loss if the Sub-Adviser fails to predict currency values correctly.

     "When-Issued" and "Forward Commitment" Transactions (All Funds). The Funds may purchase securities on a when-issued and delayed-delivery basis and may purchase or sell securities on a forward commitment basis. When-issued or delayed-delivery transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment transaction is an agreement by a Fund to purchase or sell securities at a specified future date. When a Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed-delivery transactions and forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by a Fund until it receives payment or delivery from the other party to the transaction. A separate account containing only liquid assets equal to the value of purchase commitments will be maintained until payment is made. Such securities have the effect of leverage on the Funds and may contribute to volatility of a Fund's net asset value. For further information, see the SAI.

     Warrants (All Funds). The Funds may purchase warrants. A warrant gives the purchaser the right to purchase securities from the issuer at a specific price (the strike price) for a limited period of time. The strike price of a warrant typically is much lower than the current market price of the underlying securities and therefore are subject to greater price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss.

     Loans of Portfolio Securities (All Funds). To increase current income, each Fund may lend its portfolio securities in an amount up to 33 1/3% of each such Fund's total assets to brokers, dealers and financial institutions, provided certain conditions are met, including the condition that each loan is secured continuously by collateral maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned. These transactions involve a loan by the applicable Fund and are subject to the same risks as repurchase agreements. For further information, see the SAI.

     Repurchase Agreements (All Funds). The Funds may enter into repurchase agreements with any bank and broker-dealer which, in the opinion of the Trustees, presents a minimal risk of bankruptcy. Under a repurchase agreement a Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed upon yield. The agreements will be fully collateralized and the value of the collateral, including accrued interest, marked-to-market daily. The agreements may be considered to be loans made by the purchaser, collateralized by the underlying securities. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of securities. Each Fund may not invest more than 15% of its net assets in repurchase agreements maturing in more than seven business days or in securities for which market quotations are not readily available. For more information about repurchase agreements, see "Investment Policies" in the SAI.

     Borrowing (All Funds). Each Fund may borrow up to 33 1/3% of its net assets to purchase securities and for temporary purposes. Leveraging by means of borrowing will
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exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of a Fund's shares. The Funds also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     Reverse Repurchase Agreements (All Funds). Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked-to-market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

     Portfolio Turnover. The Funds generally will not engage in the trading of securities for the purpose of realizing short-term profits, but each Fund will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions or fluctuations in interest rates to accomplish its respective investment objective. For example, each Fund may sell portfolio securities in anticipation of an adverse market movement. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if a Fund considers it advantageous to purchase or sell securities. The Funds do not anticipate that the respective annual portfolio turnover rates will exceed the following: ING Intermediate Bond Fund 300%; ING High Yield Bond Fund 150%; ING International Bond Fund 150%; ING Mortgage Income Fund 200%; and ING National Tax-Exempt Bond Fund 150%. A high rate of portfolio turnover involves correspondingly greater transaction expenses than a lower rate, which expenses must be borne by each Fund and its shareholders.

                        RISKS OF INVESTING IN THE FUNDS

     General. The price per share of each of the Funds will fluctuate with changes in value of the investments held by the Fund. For example, the value of a Fund's shares will generally fluctuate inversely with the movements in interest rates. Shareholders of a Fund should expect the value of their shares to fluctuate with changes in the value of the securities owned by the Fund. There is, of course, no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products. In order to attempt to minimize that risk, the Sub-Adviser monitors developments in the economy, the securities markets, and with each particular issuer. Also, as noted earlier, each diversified Fund (i.e. all funds except the ING International Bond
Fund) is managed within certain limitations that restrict the amount of the Fund's investment in any single issuer.

     Risk Factors Regarding Foreign Securities. Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

     Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

     Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation and limitations on the removal of funds or other assets could severely affect the value of the Funds' investments.

     Regulatory Risk. Foreign companies are not registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, audition and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund's shareholders.

     Market Risk. The securities markets in many of the countries in which the Funds invests will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission
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rates in foreign countries are likely to be higher than in the United States.

     Fixed Income Securities. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities. Changes by a NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of a Fund's securities will not affect cash income derived from these securities but will affect the Fund's net asset value.

     Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest on the guaranteed securities, and do not guarantee the securities' yield or value or the yield or value of a Fund's shares.

     High Yield Bond Market (ING High Yield Bond Fund and ING Intermediate Bond
Fund). The ING High Yield Bond Fund normally invests at least 65% of its total assets in high yield, high risk bonds. The ING Intermediate Bond Fund also may invest more than 5% of its total assets in high yield, high risk bonds. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. These bonds also may be subject to call risk. During periods of declining interest rates, call risk tends to accelerate. Accordingly, any calls on these securities held by a Fund reduces the Sub-Adviser's ability to maintain positions in high-yielding securities.

     Certain high yield bonds carry particular market risks. Zero coupon, deferred interest and PIK bonds, which are issued at deep discounts, may experience greater volatility in market value. Asset and mortgage-backed securities, including collateralized mortgage obligations, in addition to greater volatility, may carry prepayment risks.

     In seeking to achieve a Fund's investment objective, there will be times, such as during periods of rising interest rates, when depreciation and realization of capital losses on securities in the Fund's portfolio will be unavoidable. Moreover, medium- and lower-rated securities and non-rated securities of comparable quality may be subject to wider fluctuations in yield and market values than higher-rated securities under certain market conditions. Such fluctuations after a security is acquired do not affect the cash income received from that security but will be reflected in the net asset value of the Fund.

     The secondary market for high yield securities may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The limited liquidity of the market may also adversely affect the ability of a Fund to arrive at a fair value for certain high yield securities at certain times and could make it difficult for the Fund to sell certain securities. In addition, new laws and potential new laws may have an adverse effect upon the value of high yield securities and a concomitant negative impact upon the net asset value of a share of the Fund.

     A Fund may buy high yield, fixed income securities during an initial underwriting. These securities involve special risks because they are new issues. The Sub-Advisers will carefully review their credit and other characteristics. The Funds have no arrangement with its underwriter or any other person concerning the acquisition of these securities.

     Risks of Options and Futures Contracts. One risk involved in the purchase and sale of futures and options is that a Fund may not be able to effect closing transactions at a time when it wishes to do so. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market for them, and there can be no assurance that a liquid market will exist for the contract or the option at any particular time. To mitigate this risk, each Fund will ordinarily purchase and write options only if a secondary market for the options exists on a national securities exchange or in the over-the-counter market. Another risk is that during the option period, if a Fund has written a covered call option, it will have given up the opportunity to profit from a price increase in the underlying securities above the exercise price in return for the premium on the option (although the premium can be used to offset any losses or add to a Fund's income) but, as long as its obligation as a writer continues, such Fund will have retained the risk of loss should the price of the underlying security decline. Investors should note that because of the volatility of the market value of the underlying security, the loss from investing in futures transactions is potentially unlimited. In addition, a Fund has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once a Fund has received an exercise notice, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

     The Funds' successful use of index futures contracts, options on such contracts and options on indices depends upon the ability of the Sub-Adviser to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of index futures as the composition of the Funds' portfolios diverge from the composition of the relevant index. Such imperfect correlation may prevent the Funds from achieving the intended hedge or may expose the Funds to risk of loss. In addition, if the Funds purchase futures to hedge
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against market advances before they can invest in the underlying securities in an advantageous manner and the market declines, the Funds might create a loss on the futures contract. The Funds' ability to establish and maintain positions will depend on market liquidity. The successful utilization of options and futures transactions requires skills different from those needed in the selection of the Funds' portfolio securities. The Funds believe that the Sub-Adviser possesses the skills necessary for the successful utilization of such transactions.

     The Funds are permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of each Fund's liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Funds will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in futures and related options. The Funds will segregate liquid assets such as cash to cover the futures and options.

     Risks of Techniques Involving Leverage. Utilization of leveraging involves special risks and may involve speculative investment techniques. Certain Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain Funds may engage in dollar roll transactions. Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. The Funds use these investment techniques only when the Sub-Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

     Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the investment the Fund has invested. Leverage creates the risk of magnified capital losses which occurs when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

     The risks of leverage include a higher volatility of the net asset value of a Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by such Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, such Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if a Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for such Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

     Non-diversified Investment Companies. The ING International Bond Fund is classified as a non-diversified investment company under the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Funds' share price to fluctuate more than that of a diversified investment company.

     Mortgage-Backed Securities. Mortgage-backed securities are subject to the risk that the principal on the underlying mortgage loans may be prepaid at any time. Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Mortgage-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment. During periods of rising interest rates, the rate of prepayment of mortgages underlying mortgage-backed securities can be expected to decline, extending the projected average maturity of mortgage-backed securities. A decline in the rate of repayment may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.
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     Year 2000.  Like other funds and business organizations around the world, the Funds could be adversely affected if the computer systems used by the Manager and the Funds' other service providers do not properly process and calculate date-related information for the year 2000 and beyond. The Funds have been informed that the Manager, and the Funds' other service providers (i.e., Sub-Adviser, Administrator, Transfer Agent, Fund Accounting Agent, Distributor and Custodian) have developed and are implementing clearly defined and documented plans to minimize the risk associated with the Year 2000 problem. These plans include the following activities: inventorying of software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems and retesting for Year 2000 readiness. In addition, the service providers are obtaining assurances from their vendors and suppliers in the same manner. Non-compliant Year 2000 systems upon which the Fund is dependent may result in errors and account maintenance failures. The Funds have no reason to believe that (i) the Year 2000 plans of the Manager and the Funds' other service providers will not be completed by December, 1999, and (ii) the costs currently associated with the implementation of their plans will have material adverse impact on the business, operations or financial condition of the Funds or their service providers.

     In addition, the Year 2000 problem may adversely affect the companies in which the Funds invest. For example, these companies may incur substantial costs to correct the problem and may suffer losses caused by data processing errors. Since the ultimate costs or consequences of incomplete or untimely resolution of the Year 2000 problem by the Funds' service providers are unknown to the Funds at this time, no assurance can be made that such costs or consequences will not have a material adverse impact on the Funds or their service providers.

     The Funds and the Manager will continue to monitor developments relating to the Year 2000 problem, including the development of contingency plans for providing back-up computer services in the event of a systems failure.

     European Economic and Monetary Union. Several European countries are participating in the European Economic and Monetary Union, which will establish a common European currency for participating countries. This currency will commonly be known as the "Euro." Each such participating country anticipates replacing its existing currency with the Euro on January 1, 1999. Other European countries may participate after that date. This conversion presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the Euro; the establishment of exchange rates for existing currencies and the Euro; and the creation of suitable clearing and settlement payment systems for the new currency. These or other factors, including political and economical risks, could cause market disruptions before or after the interaction of the Euro, and could adversely affect the value of securities held by the Funds.

     The Funds have been informed that the Manager, and the Funds' other service providers, as applicable, are taking steps to minimize the risk associated with the conversion. In addition, where appropriate, certain service providers are obtaining assurances from their vendors in the same manner.

     Since the ultimate consequences of the conversion are unknown to the Funds at this time, no assurance can be made that such consequences will not have a material adverse impact on the Funds. The Funds and the Manager will continue to monitor developments relating to the conversion.

                               OTHER INFORMATION

 CAPITALIZATION

     ING Funds Trust was organized as a Delaware business trust on July 30, 1998 and currently consists of 20 separately managed portfolios, each of which is divided into Class A, B, C, and X shares. The Board of Trustees may establish additional portfolios in the future. The capitalization of the Funds consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Funds are fully paid, non-assessable and freely transferable.

 VOTING

     Shareholders have the right to vote in the election of Trustees and on any and all matters on which, by law or under the provisions of the Trust Instrument, they may be entitled to vote. The Funds are not required to hold regular annual meetings of shareholders and do not intend to do so.

     The Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Funds may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Funds and in connection with such meeting to comply with the shareholders' communications provisions of Section 16(c) of the Act. See "Other Information -- Voting Rights" in the SAI.

     Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in the Prospectus, the phrase "vote of a majority of the outstanding shares" of a Fund (or the Funds) means the vote of the lesser of: (i) 67% of the shares of a Fund (or the Funds) present at a
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meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (ii) more than 50% of the outstanding shares of a Fund
(or the Funds).

 PERFORMANCE INFORMATION

     A Fund may, from time to time, include its yield and total return in advertisements or reports to shareholders or prospective investors. The methods used to calculate the yield and total return of the Funds are mandated by the SEC.

     Quotations of "yield" for a Fund will be based on the investment income per share during a particular 30 day period (including dividends and interest), less expenses accrued per share during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period, the yield is then annualized. When a yield assumes that income earned is reinvested, it is called an effective yield. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     Quotations of yield reflect only a Fund's performance during the particular period on which the calculations are based. Yield for a Fund will vary based on changes in market conditions, the level of interest rates and the level of that Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in that Fund over periods of since inception, 1, 3, 5 and 10 years (up to the life of that Fund), reflect the deduction of a proportional share of Fund expenses (on an annual basis), and assume that all dividends and distributions are reinvested when paid.

     Performance information for a Fund may be compared to various unmanaged indices, such as those indices prepared by Lipper Analytical Services, Morningstar, Lehman Municipals Index, Salomon Government Bond Non-U.S. Dollar Index and other entities or organizations which track the performance of investment companies. Any performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the Funds and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future. For a description of the methods used to determine yield and total return for Funds, see the SAI.

 ACCOUNT SERVICES

     All transactions in shares of the Funds will be reflected in a quarterly statement for each shareholder. In those cases where a Service Organization or its nominee is the shareholder of record of shares purchased for its customer, the Funds have been advised that the statement may be transmitted to the customer at the discretion of the Service Organization.

     DST acts as the Funds' transfer agent pursuant to a Services Agreement with ING Fund Services. ING Fund Services (not the Funds) compensates DST for providing personnel and facilities to perform dividend disbursing and transfer agency-related services for the Funds.

 CUSTODIAN

     Investors Fiduciary Trust Co. acts as the Funds' Custodian. Pursuant to the Custodian Agreement, the Custodian is responsible for holding each Fund's cash and portfolio securities. The Custodian may enter into sub-custodian agreements with certain qualified banks.

     Rules adopted under the 1940 Act permit investment companies to maintain their securities and cash in the custody of certain eligible foreign banks and depositories. The ING High Yield Bond Fund and the ING International Bond Fund's portfolio of non-United States securities are held by sub-custodians which are approved by the Trustees or a foreign custody manager appointed by the Trustees in accordance with these rules. The Board of Trustees has appointed the Custodian as its foreign custody manager. The determination to place assets with a particular foreign sub-custodian is made pursuant to these rules which require the consideration of a number of factors including, but not limited to, the reliability and financial stability of the sub-custodian; the sub-custodian's practices, procedures and internal controls; and the reputation and standing of the sub-custodian in its national market.

 CODE OF ETHICS

     The Code of Ethics of the Manager and the Funds prohibits all affiliated personnel from engaging in personal investment activities which compete with or attempt to take advantage of a Fund's planned portfolio transactions. Both organizations maintain careful monitoring of compliance with the Code of Ethics.

 COUNSEL

     Paul, Weiss, Rifkind, Wharton & Garrison serves as counsel for the Trust and from time to time provides advice to the Manager.

 SHAREHOLDER INQUIRIES

     All written shareholder inquiries should be directed to the Funds at ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. Alternatively, you may call the Funds at 1-877-INFO-ING.

                                                      Rule 497(c)
                                                      Registration No. 333-59745


ING FUNDS TRUST                                                       PROSPECTUS
P.O. BOX 1239
MALVERN, PA 19355-9836
GENERAL & ACCOUNT INFORMATION: 1-877-INFO-ING OR 1-877-463-6464

     This Prospectus describes two funds (each, a "Fund" and, collectively, the "Funds") of the ING Funds Trust (the "Trust"), managed by ING Mutual Funds Management Co. LLC, a Delaware limited liability company (the "Manager"). The Manager has delegated certain of its investment advisory activities to the sub-adviser described herein (the "Sub-Adviser"). The Manager and its Sub-Adviser are wholly-owned indirect subsidiaries of ING Groep, N.V. ("ING Group"). The Funds and their investment objectives are:

     The ING U.S. Treasury Money Market Fund seeks to provide investors with a high level of current income as is consistent with liquidity, maximum safety of principal and the maintenance of a stable $1.00 net asset value per share. The Fund seeks to achieve its objective by investing in U.S. Treasury securities and repurchase agreements collateralized fully by U.S. Treasury securities.

     The ING Money Market Fund seeks to provide investors with a high level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share. The Fund seeks to achieve its objective by investing in high quality, short-term obligations.

     Each Fund offers four different classes of shares--Class A shares, Class B shares, Class C shares and Class X shares. The Class A, Class B and Class C shares are offered in this Prospectus. The Class X shares are offered under a separate prospectus and may be purchased only by certain qualified investors (including, but not limited to, IRAs, Roth IRAs, Education IRAs, SEP IRAs, Simple IRAs and 403(b)(7) plans). Shares of the Funds are sold to the public by ING Funds Distributor, Inc. (the "Distributor").

--------------------------------------------------------------------------------

     AN INVESTMENT IN SHARES OF THE TRUST IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

     SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ING GROUP OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY AND MAY INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT THE FUNDS' INVESTMENT OBJECTIVES WILL BE ACHIEVED.

--------------------------------------------------------------------------------

     This Prospectus sets forth concisely the information a prospective investor should know before investing in the Funds and should be read and retained for information about each Fund. A statement of additional information (the "SAI"), dated October 30, 1998, containing additional and more detailed information about the Funds, has been filed with the Securities and Exchange Commission ("SEC") and is hereby incorporated by reference into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding the Funds. The SAI is also available without charge and can be obtained by writing or calling the Funds at the address and telephone number printed above.

--------------------------------------------------------------------------------

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                                October 30, 1998

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
HIGHLIGHTS..................................................    1
FUND EXPENSES...............................................    3
THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS..........    5
MANAGEMENT OF THE FUNDS.....................................    6
FUND SHARE VALUATION........................................    9
PURCHASE OF FUND SHARES.....................................    9
PURCHASE PLANS..............................................   11
REDEMPTION OF FUND SHARES...................................   12
REDEMPTION PLANS............................................   14
EXCHANGE OF FUND SHARES.....................................   14
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS....................   15
DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES..........   17
RISKS OF INVESTING IN THE FUNDS.............................   20
OTHER INFORMATION...........................................   21

ING FUNDS TRUST                                                                1
--------------------------------------------------------------------------------

                                   HIGHLIGHTS

 THE FUNDS

     Each Fund is a separate investment fund or portfolio, commonly known as a mutual fund. The Funds are portfolios of the ING Funds Trust (the "Trust"), a Delaware business trust organized under the laws of the State of Delaware as an open-end management investment company on July 30, 1998. The Trust's Board of Trustees oversees the overall management of the Funds and elects the officers of each Fund.
 INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

     This Prospectus describes two money market funds managed by ING Mutual Funds Management Co. LLC (the "Manager") and sub-advised by the Sub-Adviser. Each Fund has a distinct investment objective and policies. There can be no assurance that either Fund will achieve its investment objective.

     ING U.S. Treasury Money Market Fund. The investment objective of the ING U.S. Treasury Money Market Fund is to provide investors with a high level of current income as is consistent with liquidity, maximum safety of principal and the maintenance of a stable $1.00 net asset value per share. The Fund seeks to achieve its objective by investing in U.S. Treasury securities and repurchase agreements collateralized fully by U.S. Treasury securities. The Fund invests in direct short-term obligations of the United States Treasury, which are backed by the full faith and credit of the United States Government. The ING U.S. Treasury Money Market Fund may also purchase securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis.

     ING Money Market Fund. The investment objective of the ING Money Market Fund is to provide investors with a high level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share. The Fund seeks to achieve its objective by investing in high quality, U.S. dollar-denominated short-term obligations which are determined by the Sub-Adviser to present minimal credit risks.

     The Fund will invest in obligations permitted to be purchased under Rule 2a-7 of the Investment Company Act of 1940, as amended, (the "1940 Act") including, but not limited to, (i) obligations of the U.S. Government or its agencies or instrumentalities; (ii) commercial paper, mortgage-backed and asset-backed securities, guaranteed investment contracts, loan participation interests, medium-term notes, and other promissory notes, including floating or variable rate obligations; and (iii) the following domestic, Yankeedollar and Eurodollar obligations: certificates of deposit, time deposits, bankers' acceptances, commercial paper, and other promissory notes, including floating or variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The Fund may invest more than 25% of its total assets in instruments issued by domestic banks.

     The Fund may purchase securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis. The Fund may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the indebtedness thereunder to vary, and provide for periodic adjustments in the interest rate. The Fund may enter into repurchase agreements.

     Both Funds. Both Funds may also use various investment strategies and techniques when the Sub-Adviser determines that such use is appropriate in an effort to meet a Fund's investment objective. In addition, both Funds may borrow up to 33 1/3% of its net assets for temporary purposes. For additional information concerning the investment policies, practices and risk consideration of the Funds, see "The Investment Policies and Practices of the Funds" and "Risks of Investing in the Funds."
 AMORTIZED COST METHOD OF VALUATION FOR THE FUNDS

     Portfolio investments of each Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the 1940 Act. Obligations in which the Funds invest generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Funds may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of each Fund will not exceed 90 days. See the SAI for an explanation of the amortized cost valuation method.
 INVESTMENT RISKS

     The Funds attempt to maintain the net asset value of their shares at a constant $1.00 per share, although there can be no assurance that the Funds will always be able to do so. The Funds may not achieve as high a level of current income as other funds that do not limit their investments to the high quality securities in which the Funds invest.

     For additional information concerning the risks of investing in the Funds, see "Risks of Investing in the Funds."
 MANAGEMENT OF THE FUNDS

     As manager of the Funds, the Manager has overall responsibility, subject to the supervision of the Board of Trustees, for engaging sub-advisers and for monitoring and

 2                                                               ING FUNDS TRUST
--------------------------------------------------------------------------------

evaluating the management of the assets of each Fund by the Sub-Adviser. The Manager also provides certain administrative services necessary for the Funds' operations. Pursuant to a Management Agreement, the Trust currently pays the Manager for its services a monthly fee at an annual rate based on the average daily net assets of each Fund. See "Fund Expenses -- Fee Table" and "Management of the
Funds -- The Manager." The Sub-Adviser is an indirect subsidiary of ING Group and is an affiliate of the Manager and ING Funds Distributor, Inc. ("Distributor").

     ING Investment Management LLC ("IIM") serves as sub-adviser to each Fund. For its services, the Sub-Adviser receives a fee from the Manager based on the respective Fund's average daily net assets. See "Management of the Funds -- The Sub-Adviser."

     The Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of each Fund's assets and the purchase and sale of portfolio securities consistent with the investment objectives, policies, and restrictions for such Fund.
 OTHER SERVICE PROVIDERS

     The Distributor distributes the Funds' shares and may be compensated for certain of its distribution-related expenses. ING Fund Services Co. LLC ("ING Fund Services") has entered into a Fund Services Agreement with the Funds pursuant to which ING Fund Services will perform or engage third parties to perform transfer agency, fund accounting, account servicing, and other services. ING Fund Services has hired DST Systems, Inc. ("DST") to act as the Funds' transfer agent and First Data Investor Services Group ("First Data") to act as the Funds' fund accounting agent.
 CLASSES OF SHARES

     The Funds offer investors a choice among multiple classes of shares with different sales charges and expenses. In selecting which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your investment, (ii) the amount of any applicable sales charge imposed at the time of redemption and Rule 12b-1 fees, as noted below, (iii) whether you qualify for any reduction or waiver of any applicable sales charge,
(iv) the various exchange privileges among the different classes of shares and
(v) the fact that Class B and X shares automatically convert to Class A shares after eight years. The Class A, Class B and Class C shares are offered in this Prospectus.

     A broker-dealer may receive different levels of compensation depending on which class of shares is sold. The Distributor may also provide additional compensation to dealers in connection with selling shares of the Funds or for their own company-sponsored sales programs. Additional compensation or assistance may be provided to dealers and includes, but is not limited to, payment or reimbursement for educational, training and sales conferences or programs for their employees. In some cases, this compensation may only be available to dealers whose representatives have sold or are expected to sell significant amounts of shares. The Distributor will make these payments from its own resources and none of the aforementioned additional compensation is paid for by the applicable Fund or its shareholders.

     Class A Shares. Class A shares are offered at net asset value without an initial sales charge. Class A shares are subject to an annual Rule 12b-1 fee of up to 0.50% of average daily net assets attributable to Class A shares. This fee is lower than the other classes having Rule 12b-1 fees and therefore Class A shares may have lower expenses and may pay higher dividends. See "Purchase of Fund Shares."

     Class B Shares. Class B shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge ("CDSC") of 5.00% if redeemed within one year of purchase, with declining charges for redemptions thereafter up to six years after purchase. Class B shares are also subject to a higher annual Rule 12b-1 fee than Class A shares -- up to 0.75% of the Fund's average daily net assets attributable to Class B shares. However, after eight years, Class B shares automatically will be converted to Class A shares at no charge to the investor, resulting in a lower Rule 12b-1 fee thereafter. Class B shares will have a higher expense ratio and may pay lower dividends than Class A shares due to the higher Rule 12b-1 fee and any other class specific expenses. See "Purchase of Fund Shares."

     Class C Shares. Class C shares are sold without an initial sales charge, but are subject to a CDSC of 1.00% if redeemed within one year of purchase. Class C shares also are subject to a higher annual Rule 12b-1 fee than the Class A shares -- up to 0.75% of the Fund's average daily net assets attributable to Class C shares. Class C shares will have a higher expense ratio and may pay lower dividends than Class A shares due to the higher Rule 12b-1 fee and any other class specific expenses. While Class C shares do not convert to Class A shares, they do not have to be held for as long a time (one year) as Class B shares to avoid paying a CDSC. See "Purchase of Fund Shares."

     Class X Shares. Each Fund offers Class X shares under a separate prospectus. The Class X shares has different sales charges and other expenses, which may affect performance. The Class X shares may be purchased only by certain qualified investors (including, but not limited to, IRAs, Roth IRAs, SEP IRAs, Simple IRAs and 403(b)(7) plans). If you are interested in further information concerning the Class X shares, please call the Funds and request a prospectus at 1-877-INFO-ING or contact your authorized broker or investment adviser.

     All Classes. Each Class of shares is also subject to shareholder servicing fees of up to 0.25% of average daily net assets attributable to such shares and account servicing fees of

ING FUNDS TRUST                                                                3
--------------------------------------------------------------------------------

up to 0.25% of average daily net assets attributable to such shares. See "Management of the Funds -- Shareholder Servicing Plan" and "Management of the Funds -- Fund Accountant, Transfer Agent and Account Services."

                                 FUND EXPENSES

     The purpose of the following tables is to assist investors in understanding the various costs and expenses that an investor in each Fund will bear, either directly or indirectly. Each Fund's costs and expenses are based upon estimates of the Fund's operating expenses for the Fund's first fiscal year:

                                   FEE TABLE

                                                              ING U.S. TREASURY MONEY
                                                                    MARKET FUND              ING MONEY MARKET FUND
                                                            ---------------------------   ---------------------------
                                                            CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
                                                            -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price).....................   NONE      NONE      NONE      NONE      NONE      NONE
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).....................   NONE      NONE      NONE      NONE      NONE      NONE
Maximum Contingent Deferred Sales Charge
  (as a percentage of the net asset value at the time of
  redemption)(1)..........................................   NONE     5.00%     1.00%      NONE     5.00%     1.00%
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE
  DAILY NET ASSETS)
Management Fees (after waivers)*..........................  0.06%     0.06%     0.06%     0.06%     0.06%     0.06%
12b-1 Fees (after waivers)*...............................  0.00%     0.75%     0.75%     0.00%     0.75%     0.75%
Shareholder Servicing Fees................................  0.25%     0.25%     0.25%     0.25%     0.25%     0.25%
Other Expenses (after waivers)**..........................  0.35%     0.35%     0.35%     0.35%     0.35%     0.35%
                                                             ----      ----      ----      ----      ----      ----
TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***..........  0.66%     1.41%     1.41%     0.66%     1.41%     1.41%
                                                             ====      ====      ====      ====      ====      ====

------------------------------

(1) If you purchase Class B shares, you do not pay an initial sales charge but you may incur a CDSC if you redeem some or all of your Class B shares before the end of the sixth year after which you purchased such shares. The CDSC for redemptions occurring in years one through six, respectively, is 5%, 4%, 4%, 3%, 2% and 1% of the net asset value of the shares at the time of redemption. The CDSC is not imposed on the amount of any increase in your account value over the amount invested. No CDSC is charged after the sixth year. If you purchase Class C shares, you do not pay an initial sales charge but you may incur a CDSC if you redeem some or all of your Class C shares within 12 months of the calendar month of purchase. For a discussion of the Class B and C CDSC, see "Purchase of Fund Shares" in this
     Prospectus.
* Management Fees consisting of investment advisory and administrative fees (before waivers) would be 0.25% annually of the average daily net assets for each Fund. Rule 12b-1
     Fees (before waivers) would be 0.50% annually of the average daily net assets for each Fund's Class A shares. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.
**   Under the Fund Services Agreement, each Fund may pay ING
     Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. Each Fund currently waives
     0.15% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Funds' consent. (See "Management of the Funds -- Fund Accountant, Transfer Agent and Account
     Services" in the Prospectus.)
*** Total Fund Operating Expenses (before waivers) for each Fund would be 1.50% for Class A shares and 1.75% for Class B and C shares.

 4                                                               ING FUNDS TRUST
--------------------------------------------------------------------------------

EXPENSE EXAMPLES:

     The following table is provided to assist you in understanding the various costs and expenses that you would bear directly or indirectly as an investor in the Fund(s).

                                               FULL REDEMPTION*   NO REDEMPTION**
                                               ----------------   ----------------
                                               1 YEAR   3 YEARS   1 YEAR   3 YEARS
                                               ------   -------   ------   -------
ING U.S. TREASURY MONEY MARKET FUND
     Class A Shares..........................   $ 7       $21      $ 7       $21
     Class B Shares..........................   $64       $85      $14       $45
     Class C Shares..........................   $24       $45      $14       $45
ING MONEY MARKET FUND
     Class A Shares..........................   $ 7       $21      $ 7       $21
     Class B Shares..........................   $64       $85      $14       $45
     Class C Shares..........................   $24       $45      $14       $45

------------------------------

* Full Redemption. You would have paid the above expenses on a $1,000 investment, assuming a hypothetical 5% annual return and full redemption of your shares at the end of each period shown.
** No Redemption. You would have paid the above expenses on a $1,000 investment, assuming a hypothetical 5% annual return and no redemption of your shares at the end of each period shown.

     THE EXAMPLES PROVIDED SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUNDS' PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN ADDITION, WHILE THE EXAMPLES ASSUME A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN THAT IS GREATER OR LESS THAN 5%.

ING FUNDS TRUST                                                                5
--------------------------------------------------------------------------------

               THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS

     Each Fund follows its own investment policies and practices, including certain investment restrictions. The "Investment Restrictions" section of the SAI contains specific investment restrictions (the "Investment Restrictions") which govern each Fund's investments. Each Fund's investment objective and certain Investment Restrictions are fundamental policies which may not be changed without a vote of a majority of the outstanding shares, as defined under the 1940 Act, of the affected Fund. Except for the objectives and those restrictions specifically identified as fundamental, all other investment policies and practices described in this Prospectus and in the SAI are not fundamental, and may therefore be changed by the Board of Trustees without shareholder approval. There can be no assurance that either Fund will achieve its investment objective.

     ING U.S. Treasury Money Market Fund. The ING U.S. Treasury Money Market Fund seeks to provide investors with a high level of current income as is consistent with liquidity, maximum safety of principal and the maintenance of a stable $1.00 net asset value per share. The Fund seeks to achieve its objective by investing in U.S. Treasury securities and repurchase agreements collateralized fully by U.S. Treasury securities.

     In selecting debt securities for the Fund, the Sub-Adviser seeks to select those instruments that appear to have the potential to achieve the Fund's investment objective within the credit and risk tolerances established for the Fund. In accordance with those policies, the Fund invests in direct short-term obligations of the United States Treasury, which are backed by the full faith and credit of the United States Government, and repurchase agreements collateralized fully by U.S. Treasury securities. The ING U.S. Treasury Money Market Fund may also purchase securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis.

     ING Money Market Fund. The ING Money Market Fund seeks to provide investors with a high level of current income consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share. The Fund seeks to achieve its objective by investing in high quality, U.S. dollar denominated short-term obligations which are determined by the Sub-Adviser to present minimal credit risk.

     In selecting debt securities for the Fund, the Sub-Adviser seeks to select those instruments that appear to have the potential to achieve the Fund's investment objective within the credit and risk tolerances established for the Fund. In accordance with those policies, the Fund will invest in obligations permitted to be purchased under Rule 2a-7 of the 1940 Act including, but not limited to, (i) obligations of the U.S. Government or its agencies or instrumentalities; (ii) commercial paper, mortgage-backed and asset-backed securities, guaranteed investment contracts, loan participation interests, medium-term notes, and other promissory notes, including floating or variable rate obligations; and (iii) the following domestic, Yankeedollar and Eurodollar obligations: certificates of deposit, time deposits, bankers' acceptances, commercial paper, and other promissory notes, including floating or variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The Fund will invest only in issuers or instruments that at the time of purchase (i) have received the highest short-term rating by at least two nationally recognized statistical rating organizations ("NRSROs"), such as "A-1" by Standard & Poor's Corporation ("S&P") and "Prime-1" by Moody's Investors Service, Inc. ("Moody's"); (ii) are single rated and have received the highest short-term rating by a NRSRO; or (iii) are unrated, but are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Fund's Board of Trustees. The Fund may invest more than 25% of its total assets in instruments issued by domestic banks.

     The Fund may purchase securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis. The Fund may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the indebtedness thereunder to vary, and provide for periodic adjustments in the interest rate. The Fund may enter into repurchase agreements.

     In managing the Fund, the Sub-Adviser employs a number of professional money management techniques, including varying the composition of investments and the average maturity of the portfolio based upon the Sub-Adviser's assessment of the relative values of the various money market securities and future interest rate patterns. These assessments will change in response to changing economic and money market conditions and to shifts in fiscal and monetary policy. The Sub-Adviser also seeks to improve yield by taking advantage of yield disparities that regularly occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. Also, there are frequently differences in the yield between the various types of money market securities. The Fund seeks to enhance yield by purchasing and selling securities based upon these yield disparities.

     Both Funds. As a matter of fundamental policy, notwithstanding any limitation otherwise, each Fund has the ability to seek to achieve its investment objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund.

 6                                                               ING FUNDS TRUST
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     The Funds' diversification tests are measured at the time of a securities'
purchase and are calculated in accordance with Rule 2a-7 of the 1940 Act which may allow a Fund to exceed limits specified in this Prospectus for certain securities subject to guarantees or demand features. The Funds will be deemed to satisfy the maturity requirements described in this Prospectus to the extent the Funds satisfy Rule 2a-7 maturity requirements.

     It is the intention of the Funds, unless otherwise indicated, that with respect to their respective policies that are the result of the application of law, the Funds will use to their maximum advantage the flexibility that may exist as a result of rules or interpretations of the SEC of such laws currently in existence or amended or promulgated in the future.

     Both Funds may borrow up to 33 1/3% of their respective net assets for temporary purposes. The types of securities and investment practices used by the Funds are described in greater detail at "Description of Securities and Investment Practices."

                            MANAGEMENT OF THE FUNDS

     The business and affairs of each Fund are managed under the direction of the Board of Trustees. Additional information about the Trustees, as well as the Funds' executive officers, may be found in the SAI under the heading
"Management -- Trustees and Officers."
 THE MANAGER

     ING Mutual Funds Management Co. LLC, 18 Campus Boulevard, Suite 200, Newtown Square, PA 19073, serves as the manager of the Funds pursuant to a Management Agreement with the Trust. The Manager was formed on September 8, 1998, as a Delaware limited liability company and is a wholly-owned indirect subsidiary of ING Group. The Manager is registered with the SEC as an investment adviser and has no prior experience as an investment adviser to an investment company.

     Under the Management Agreement, the Manager has overall responsibility, subject to the supervision of the Board of Trustees, for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Fund by the Sub-Adviser. The Manager is also responsible for monitoring and evaluating the Sub-Adviser on a periodic basis, and will consider its performance record with respect to the investment objectives and policies of each Fund. The Manager also provides certain administrative services necessary for the Funds' operations including: (i) coordination of the services performed by the Funds' custodian, independent auditors and legal counsel; (ii) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC; (iii) preparation of proxy statements and shareholder reports for the Funds; (iv) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' officers and Board of Trustees; and (v) furnishing office space and certain facilities required for conducting the business of the Funds.

     Pursuant to the Management Agreement, the Manager is authorized to exercise full investment discretion and make all determinations with respect to the investment of a Fund's assets and the purchase and sale of portfolio securities for one or more Funds in the event that at any time no Sub-Adviser is engaged to manage the assets of a Fund. The Management Agreement may be terminated without penalty by the vote of the Board of Trustees or the shareholders of the Fund, or by the Manager, upon 60 days' written notice by any party to the Agreement and will terminate automatically if assigned as that term is described in the 1940 Act.

     The Trust pays the Manager for its services under the Management Agreement a fee, payable monthly, based on the average daily net assets of each Fund at the following annual rates:

                                          MANAGEMENT
                  FUND                       FEE
                  ----                    ----------
ING U.S. Treasury Money Market Fund.....     0.25%
ING Money Market Fund...................     0.25%

 THE SUB-ADVISER

     The Manager has entered into Sub-Advisory Agreements with the Sub-Adviser. Under the Sub-Advisory Agreements, the Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund's assets and the purchase and sale of portfolio securities and other investments. Each Sub-Advisory Agreement may be terminated without penalty by the Manager, the Board of Trustees or the shareholders of the respective Fund, or by the Sub-Adviser, on 60 days' written notice by any party to the Sub-Advisory Agreement and will terminate automatically if assigned as that term is described in the 1940 Act. The Sub-Adviser is a wholly owned indirect subsidiary of ING Group and is an affiliate of the Manager. The Manager may make changes to the sub-advisory arrangements provided that it will not make any changes that would constitute an assignment (as defined under the 1940 Act) of an advisory agreement unless such actions are permissible under the 1940 Act, the rules thereunder or pursuant to relief granted by the SEC.

     ING Investment Management LLC. The Manager has retained IIM to act as sub-adviser to the Funds. IIM is located at 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, GA 30327. IIM is a Delaware limited liability company which is

ING FUNDS TRUST                                                                7
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engaged in the business of providing investment advice to portfolios which as of
September 30, 1998, were valued at approximately $26.7 billion. IIM is registered with the SEC as an investment adviser. IIM also advises other registered investment companies.
     The Funds are managed by a team of three investment professionals led by Ms. Jennifer J. Thompson, CFA. Ms. Thompson has been employed by IIM as an investment professional since 1998 and has seven years of investment experience.

     Pursuant to the Sub-Advisory Agreements, the Manager (not the Trust) pays to the Sub-Adviser a monthly fee based on the average daily net assets of each Fund at the following annual rates:

            FUND              INVESTMENT SUB-ADVISORY FEE
            ----              ---------------------------
ING U.S. Treasury Money
  Market Fund...............             0.125%
ING Money Market Fund.......             0.125%

     The figures following show past performance of IIM in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING Money Market Fund. The performance is not necessarily representative of the past performance of the above-referenced team or any individual of the team. Information presented is based on performance data provided by IIM. The past performance does not represent the ING Money Market Fund's performance, as it is newly organized and has no performance record of its own. The table shows the total returns for a composite of the actual performance of accounts managed by IIM for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING Money Market Fund's Class A, Class B and Class C shares during its initial fiscal period as set forth in the Fee Table in this Prospectus. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the IBC's Money Fund Report First Tier Average, a weekly report tracking the performance of over 1300 taxable and tax-free money funds. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

     The composite is made up of accounts that are not subject to diversification and other requirements that apply to mutual funds indicated under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING Money Market Fund may vary in some respects. The information should not be considered a prediction of the future performance of the Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR
PERIODS ENDING SEPTEMBER 30, 1998

MONEY MARKET COMPOSITE ACCOUNT

                                                      IBC
                                                   FIRST TIER
                    CLASS A    CLASS B   CLASS C    AVERAGE
                    --------   -------   -------   ----------
1 Year                5.07%     (0.71)%    3.29%      5.06%
Since Inception*      5.03%      2.47%     4.25%      4.99%
* Inception date is August 1, 1996.

 THE DISTRIBUTOR

     ING Funds Distributor, Inc. acts as distributor and is located at 18 Campus Boulevard, Suite 200, Newtown Square, PA 19073. As distributor, the Distributor sells shares of each Fund on behalf of the Trust.
 FUND ACCOUNTANT, TRANSFER AGENT AND ACCOUNT SERVICES

     ING Fund Services has entered into a Fund Services Agreement with the Funds pursuant to which ING Fund Services will perform or engage third parties to perform transfer agency, fund accounting, account services and other services. Under the Fund Services Agreement, each Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per account for transfer agency services plus out-of-pocket expenses and up to 0.25% of each Fund's average daily net assets annually for account servicing activities. ING Fund Services may engage third parties to perform some or all of these services. Account servicing may include, but is not limited to, (i) maintaining shareholder accounts; (ii) preparing shareholders statements, confirmations and shareholder lists; (iii) mailing shareholder statements, confirmations, prospectuses, statements of additional information, annual and semi-annual reports and proxy statements; (iv) tabulating proxies; (v) disbursement of dividends and other distributions; (vi) withholding taxes on U.S. resident and non-resident accounts where applicable; (vii) preparation and filing of U.S. Treasury Department Forms 1099 and other appropriate forms by applicable statutes, rules and regulations; and (viii) providing such other similar services directly to shareholder accounts. ING Fund Services has retained DST to act as the Funds' transfer agent and First Data to act as the Funds' fund accounting agent. DST is located at 333 W. 11th Street, Kansas City, MO 64105, and First Data is located at 4400 Computer Drive, Westborough, MA 01581-5120.
 DISTRIBUTION EXPENSES

     Pursuant to a Plan of Distribution adopted by each Fund under Rule 12b-1 under the 1940 Act, each Fund pays the Distributor an annual fee of up to 0.50% of average daily net assets attributable to that Fund's Class A shares, 0.75% of average daily net assets attributable to that Fund's Class B and C shares.

 8                                                               ING FUNDS TRUST
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     The distribution fee for all classes may be used by the Distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the applicable Fund. For example, such distribution fee may be used by the Distributor: (i) to compensate broker-dealers, including the Distributor and its registered representatives, for their sale of Fund shares, including the implementation of various incentive programs with respect to broker-dealers, banks, and other financial institutions, (ii) to pay an affiliated party of the Distributor for interest and other borrowing costs incurred by the Distributor; and (iii) to pay other advertising and promotional expenses in connection with the distribution of Fund shares. These advertising and promotional expenses include, by way of example but not by way of limitation, costs of Prospectuses for other than current shareholders; preparation and distribution of sales literature; advertising of any type; expenses of branch offices provided jointly by the Distributor and affiliated companies; and compensation paid to and expenses incurred by officers, employees or representatives of the Distributor or of other broker-dealers, banks, or other financial institutions, including travel, entertainment, and telephone expenses. If the Distribution Plan is terminated by the Funds, the Board of Trustees may allow the Funds to pay the 12b-1 fees to the Distributor for distributing shares before the Plan was terminated.
 SHAREHOLDER SERVICING PLAN

     The Funds have adopted a Shareholder Servicing Plan pursuant to which it may pay a service fee up to an annual rate of 0.25% of a Fund's average daily net assets to various banks, trust companies, broker-dealers or other financial organizations including the Manager and its affiliates (collectively, "Service Organizations"). Under the Shareholder Servicing Plan, fees may be used to compensate Service Organizations who provide administrative and support services to their customers who may from time to time beneficially own shares of beneficial interest in the Fund, which may include, but is not limited to, (i) answering routine customer inquiries regarding the Fund; (ii) assisting customers in changing dividend options, account designations and addresses, and in enrolling into any of several investment plans offered by the Fund; (iii) assisting in processing purchase and redemption transactions, including arranging wire transfers, transmitting and receiving funds, and verifying customer signatures; and (iv) providing such other similar services directly to their customers to the extent permitted under applicable statutes, rules and regulations.
 OTHER EXPENSES

     Each Fund bears all costs of its operations other than expenses specifically assumed by the Manager. The costs borne by the Funds include, but are not limited to, legal and auditing expenses; Trustees' fees and expenses; insurance premiums; custodian; transfer agent, fund accounting and account servicing fees and expenses; expenses incurred in acquiring or disposing of the Funds' portfolio securities; expenses of registering and qualifying the Funds' shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Funds' portfolio securities and pricing of the Funds' shares; expenses of maintaining the Funds' legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Expenses of the Funds directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among all of the Funds in relation to the net assets of each Fund.

 PORTFOLIO TRANSACTIONS

     Pursuant to the Sub-Advisory Agreements, the Sub-Adviser places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of securities for the account of the Funds, the Sub-Adviser will seek the best execution of the Funds' orders. Purchases and sales of portfolio debt securities for the Funds are generally placed by the Sub-Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Funds. Trading of portfolio debt securities does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Sub-Adviser may cause a Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1940 Act) to the Sub-Adviser an amount of disclosed commissions for executing a securities transaction for the Funds in excess of the commissions another broker-dealer would have charged if the Sub-Adviser believes the commission paid is reasonable in relation to the value of the brokerage and research services received by the Sub-Adviser. Broker-dealers are selected on the basis of a variety of factors such as reputation, capital strength, size and difficulty of order, sale of Fund shares and research provided to the Sub-Adviser. The Sub-Adviser may allocate purchase and sales orders for portfolio securities to broker-dealers that are affiliated with the Manager, the Sub-Adviser or Distributor in agency transactions, if the Sub-Adviser believes the quality of the transaction and commissions are comparable to what they would be with other qualified brokerage firms.

ING FUNDS TRUST                                                                9
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                              FUND SHARE VALUATION

     The net asset value per share of the Funds is calculated at 4:00 p.m. (Eastern time), Monday through Friday, on each day the New York Stock Exchange and the Federal Reserve Bank of New York are open for business (a "Business Day"), which excludes the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The net asset value per share of each class is computed by dividing the value of the net assets of each class (i.e., the value of the assets less the liabilities) by the total number of outstanding shares of each class. All expenses, including fees paid to the Manager, ING Fund Services and the Distributor, are accrued daily and taken into account for the purpose of determining the net asset value. Expenses directly attributable to a Fund are charged to the Fund; other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund, or on another reasonable basis. Within each class, the expenses are allocated proportionately based on the net assets of each class, except class specific expenses which are allocated directly to the respective class.

     The Funds use the amortized cost method to value their portfolio securities and seek to maintain a constant net asset value of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. There can be no assurances that at all times the Funds' price per share can be maintained. However, the Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the $1.00 per share price of each Fund. See the SAI for a more complete description of the amortized cost method and Fund share valuation.

                            PURCHASE OF FUND SHARES

 HOW TO PURCHASE SHARES

     Purchase orders will be effected only on Business Days. A purchase order for shares must generally be received by 12:00 noon (Eastern time) for the ING U.S. Treasury Money Market Fund and by 3:00 p.m. (Eastern time) for the ING Money Market Fund (each time, a "Cut-Off Time") to be executed on the same day at the price per share next determined after receipt of such order, provided that the Funds' custodian receives federal funds or other immediately available funds by 4:00 p.m. (Eastern time) that day. Purchase orders received after a Fund's Cut-Off Time will be considered received prior to the Fund's Cut-Off Time on the following Business Day and processed accordingly.

     The minimum initial investment in a Fund is $2,000 ($1,000 for an IRA investment or any qualified plan). Any subsequent investments must be at least $50, including an IRA or qualified plan investment. All initial investments should be accompanied by a completed Account Application. An Account Application accompanies this Prospectus. A separate application is required for an IRA or qualified plan investor. All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. When you purchase shares of a Fund, please specify the class of shares that you wish to purchase. If you do not choose a class of shares, then your investment will be made in Class A shares. The Funds reserve the right to reject any purchase order. All investments may be made using any of the following methods:

     By Mail. A completed Account Application together with a check payable to ING Funds Trust should be forwarded to ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. Third party and foreign checks will not be accepted. Please include the Fund name and your account number on all checks. The remittance slip from a confirmation statement should be used for this purpose.

     Through an Authorized Broker or Investment Adviser. Shares are available to new and existing shareholders through authorized brokers and investment advisers. Authorized brokers and investment advisers may impose additional requirements and charges for the services rendered. Please contact your broker or investment adviser for instructions on purchasing shares through their organization.

     By Wire. Investments may be made directly through the use of wire transfers of Federal funds. Contact your bank and request it to wire Federal funds to the applicable Fund. In most cases, your bank will either be a member of the Federal Reserve Banking System or have a relationship with a bank that is. Your bank will normally charge you a fee for handling the transaction. To purchase shares by a Federal funds wire, please first contact the Funds at 1-877-INFO-ING to obtain a fund account number and reference number for the wire.

    The following wire instructions should be used:
     Investors Fiduciary Trust Company
     ABA 101003621
     A/C# 756-095-8
     Credit to [insert the ING Fund Name]
     For Account of [insert your ING Fund Account Number]

 10                                                              ING FUNDS TRUST
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     By Automated Clearing House.  You can purchase additional Fund shares by transferring funds from the bank account designated by you. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. To establish this feature, you must file an authorization form with the Transfer Agent. You may obtain the necessary authorization form by calling the Funds at 1-877-INFO-ING. Once the form is completed, returned, and updated to your account, you can initiate a purchase by calling the Funds at 1-877-INFO-ING with the amount of your purchase and an authorization to debit your designated account will be issued. The debit to your bank account will occur ordinarily within two banking days of your request.

 DESCRIPTION OF CLASS A SHARES

     General Information. Class A shares are offered at net asset value without an initial sales charge.

     Rule 12b-1 Fees. Pursuant to a Plan of Distribution adopted by each Fund under Rule 12b-1 under the 1940 Act, each Fund pays the Distributor an annual fee of up to 0.50% of average daily net assets attributable to that Fund's Class A shares. This fee may be lower than the amount paid in connection with the Class B, Class C and Class X shares of each Fund.

 DESCRIPTION OF CLASS B SHARES --
 CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

     General Information. The public offering price of Class B shares is the net asset value of the applicable Fund's shares. Such shares are sold without an initial sales charge so that the Fund receives the full amount of the investor's purchase. However, a CDSC will be imposed if shares are redeemed within six years of purchase. The Class B CDSC will not apply to redemptions of shares purchased by the reinvestment of dividends or capital gains distributions and may be waived under certain circumstances described below. The Class B CDSC will be assessed on the net asset value of the shares at the time of redemption. The Class B CDSC will not be imposed on the amount of any increase in your account value over the initial amount invested. The Class B CDSC is paid to the Distributor to reimburse expenses incurred in providing distribution-related services to the Fund in connection with the sale of Class B shares. Although Class B shares are sold without an initial sales charge, the Distributor normally pays a sales commission of 4.00% of the purchase price of Class B shares to the dealer from its own resources at the time of the sale. The Distributor, ING Fund Services and their agents may assign their right to receive any Class B CDSC, certain distribution, shareholder servicing and account servicing fees to an entity affiliated with the Manager that provides funding for up-front sales commission payments.

     To determine whether the Class B CDSC applies to a redemption, the Fund redeems shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions; (ii) shares held for over six years; and (iii) shares in the order they were purchased (such that shares held the longest are redeemed first). The amount of the Class B CDSC will depend on the number of years since the time you invested and the dollar amount being redeemed, according to the following schedule:

          REDEMPTION DURING             CLASS B CDSC
          -----------------             -------------
1st year after purchase...............        5%
2nd year after purchase...............        4%
3rd year after purchase...............        4%
4th year after purchase...............        3%
5th year after purchase...............        2%
6th year after purchase...............        1%

     In the table, a "year" is a 12-month period. All purchases are considered to have been made on the business day of the month in which the purchase was made.

     Waiver of Class B CDSC. The Class B CDSC will be waived in the following cases if shares are redeemed and the Transfer Agent is notified: (i) redemption of shares when a Fund exercises its right to liquidate accounts which are less than the minimum account size; (ii) redemption to pay for optional insurance coverage described in the Prospectus under "Redemption Plans -- Optional Benefit"; (iii) the death or post-purchase disability, as defined in Section 72(m)(7) of the Code (if satisfactory evidence is provided to the Fund); (iv) the portion of a mandated minimum distribution from an IRA, Simple IRA or an individual type 403(b)(7) plan equal to the percentage of your plan assets held in Class B shares of the Fund; (v) reinvested dividends and capital gains and
(vi) a Systematic Withdrawal Plan of 10% per year where the minimum distribution is $500 per month with an initial account of $20,000 or greater.

     Conversion to Class A Shares. Eight years after you purchase Class B shares of a Fund, those shares will automatically convert to Class A shares of that Fund. This conversion feature relieves Class B shareholders of the higher asset-based distribution charges that applies to these shares. The conversion is based on the relative net asset value, and no sales load or other charge is imposed. At the time of conversion, a portion of the Class B shares purchased through the reinvestment of dividends or capital gains ("Dividend Shares") will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares. Under Section 1036 of the Code, the automatic conversion of Class B shares will not result in a gain or loss to the Fund or to affected shareholders.

ING FUNDS TRUST                                                               11
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     Rule 12b-1 Fees.  Pursuant to a Plan of Distribution adopted by each Fund under Rule 12b-1 under the 1940 Act, each Fund pays the Distributor an annual fee of up to 0.75% of average daily net assets attributable to that Fund's Class B shares. This fee is higher than the amount paid in connection with the Class A shares, but the same as the amount paid in connection with the Class C and Class X shares of each Fund.
 DESCRIPTION OF CLASS C SHARES --
 LEVEL SALES CHARGE ALTERNATIVE

     General Information. The public offering price of Class C shares is the net asset value of such shares. Class C shares are sold without an initial sales charge so that the applicable Fund receives the full amount of the investor's purchase. While Class C shares do not convert to Class A shares, they are subject to a lower CDSC (1.00%) and do not have to be held for as long a time (one year) as Class B shares to avoid paying a CDSC. The Class C CDSC will be assessed on the net asset value of the shares at the time of redemption. The Class C CDSC will not be imposed on the amount of any increase in your account value over the initial amount invested. To determine whether the Class C CDSC applies to a redemption, the Fund redeems shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions;
(ii) shares held for over one year; and (iii) shares in the order they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares.

     Proceeds from the CDSC are paid to the Distributor and are used to defray its expenses related to providing distribution-related services to the applicable Fund in connection with the sale of Class C shares, such as the payment of compensation to selected broker-dealers, and for selling Class C shares. The combination of the CDSC and the Rule 12b-1 fee enables the Fund to sell the Class C shares without deduction of a sales charge at the time of purchase. Although Class C shares are sold without an initial sales charge, the Distributor pays a dealer concession equal to 1.00% of the amount invested to broker-dealers who sell Class C shares at the time the shares are sold.

     Waiver of Class C CDSC. The Class C CDSC will be waived in the following cases if shares are redeemed and the Transfer Agent is notified: (i) redemption of shares when a Fund exercises its right to liquidate accounts which are less than the minimum account size; (ii) redemption to pay for optional insurance coverage described in the Prospectus under "Redemption Plans -- Optional Benefit"; (iii) the death or post-purchase disability, as defined in Section 72(m)(7) of the Code (if satisfactory evidence is provided to the Fund); (iv) the portion of a mandated minimum distribution from an IRA, Simple IRA or an individual type 403(b)(7) plan equal to the percentage of your plan assets held in Class C shares of the Fund; (v) reinvested dividends and capital gains and
(vi) a Systematic Withdrawal Plan of 10% per year where the minimum distribution is $500 per month with an initial account of $20,000 or greater.

     Rule 12b-1 Fees. Pursuant to a Plan of Distribution adopted by each Fund under Rule 12b-1 under the 1940 Act, each Fund pays the Distributor an annual fee of up to 0.75% of average daily net assets attributable to that Fund's Class C shares. This fee is higher than the amount paid in connection with the Class A shares, but the same as the amount paid in connection with the Class B and Class X shares of each Fund.

 IRAS AND QUALIFIED RETIREMENT PLANS

     The Funds may be used as a funding medium for IRAs and Qualified Retirement Plans. Contributions are subject to prevailing limits set by the Internal Revenue Service. An annual maintenance fee is imposed per taxpayer identification number per plan type. Establishment of these accounts requires a special application. For more information, please call the Funds at 1-877-INFO-ING.
 MINIMUM ACCOUNT BALANCE

     If (i) an account opened in a Fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (ii) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the Fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a Fund determines that a shareholder has provided incorrect information in opening an account with a Fund or in the course of conducting subsequent transactions with the Fund related to such account, the Fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

                                 PURCHASE PLANS

     The Trust offers various purchase plans that make investing in additional shares of the Funds more convenient than by mail or wire. The following are the plans offered and the features of the plans. Please contact the Funds at 1-877-INFO-ING for the appropriate authorization form. These purchase plans are currently not available for investors that invest through IRAs or any qualified plans.

     ING Auto-Asset Accumulation Plan. This plan permits you to purchase Fund shares (minimum of $50 per transaction) at regular intervals selected by you. Fund shares are purchased

 12                                                              ING FUNDS TRUST
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by transferring funds from the bank account designated by you. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. To establish an Auto-Asset
Accumulation Plan account, you must file an authorization form with the Transfer Agent. You may obtain the necessary authorization form from the Funds by calling 1-877-INFO-ING. You may cancel your participation in this privilege or change the amount of purchase at any time by mailing written notification to ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416, and the notification will be effective three business days following receipt. The Fund may modify or terminate this privilege at any time or charge a service fee. No such fee currently is contemplated.

     ING Directed Federal Deposit Plan. ING Directed Federal Deposit Plan enables you to purchase Fund shares (minimum of $50 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the Federal government automatically deposited into your Fund account. You may deposit as much of such payments as you elect. To enroll in this plan you must file with the Transfer Agent a completed Directed Deposit Sign-Up Form for each type of payment that you desire to include in this plan. The appropriate form may be obtained from the Funds by calling 1-877-INFO-ING. Death or legal incapacity will terminate your participation in this plan. You may elect at any time to terminate your participation by notifying in writing the appropriate Federal agency. The Fund may terminate your participation upon 30 days' notice to you.

     ING Scheduled Payroll Investment Program. ING Scheduled Payroll Investment Program permits you to purchase Fund shares automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing ING account electronically through the Automated Clearing House system at each pay period. To establish an ING Scheduled Payroll Investment Program account, you must file an authorization form with your employer's payroll department. Your employer must complete the reverse side of the form and return it to ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. You may obtain the necessary authorization form from the Funds by calling 1-877-INFO-ING. You may change the amount of purchase or cancel the authorization only by written notification to your employer. It is the sole responsibility of your employer, not the Distributor, the Trust, the Transfer Agent or any other person, to arrange for transactions under the ING Scheduled Payroll Investment Program. Minimum investment amounts will be determined on a case-by-case basis. The Fund may modify or terminate this program at any time or charge a service fee. No such fee currently is contemplated.

                           REDEMPTION OF FUND SHARES

 HOW TO REDEEM SHARES

     Redemption orders will be effected only on Business Days. A redemption order for shares of a Fund must generally be received by such Fund's Cut-Off Time to be executed on the same day at the price per share next determined after receipt of such order. Redemption orders received after a Fund's Cut-Off Time will be considered received prior to the Fund's Cut-Off Time on the following Business Day and processed accordingly. Shares will be redeemed without charge (except any applicable CDSC). The CDSC applicable to the Class B and C shares is described under "Purchase of Fund Shares." In the instance where a shareholder owns more than one class of shares and the shares being redeemed are not subject to the CDSC, those shares with the highest Rule 12b-1 fee will be redeemed in full prior to any redemption of shares with a lower Rule 12b-1 fee.

     Where purchases are made by check in any Fund, redemption proceeds will be made available immediately upon clearance of the purchase check, which may take up to 15 calendar days. Shareholders may avoid this delay by investing through wire transfers of Federal funds. During the period prior to the time the shares are redeemed, dividends on the shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.

     Once the shares are redeemed, a Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Funds may, however, take up to seven days to make payment. This will not be the customary practice. Also, if the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the SEC merits such action, the Funds may suspend redemptions or postpone payment dates. No interest or additional dividends will be earned on amounts represented by uncashed redemption checks or misapplied wire payments.

     To ensure acceptance of your redemption request, it is important to follow the procedures described below. Although the Funds have no present intention to do so, the Funds reserve the right to refuse or to limit the frequency of any telephone or wire redemptions. Of course, it may be difficult to place orders by telephone during periods of severe market or economic change, and a shareholder should consider alternative methods of communications, such as couriers. The Funds may modify or terminate their services and provisions at any time. If the Funds terminate any particular service, they will do so only
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after giving written notice to shareholders. Redemption by mail will always be available to shareholders. Under certain circumstances described below, a signature guarantee may be required. You may redeem your shares using any of the following methods:

     By Mail. You may redeem your shares by sending a letter directly to ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. To be accepted, a letter requesting redemption must include: (i) the Fund name and account registration from which you are redeeming shares; (ii) your account number; (iii) the amount to be redeemed and (iv) the signatures of all registered owners. A signature guarantee may be required as indicated below. Corporations, partnerships, trusts or other legal entities will be required to submit additional documentation.

     By Telephone. You may redeem your shares by calling the Funds at 1-877-INFO-ING. You should be prepared to give the telephone representative the following information: (i) your account number, social security number and account registration; (ii) the Fund name from which you are redeeming shares; and (iii) the amount to be redeemed. The conversation may be recorded to protect you and the Funds. Telephone redemptions are available unless the shareholder specifically declines this option on the Account Application and may only be sent to the address of record or preassigned wire instructions. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Funds fail to employ such reasonable procedures, they may be liable for any loss, damage or expense arising out of any telephone transactions purporting to be on a shareholder's behalf. In order to assure the accuracy of instructions received by telephone, the Funds require some form of personal identification prior to acting upon instructions received by telephone, record telephone instructions and provide written confirmation to investors of such transactions. Telephone redemptions will be suspended for a period of 15 days following a telephone address change.

     By Wire. You may instruct the Funds to send your redemption proceeds via a wire transmission to your personal bank. Your instructions should include: (i) your account number, social security number and account registration; (ii) the Fund name from which you are redeeming shares; and (iii) the amount to be redeemed. Your bank may charge you a fee for receiving a wire payment on your behalf.

     Through an Authorized Broker or Investment Adviser. You may redeem your shares by contacting your authorized broker or investment adviser and instructing him or her to redeem your shares. He or she will then contact ING Fund Services and place a redemption trade on your behalf.

     Check Writing. A check redemption ($100 minimum, no maximum) feature is available. Checks are free and a Checkwriting Authorization and Signature Card may be obtained from the Fund by contacting the Funds at 1-877-INFO-ING. It is not possible to use a check to close out your account since additional shares accrue daily. Checks will be issued upon receipt of a properly completed Authorization and Signature Card. There will be a $20.00 charge for each returned check debited from your account. Checks will be mailed by the Transfer Agent by first class mail.

     Certain of the above-mentioned redemption services may not be available for clients of authorized brokers or investment advisers or for IRAs. These clients should contact their representative.

 SIGNATURE GUARANTEES

     A signature guarantee is designed to protect the investor, the Trust, the Distributor, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of ING Funds. Signature guarantees are required for: (i) redemptions by mail in excess of $50,000; (ii) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (iii) written redemptions requesting proceeds to be sent by wire to other than the bank of record for the account;
(iv) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 15 days; (v) requests to transfer the registration of shares to another owner; (vi) telephone exchange and telephone redemption authorization forms; (vii) changes in previously designated wiring instructions; and (viii) written redemptions or exchanges of shares previously reported as lost/abandoned property, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

     Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (i) a signature guarantee with a medallion stamp of the STAMP Program, or (ii) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should call the Funds at 1-877-INFO-ING.
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 REDEMPTION IN KIND

     All redemptions of shares of the Funds shall be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of a Fund during any 90-day period of up to the lesser of $250,000 or 1% of the net assets of that Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy of the Funds that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Funds make payment, in whole or in part, in securities or other assets, in case of an emergency or any time a cash distribution would impair the liquidity of a Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner in which the securities of that Fund are valued. If the recipient were to sell such securities he or she may receive more or less than the value of such securities as determined above, and might incur brokerage charges.

                                REDEMPTION PLANS

     The Trust offers various redemption plans that make redeeming shares of the Funds more convenient than by mail or wire. The following are the plans offered and the features of the plans. Please contact the Funds at 1-877-INFO-ING for the appropriate authorization form. These redemption plans are currently not available for investors that invested through IRAs or any qualified plans.

     Systematic Withdrawal Plan. An owner of $10,000 or more of a Fund may elect to have periodic redemptions from his or her account to be paid on a monthly, quarterly, semi-annual or annual basis. The minimum periodic payment is $50. A sufficient number of shares to make the scheduled redemption will normally be processed on the selected day of the selected month(s). Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.

     ING "Bank to Bank" Transfer Plan. You may request by telephone that redemption proceeds (minimum $500 per day) be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House member may be designated. Redemption proceeds will be on deposit in your account at an Automated Clearing House member bank ordinarily two days after receipt of the redemption request. Holders of jointly registered Fund or bank accounts may redeem through the plan for transfer to their bank account not more than $250,000 within any 30-day period.

     Optional Benefit. ING Group, an affiliate of ING Group, or an unrelated third party (the "Insurer") may make certain life insurance coverage available to certain persons on whose behalf shares of the Funds are purchased. The benefits of this coverage payable at death will be related to the amounts paid to purchase shares and to the value of the shares held for the benefit of the insured persons. Therefore, coverage will terminate if all shares are redeemed.

     Purchasers of the life insurance coverage will be required to authorize periodic redemptions of Fund shares to pay the premiums for such coverage. Such redemptions will not be subject to CDSCs, but will have the same tax consequences as any other Fund redemptions.

     This life insurance coverage will be available to eligible persons who enroll for the coverage within a limited time period after shares in any Fund are initially purchased or transferred. In addition, coverage cannot be made available unless the Insurer knows for whose benefit shares are purchased. For instance, coverage cannot be made available for shares registered in the name of your broker unless the broker provides the Insurer with information regarding the beneficial owners of such shares. Other restrictions on the coverage will apply, such as the age of the persons upon whose life the coverage is issued. This insurance coverage may not be available in all states and may be subject to additional restrictions or limitations on coverage. Purchasers of shares should also make themselves familiar with the impact on the life coverage of purchasing additional shares, reinvestment of dividends and capital gains distributions and redemptions. Please call 1-877-INFO-ING for more information and application forms for this program.

                            EXCHANGE OF FUND SHARES

     General Information. The Funds offer several convenient ways to exchange shares in one Fund for shares in the same class of another Fund in the Trust.
All exchanges will be made based on the net asset value next determined following receipt of the request by a Fund in good order, plus with regard to Class A shares, any applicable sales charge. If a shareholder exchanges shares subject to a CDSC (being either Class B or Class C shares) for the same shares of a different ING Fund, the transaction will not be subject to a CDSC. However, when shares acquired through the exchange are
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redeemed out of the ING Family of Funds, then the shareholder will be treated as if no exchange took place for the purpose of determining the CDSC period and applying the CDSC.

     A new account opened by exchange must be established with the same name(s), address and social security number as the existing account. Before engaging in an exchange transaction, a shareholder should read carefully the prospectus describing the Fund into which the exchange will occur, which is available without charge and can be obtained by calling the Funds at 1-877-INFO-ING. A shareholder may not exchange shares of one Fund for shares of another Fund if the new Fund is not qualified for sale in the state of the shareholder's residence. The Trust may terminate or amend the terms of the exchange privilege at any time upon at least 60 days' prior written notice to shareholders of any modification or termination of the exchange privilege.

     An exchange is taxable as a sale of a security on which a gain or loss may be recognized. Shareholders will receive written confirmation of the exchange following completion of the transaction. You may exchange your shares using any of the following methods:

     Exchange by Mail. To exchange Fund shares by mail, simply send a letter of instruction to the Fund. The letter of instruction must include: (i) your account number; (ii) the Fund from and the Fund into which you wish to exchange your investment; (iii) the dollar or share amount you wish to exchange; and (iv) the signatures of all registered owners or authorized parties.

     Exchange by Telephone. To exchange Fund shares by telephone or if you have any questions simply call the Funds at 1-877-INFO-ING. You should be prepared to give the telephone representative the following information: (i) your account number, social security or tax identification number and account registration;
(ii) the name of the Fund from and the Fund into which you wish to transfer your investment; and (iii) the dollar or share amount you wish to exchange. Telephone exchanges are available unless the shareholder specifically declines this option on the Account Application. Telephone exchanges will be suspended for a period of ten days following a telephone address change. See "Redemption of Fund
Shares -- By Telephone" for a discussion of telephone transactions generally.

     Auto-Exchange Privilege. The Auto-Exchange Privilege enables you to invest regularly (on a monthly, quarterly, semi-annual or annual basis), in exchange for shares of the Fund, in shares of certain other funds in the ING Family of Funds of which you are a shareholder. The amount you designate, which can be expressed either in terms of a specific dollar or share amount ($50 minimum), will be exchanged automatically on the first and/or fifteenth day of the month according to the schedule you have selected. Shares will be exchanged at the then-current net asset value; however, a sales load may be charged with respect to exchanges into funds sold with a sales load. The right to exercise this privilege may be modified or canceled by the Fund or the Transfer Agent. You may modify or cancel your exercise of this privilege at any time by mailing written notification to the ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. The Fund may charge a service fee for the use of this privilege. No such fee currently is contemplated. For more information concerning this privilege and the funds in the ING Family of Funds eligible to participate in this privilege, or to obtain a Auto-Exchange Authorization Form, please call the Funds at 1-877-INFO-ING.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

 DIVIDENDS AND DISTRIBUTIONS

     Dividends and distributions will be reinvested in the respective shares of the Funds at net asset value, unless you elect to receive such dividends and distributions in cash five full business days prior to the record date. Dividends declared in, and attributable to, the preceding period will be paid within five business days after the end of the period. Investors who redeem all or a portion of Fund shares prior to a dividend payment date will be entitled on the next dividend payment date to all dividends declared but unpaid on those shares at the time of their redemption.

     If you elect to receive distributions in cash, and if your checks are returned and marked as "undeliverable", or remain uncashed for six months, then your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

     You also may elect to automatically invest dividend and capital gains distributions, if any, paid by the Funds in shares of another Fund in the Trust of which you are a shareholder. Shares of the other Fund will be purchased at the then-current net asset value.

     You also may elect to transfer electronically dividend and/or capital gains distributions, if any, from the Funds to a designated bank account. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. Banks may charge a fee for this service.

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     The above described elections may be made either on the Account Application or by calling the Funds at 1-877-INFO-ING.
 TAX MATTERS

     All Funds. Each Fund intends to qualify and elect to be treated as a regulated investment company and intends to continue to qualify to be treated as a regulated investment company for each taxable year pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying and electing, each Fund generally will not be subject to federal income tax to the extent that it distributes investment company taxable income and net realized capital gains in the manner required under the Code.

     Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes, among other items, dividends and interest and the excess, if any, of net short-term capital gains (generally including any net option premium income) over net long-term capital losses). The Funds will declare distributions of such income daily and pay those dividends monthly. Each Fund intends to distribute, at least annually, substantially all net capital gains (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

     As long as the Funds qualify as regulated investment companies for federal income tax purposes, each Fund, in computing its income subject to federal income tax, is entitled to deduct all dividends other than "preferential" dividends paid by it to shareholders during the taxable year. "Preferential" dividends are dividends other than dividends which have been distributed to shareholders pro rata without preference to any share of the Fund as compared with other shares of the same class and without preference to one class of shares as compared with another, except in accordance with the former's dividend rights as a class. The Funds believe that a multiple-class structure having all of the features of the multiple-class structure of each of the Funds would not result in dividends being treated as "preferential." The Funds' belief is not binding on the Internal Revenue Service (the "IRS"), no ruling has been obtained by the Funds from the IRS on the matter and there can be no guarantee that the IRS will agree with the Funds on this matter. The Funds' belief is based on the application of current federal income tax law and relevant authorities, and subsequent changes in federal tax law or judicial or administrative decisions or pronouncements may supercede or affect the Funds' conclusions. The Funds do not believe that a multiple-class structure having all of the features of the multiple-class structure of each of the Funds has been considered by the IRS in other rulings. If dividends declared and paid by a Fund on any class of shares were to be treated as "preferential," dividends paid by the Fund to shareholders on all classes, of shares during the taxable year would become non-deductible. In this event, the Fund would not be treated as a regulated investment company and the Fund would be taxed on its net income, without any deductions for dividends paid to its shareholders. The resulting federal and state income tax liability, and any related interest and penalties, would be payable from and to the extent of such Fund's then available assets and ultimately would be borne by all current shareholders. The treatment of dividends declared and paid during the taxable year on any class of shares as preferential, and the resulting failure of a Fund to be treated as a regulated investment company, could have additional personal income tax consequences for shareholders of the Fund, including the taxation of distributions as ordinary income that otherwise would have been classified as net capital gains.

     Distributions of net investment company taxable income (regardless of whether derived from dividends, interest or short-term capital gains) generally will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains designated by a Fund as capital gain distributions will be taxable as long-term capital gains, regardless of how long a shareholder has held his Fund shares. Distributions are taxable in the same manner whether received in additional shares or in cash.

     Earnings of the Funds not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of this tax, each Fund intends to comply with this distribution requirement.

     A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund during October, November, or December of that year to shareholders of record in such a month and paid by a Fund during January of the following calendar year. Such distributions will be treated as received by shareholders (and therefore taxable) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

     A redemption is a taxable transaction on which gain or loss may be recognized. Any gain or loss realized by a shareholder upon the sale or other disposition of shares of a Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss which will be long-term or short-term generally depending upon the shareholder's holding period of the shares. A loss realized by a shareholder on a redemption, sale, or exchange of shares of a Fund with respect to which capital gain dividends have been paid will be characterized as a long-term capital loss to the extent of such capital gain dividends.

     The Funds may be required to withhold for Federal income tax ("backup withholding") 31% of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct taxpayer identification number or to make required certifications, or where a Fund or shareholder
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has been notified by the IRS that the shareholder is subject to backup withholding. Most corporate shareholders and certain other shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

     Shareholders will be notified annually by the Funds as to the Federal tax status of distributions made by the Funds in which they invest. Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Foreign shareholders may, for example, be subject to special withholding requirements. Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as IRAs. SHAREHOLDERS SHOULD CONSULT THEIR OWN TAX ADVISERS AS TO THE FEDERAL, STATE AND LOCAL TAX CONSEQUENCES OF OWNERSHIP OF SHARES OF THE FUNDS IN THEIR PARTICULAR CIRCUMSTANCES.

               DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES

     The following is a description of investment practices of the Funds and the securities in which they may invest:

     U.S. Treasury Obligations (Both Funds). Each Fund may invest in U.S. Treasury obligations, whose principal and interest are backed by the full faith and credit of the United States Government. U.S. Treasury obligations consist of bills, notes and bonds, and separately traded interest and principal component parts of such obligations known as STRIPS, which generally differ in their interest rates and maturities. U.S. Treasury bills, which have original maturities of up to one year, notes, which have maturities ranging from two years to 10 years, and bonds, which have original maturities of 10 to 30 years, are direct obligations of the United States Government. In accordance with Rule 2a-7, the Fund's investments in these securities are limited to those having a remaining maturity not exceeding 13 months (397 days).

     U.S. Government Securities (ING Money Market Fund Only). U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government securities include debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies and instrumentalities. Some types of U.S. Government securities are supported by the full faith and credit of the United States Government or U.S. Treasury guarantees, such as mortgage-backed certificates guaranteed by the Government National Mortgage Association ("GNMA"). Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States Government, the investor in the obligation must look to the agency issuing or guaranteeing the obligation for ultimate repayment. In accordance with Rule 2a-7, the Fund's investments in these securities are limited to those having a remaining maturity not exceeding 13 months (397 days).

     Commercial Paper (ING Money Market Fund Only). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by both domestic and foreign bank holding companies, corporations and financial institutions and United States Government agencies and instrumentalities. All commercial paper purchased by the Fund is, at the time of investment (i) given the highest short-term rating by at least two NRSROs, such as "A-1" by S&P and "Prime-1" by Moody's; (ii) single rated and given the highest short-term rating by a NRSRO; or (iii) unrated, but determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Fund's Board of Trustees.

     Corporate Debt Securities (ING Money Market Fund Only). The Fund may purchase corporate debt securities, subject to the rating and quality requirements specified in Rule 2a-7. The Fund may invest in both United States dollar denominated rated commercial paper and corporate debt obligations of foreign issuers that meet the same quality criteria applicable to investments by the Fund in commercial paper and corporate debt obligations of domestic issuers. These investments, therefore, are not expected to involve significant additional risks as compared to the risks of investing in comparable domestic securities. Generally, all foreign investments carry with them both opportunities and risks not applicable to investments in securities of domestic issuers, such as risks of foreign political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, changes in foreign governmental attitudes toward private investment (possibly leading to nationalization, increased taxation, or confiscation of foreign assets) and added difficulties inherent in obtaining and enforcing a judgment against a foreign issuer of securities should it default. In accordance with Rule 2a-7, the Fund's investments in these securities are limited to those having a remaining maturity not exceeding 13 months (397 days).

     Domestic and Foreign Bank Obligations (ING Money Market Fund Only). These obligations include but are not limited to certificates of deposit, commercial paper, Yankeedollar certificates of deposit, bankers' acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium-term deposit notes. The Fund will not invest in any obligations of its affiliates, as defined under the 1940 Act.
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     The Fund limits its investment in United States bank obligations to obligations of United States banks (including foreign branches). The Fund limits its investment in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks) which, in the opinion of the Sub-Adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Fund. There is no limitation on the amount of the Fund's assets which may be invested in obligations of domestic banks.

     Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing from two days through seven days may not exceed 10% of the value of the total assets of the Fund.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of the United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations, that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks, or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not subject to examination by any United States Government agency or instrumentality.

     STRIPS and Zero Coupon Securities (Both Funds). Each Fund may invest in separately traded principal and interest components of securities backed by the full faith and credit of the United States Treasury. The principal and interest components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities. In accordance with Rule 2a-7, the Fund's investments in these securities are limited to those with maturity components not exceeding 13 months (397 days).

     A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

     Variable Rate Demand Obligations (ING Money Market Fund Only). Variable rate demand obligations generally have a maturity of longer than 397 days, but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. To the extent this period is exceeded, the obligation in question would be considered illiquid.

     Generally, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity. The remarketing agent is typically a financial intermediary that has agreed to perform these services. Variable rate master demand obligations permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. Because the obligations are direct lending arrangements between the Fund and the borrower, they will not generally be traded, and there is no secondary market for them, although they are redeemable (and thus immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. The borrower also may prepay up to the full amount of the obligation without penalty. In determining dollar-weighted average portfolio maturity, a variable rate master demand obligation will be deemed to have a maturity equal to the shorter of the period of time remaining until the next readjustment of the interest rate or the period of time remaining until the principal amount can be recovered from the issuer on demand.

     While master demand obligations, as such, are not typically rated by credit rating agencies, if not so rated, the Fund may, under its minimum rating standards, invest in them only if, in the opinion of the Sub-Adviser, they are of an investment quality comparable to other debt obligations in which the Fund may invest and are within the credit quality policies, guidelines and procedures established by the Fund's Board of Trustees. See the SAI for further details on variable rate demand obligations and variable rate master demand obligations.

     Mortgage-Backed Securities/Mortgage Pass-Through Securities (ING Money Market Fund Only). Many mortgage-backed securities are mortgage pass-through securities, which are securities representing interests in "pools" of mortgages in which payments of both interest and
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principal on the securities are made periodically, in effect "passing through"
periodic payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities and possibly others). Such instruments differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity.

     Timely payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government, as in the case of securities guaranteed by the GNMA, or guaranteed by agencies or instrumentalities of the U.S. Government, as in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations and not by the full faith and credit of the U.S. Government. For more information on GNMA certificates and FNMA and FHLMC mortgage-backed obligations, see "Mortgage-Backed Securities" in the SAI.

     The Fund may only purchase mortgage-backed securities to the extent they meet the maturity and quality requirements of Rule 2a-7.

     Risk Of Mortgage-Backed Securities (ING Money Market Fund Only). Although mortgage loans constituting a pool of mortgages, such as those underlying GNMA certificates, may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. In the case of mortgage pass-through securities such as GNMA certificates or FNMA and FHLMC mortgage-backed obligations, or modified pass-through securities such as collateralized mortgage obligations issued by various financial institutions, early repayment of principal arising from prepayments of principal on the underlying mortgage loans due to the sale of the underlying property, the refinancing of the loan, or foreclosure may expose a security to a lower rate of return upon reinvestment of the principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-backed security.

     Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-backed security. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-backed securities will vary based upon the prepayment experience of the underlying pool of mortgages.

     With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian's policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities such as those of FHLMC and FNMA trade in book-entry form and are not subject to this risk of delays in timely payment of income. The Fund may only purchase mortgage-backed securities to the extent they meet the maturity and quality requirements of Rule 2a-7.

     Asset-Backed Securities (ING Money Market Fund Only). The Fund is permitted to invest in asset-backed securities, subject to the rating and quality requirements of Rule 2a-7. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. Consistent with the Fund's investment objectives, policies and quality standards, the Fund may invest in these and other types of asset-backed securities which may be developed in the future.

     Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.

     Other Mutual Funds (Both Funds). Each Fund may invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund, and will not, in the aggregate, exceed 10% of the Fund's net assets. The purchase of securities of other mutual funds results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs and investment advisory and administrative fees.

     Guaranteed Investment Contracts (ING Money Market Fund Only). The Fund may also make limited investments in guaranteed investment contracts ("GIC") issued by U.S.

 20                                                              ING FUNDS TRUST
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insurance companies. The Fund will purchase a GIC only when the Sub-Adviser has determined, under guidelines established by the Board of Trustees, that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by certain NRSROs.

     "When-Issued" and "Forward Commitment" Transactions (Both Funds). Each Fund may purchase securities on a when-issued and delayed-delivery basis and may purchase or sell securities on a forward commitment basis. When-issued or delayed-delivery transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment transaction is an agreement by a Fund to purchase or sell securities at a specified future date. When a Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed-delivery transactions and forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by a Fund until it receives payment or delivery from the other party to the transaction. A separate account containing liquid assets equal to the value of purchase commitments will be maintained until payment is made. Such transactions have the effect of leverage on the Fund and may contribute to volatility of a Fund's net asset value. For further information, see the SAI.

     Loans of Portfolio Securities (Both Funds). To increase current income, each Fund may lend its portfolio securities in an amount up to 33 1/3% of each such Fund's total assets to brokers, dealers and financial institutions, provided certain conditions are met, including the condition that each loan is secured continuously by collateral maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned. These transactions involve a loan by the applicable Fund and are subject to the same risks as repurchase agreements. For further information, see the SAI.

     Repurchase Agreements (Both Funds). The Funds may enter into repurchase agreements with any bank and broker-dealer which, in the opinion of the Trustees, presents a minimal risk of bankruptcy. Under a repurchase agreement a Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed upon yield. The agreements will be fully collateralized and the value of the collateral, including accrued interest, marked-to-market daily. The agreements may be considered to be loans made by the purchaser, collateralized by the underlying securities. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of securities. The Funds may not invest more than 10% of its net assets in repurchase agreements maturing in more than seven business days. For more information about repurchase agreements, see "Investment Policies" in the SAI.

     Borrowing (Both Funds). Each Fund may borrow up to 33 1/3% of its net assets for temporary purposes. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Fund's shares. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     Securities purchased on a when-issued or delayed delivery basis will not be subject to the Fund's borrowing limitations to the extent that the Fund establishes and maintains liquid assets in a segregated account with the Trust's custodian equal to the Fund's obligations under the when-issued or delayed delivery arrangement.

                        RISKS OF INVESTING IN THE FUNDS

     General. The Funds attempt to maintain a constant net asset value of $1.00 per share, although there can be no assurance that they will always be able to do so. The Funds may not achieve as high a level of current income as other funds that do not limit their investment to the high quality securities in which the Funds invest.

     There is, of course, no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products. In order to attempt to minimize that risk, the Sub-Adviser monitors developments in the economy, the securities markets, and with each particular issuer. Also, as diversified Funds, each Fund is managed within certain limitations that restrict the amount of the Fund's investment in any single issuer.

     Year 2000. Like other funds and business organizations around the world, the Funds could be adversely affected if the computer systems used by the Manager and the Funds' other service providers do not properly process and calculate date-

ING FUNDS TRUST                                                               21
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related information for the Year 2000 and beyond. The Funds have been informed that the Manager, and the Funds' other service providers (i.e., Sub-Adviser, Administrator, Transfer Agent, Fund Accounting Agent, Distributor and Custodian) have developed and are implementing clearly defined and documented plans to minimize the risk associated with the Year 2000 problem. These plans include the following activities: inventorying of software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems and retesting for Year 2000 readiness. In addition, the service providers are obtaining assurances from their vendors and suppliers in the same manner. Non-compliant Year 2000 systems upon which the Funds are dependent may result in errors and account maintenance failures. The Funds have no reason to believe that (i) the Year 2000 plans of the Manager and the Funds' other service providers will not be completed by December, 1999, and (ii) the costs currently associated with the implementation of their plans will have material adverse impact on the business, operations or financial condition of the Funds or their service providers.

     In addition, the Year 2000 problem may adversely affect the companies in which the Funds invest. For example, these companies may incur substantial costs to correct the problem and may suffer losses caused by data processing errors. Since the ultimate costs or consequences of incomplete or untimely resolution of the Year 2000 problem by the Funds' service providers are unknown to the Funds at this time, no assurance can be made that such costs or consequences will not have a material adverse impact on the Funds or their service providers.

     The Funds and the Manager will continue to monitor developments relating to the Year 2000 problem, including the development of contingency plans for providing back-up computer services in the event of a systems failure.

                               OTHER INFORMATION

 CAPITALIZATION

     ING Funds Trust was organized as a Delaware business trust on July 30, 1998 and currently consists of 20 separately managed portfolios, each of which is divided into Class A, B, C, and X shares. The Board of Trustees may establish additional portfolios in the future. The capitalization of the Funds consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Funds are fully paid, non-assessable and freely transferable.
 VOTING

     Shareholders have the right to vote in the election of Trustees and on any and all matters on which, by law or under the provisions of the Trust Instrument, they may be entitled to vote. The Funds are not required to hold regular annual meetings of shareholders and do not intend to do so.

     The Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Funds may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Funds and in connection with such meeting to comply with the shareholders' communications provisions of Section 16(c) of the Act. See "Other Information -- Voting Rights" in the SAI.

     Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in the Prospectus, the phrase "vote of a majority of the outstanding shares" of a Fund (or the Funds) means the vote of the lesser of: (i) 67% of the shares of a Fund (or the Funds) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (ii) more than 50% of the outstanding shares of a Fund (or the Funds).

 PERFORMANCE INFORMATION

     A Fund may, from time to time, include its yield and total return in advertisements or reports to shareholders or prospective investors. The methods used to calculate the yield and total return of the Funds are mandated by the SEC.

     Quotations of "yield" for a Fund will be based on the investment income per share (including dividends and interest) during a particular seven day period or thirty day period, less expenses accrued per share during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period, the yield is then annualized. When a yield assumes that income earned is reinvested, it is called an effective yield. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     Quotations of yield reflect only a Fund's performance during the particular period on which the calculations are based. Yield for a Fund will vary based on changes in market conditions, the level of interest rates and the level of that Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

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     Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in that Fund over periods of since inception, 1, 3, 5 and 10 years (up to the life of that Fund), reflect the deduction of a proportional share of Fund expenses (on an annual basis), and assume that all dividends and distributions are reinvested when paid.

     Performance information for a Fund may be compared to various unmanaged indices, such as those indices prepared by Lipper Analytical Services, Morningstar, IBC Financial Data, Inc., and other entities or organizations which track the performance of investment companies. Any performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the Funds and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future. For a description of the methods used to determine yield and total return for Funds, see the SAI.
 ACCOUNT SERVICES

     All transactions in shares of the Funds will be reflected in a quarterly statement for each shareholder. In those cases where a Service Organization or its nominee is the shareholder of record of shares purchased for its customer, the Funds have been advised that the statement may be transmitted to the customer at the discretion of the Service Organization.

     DST acts as the Funds' transfer agent pursuant to a Services Agreement with ING Fund Services. ING Fund Services (not the Funds) compensates DST for providing personnel and facilities to perform dividend disbursing and transfer agency-related services for the Funds.
 CUSTODIAN

     Investors Fiduciary Trust Co. acts as the Funds' custodian. Pursuant to the Custodian Agreement, the custodian is responsible for holding each Fund's cash and portfolio securities. The custodian may enter into sub-custodian agreements with certain qualified banks.
 CODE OF ETHICS

     The Code of Ethics of the Manager and the Funds prohibits all affiliated personnel from engaging in personal investment activities which compete with or attempt to take advantage of a Fund's planned portfolio transactions. Both organizations maintain careful monitoring of compliance with the Code of Ethics.
 COUNSEL

     Paul, Weiss, Rifkind, Wharton & Garrison serves as counsel for the Trust and from time to time provides advice to the Manager.
 SHAREHOLDER INQUIRIES

     All written shareholder inquiries should be directed to the Funds at ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. Alternatively, you may call the Funds at 1-877-INFO-ING.

                                                     Rule 497 (c)
                                                     Registration No. 333-59745


ING FUNDS TRUST                                                       PROSPECTUS
P.O. BOX 1239
MALVERN, PA 19355-9836
GENERAL & ACCOUNT INFORMATION: 1-877-INFO-ING OR 1-877-463-6464

     This Prospectus describes thirteen funds (each, a "Fund" and, collectively, the "Funds") of the ING Funds Trust (the "Trust"), managed by ING Mutual Funds Management Co. LLC, a Delaware limited liability company (the "Manager"). The Manager has delegated certain of its investment advisory activities to the sub-advisers described herein (each a "Sub-Adviser", and collectively, the "Sub-Advisers"). The Manager and its Sub-Advisers are wholly-owned indirect subsidiaries of ING Groep, N.V. ("ING Group"). The Funds and their investment objectives are:

     Each of the ING Large Cap Growth Fund, ING Mid Cap Growth Fund, ING Small Cap Growth Fund, ING International Equity Fund, ING Emerging Markets Equity Fund, ING European Equity Fund, ING Focus Fund, ING Global Brand Names Fund and ING Global Information Technology Fund seeks to provide investors with long-term capital appreciation.

     Each of the ING Growth & Income Fund, ING Balanced Fund and ING Global Real Estate Fund seeks to provide investors with high total return.

     The ING Tax Efficient Equity Fund seeks to provide taxable investors with a high total return on an after-tax basis.

     Each Fund offers four different classes of shares--Class A shares, Class B shares, Class C shares and Class X shares. The Class X shares are offered in this Prospectus and may be purchased only by certain qualified investors (including, but not limited to, IRAs, Roth IRAs, Education IRAs, SEP IRAs, Simple IRAs and 403(b)(7) plans). The Class A, Class B and Class C shares are offered under a separate prospectus. Shares of the Funds are sold to the public by ING Funds Distributor, Inc. (the "Distributor").

--------------------------------------------------------------------------------

     SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ING GROUP OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY AND MAY INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE NET ASSET VALUE OF THE FUNDS WILL FLUCTUATE FROM TIME TO TIME. THERE CAN BE NO ASSURANCE THAT THE FUNDS' INVESTMENT OBJECTIVES WILL BE ACHIEVED.

--------------------------------------------------------------------------------

     This Prospectus sets forth concisely the information a prospective investor should know before investing in the Funds and should be read and retained for information about each Fund. A statement of additional information (the "SAI"), dated October 30, 1998, containing additional and more detailed information about the Funds, has been filed with the Securities and Exchange Commission ("SEC") and is hereby incorporated by reference into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding the Funds. The SAI is also available without charge and can be obtained by writing or calling the Funds at the address and telephone number printed above.

--------------------------------------------------------------------------------

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                                October 30, 1998

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
HIGHLIGHTS..................................................    1
FUND EXPENSES...............................................    5
THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS..........   13
MANAGEMENT OF THE FUNDS.....................................   16
FUND SHARE VALUATION........................................   22
PURCHASE OF FUND SHARES.....................................   22
REDEMPTION OF FUND SHARES...................................   24
EXCHANGE OF FUND SHARES.....................................   25
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS....................   26
DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES..........   27
RISKS OF INVESTING IN THE FUNDS.............................   35
OTHER INFORMATION...........................................   38

ING FUNDS TRUST                                                                1
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                                   HIGHLIGHTS

 THE FUNDS

     Each Fund is a separate investment fund or portfolio, commonly known as a mutual fund. The Funds are portfolios of the ING Funds Trust (the "Trust"), a Delaware business trust organized under the laws of the State of Delaware as an open-end management investment company on July 30, 1998. The Trust's Board of Trustees oversees the overall management of the Funds and elects the officers of each Fund.

 INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

     This Prospectus describes thirteen funds managed by ING Mutual Funds Management Co. LLC (the "Manager") and sub-advised by the applicable Sub-Adviser. Each Fund has a distinct investment objective and policies. There can be no assurance that any Fund will achieve its investment objective.

     ING Large Cap Growth Fund. The ING Large Cap Growth Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of large companies (i.e., companies with market capitalizations of more than $1 billion at the time of acquisition).

     ING Growth & Income Fund. The ING Growth & Income Fund seeks to provide investors with high total return. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities. As a general matter, the Fund expects these investments to earn income.

     ING Mid Cap Growth Fund. The ING Mid Cap Growth Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of medium-sized companies (i.e., companies with market capitalizations falling within the Russell Mid Cap Index at the time of acquisition).

     ING Small Cap Growth Fund. The ING Small Cap Growth Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of smaller companies (i.e., companies with market capitalizations falling within the Russell 2500 Growth at the time of acquisition).

     ING Balanced Fund. The ING Balanced Fund seeks to provide investors with high total return. The Fund primarily invests in a combination of mid- and large-capitalization equity securities, intermediate-maturity fixed income securities and money market instruments. The average maturity of the fixed income securities in the Fund will, under normal circumstances, be approximately five years, although this will vary with changing market conditions.

     ING Global Brand Names Fund. The ING Global Brand Names Fund is a non-diversified fund that seeks to provide investors with long-term capital appreciation. Under normal conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies located in at least three different countries including the United States, which, in the Sub-Adviser's opinion, have well recognized franchises, a global presence and derive most of their revenues from sales of consumer goods. The companies in which the Fund invests either have leading market positions or, in the Sub-Adviser's opinion have the potential to achieve leading market positions in the foreseeable future.

     ING International Equity Fund. The ING International Equity Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least seven different countries, outside of the United States.

     ING Emerging Markets Equity Fund. The ING Emerging Markets Equity Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of emerging market issuers. Under normal market conditions, the Fund will maintain investments in at least seven emerging market countries and will not invest more than 25% of its total assets in any one emerging market country. For these purposes, the Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing or any country determined by the Sub-Advisers to have emerging economics or developing markets. The Fund considers emerging market issuers to be companies the securities of which are principally traded in the capital markets of emerging market countries, that derive at least 50% of their total revenue from either goods produced or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded, or that are organized under the laws of and have a principal office in an emerging market country.

     ING European Equity Fund. The ING European Equity Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of European issuers. For these purposes, the Fund considers European issuers to be companies the securities of which are principally traded in the European capital markets, that derive at least 50% of their total revenue from either goods produced or services rendered in countries located in Europe, regardless of where the securities of such companies are principally

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traded, or that are organized under the laws of and have a principal office in a
European country.

     ING Tax Efficient Equity Fund. The ING Tax Efficient Equity Fund seeks to provide taxable investors with high total return on an after-tax basis. In attempting to achieve its investment objective, the Fund under normal market conditions will invest at least 80% of its total assets in a diversified portfolio of equity securities and instruments whose returns depend upon stock market prices and will manage its portfolio in a manner that will defer the realization of accrued capital gains. The Fund may invest up to 10% of its total assets in non-U.S. securities.

     ING Focus Fund. The ING Focus Fund is a non-diversified fund that seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest in a non-diversified portfolio of 20 to 40 equity securities. The Sub-Adviser seeks to invest the Fund in companies that possess the potential for reliable, above average earnings growth and that are reasonably valued relative to their growth potential. To find such companies, the Sub-Adviser identifies companies or industries that are likely to benefit from significant fundamental change. Such significant fundamental change could be the result of, among other factors, (i) the development of innovative products or services that could create new markets, (ii) the development of more efficient methods of manufacturing or distribution, (iii) positive regulatory change, (iv) greater access to capital, or (v) change in industry concentration or company ownership. The Sub-Adviser also seeks companies that have exhibited consistent growth in the past. The Sub-Adviser assesses management's ability and analyzes industry conditions and competition to determine the sustainability of a company's growth and profitability.

     ING Global Information Technology Fund. The ING Global Information Technology Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of information technology companies located in at least three different countries including the United States. For these purposes, the Fund defines information technology companies as those companies with primary business operations in either the information technology, hardware and software industries, or related consulting and services industries.

     ING Global Real Estate Fund. The ING Global Real Estate Fund is a non-diversified Fund that seeks to provide investors with high total return. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of issuers located in at least three different countries including the United States that are principally engaged in the real estate industry.

     All Funds. All Funds may also use various investment strategies and techniques when a Sub-Adviser determines that such use is appropriate in an effort to meet a Fund's investment objective. For additional information concerning the investment policies, practices and risk consideration of the Funds, see "The Investment Policies and Practices of the Funds" and "Risks of Investing in the Funds."

 INVESTMENT RISKS

     General. The price per share of each Fund will fluctuate with changes in value of the investments held by such Fund. Additionally, there can be no assurance that the Funds will achieve their investment objectives or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products.

     Equity Securities. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

     Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

     Investment in issuers that are principally engaged in real estate, including real estate investment trusts ("REITs"), may subject a Fund to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

     Fixed Income Securities. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

     Risks of Techniques Involving Leverage. Utilization of leverage involves special risks and may involve speculative

ING FUNDS TRUST                                                                3
--------------------------------------------------------------------------------

investment techniques. Certain Funds may borrow for other than temporary or emergency purposes, lend their securities, enter into reverse repurchase agreements and purchase securities on a when issued or forward commitment basis and engage in dollar roll transactions. Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments.

     The risks of leverage include a higher volatility of the net asset value of the Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. The risks of leverage may be considered speculative.

     Foreign Securities. Investments in securities of issuers in any foreign country involve special risk considerations not typically associated with investing in U.S. companies. These risks are often heightened for investments in developing or emerging markets.

     Non-diversified Investment Companies. The ING Global Brand Names Fund, the ING Focus Fund and the ING Global Real Estate Fund are classified as non-diversified investment companies under the Investment Company Act of 1940, as amended, (the "1940 Act"), which means that each Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

     Concentration. The ING Global Information Technology Fund and ING Global Real Estate Fund "concentrate" (for purposes of the 1940 Act) their assets in securities related to a particular sector or industry. As a result, each Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

     For additional information concerning the risks of investing in the Funds, see "Risks of Investing in the Funds."

 MANAGEMENT OF THE FUNDS

     As manager of the Funds, the Manager has overall responsibility, subject to the supervision of the Board of Trustees, for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Fund by its respective Sub-Adviser. The Manager also provides certain administrative services necessary for the Funds' operations. Pursuant to a Management Agreement, the Trust currently pays the Manager for its services a monthly fee at an annual rate based on the average daily net assets of each Fund. See "Fund Expenses -- Fee Table" and "Management of the Funds -- The Manager." All of the Sub-Advisers are indirect subsidiaries of ING Group and are affiliates of each other and the Manager and ING Funds Distributor, Inc. ("Distributor").

     Baring Asset Management, Inc. ("BAM") serves as sub-adviser to the ING Large Cap Growth Fund and ING Small Cap Growth Fund and as co-sub-adviser, with Baring International Investment Limited ("BIIL") and Baring International Investment (Far East) Limited ("BIFL"), to the ING International Equity Fund and ING Emerging Markets Equity Fund. Furman Selz Capital Management LLC ("FSCM") serves as sub-adviser to the ING Mid Cap Growth Fund, ING Balanced Fund and ING Focus Fund. ING Investment Management Advisors B.V. ("IIMA") serves as sub-adviser to the ING European Equity Fund, ING Global Brand Names Fund, ING Global Information Technology Fund and ING Global Real Estate Fund. ING Investment Management LLC ("IIM") serves as sub-adviser to the ING Growth & Income Fund. Delta Asset Management ("DELTA"), a division of FSCM, serves as sub-adviser to the ING Tax Efficient Equity Fund. BAM, BIIL, BIFL, FSCM, IIMA, IIM and DELTA may be referred to herein individually as a "Sub-Adviser" and collectively as the "Sub-Advisers." For their services, the Sub-Advisers receive a fee from the Manager based on their respective Fund's average daily net assets. See "Management of the Funds -- The Sub-Advisers."

     The Sub-Advisers have full investment discretion and make all determinations with respect to the investment of each Fund's assets and the purchase and sale of portfolio securities consistent with the investment objectives, policies, and restrictions for such Fund.

 OTHER SERVICE PROVIDERS

     The Distributor distributes the Funds' shares and may be compensated for certain of its distribution-related expenses. ING Fund Services Co. LLC ("ING Fund Services") has entered into a Fund Services Agreement with the Funds pursuant to which ING Fund Services will perform or engage third parties to perform transfer agency, fund accounting, account servicing, and other services. ING Fund Services has hired DST Systems, Inc. ("DST") to act as the Funds' transfer agent and First Data Investor Services Group ("First Data") to act as the Funds' fund accounting agent.

 CLASSES OF SHARES

     The Funds offer investors a choice among multiple classes of shares with different sales charges and expenses. In selecting which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your investment, (ii) the amount of any applicable sales charge (whether imposed at the time of purchase or redemption) and Rule 12b-1 fees, as noted below, (iii) whether

 4                                                               ING FUNDS TRUST
--------------------------------------------------------------------------------

you qualify for any reduction or waiver of any applicable sales charge, (iv) the various exchange privileges among the different classes of shares and (v) the fact that Class B and X shares automatically convert to Class A shares after eight years. The Class X shares are offered in this Prospectus and may be purchased only by certain qualified investors (including, but not limited to, IRAs, Roth IRAs, SEP IRAs, Simple IRAs and 403(b)(7) plans).

     A broker-dealer may receive different levels of compensation depending on which class of shares is sold. The Distributor may also provide additional compensation to dealers in connection with selling shares of the Funds or for their own company-sponsored sales programs. Additional compensation or assistance may be provided to dealers and includes, but is not limited to, payment or reimbursement for educational, training and sales conferences or programs for their employees. In some cases, this compensation may only be available to dealers whose representatives have sold or are expected to sell significant amounts of shares. The Distributor will make these payments from its own resources and none of the aforementioned additional compensation is paid for by the applicable Fund or its shareholders.

     Class X Shares. Class X shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge ("CDSC") of 5.00% if redeemed within one year of purchase, with declining charges for redemptions thereafter up to six years after purchase. In addition, investors purchasing Class X shares will receive, as a bonus, additional shares having a value equal to 2.00% of the amount invested ("Bonus Shares"). The Distributor has undertaken to pay for Bonus Shares as part of its services to the Funds. Shares purchased by the reinvestment of dividends or capital gains distributions are not eligible for Bonus Shares. Class X shares are also subject to a higher annual Rule 12b-1 fee than Class A shares -- up to 0.75% of the Fund's average daily net assets attributable to Class X shares. However, after eight years, Class X shares automatically will be converted to Class A shares at no charge to the investor, resulting in a lower Rule 12b-1 fee thereafter. Class X shares provide the benefit of putting all dollars to work from the time of investment, but will have a higher expense ratio and may pay lower dividends than Class A shares due to the higher Rule 12b-1 fee and any other class specific expenses. See "Purchase of Fund Shares."

     Class A, Class B and Class C Shares. Each Fund offers Class A, Class B and Class C shares under a separate prospectus. These Classes of shares have different sales charges and other expenses, which may affect performance. If you are interested in further information concerning the Class A, Class B or Class C shares, please call the Funds and request a prospectus at 1-877-INFO-ING or contact your authorized broker or investment adviser.

     All Classes. Each Class of shares is also subject to shareholder servicing fees of up to 0.25% of average daily net assets attributable to such shares and account servicing fees of up to 0.25% of average daily net assets attributable to such shares. See "Management of the Funds -- Shareholder Servicing Plan" and "Management of the Funds -- Fund Accountant, Transfer Agent and Account Services."

ING FUNDS TRUST                                                                5
--------------------------------------------------------------------------------

                                 FUND EXPENSES

     The purpose of the following tables is to assist investors in understanding the various costs and expenses that an investor in each Fund will bear, either directly or indirectly. Each Fund's costs and expenses are based upon estimates of the Fund's operating expenses for the Fund's first fiscal year:

                                   FEE TABLE

                                                              ING LARGE CAP GROWTH FUND   ING GROWTH & INCOME FUND
                                                              -------------------------   ------------------------
                                                                       CLASS X                    CLASS X
                                                              -------------------------   ------------------------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price).......................            NONE                        NONE
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).......................            NONE                        NONE
Maximum Contingent Deferred Sales Charge
  (as a percentage of the lesser of the net asset value at
  the time of redemption or at the time of purchase)(1).....           5.00%                       5.00%
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE
  DAILY NET ASSETS)
Management Fees (after waivers)*............................           0.19%                       0.19%
12b-1 Fees..................................................           0.75%                       0.75%
Shareholder Servicing Fees..................................           0.25%                       0.25%
Other Expenses (after waivers)**............................           0.75%                       0.75%
                                                                        ----                        ----
TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***............           1.94%                       1.94%
                                                                        ====                        ====

------------------------------

(1) If you purchase Class X shares, you do not pay an initial sales charge but you may incur a CDSC if you redeem some or all of your Class X shares before the end of the sixth year after which you purchased such shares. The CDSC for redemptions occurring in years one through six, respectively, is 5%, 4%, 4%, 3%, 2% and 1% of the lesser of the net asset value of the shares at the time of redemption or at the time of purchase. The CDSC is not imposed on the amount of any increase in your account value over the amount invested. No CDSC is charged after the sixth year. For a discussion of the Class X CDSC, see this Prospectus under "Purchase of Fund Shares."
* Management Fees consisting of investment advisory and administrative fees (before waivers) would be 0.75% annually of the average daily net assets for each Fund. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.
**   Under the Fund Services Agreement, each Fund may pay ING
     Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. Each Fund currently waives
     0.05% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Funds' consent. (See "Management of the Funds -- Fund Accountant, Transfer Agent and Account
     Services" in the Prospectus.)
*** Total Fund Operating Expenses (before waivers) for each Fund would be 2.55% for Class X shares.

 6                                                               ING FUNDS TRUST
--------------------------------------------------------------------------------

                                   FEE TABLE

                                                              ING MID CAP GROWTH FUND   ING SMALL CAP GROWTH FUND
                                                              -----------------------   -------------------------
                                                                      CLASS X                    CLASS X
                                                              -----------------------   -------------------------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price).......................           NONE                       NONE
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).......................           NONE                       NONE
Maximum Contingent Deferred Sales Charge
  (as a percentage of the lesser of the net asset value at
  the time of redemption or at the time of purchase)(1).....          5.00%                      5.00%
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE
  DAILY NET ASSETS)
Management Fees (after waivers)*............................          0.25%                      0.25%
12b-1 Fees..................................................          0.75%                      0.75%
Shareholder Servicing Fees..................................          0.25%                      0.25%
Other Expenses (after waivers)**............................          0.75%                      0.75%
                                                                       ----                       ----
TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***............          2.00%                      2.00%
                                                                       ====                       ====

------------------------------

(1) If you purchase Class X shares, you do not pay an initial sales charge but you may incur a CDSC if you redeem some or all of your Class X shares before the end of the sixth year after which you purchased such shares. The CDSC for redemptions occurring in years one through six, respectively, is 5%, 4%, 4%, 3%, 2% and 1% of the lesser of the net asset value of the shares at the time of redemption or at the time of purchase. The CDSC is not imposed on the amount of any increase in your account value over the amount invested. No CDSC is charged after the sixth year. For a discussion of the Class X CDSC, see this Prospectus under "Purchase of Fund Shares."
* Management Fees consisting of investment advisory and administrative fees (before waivers) would be 1.00% annually of the average daily net assets for each Fund. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.
**   Under the Fund Services Agreement, each Fund may pay ING
     Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. Each Fund currently waives
     0.05% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Funds' consent. (See "Management of the Funds -- Fund Accountant, Transfer Agent and Account
     Services" in the Prospectus.)
*** Total Fund Operating Expenses (before waivers) for each Fund would be 2.80% for Class X shares.

ING FUNDS TRUST                                                                7
--------------------------------------------------------------------------------

                                   FEE TABLE

                                                                                  ING GLOBAL BRAND NAMES
                                                              ING BALANCED FUND            FUND
                                                              -----------------   ----------------------
                                                                   CLASS X               CLASS X
                                                              -----------------   ----------------------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price).......................        NONE                   NONE
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).......................        NONE                   NONE
Maximum Contingent Deferred Sales Charge
  (as a percentage of the lesser of the net asset value at
  the time of redemption or at the time of purchase)(1).....       5.00%                  5.00%
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE
  DAILY NET ASSETS)
Management Fees (after waivers)*............................       0.20%                  0.25%
12b-1 Fees..................................................       0.75%                  0.75%
Shareholder Servicing Fees..................................       0.25%                  0.25%
Other Expenses (after waivers)**............................       0.74%                  0.93%
                                                                    ----                   ----
TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***............       1.94%                  2.18%
                                                                    ====                   ====

------------------------------

(1) If you purchase Class X shares, you do not pay an initial sales charge but you may incur a CDSC if you redeem some or all of your Class X shares before the end of the sixth year after which you purchased such shares. The CDSC for redemptions occurring in years one through six, respectively, is 5%, 4%, 4%, 3%, 2% and 1% of the lesser of the net asset value of the shares at the time of redemption or at the time of purchase. The CDSC is not imposed on the amount of any increase in your account value over the amount invested. No CDSC is charged after the sixth year. For a discussion of the Class X CDSC, see this Prospectus under "Purchase of Fund Shares."
* Management Fees consisting of investment advisory and administrative fees (before waivers) for ING Balanced Fund and ING Global Brand Names Fund would be 0.80% and 1.00% annually of the average daily net assets for each Fund, respectively. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.
**   Under the Fund Services Agreement, each Fund may pay ING
     Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. Each Fund currently waives
     0.05% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Funds' consent. (See "Management of the Funds -- Fund Accountant, Transfer Agent and Account
     Services" in the Prospectus.)
***  Total Fund Operating Expenses (before waivers) would be
     2.59% for Class X shares of the ING Balanced Fund and 2.98% for Class X shares of the ING Global Brand Names Fund.

 8                                                               ING FUNDS TRUST
--------------------------------------------------------------------------------

                                   FEE TABLE

                                                              ING INTERNATIONAL EQUITY   ING EMERGING MARKETS
                                                                        FUND                 EQUITY FUND
                                                              ------------------------   --------------------
                                                                      CLASS X                  CLASS X
                                                              ------------------------   --------------------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price).......................            NONE                     NONE
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).......................            NONE                     NONE
Maximum Contingent Deferred Sales Charge
  (as a percentage of the lesser of the net asset value at
  the time of redemption or at the time of purchase)(1).....           5.00%                    5.00%
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE
  DAILY NET ASSETS)
Management Fees (after waivers)*............................           0.31%                    0.31%
12b-1 Fees..................................................           0.75%                    0.75%
Shareholder Servicing Fees..................................           0.25%                    0.25%
Other Expenses (after waivers)**............................           0.93%                    1.04%
                                                                        ----                     ----
TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***............           2.24%                    2.35%
                                                                        ====                     ====

------------------------------

(1) If you purchase Class X shares, you do not pay an initial sales charge but you may incur a CDSC if you redeem some or all of your Class X shares before the end of the sixth year after which you purchased such shares. The CDSC for redemptions occurring in years one through six, respectively, is 5%, 4%, 4%, 3%, 2% and 1% of the lesser of the net asset value of the shares at the time of redemption or at the time of purchase. The CDSC is not imposed on the amount of any increase in your account value over the amount invested. No CDSC is charged after the sixth year. For a discussion of the Class X CDSC, see this Prospectus under "Purchase of Fund Shares."
* Management Fees consisting of investment advisory and administrative fees (before waivers) would be 1.25% annually of the average daily net assets for each Fund. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.
**   Under the Fund Services Agreement, each Fund may pay ING
     Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. Each Fund currently waives
     0.05% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Funds' consent. (See "Management of the Funds -- Fund Accountant, Transfer Agent and Account
     Services" in the Prospectus.)
***  Total Fund Operating Expenses (before waivers) would be
     3.23% for Class X shares of the ING International Equity
     Fund and 3.34% for Class X shares of the ING Emerging
     Markets Equity Fund.

ING FUNDS TRUST                                                                9
--------------------------------------------------------------------------------

                                   FEE TABLE

                                                                                         ING TAX EFFICIENT EQUITY
                                                              ING EUROPEAN EQUITY FUND             FUND
                                                              ------------------------   ------------------------
                                                                      CLASS X                    CLASS X
                                                              ------------------------   ------------------------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price).......................            NONE                       NONE
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).......................            NONE                       NONE
Maximum Contingent Deferred Sales Charge
  (as a percentage of the lesser of the net asset value at
  the time of redemption or at the time of purchase)(1).....           5.00%                      5.00%
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE
  DAILY NET ASSETS)
Management Fees (after waivers)*............................           0.29%                      0.20%
12b-1 Fees..................................................           0.75%                      0.75%
Shareholder Servicing Fees..................................           0.25%                      0.25%
Other Expenses (after waivers)**............................           0.98%                      0.75%
                                                                        ----                       ----
TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***............           2.27%                      1.95%
                                                                        ====                       ====

------------------------------

(1) If you purchase Class X shares, you do not pay an initial sales charge but you may incur a CDSC if you redeem some or all of your Class X shares before the end of the sixth year after which you purchased such shares. The CDSC for redemptions occurring in years one through six, respectively, is 5%, 4%, 4%, 3%, 2% and 1% of the lesser of the net asset value of the shares at the time of redemption or at the time of purchase. The CDSC is not imposed on the amount of any increase in your account value over the amount invested. No CDSC is charged after the sixth year. For a discussion of the Class X CDSC, see this Prospectus under "Purchase of Fund Shares."
* Management Fees consisting of investment advisory and administrative fees (before waivers) for the ING European
     Equity Fund and the ING Tax Efficient Equity Fund would be
     1.15% and 0.80% annually of the average daily net assets for each Fund, respectively. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.
**   Under the Fund Services Agreement, each Fund may pay ING
     Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. Each Fund currently waives
     0.05% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Funds' consent. (See "Management of the Funds -- Fund Accountant, Transfer Agent and Account
     Services" in the Prospectus.)
***  Total Fund Operating Expenses (before waivers) would be
     3.18% for Class X shares of the ING European Equity Fund and
     2.60% for Class X shares of the ING Tax Efficient Equity
     Fund.

 10                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

                                   FEE TABLE

                                                                               ING GLOBAL INFORMATION
                                                              ING FOCUS FUND      TECHNOLOGY FUND
                                                              --------------   ----------------------
                                                                 CLASS X              CLASS X
                                                              --------------   ----------------------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price).......................       NONE                 NONE
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).......................       NONE                 NONE
Maximum Contingent Deferred Sales Charge
  (as a percentage of the lesser of the net asset value at
  the time of redemption or at the time of purchase)(1).....      5.00%                5.00%
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
  AVERAGE DAILY NET ASSETS)
Management Fees (after waivers)*............................      0.25%                0.31%
12b-1 Fees..................................................      0.75%                0.75%
Shareholder Servicing Fees..................................      0.25%                0.25%
Other Expenses (after waivers)**............................      0.75%                0.93%
                                                                   ----                 ----
TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***............      2.00%                2.24%
                                                                   ====                 ====

------------------------------

(1) If you purchase Class X shares, you do not pay an initial sales charge but you may incur a CDSC if you redeem some or all of your Class X shares before the end of the sixth year after which you purchased such shares. The CDSC for redemptions occurring in years one through six, respectively, is 5%, 4%, 4%, 3%, 2% and 1% of the lesser of the net asset value of the shares at the time of redemption or at the time of purchase. The CDSC is not imposed on the amount of any increase in your account value over the amount invested. No CDSC is charged after the sixth year. For a discussion of the Class X CDSC, see this Prospectus under "Purchase of Fund Shares."
* Management Fees consisting of investment advisory and administrative fees (before waivers) for the ING Focus Fund and ING Global Information Technology Fund would be 1.00% and 1.25% annually of the average daily net assets for each Fund, respectively. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.
**   Under the Fund Services Agreement, each Fund may pay ING
     Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. Each Fund currently waives
     0.05% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Funds' consent. (See "Management of the Funds -- Fund Accountant, Transfer Agent and Account
     Services" in the Prospectus.)
***  Total Fund Operating Expenses (before waivers) would be
     2.80% for Class X shares of the ING Focus Fund and 3.23% for
     Class X shares of the ING Global Information Technology
     Fund.

ING FUNDS TRUST                                                               11
--------------------------------------------------------------------------------

                                   FEE TABLE

                                                                   ING GLOBAL REAL ESTATE FUND
                                                                   ---------------------------
                                                                             CLASS X
                                                                   ---------------------------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage
  of offering price)........................................            NONE
Maximum Sales Charge Imposed on Reinvested Dividends (as a
  percentage of offering price).............................            NONE
Maximum Contingent Deferred Sales Charge (as a percentage of the lesser of the net asset value at the time of
  redemption or at the time of purchase)(1).................            5.00%
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE
  DAILY NET ASSETS)
Management Fees (after waivers)*............................            0.25%
12b-1 Fees..................................................            0.75%
Shareholder Servicing Fees..................................            0.25%
Other Expenses (after waivers)**............................            0.93%
                                                                        ----
TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***............            2.18%
                                                                        ====

------------------------------

(1) If you purchase Class X shares, you do not pay an initial sales charge but you may incur a CDSC if you redeem some or all of your Class X shares before the end of the sixth year after which you purchased such shares. The CDSC for redemptions occurring in years one through six, respectively, is 5%, 4%, 4%, 3%, 2% and 1% of the lesser of the net asset value of the shares at the time of redemption or at the time of purchase. The CDSC is not imposed on the amount of any increase in your account value over the amount invested. No CDSC is charged after the sixth year. For a discussion of the Class X CDSC, see this Prospectus under "Purchase of Fund Shares."
* Management Fees consisting of investment advisory and administrative fees (before waivers) would be 1.00% annually of the average daily net assets. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Fund's consent.
**   Under the Fund Services Agreement, each Fund may pay ING
     Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. The Fund currently waives
     0.05% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Fund's consent. (See "Management of the Funds -- Fund Accountant, Transfer Agent and Account
     Services" in the Prospectus.)
***  Total Fund Operating Expenses (before waivers) would be
     2.98% for Class X shares.

 12                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

EXPENSE EXAMPLES:

     The following table is provided to assist you in understanding the various costs and expenses that you would bear directly or indirectly as an investor in the Fund(s).

                                               FULL REDEMPTION*   NO REDEMPTION**
                                               ----------------   ----------------
                                               1 YEAR   3 YEARS   1 YEAR   3 YEARS
                                               ------   -------   ------   -------
ING LARGE CAP GROWTH FUND
     Class X Shares***.......................   $70      $103      $20       $63
ING GROWTH & INCOME FUND
     Class X Shares***.......................   $70      $103      $20       $63
ING MID CAP GROWTH FUND
     Class X Shares***.......................   $71      $105      $21       $65
ING SMALL CAP GROWTH FUND
     Class X Shares***.......................   $71      $105      $21       $65
ING BALANCED FUND
     Class X Shares***.......................   $70      $103      $20       $63
ING GLOBAL BRAND NAMES FUND
     Class X Shares***.......................   $73      $110      $23       $70
ING INTERNATIONAL EQUITY FUND
     Class X Shares***.......................   $73      $112      $23       $72
ING EMERGING MARKETS EQUITY FUND
     Class X Shares***.......................   $75      $116      $25       $76
ING EUROPEAN EQUITY FUND
     Class X Shares***.......................   $74      $113      $24       $73
ING TAX EFFICIENT EQUITY FUND
     Class X Shares***.......................   $70      $103      $20       $63
ING FOCUS FUND
     Class X Shares***.......................   $71      $105      $21       $65
ING GLOBAL INFORMATION TECHNOLOGY FUND
     Class X Shares***.......................   $73      $112      $23       $72
ING GLOBAL REAL ESTATE FUND
     Class X Shares***.......................   $72      $110      $23       $70

------------------------------

* Full Redemption. You would have paid the above expenses on a $1,000 investment, assuming a hypothetical 5% annual return and full redemption of your shares at the end of each period shown.
** No Redemption. You would have paid the above expenses on a $1,000 investment, assuming a hypothetical 5% annual return and no redemption of your shares at the end of each period shown.
*** Expense examples for Class X shares of the Funds reflect the shareholder's receipt of additional "Bonus Shares." For a discussion of the issuance of bonus shares, see this Prospectus under "Purchase of Fund Shares."

     THE EXAMPLES PROVIDED SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUNDS' PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN ADDITION, WHILE THE EXAMPLES ASSUME A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN THAT IS GREATER OR LESS THAN 5%.

ING FUNDS TRUST                                                               13
--------------------------------------------------------------------------------

               THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS

     Each Fund follows its own investment policies and practices, including certain investment restrictions. The "Investment Restrictions" section of the SAI contains specific investment restrictions (the "Investment Restrictions") which govern each Fund's investments. Each Fund's investment objective and certain Investment Restrictions are fundamental policies which may not be changed without a vote of a majority of the outstanding shares, as defined under the 1940 Act, of the affected Fund. Except for the objectives and those restrictions specifically identified as fundamental, all other investment policies and practices described in this Prospectus and in the SAI are not fundamental, and may therefore be changed by the Board of Trustees without shareholder approval. There can be no assurance that any Fund will achieve its investment objective.

     ING Large Cap Growth Fund. The ING Large Cap Growth Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of large companies (i.e., companies with market capitalizations of more than $1 billion at the time of acquisition) which, in the Sub-Adviser's opinion, possess growth potential.

     ING Growth & Income Fund. The ING Growth & Income Fund seeks to provide investors with high total return. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities. As a general matter, the Fund expects these investments to earn income.

     ING Mid Cap Growth Fund. The ING Mid Cap Growth Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of issuers with market capitalizations falling within the Russell Mid Cap Growth Index at the time of acquisition which, in the Sub-Adviser's opinion, possess growth potential. Such companies are typically well established but have not reached full maturity, and may offer significant growth potential. The Sub-Adviser will seek to identify companies which, in its opinion, will experience growing earnings and strong price appreciation relative to the Russell Mid Cap Growth Index.

     ING Small Cap Growth Fund. The ING Small Cap Growth Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of smaller companies (i.e., companies with market capitalizations falling within the Russell 2500 Growth at the time of acquisition) which, in the Sub-Adviser's opinion, possess growth potential.

     ING Balanced Fund. The ING Balanced Fund seeks to provide investors with high total return. The Fund primarily invests in a combination of mid- and large-capitalization equity securities, intermediate-maturity fixed income securities and money market instruments. Under normal market conditions, the Fund will invest at least 25% of its total assets in fixed income senior securities. The average maturity of the fixed income securities in the Fund will, under normal circumstances, be approximately five years, although this will vary with changing market conditions.

     ING Global Brand Names Fund. The ING Global Brand Names Fund is a non-diversified fund that seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies located in at least three different countries including the United States, which in the Sub-Adviser's opinion, have a well recognized franchise, a global presence and derive most of their revenues from sales of consumer goods. The companies in which the Fund invests either have leading market positions, or in the Sub-Adviser's opinion, have the potential to achieve leading market positions in the foreseeable future.

     ING International Equity Fund. The ING International Equity Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least seven different countries, outside of the United States. The Fund will invest in a broad range of equity securities. The Fund may purchase securities in any foreign country, developed or underdeveloped, or emerging market countries. The Fund will not invest more than 15% of its total assets in emerging market countries. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries. See "Description of Securities and Investment Practices -- Open-End and Closed-End Investment Companies."

     ING Emerging Markets Equity Fund. The ING Emerging Markets Equity Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of emerging market issuers. Under normal conditions, the Fund will maintain investments in at least seven emerging market countries and will not invest more than 25% of its total assets in any one emerging market country. For these purposes, the Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing or any country determined by the Sub-Advisers to have emerging economies or developing markets. The Fund's Sub-Advisers considers emerging market issuers to be companies the securities of which are principally traded in the capital markets of emerging market countries; that derive at least 50% of their total revenue from either goods produced or

 14                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; or that are organized under the laws of and have a principal office in an emerging market country. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries. See "Description of Securities and Investment Practices -- Open-End and Closed-End Investment Companies."

     ING European Equity Fund. The ING European Equity Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of European issuers. The Fund's Sub-Adviser considers European issuers to be companies the securities of which are principally traded in the European capital markets, that derive at least 50% of their total revenue from either goods produced or services rendered in countries located in Europe, regardless of where the securities of such companies are principally traded, or that are organized under the laws of and have a principal office in a European country.

     ING Tax Efficient Equity Fund. The ING Tax Efficient Equity Fund seeks to provide taxable investors with a high total return on an after-tax basis. In attempting to achieve its investment objective, the Fund under normal market conditions will invest at least 80% of its total assets in a widely diversified portfolio of equity securities and instruments whose returns depend upon stock market prices and will manage its portfolio in a manner that will defer the realization of accrued capital gains. An emphasis will be placed on common stocks of companies which the Sub-Adviser believes to have superior appreciation potential. The Fund may invest up to 10% of its total assets in foreign securities.

     The Fund is managed to provide high after-tax returns. Therefore, it may not provide as high a return before taxes as other funds, and as a result may not be suitable for investors who are not subject to current income tax (e.g., those investing through a tax-deferred retirement account, such as an IRA or a 401(k) Plan).

     ING Focus Fund. The ING Focus Fund is a non-diversified fund that seeks long-term capital appreciation. Under normal market conditions, the Fund will invest in a non-diversified portfolio of 20 to 40 equity securities. The Sub-Adviser seeks to invest the Fund in companies that possess the potential for reliable, above average earnings growth and that are reasonably valued relative to their growth potential. To find such companies, the Sub-Adviser identifies companies or industries that are likely to benefit from significant fundamental change. Such significant fundamental change could be the result of, among other factors, (i) the development of innovative products or services that could create new markets, (ii) the development of more efficient methods of manufacturing or distribution, (iii) positive regulatory change, (iv) greater access to capital, or (v) change in industry concentration or company ownership. The Sub-Adviser also seeks companies that have exhibited consistent growth in the past. The Sub-Adviser assesses management's ability and analyzes industry conditions and competition to determine the sustainability of a company's growth and profitability.

     ING Global Information Technology Fund. The ING Global Information Technology Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of information technology companies located in at least three different countries including the United States. For these purposes, the Fund defines information technology companies as those companies with primary business operations in either the information technology, hardware and software industries, or related consulting and services industries.

     The Sub-Adviser believes that because of rapid advances in information technology, investment in companies with business operations in this area will offer substantial opportunities for long-term capital appreciation. Of course, swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

     The information technology area has exhibited and continues to demonstrate rapid growth, both through increasing demand for existing products and services and the broadening of the technology market. In general, the stocks of large capitalized companies that are well established in the information technology market can be expected to grow with the market and will frequently be found in the Fund's portfolio. The Fund's investment policy is not limited to any minimum capitalization requirement and the Fund may hold securities without regard to the capitalization of the issuer. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of a company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

     ING Global Real Estate Fund. The ING Global Real Estate Fund is a non-diversified fund that seeks to provide investors with high total return. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of issuers located in at least three different countries including the United States that are principally engaged in the real estate industry. In selecting investments for the Fund, the Fund's Sub-Adviser will select companies whose business it is to own, operate, develop and/or manage real estate.

ING FUNDS TRUST                                                               15
--------------------------------------------------------------------------------

     All Funds. While each Fund will invest primarily in investments that are consistent with its name, each Fund may invest any remaining assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances and commercial paper or in equity securities that the applicable Fund's Sub-Adviser believes are appropriate in light of the Fund's investment objective. For purposes of this Prospectus, equity securities include common stock, preferred stock, warrants or rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock.

     Each Fund, except ING Mid Cap Growth, ING International Equity, ING Emerging Markets Equity and ING Focus Funds, will only purchase fixed income securities that are rated investment grade, i.e., rated at least BBB by Standard & Poor's Rating Group ("S&P") or Baa by Moody's Investor Services ("Moody's"), or have an equivalent rating from another Nationally Recognized Statistical Ratings Organization ("NRSRO"), or if unrated, are determined to be of comparable quality by the Sub-Adviser. The ING Mid Cap Growth Fund and the ING Focus Fund, will only purchase fixed income securities that are rated A or better by S&P or Moody's or have an equivalent rating from another NRSRO, or if unrated, are determined to be of comparable quality by the applicable Sub-Adviser. The ING International Equity Fund will only purchase fixed income securities that are rated at least AA+ by S&P or Aa-2 by Moody's, or have an equivalent rating from another NRSRO, or if unrated, are determined to be of comparable quality by the Sub-Adviser. The ING Emerging Markets Equity Fund may invest in fixed income securities that are rated below investment grade. See the SAI for a description of the bond ratings. Money market securities, certificates of deposit, banker's acceptance and commercial paper purchased by the Funds must be rated in one of the two top rating categories by an NRSRO or, if not rated, determined to be of comparable quality by the Fund's Sub-Adviser.

     All Funds may use various investment strategies and techniques when the Sub-Adviser determines that such use is appropriate in an effort to meet a Fund's investment objective including: purchasing and writing "covered" put and call equity options; purchasing and selling stock index, interest rate, and other futures contracts; purchasing options on stock index futures contracts and futures contracts based upon other financial instruments; entering into foreign currency transactions and options and forward contracts on foreign currencies; entering into repurchase agreements or reverse repurchase agreements; investing up to 15% of net assets in illiquid securities; and lending portfolio securities to brokers, dealers, banks, or other recognized institutional borrowers of securities.

     In order to meet liquidity needs or for temporary defensive purposes, each Fund may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which in the Sub-Adviser's opinion are more conservative than the types of securities that the Fund typically invests in. To the extent a Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.

     The SEC currently requires a Fund to invest at least 65% of its total assets in investments that are consistent with its name (i.e., The ING Large Cap Growth Fund must invest at least 65% of its total assets in large-capitalization issuers). To the extent the SEC changes the percentage of a Fund's assets that must be invested in investments that are consistent with its name, each Fund reserves the right to change, without shareholder approval, the percentage required to be invested by the Fund from 65% of total assets to the percentage required by the SEC or to change the name of the Fund.

     As a matter of fundamental policy, notwithstanding any limitation otherwise, each Fund has the ability to seek to achieve its investment objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund.

     It is the intention of the Funds, unless otherwise indicated, that with respect to their respective policies that are the result of the application of law, the Funds will use to their maximum advantage the flexibility that may exist as a result of rules or interpretations of the SEC of such laws currently in existence or amended or promulgated in the future.

     The types of securities and investment practices used by the Funds are described in greater detail at "Description of Securities and Investment Practices."

 16                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

                            MANAGEMENT OF THE FUNDS

     The business and affairs of each Fund are managed under the direction of the Board of Trustees. Additional information about the Trustees, as well as the Funds' executive officers, may be found in the SAI under the heading
"Management -- Trustees and Officers."

 THE MANAGER

     ING Mutual Funds Management Co. LLC, 18 Campus Boulevard, Suite 200, Newtown Square, PA 19073, serves as the manager of the Funds pursuant to a Management Agreement with the Trust. The Manager was formed on September 8, 1998, as a Delaware limited liability company and is a wholly-owned indirect subsidiary of ING Group. The Manager is registered with the SEC as an investment adviser and has no prior experience as an investment adviser to an investment company.

     Under the Management Agreement, the Manager has overall responsibility, subject to the supervision of the Board of Trustees, for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Fund by its Sub-Adviser. The Manager is also responsible for monitoring and evaluating the Sub-Advisers on a periodic basis, and will consider their performance records with respect to the investment objectives and policies of each Fund. The Manager also provides certain administrative services necessary for the Funds' operations including: (i) coordination of the services performed by the Funds' custodian, independent auditors and legal counsel; (ii) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC; (iii) preparation of proxy statements and shareholder reports for the Funds; (iv) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' officers and Board of Trustees; and (v) furnishing office space and certain facilities required for conducting the business of the Funds.

     Pursuant to the Management Agreement, the Manager is authorized to exercise full investment discretion and make all determinations with respect to the investment of a Fund's assets and the purchase and sale of portfolio securities for one or more Funds in the event that at any time no Sub-Adviser is engaged to manage the assets of a Fund. The Management Agreement may be terminated without penalty by the vote of the Board of Trustees or the shareholders of the Fund, or by the Manager, upon 60 days' written notice by any party to the Agreement and will terminate automatically if assigned as that term is described in the 1940 Act.

     The Trust pays the Manager for its services under the Management Agreement a fee, payable monthly, based on the average daily net assets of each Fund at the following annual rates:

                                          MANAGEMENT
                  FUND                       FEE
                  ----                    ----------
ING Large Cap Growth Fund...............     0.75%
ING Growth & Income Fund................     0.75%
ING Mid Cap Growth Fund.................     1.00%
ING Small Cap Growth Fund...............     1.00%
ING Balanced Fund.......................     0.80%
ING Global Brand Names Fund.............     1.00%
ING International Equity Fund...........     1.25%
ING Emerging Markets Equity Fund........     1.25%
ING European Equity Fund................     1.15%
ING Tax Efficient Equity Fund...........     0.80%
ING Focus Fund..........................     1.00%
ING Global Information Technology
  Fund..................................     1.25%
ING Global Real Estate Fund.............     1.00%

 THE SUB-ADVISERS

     The Manager has entered into Sub-Advisory Agreements with the Sub-Advisers. Under the Sub-Advisory Agreements, the Sub-Advisers have full investment discretion and make all determinations with respect to the investment of a Fund's assets and the purchase and sale of portfolio securities and other investments. Each Sub-Advisory Agreement may be terminated without penalty by the Manager, the Board of Trustees or the shareholders of the respective Fund, or by the Sub-Adviser, on 60 days' written notice by any party to the Sub-Advisory Agreement and will terminate automatically if assigned as that term is described in the 1940 Act. Each of the Sub-Advisers is a wholly owned indirect subsidiary of ING Group and is an affiliate of the Manager. The Manager may make changes to the sub-advisory arrangements provided that it will not make any changes that would constitute an assignment (as defined under the 1940 Act) of an advisory agreement unless such actions are permissible under the 1940 Act, the rules thereunder or pursuant to relief granted by the SEC.

     Baring Asset Management, Inc. The Manager has retained BAM, a Massachusetts corporation, located at 125 High Street, Boston, MA 02110 to act as sub-adviser to the ING Large Cap Growth Fund and ING Small Cap Growth Fund. BAM is registered under the Investment Advisers Act of 1940, as amended, (the "Advisers Act") and provides investment management services to clients located around the world. BAM is a wholly-owned subsidiary of Baring Asset Management Holdings Limited ("BAMHL"). BAMHL, a global company registered in England and Wales, is the parent of the world-wide group of investment management

ING FUNDS TRUST                                                               17
--------------------------------------------------------------------------------

companies that operate under the collective name Baring Asset
Management (the "BAM Group").

     The BAM Group provides global investment management services and maintains major investment offices in Boston, London, Hong Kong and Tokyo, and together with its predecessor corporation was founded in 1762. The BAM Group provides advisory services to institutional investors, offshore investment companies, insurance companies and private clients. As of September 30, 1998, the BAM Group managed approximately $40.6 billion of assets.

     The ING Large Cap Growth Fund is managed by Mr. William Thomas, a co-head of a team of 11 investment professionals. The team has an average of 19 years investment experience. Mr. Thomas has been an investment professional with BAM since 1987 and has 25 years of investment experience.

     The ING Small Cap Growth Fund is managed by Mr. Paul Berlinquet and Ms. Anne Underhill, members of a team of 11 investment professionals. Mr. Berlinquet has been affiliated with BAM since 1989 and has 12 years investment experience. Ms. Underhill has been affiliated with BAM since 1997 and has 23 years investment experience. The team has an average of 19 years investment experience.

     Pursuant to the Sub-Advisory Agreements, the Manager (not the Trust) pays BAM a monthly fee based on the average daily net assets of the ING Large Cap Growth Fund and ING Small Cap Growth Fund at the annual rate of 0.375% and 0.50%, respectively.

     The figures following show past performance of BAM in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING Large Cap Growth Fund. The table shows the total returns for a composite of the actual performance of large cap growth accounts managed by BAM for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING Large Cap Growth Fund's Class X shares during their initial fiscal period as set forth in the Fee Table in this Prospectus. The amounts shown assume redemption of Fund shares at the end of each period indicated. The performance is not necessarily representative of the past performance of the above referenced team or any individual of the team. Information presented is based on performance data provided by BAM. The past performance does not represent the ING Large Cap Growth Fund's performance, as it is newly organized and has no performance record of its own. Included for comparison purposes are performance figures of the S&P 500 Index, an unmanaged market index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

     The composite is made up of unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING Large Cap Growth Fund may vary in some respects. The information should not be considered a prediction of the future performance of the ING Large Cap Growth Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR
PERIODS ENDING SEPTEMBER 30, 1998

LARGE CAP GROWTH COMPOSITE

                    S&P 500
          CLASS X    INDEX
          -------   -------
1 Year     10.80%     9.04%
3 Years    24.85%    22.73%
5 Years    18.89%    19.99%
10 Years   18.27%    17.29%

     The Manager has also retained BAM and its affiliates, Baring International Investment Limited and Baring International Investment (Far East) Limited, to act as co-sub-adviser to the ING International Equity Fund and ING Emerging Markets Equity Fund. BIIL is located at 155 Bishopsgate, London, England EC2M 3XY. BIFL is located at 19/F Edinburgh Tower, The Landmark, 15 Queens Road, Central, Hong Kong. BAM, BIIL and BIFL may be referred to herein as "Co-Sub-Advisers". BIIL and BIFL are registered under the Advisers Act, and provide investment management services to clients located around the world. Like BAM, each is a wholly-owned subsidiary of BAHML.

     The ING International Equity Fund is managed by a team of six investment professionals with primary management responsibilities led by Messrs. James Williams and Hayes Miller. The average experience of the team is 23 years. The team utilizes the resources of the regional equity teams of the Co-Sub-Adviser. Mr. Williams has been an investment professional with BIIL and its affiliates since 1975 and has 25 years of investment experience. Mr. Miller has been an investment professional with BIIL since 1994 and has 18 years of investment experience.

     The ING Emerging Markets Equity Fund is managed by a team of 29 investment professionals led by Mr. Rory Landman in conjunction with the regional equity teams of the other named Co-Sub-Advisers. Mr. Landman has been an investment professional with BIIL since 1994 and has 11 years of investment experience.

     Pursuant to the Sub-Advisory Agreements, the Manager (not the Trust) pays to the Co-Sub-Advisers a monthly fee based on the average daily net assets of the ING International Equity Fund and ING Emerging Markets Equity Fund at the annual rate of 0.625%, respectively.

     The figures following show past performance of the Co-Sub-Advisers in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING International Equity Fund. The performance is not necessarily representative of the past performance of the above referenced teams or any

 18                                                              ING FUNDS TRUST
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individual of the teams. Information presented is based on
performance data provided by the Co-Sub-Advisers . The past performance does not represent the ING International Equity Fund's performance, as it is newly organized and has no performance record of its own. The table shows the total returns for a composite of the actual performance of international equity accounts managed by the Co-Sub-Advisers for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING International Equity Fund's Class X shares during their initial fiscal period as set forth in the Fee Table in this Prospectus. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the MSCI EAFE Index, an unmanaged market index. The performance shown below is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

     The composites are made up of unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING International Equity Fund may vary in some respects. The information should not be considered a prediction of the future performance of the ING International Equity Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR
PERIODS ENDING SEPTEMBER 30, 1998

INTERNATIONAL EQUITY COMPOSITE

                    MSCI
                    EAFE
          CLASS X   INDEX
          -------   -----
1 Year     (8.66)%  (8.08)%
3 Years     5.58%    4.05%
5 Years     7.56%    5.65%
10 Years    8.22%    5.41%

     ING Investment Management Advisors B.V. The Manager has retained IIMA located at Schenkkade 65, 2595 AS The Hague, The Netherlands to act as sub-adviser to the ING Global Brand Names Fund, ING European Equity Fund, ING Global Information Technology Fund and ING Global Real Estate Fund. IIMA is registered under the Advisers Act. IIMA is a company organized to manage investments and provide investment advice on a world-wide basis to entities affiliated and unaffiliated with ING Group. IIMA operates under the collective management of ING Investment Management which has investments under management of $120 billion at September 30, 1998. The following investment advisory professionals work within ING Investment Management and are officers of IIMA.

     Mr. Herman Kleeven is responsible for the day-to-day operations of the ING Global Brand Names Fund. Mr. Kleeven has been employed by IIMA and its affiliates since 1997 and has investment experience of six years. Before joining IIMA and its affiliates, Mr. Kleeven was a portfolio manager for Robeco Group, Rotterdam, The Netherlands.

     The ING European Equity Fund is managed by a team of eight investment professionals led by Mr. Adrian van Tiggelen. The average experience of the team is 8 years. Mr. van Tiggelen has been employed by IIMA and its affiliates since 1988 and has ten years of investment experience.

     Mr. Guy Uding is responsible for the day-to-day operations of the ING Global Information Technology Fund. Mr. Uding has been employed by IIMA and its affiliates since 1995 and has four years of investment experience.

     The ING Global Real Estate Fund is managed by a team of investment professionals led by Mr. Michael Lipsch. Mr. Lipsch has been with IIMA since 1997 and has nine years of investment experience. Prior to joining IIMA, Mr. Lipsch was a portfolio manager for the Shell pension fund in The Hague, The Netherlands.

     Pursuant to the Sub-Advisory Agreements, the Manager (not the Trust) pays to IIMA a monthly fee based on the average daily net assets of the applicable Fund at the following annual rates:

            FUND              INVESTMENT SUB-ADVISORY FEE
            ----              ---------------------------
ING Global Brand
  Names Fund................             0.500%
ING European Equity Fund....             0.575%
ING Global Information
  Technology Fund...........             0.625%
ING Global Real Estate
  Fund......................             0.500%

     The figures following show past performance of IIMA in managing pooled accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING European Equity Fund and ING Global Information Technology Fund. The performance is not necessarily representative of the past performance of the above-referenced teams or any individuals of the teams. Information presented is based on performance data provided by IIMA. The past performance does not represent the ING European Equity Fund or ING Global Information Technology Funds' performance, as each is newly organized and has no performance record of its own. The table shows the actual total returns for these pooled accounts, one with a European equity mandate and one with an information technology mandate managed by IIMA for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING European Equity Fund and ING Global Information Technology Funds' Class X shares during their initial fiscal period as set forth in the Fee Table in this Prospectus. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the FT Europe Index and Goldman Sachs Technology Industry Composite ("GSTC") Index, respectively, each an unmanaged market index. The

ING FUNDS TRUST                                                               19
--------------------------------------------------------------------------------

performance shown below is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

     The pooled accounts are not U.S. registered investment companies and are not subject to diversification and other requirements that apply to mutual funds under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the pooled accounts and those used on the ING European Equity Fund and ING Global Information Technology Fund may vary in some respects. The information should not be considered a prediction of the future performance of the ING European Equity Fund and the ING Global Information Technology Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR
PERIODS ENDING SEPTEMBER 30, 1998

EUROPEAN EQUITY POOLED ACCOUNT

                              FT
                            EUROPE
                  CLASS X   INDEX
                  -------   ------
1 Year              6.06%    7.84%
3 Years            18.85%   19.28%
Since Inception*   16.81%   18.41%
* Inception date is July 12, 1994.

GLOBAL INFORMATION TECHNOLOGY POOLED ACCOUNT

                            GSTC
                  CLASS X   INDEX
                  -------   -----
1 Year             10.13%    7.23%
Since Inception*   37.06%   31.56%
* Inception date is March 27, 1997.

     ING Investment Management LLC. The Manager has retained IIM to act as sub-adviser to the ING Growth & Income Fund. IIM is located at 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, GA 30327. IIM is a Delaware limited liability company which is engaged in the business of providing investment advice to portfolios which as of September 30, 1998, were valued at approximately $26.7 billion. IIM is registered with the SEC as an investment adviser. IIM also advises other registered investment companies.

     The ING Growth & Income Fund is managed by a team of six investment professionals led by Messrs. Martin Jansen and David Kushner. Messrs. Jansen and Kushner have been employed by IIMA and IIM, respectively, as investment professionals since 1997 and they each have 19 years of investment experience.

     Pursuant to the Sub-Advisory Agreement, the Manager (not the Trust) pays to the Sub-Adviser a monthly fee based on the average daily net assets of the Fund at the annual rate of 0.375%.

     Furman Selz Capital Management LLC. The Manager has retained FSCM, located at 230 Park Avenue, New York, NY 10169, to act as sub-adviser to the ING Mid Cap Growth Fund, ING Balanced Fund and the ING Focus Fund. FSCM is a Delaware limited liability company which is engaged in the business of providing investment advice to institutional and individual clients which, as of September 30, 1998 were valued at approximately $4.15 billion. FSCM is registered with the SEC as an investment adviser.

     The ING Mid Cap Growth Fund is managed by a team of four investment professionals led by Messrs. Matthew Price and David Campbell. The average experience of the team is 24 years. Messrs. Price and Campbell have been investment professionals with FSCM since 1990 and each has over 18 years of experience.

     The ING Balanced Fund and the ING Focus Fund are managed by a team of four investment professionals with an average of 16 years of investment experience. Messrs. Robert Schonbrunn and Alan Segars are responsible for the fixed income portion of the ING Balanced Fund. Messrs. Adrian Jones and Michael Kass are responsible for the equity portion of the ING Balanced Fund and the ING Focus Fund. Mr. Jones has been an investment professional with FSCM since 1996 and has 11 years of experience. Mr. Kass has been an investment professional with FSCM since 1996 and has 12 years of experience. Prior to 1996, Mr. Kass was an investment professional with Furman Selz for five years in the Proprietary Management Division. Mr. Schonbrunn has been an investment professional with FSCM since 1985 and has 32 years of experience. Mr. Segars has been an investment professional with FSCM since 1993 and has 30 years of experience.

     Pursuant to the Sub-Advisory Agreement, the Manager (not the Trust) pays to FSCM a monthly fee based on the average daily net assets of the applicable Fund at the following annual rates:

            FUND              INVESTMENT SUB-ADVISORY FEE
            ----              ---------------------------
ING Mid Cap Growth Fund.....             0.50%
ING Balanced Fund...........             0.40%
ING Focus Fund..............             0.50%

     The figures following show past performance of FSCM in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING Balanced Fund and the ING Focus Fund. The performance is not necessarily representative of the past performance of the above-referenced teams or any individual of the teams. Information presented is based on performance data provided by FSCM. The past performance does not represent the ING Balanced Fund or the ING Focus Fund's performance, as each is newly organized and has no

 20                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

performance record of its own. The table shows the total returns for a composite of the estimated performance of the Balanced wrap accounts and Focus wrap accounts managed by FSCM for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING Balanced and ING Focus Funds' Class X shares during their initial fiscal period as set forth in the Fee Table in this Prospectus.(+) The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the Balanced Index(++) for the ING Balanced Fund and the S&P 500 Index for the ING Focus Fund, each an unmanaged market index. The performance shown below is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

     The composites are made up of unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds indicated under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING Balanced Fund and the ING Focus Fund may vary in some respects. The information should not be considered a prediction of the future performance of these Funds. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR
PERIODS ENDING SEPTEMBER 30, 1998

BALANCED WRAP ACCOUNTS

                    CLASS X    INDEX*
                    -------   --------
1 Year                4.13%    10.23%
3 Years              15.26%    15.33%
5 Years              11.50%    13.26%
10 Years             11.57%    13.02%
* The index consists of 50% S&P Index
  with income and 50% Lehman
  Intermediate Government/Corporate
  Bond.

FOCUS WRAP ACCOUNTS

                              S&P 500
                    CLASS X    INDEX
                    -------   --------
1 Year               (1.20)%    9.04%
Since Inception*     22.20%    22.50%
* Inception date is June 30, 1996.

     Delta Asset Management. The Manager has retained DELTA, located at 333 South Grand Avenue, Los Angeles, CA 90071 to act as sub-adviser to the ING Tax Efficient Equity Fund. DELTA is a division of FSCM.

     Messrs. Robert Sandroni and Carl Goldsmith and Ms. Marla K. Ryan are responsible for the day-to-day operations of the ING Tax Efficient Equity Fund. Messrs. Sandroni and Goldsmith have been investment professionals with DELTA since 1991 and Ms. Ryan has been an investment professional with DELTA since 1998. Each has over 20 years of investment experience, except Ms. Ryan who has over 10 years of investment experience.

     Pursuant to the Sub-Advisory Agreement, the Manager (not the Trust) pays DELTA a monthly fee based on the average daily net assets of the Fund at the annual rate of 0.40%.

 THE DISTRIBUTOR

     ING Funds Distributor, Inc. acts as distributor and is located at 18 Campus Boulevard, Suite 200, Newtown Square, PA 19073. As distributor, the Distributor sells shares of each Fund on behalf of the Trust.

 FUND ACCOUNTANT, TRANSFER AGENT AND ACCOUNT SERVICES

     ING Fund Services has entered into a Fund Services Agreement with the Funds pursuant to which ING Fund Services will perform or engage third parties to perform transfer agency, fund accounting, account services and other services. Under the Fund Services Agreement, each Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per account for transfer agency services plus out-of-pocket expenses and up to 0.25% of each Fund's average daily net assets annually for account servicing activities. ING Fund Services may engage third parties to perform some or all of these services. Account servicing may include, but is not limited to, (i) maintaining shareholder accounts; (ii) preparing shareholders statements, confirmations and shareholder lists; (iii) mailing shareholder statements, confirmations, prospectuses, statements of additional information, annual and semi-annual reports and proxy statements; (iv) tabulating proxies; (v) disbursement of dividends and other distributions; (vi) withholding taxes on U.S. resident and non-resident accounts where applicable; (vii) preparation and filing of U.S. Treasury Department Forms 1099 and other appropriate forms by applicable statutes, rules and regulations; and (viii) providing such other similar services directly to shareholder accounts. ING Fund Services has retained DST to act as the Funds' transfer agent and First Data to act as the Funds' fund accounting agent. DST is located at 333 W. 11th Street, Kansas City, MO 64105, and First Data is located at 4400 Computer Drive, Westborough, MA 01581-5120.

---------------

+ The wrap account performance was adjusted for estimated transaction costs such as brokerage and custody cost to obtain estimated gross wrap account performance.

++ 50% S&P Index with income and 50% Lehman Intermediate Government/Corporate
   Bond.

ING FUNDS TRUST                                                               21
--------------------------------------------------------------------------------

 DISTRIBUTION EXPENSES

     Pursuant to a Plan of Distribution adopted by each Fund under Rule 12b-1 under the 1940 Act, each Fund pays the Distributor an annual fee of up to 0.75% of average daily net assets attributable to that Fund's Class X shares.

     The higher distribution fee attributable to Class X shares is designed to permit an investor to purchase such shares through registered representatives of the Distributor and other broker-dealers without the assessment of an initial sales charge and at the same time to permit the Distributor to compensate its registered representatives and other broker-dealers in connection with the sale of such shares. The distribution fee for all classes may be used by the Distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the applicable Fund. For example, such distribution fee may be used by the Distributor: (i) to compensate broker-dealers, including the Distributor and its registered representatives, for their sale of Fund shares, including the implementation of various incentive programs with respect to broker-dealers, banks, and other financial institutions, (ii) to pay an affiliated party of the Distributor for interest and other borrowing costs incurred by the Distributor; and (iii) to pay other advertising and promotional expenses in connection with the distribution of Fund shares. These advertising and promotional expenses include, by way of example but not by way of limitation, costs of Prospectuses for other than current shareholders; preparation and distribution of sales literature; advertising of any type; expenses of branch offices provided jointly by the Distributor and affiliated companies; and compensation paid to and expenses incurred by officers, employees or representatives of the Distributor or of other broker-dealers, banks, or other financial institutions, including travel, entertainment, and telephone expenses. If the Distribution Plan is terminated by the Funds, the Board of Trustees may allow the Funds to pay the 12b-1 fees to the Distributor for distributing shares before the Plan was terminated.

 SHAREHOLDER SERVICING PLAN

     The Funds have adopted a Shareholder Servicing Plan pursuant to which it may pay a service fee up to an annual rate of 0.25% of a Fund's average daily net assets to various banks, trust companies, broker-dealers or other financial organizations including the Manager and its affiliates (collectively, "Service Organizations"). Under the Shareholder Servicing Plan, fees may be used to compensate Service Organizations who provide administrative and support services to their customers who may from time to time beneficially own shares of beneficial interest in the Fund, which may include, but is not limited to, (i) answering routine customer inquiries regarding the Fund; (ii) assisting customers in changing dividend options, account designations and addresses, and in enrolling into any of several investment plans offered by the Fund; (iii) assisting in processing purchase and redemption transactions, including arranging wire transfers, transmitting and receiving funds, and verifying customer signatures; and (iv) providing such other similar services directly to their customers to the extent permitted under applicable statutes, rules and regulations.

 OTHER EXPENSES

     Each Fund bears all costs of its operations other than expenses specifically assumed by the Manager. The costs borne by the Funds include, but are not limited to, legal and auditing expenses; Trustees' fees and expenses; insurance premiums; custodian; transfer agent, fund accounting and account servicing fees and expenses; expenses incurred in acquiring or disposing of the Funds' portfolio securities; expenses of registering and qualifying the Funds' shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Funds' portfolio securities and pricing of the Funds' shares; expenses of maintaining the Funds' legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Expenses of the Funds directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among all of the Funds in relation to the net assets of each Fund.

 PORTFOLIO TRANSACTIONS

     Pursuant to the Sub-Advisory Agreements, the Sub-Adviser places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of equity and debt securities for the account of the Funds, the Sub-Adviser will seek the best execution of the Funds' orders. Purchase or sale of equity securities will generally involve the payment of a commission to a broker-dealer who executes the transaction on behalf of a Fund. Purchases and sales of portfolio debt securities for the Funds are generally placed by the Sub-Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Funds. Trading of portfolio debt securities does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Sub-Adviser may cause a Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to the Sub-Adviser an amount of disclosed commissions for executing a securities transaction for the Funds in excess of the commissions another broker-dealer would have charged if the Sub-Adviser believes the commission paid is reasonable in relation to the value of the brokerage and research services received by the Sub-Adviser. Broker-dealers are selected on

 22                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

the basis of a variety of factors such as reputation, capital strength, size and difficulty of order, sale of Fund shares and research provided to the Sub-Adviser. The Sub-Adviser may allocate purchase and sales orders for portfolio securities to broker-dealers that are affiliated with the Manager, the Sub-Adviser or Distributor in agency transactions, if the Sub-Adviser believes the quality of the transaction and commissions are comparable to what they would be with other qualified brokerage firms.

                              FUND SHARE VALUATION

     The net asset value per share of the Funds is calculated at 4:00 p.m. (Eastern time), Monday through Friday, on each day the New York Stock Exchange is open for business (a "Business Day"), which excludes the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each class is computed by dividing the value of the net assets of each class (i.e., the value of the assets less the liabilities) by the total number of outstanding shares of each class. All expenses, including fees paid to the Manager, ING Fund Services and the Distributor, are accrued daily and taken into account for the purpose of determining the net asset value. Expenses directly attributable to a Fund are charged to the Fund; other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund, or on another reasonable basis. Within each class, the expenses are allocated proportionately based on the net assets of each class, except class specific expenses which are allocated directly to the respective class.

     Securities listed on an exchange or over-the-counter are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the average of the last bid and asked prices is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of pricing services and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.

     With respect to options contracts entered into by a Fund, the premium received is recorded as an asset and equivalent liability, and thereafter the liability is adjusted to the market value of the option determined in accordance with the preceding paragraph. The premium paid for an option purchased by the Fund is recorded as an asset and subsequently adjusted to market value.

                            PURCHASE OF FUND SHARES

 HOW TO PURCHASE SHARES

     Orders for the purchase of shares will be executed at the net asset value per share next determined after an order has been received. The minimum initial investment in a Fund is $1,000. Any subsequent investments must be at least $50. All initial investments should be accompanied by a completed Account Application. An Account Application accompanies this Prospectus. All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. Contributions to IRAs and qualified retirement plans are subject to prevailing limits set by the Internal Revenue Service. An annual maintenance fee is imposed per a taxpayer identification number per a plan type. The Funds reserve the right to reject any purchase order. All investments may be made using any of the following methods:

     By Mail. A completed Account Application together with a check payable to ING Funds Trust should be forwarded to ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. Third party and foreign checks will not be accepted. Please include the Fund name and your account number on all checks. The remittance slip from a confirmation statement should be used for this purpose.

     Through an Authorized Broker or Investment Adviser. Shares are available to new and existing shareholders through authorized brokers and investment advisers. Authorized brokers and investment advisers may impose additional requirements and charges for the services rendered. Please contact your broker or investment adviser for instructions on purchasing shares through their organization.

ING FUNDS TRUST                                                               23
--------------------------------------------------------------------------------

 DESCRIPTION OF CLASS X SHARES

     General Information. Class X shares are currently offered to certain "Qualified" purchases (including, but not limited to, IRAs, Education IRAs, SEP IRAs, Simple IRAs and 403(b)(7) plans). Any request for "Non-Qualified" purchases of Class X shares up to, but not including, $1,000,000 will normally be considered as a purchase request for Class B shares or declined. Any request for "Non-Qualified" purchases of Class X shares for $1,000,000 or more will be considered as a purchase request for Class A shares or declined, because it is more advantageous for an investor to purchase Class A shares for such amounts.

     The public offering price of Class X shares is the net asset value of the applicable Fund's shares. In addition, investors purchasing Class X shares will receive, as a bonus, additional shares having a value equal to 2.00% of the amount invested. The Distributor has undertaken to pay for Bonus Shares as part of its services to the Funds. The Distributor expects to recover costs associated with its purchases of Bonus Shares through fees received under the Class X Distribution Plan discussed below. Shares purchased by the reinvestment of dividends or capital gains distributions are not eligible for Bonus Shares.

     Although Class X shares are sold without an initial sales charge, a CDSC will be imposed if shares are redeemed within six years of purchase. The Class X CDSC will not apply to redemptions of Bonus Shares or shares purchased by the reinvestment of dividends or capital gains distributions and may be waived under certain circumstances described below. The Class X CDSC will be assessed on the lesser of the net asset value of the shares at the time of redemption or at the time of purchase. The Class X CDSC will not be imposed on the amount of any increase in your account value over the amount invested. The Class X CDSC is paid to the Distributor to reimburse expenses incurred in providing distribution-related services to the Fund in connection with the sale of Class X shares. Although Class X shares are sold without an initial sales charge, the Distributor normally pays a sales commission of 2.50% of the purchase price of Class X shares to the dealer from its own resources at the time of the sale. The Distributor, ING Fund Services and their agents may assign their right to receive any Class X CDSC, certain distribution, shareholder servicing and account servicing fees to an entity affiliated with the Manager that provides funding for up-front sales commission payments.

     To determine whether the Class X CDSC applies to a redemption, the Fund redeems shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions; (ii) shares (including Bonus Shares) held for over six years; and (iii) shares (not including Bonus Shares) in the order they were purchased (such that shares held the longest are redeemed first); and (iv) Bonus Shares in the order they were acquired (such that Bonus Shares held the longest are redeemed first). The amount of the Class X CDSC will depend on the number of years since the time you invested and the dollar amount being redeemed, according to the following schedule:

          REDEMPTION DURING             CLASS X CDSC
          -----------------             -------------
1st year after purchase...............        5%
2nd year after purchase...............        4%
3rd year after purchase...............        4%
4th year after purchase...............        3%
5th year after purchase...............        2%
6th year after purchase...............        1%

     In the table, a "year" is a 12-month period. All purchases are considered to have been made on the business day of the month in which the purchase was made.

     Waiver of Class X CDSC. The Class X CDSC will be waived in the following cases if shares are redeemed and the Transfer Agent is notified: (i) redemption of shares when a Fund exercises its right to liquidate accounts which are less than the minimum account size; (ii) the death or post-purchase disability, as defined in Section 72(m)(7) of the Code (if satisfactory evidence is provided to the Fund); (iii) the portion of a mandated minimum distribution from an IRA, Simple IRA or an individual type 403(b)(7) plan equal to the percentage of your plan assets held in Class X shares of the Fund; and (iv) reinvested dividends and capital gains.

     Conversion to Class A Shares. Eight years after you purchase Class X shares of a Fund, those shares will automatically convert to Class A shares of that Fund. This conversion feature relieves Class X shareholders of the higher asset-based distribution charges that applies to these shares. The conversion is based on the relative net asset value, and no sales load or other charge is imposed. At the time of conversion, a portion of the Class X shares purchased through the reinvestment of dividends or capital gains ("Dividend Shares") will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class X non-Dividend Shares to your total Class X non-Dividend Shares. Under Section 1036 of the Code, the automatic conversion of Class X shares will not result in a gain or loss to the Fund or to affected shareholders.

     Rule 12b-1 Fees. Pursuant to a Plan of Distribution adopted by each Fund under Rule 12b-1 under the 1940 Act, each Fund pays the Distributor an annual fee of up to 0.75% of average daily net assets attributable to that Fund's Class X shares. This fee is higher than the amount paid in connection with the Class A shares, but the same as the amount paid in connection with the Class B and Class C shares of each Fund.
 MINIMUM ACCOUNT BALANCE

     If (i) an account opened in a Fund has been in effect for at least one year and the shareholder has not made an
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additional purchase in that account within the preceding six calendar months and
(ii) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the Fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a Fund determines that a shareholder has provided incorrect information in opening an account with a Fund or in the course of conducting subsequent transactions with the Fund related to such account, the Fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

                           REDEMPTION OF FUND SHARES

 HOW TO REDEEM SHARES

     Shareholders may redeem their shares, in whole or in part, on each day a Fund is valued. Shares will be redeemed without charge (except any applicable
CDSC) at the net asset value next determined after a redemption request in good order has been received by the applicable Fund. The CDSC applicable to the Class X shares is described under "Purchase of Fund Shares." In the instance where a shareholder owns more than one class of shares and the shares being redeemed are not subject to the CDSC, those shares with the highest Rule 12b-1 fee will be redeemed in full prior to any redemption of shares with a lower Rule 12b-1 fee.

     Where purchases are made by check in any Fund, redemption proceeds will be made available immediately upon clearance of the purchase check, which may take up to 15 calendar days. During the period prior to the time the shares are redeemed, dividends on the shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.

     Once the shares are redeemed, a Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Funds may, however, take up to seven days to make payment. This will not be the customary practice. Also, if the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the SEC merits such action, the Funds may suspend redemptions or postpone payment dates. No interest or additional dividends will be earned on amounts represented by uncashed redemption checks.

     To ensure acceptance of your redemption request, it is important to follow the procedures described below. The Funds may modify or terminate their services and provisions at any time. If the Funds terminate any particular service, they will do so only after giving written notice to shareholders. Redemption by mail will always be available to shareholders. Under certain circumstances described below, a signature guarantee may be required. You may redeem your shares using any of the following methods:

     By Mail. You may redeem your shares by sending a letter directly to ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. To be accepted, a letter requesting redemption must include: (i) the Fund name and account registration from which you are redeeming shares; (ii) your account number; (iii) the amount to be redeemed and (iv) the signatures of all registered owners. A signature guarantee may be required as indicated below. Corporations, partnerships, trusts or other legal entities will be required to submit additional documentation.

     Through an Authorized Broker or Investment Adviser. You may redeem your shares by contacting your authorized broker or investment adviser and instructing him or her to redeem your shares. He or she will then contact ING Fund Services and place a redemption trade on your behalf.

 SIGNATURE GUARANTEES

     A signature guarantee is designed to protect the investor, the Trust, the Distributor, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of ING Funds. Signature guarantees are required for: (i) redemptions by mail in excess of $50,000; (ii) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (iii) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 15 days; (iv) requests to transfer the registration of shares to another owner; and (v) written redemptions or exchanges of shares previously reported as lost/abandoned property, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

     Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (i) a signature guarantee with a medallion stamp of the STAMP Program, or (ii) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either
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event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should call the Funds at 1-877-INFO-ING.

 REDEMPTION IN KIND

     All redemptions of shares of the Funds shall be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of a Fund during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy of the Funds that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Funds make payment, in whole or in part, in securities or other assets, in case of an emergency or any time a cash distribution would impair the liquidity of a Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner in which the securities of that Fund are valued. If the recipient were to sell such securities he or she may receive more or less than the value of such securities as determined above, and might incur brokerage charges.

                            EXCHANGE OF FUND SHARES

 HOW TO EXCHANGE SHARES

     The Funds offer several convenient ways to exchange shares in one Fund for shares in the same class of another Fund in the Trust. All exchanges will be made based on the net asset value next determined following receipt of the request by a Fund in good order. If a shareholder exchanges shares subject to a CDSC (such as the Class X shares) for the same shares of a different ING Fund, the transaction will not be subject to a CDSC. However, when shares acquired through the exchange are redeemed out of the ING Family of Funds, then the shareholder will be treated as if no exchange took place for the purpose of determining the CDSC period and applying the CDSC.

     A new account opened by exchange must be established with the same name(s), address and social security number as the existing account. Before engaging in an exchange transaction, a shareholder should read carefully the prospectus describing the Fund into which the exchange will occur, which is available without charge and can be obtained by calling the Funds at 1-877-INFO-ING. A shareholder may not exchange shares of one Fund for shares of another Fund if the new Fund is not qualified for sale in the state of the shareholder's residence. The Trust may terminate or amend the terms of the exchange privilege at any time upon at least 60 days' prior written notice to shareholders of any modification or termination of the exchange privilege.

     An exchange is taxable as a sale of a security on which a gain or loss may be recognized. Shareholders will receive written confirmation of the exchange following completion of the transaction. You may exchange your shares using any of the following methods:

     Exchange by Mail. To exchange Fund shares by mail, simply send a letter of instruction to the Fund. The letter of instruction must include: (i) your account number; (ii) the Fund from and the Fund into which you wish to exchange your investment; (iii) the dollar or share amount you wish to exchange; and (iv) the signatures of all registered owners or authorized parties.

     Auto-Exchange Privilege. The Auto-Exchange Privilege enables you to invest regularly (on a monthly, quarterly, semi-annual or annual basis), in exchange for shares of the Fund, in shares of certain other funds in the ING Family of Funds of which you are a shareholder. The amount you designate, which can be expressed either in terms of a specific dollar or share amount ($50 minimum), will be exchanged automatically on the first and/or fifteenth day of the month according to the schedule you have selected. Shares will be exchanged at the then-current net asset value; however, a sales load may be charged with respect to exchanges into funds sold with a sales load. The right to exercise this privilege may be modified or canceled by the Fund or the Transfer Agent. You may modify or cancel your exercise of this privilege at any time by mailing written notification to the ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. The Fund may charge a service fee for the use of this privilege. No such fee currently is contemplated. For more information concerning this privilege and the funds in the ING Family of Funds eligible to participate in this privilege, or to obtain a Auto-Exchange Authorization Form, please call the Funds at 1-877-INFO-ING.

 26                                                              ING FUNDS TRUST
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                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

 DIVIDENDS AND DISTRIBUTIONS

     Dividends and distributions will be reinvested in the respective shares of the Funds at net asset value, unless you elect to receive such dividends and distributions in cash five full business days prior to the record date. Dividends declared in, and attributable to, the preceding period will be paid within five business days after the end of the period. Investors who redeem all or a portion of Fund shares prior to a dividend payment date will be entitled on the next dividend payment date to all dividends declared but unpaid on those shares at the time of their redemption.

     If you elect to receive distributions in cash, and if your checks are returned and marked as "undeliverable", or remain uncashed for six months, then your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

     The above described elections may be made either on the Account Application or by calling the Funds at 1-877-INFO-ING.

 TAX MATTERS

     All Funds. Each Fund intends to qualify and elect to be treated as a regulated investment company and intends to continue to qualify to be treated as a regulated investment company for each taxable year pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying and electing, each Fund generally will not be subject to Federal income tax to the extent that it distributes investment company taxable income and net realized capital gains in the manner required under the Code.

     Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes, among other items, dividends and interest and the excess, if any, of net short-term capital gains (generally including any net option premium income) over net long-term capital losses). The Funds will pay those dividends annually, except for the ING Growth & Income Fund and the ING Balanced Fund, which will pay dividends quarterly. Each Fund intends to distribute, at least annually, substantially all net capital gains (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

     So long as the Funds qualify as regulated investment companies for federal income tax purposes, each Fund, in computing its income subject to federal income tax, is entitled to deduct all dividends other than "preferential" dividends paid by it to shareholders during the taxable year. "Preferential" dividends are dividends other than dividends which have been distributed to shareholders pro rata without preference to any share of the Fund as compared with other shares of the same class and without preference to one class of shares as compared with another, except in accordance with the former's dividend rights as a class. The Funds believe that a multiple-class structure having all of the features of the multiple-class structure of each of the Funds would not result in dividends being treated as "preferential." The Funds' belief is not binding on the Internal Revenue Service (the "IRS"), no ruling has been obtained by the Funds from the IRS on the matter and there can be no guarantee that the IRS will agree with the Funds on this matter. The Funds' belief is based on the application of current federal income tax law and relevant authorities, and subsequent changes in federal tax law or judicial or administrative decisions or pronouncements may supercede or affect the Funds' conclusions. The Funds do not believe that a multiple-class structure having all of the features of the multiple-class structure of each of the Funds has been considered by the IRS in other rulings. If dividends declared and paid by a Fund on any class of shares were to be treated as "preferential," dividends paid by the Fund to shareholders on all classes, of shares during the taxable year would become non-deductible. In this event, the Fund would not be treated as a regulated investment company and the Fund would be taxed on its net income, without any deductions for dividends paid to its shareholders. The resulting federal and state income tax liability, and any related interest and penalties, would be payable from and to the extent of such Fund's then available assets and ultimately would be borne by all current shareholders. The treatment of dividends declared and paid during the taxable year on any class of shares as preferential, and the resulting failure of a Fund to be treated as a regulated investment company, could have additional personal income tax consequences for shareholders of the Fund, including the taxation of distributions as ordinary income that otherwise would have been classified as net capital gains.

     Earnings of the Funds not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of this tax, each Fund intends to comply with this distribution requirement.

     It is expected that dividends and interest from non-U.S. sources received by a Fund will be subject to non-U.S. withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable United States income

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tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties.

     The Funds may be required to withhold for Federal income tax ("backup withholding") 31% of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct taxpayer identification number or to make required certifications, or where a Fund or shareholder has been notified by the IRS that the shareholder is subject to backup withholding. Most corporate shareholders and certain other shareholders specified in the Code are exempt from backup withholding.

     Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as IRAs. THE FOREGOING DISCUSSION IS INCLUDED FOR SHAREHOLDERS THAT ARE EXEMPT FROM FEDERAL INCOME TAXES. SHAREHOLDERS SHOULD CONSULT THEIR OWN TAX ADVISERS AS TO THE FEDERAL, STATE AND LOCAL TAX CONSEQUENCES OF OWNERSHIP OF SHARES OF THE FUNDS IN THEIR PARTICULAR CIRCUMSTANCES.

               DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES

     The following is a description of investment practices of the Funds and the securities in which they may invest:

     U.S. Treasury Obligations (All Funds). The Funds may invest in U.S. Treasury obligations, which are backed by the full faith and credit of the United States Government as to the timely payment of principal and interest. U.S. Treasury obligations consist of bills, notes, and bonds and separately traded interest and principal component parts of such obligations known as STRIPS which generally differ in their interest rates and maturities. U.S. Treasury bills, which have original maturities of up to one year, notes, which have maturities ranging from one year to 10 years, and bonds, which have original maturities of 10 to 30 years, are direct obligations of the United States Government.

     U.S. Government Securities (All Funds). U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government securities include debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies and instrumentalities. Some types of U.S. Government securities are supported by the full faith and credit of the United States Government or U.S. Treasury guarantees, such as mortgage-backed certificates guaranteed by the Government National Mortgage Association ("GNMA"). Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States Government, the investor in the obligation must look to the agency issuing or guaranteeing the obligation for ultimate repayment.

     Commercial Paper (All Funds). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by both domestic and foreign bank holding companies, corporations and financial institutions and United States Government agencies and instrumentalities, subject to the rating requirements specified for each Fund.

     Corporate Debt Securities (All Funds). The Funds may purchase corporate debt securities, subject to the rating and quality requirements specified with respect to each Fund. The Funds may invest in both rated commercial paper and rated corporate debt obligations of foreign issuers that meet the same quality criteria applicable to investments by the Funds in commercial paper and corporate debt obligations of domestic issuers. These investments, therefore, are not expected to involve significant additional risks as compared to the risks of investing in comparable domestic securities. Generally, all foreign investments carry with them both opportunities and risks not applicable to investments in securities of domestic issuers, such as risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, changes in foreign governmental attitudes toward private investment (possibly leading to nationalization, increased taxation or confiscation of foreign assets) and added difficulties inherent in obtaining and enforcing a judgment against a foreign issuer of securities should it default.

     Mortgage-Related Securities (All Funds). The Funds are permitted to invest in mortgage-related securities subject to the rating and quality requirements specified with respect to each such Fund. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect, "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. As with other fixed-income securities, when interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as
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much as other fixed-income securities. In recognition of this prepayment risk to investors, the Public Securities Association (the "PSA") has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate or other similar models that are standard in the industry will be used by the Funds in calculating maturity for purposes of investment in mortgage-related securities. The inverse relation between interest rates and value of fixed income securities will be more pronounced with respect to investments by the Fund in mortgage-related securities, the value of which may be more sensitive to interest rate changes.

     Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported in various forms of insurance or guarantees issued by governmental entities.

     Collateralized Mortgage Obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured in multiple classes, with each class bearing a different stated maturity or interest rate. The inverse relation between interest rates and value of fixed income securities will be more pronounced with respect to investments by the Fund in mortgage-related securities, the value of which may be more sensitive to interest rate changes.

     Asset-Backed Securities (All Funds). These Funds are permitted to invest in asset-backed securities, subject to the rating and quality requirements specified with respect to each such Fund. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. Consistent with the Funds' investment objectives, policies and quality standards, a Fund may invest in these and other types of asset-backed securities which may be developed in the future.

     Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.

     Common Stocks (All Funds). Common stock represents the residual ownership interest in the issuer after all of its obligations and preferred stocks are satisfied. Common stock fluctuates in price in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market volatility.

     Preferred Stocks (All Funds). Preferred stock has a preference over common stock in liquidation and generally in dividends as well, but is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

     Real Estate Investment Trusts (ING Balanced Fund, ING Emerging Markets Equity Fund and ING Global Real Estate Fund). The ING Global Real Estate Fund will invest in, among other securities, shares of real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests.

     Depositary Receipts (All Funds). American Depositary Receipts ("ADRs") are U.S. dollar-denominated receipts generally issued by domestic banks, which evidence the deposit with the bank of the common stock of a foreign issuer and which are publicly traded on exchanges or over-the-counter in the United States.

     The Funds may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADR pays
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nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

     In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations.

     Investments in ADRs involve certain risks not typically involved in purely domestic investments, including future foreign political and economic developments, and the possible imposition of foreign governmental laws or restrictions applicable to such investments. Securities of foreign issuers through ADRs are subject to different economic, financial, political and social factors. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. With respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect the value of the particular ADR. There may be less publicly available information about a foreign company than about a U.S. company, and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Fund's possible inability to convert proceeds realized upon the sale of portfolio securities of the affected foreign companies immediately into U.S. currency. The ING International Equity, ING Emerging Markets Equity and ING European Equity Funds may also invest in European Depository Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). EDRs are receipts issued in bearer form by a European financial institution and traded in European securities' markets. GDRs are receipts issued globally. EDRs are designed for trading in European Markets and GDRs are designed for trading in non-U.S. securities markets. Investments in EDRs and GDRs involve similar risks as ADRs.

     Investment in Foreign Securities (All Funds). The Funds may invest in securities of foreign governmental and private issuers. Investments in foreign securities involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in securities of issuers located in those countries.

     Convertible and Exchangeable Securities (All Funds). The Funds are permitted to invest in convertible and exchangeable securities, subject to the rating and quality requirements specified with respect to each such Fund. Convertible securities generally offer fixed interest or dividend yields and may be converted either at a stated price or stated rate for common or preferred stock. Exchangeable securities may be exchanged on specified terms for common or preferred stock. Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible or exchangeable securities tends to vary with fluctuations in the market value of the underlying common or preferred stock. Debt securities that are convertible into or exchangeable for preferred or common stock are liabilities of the issuer but are generally subordinated to senior debt of the issuer.

     Domestic and Foreign Bank Obligations (All Funds). These obligations include but are not restricted to certificates of deposit, commercial paper, Yankee dollar certificates of deposit, bankers' acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium-term deposit notes. The Funds will not invest in any obligations of their affiliates, as defined under the 1940 Act.

     Each Fund limits its investment in United States bank obligations to obligations of United States banks (including foreign branches). Each Fund limits its investment in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks) which in the opinion of the Sub-Adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Funds.

     Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing in more than seven days may not exceed 15% of the value of the net assets of the Funds.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity
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could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks, or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not subject to examination by any United States Government agency or instrumentality.

     Investments in Eurodollar and Yankee dollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

     STRIPS and Zero Coupon Securities (All Funds). Each Fund may invest in separately traded principal and interest components of securities backed by the full faith and credit of the United States Treasury. The principal and interests components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities. The Funds will not actively trade in STRIPS.

     The Funds may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

     Variable rate demand obligations (All Funds). Variable rate demand obligations have a maturity of five to twenty years but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. Generally, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity. The remarketing agent is typically a financial intermediary that has agreed to perform these services. Variable rate master demand obligations permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Funds, as lender, and the borrower. Because the obligations are direct lending arrangements between the Funds and the borrower, they will not generally be traded, and there is no secondary market for them, although they are redeemable (and thus immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. The borrower also may prepay up to the full amount of the obligation without penalty. While master demand obligations, as such, are not typically rated by credit rating agencies, if not so rated, a Fund may, under its minimum rating standards, invest in them only if, in the opinion of the Sub-Adviser, they are of an investment quality comparable to other debt obligations in which the Funds may invest. See the SAI for further details on variable rate demand obligations and variable rate master demand obligations.

     Open-End and Closed-End Investment Companies (All Funds). Each Fund may invest in shares of other open-end and closed-end management investment companies, subject to the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund making such investment. The purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs, and investment advisory and administrative fees.

     Options on Securities (All Funds). The Funds may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put option who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

     The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or
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exchange of other securities held in its portfolio. A put option is covered if a
Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian.

     The principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, the Funds forego the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retain the risk of loss should the price of the security decline. In return for the premium received for a put option, the Funds assume the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. The Funds may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

     Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. OTC options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is also no assurance that a liquid secondary market on an exchange will exist. In addition, because OTC options are issued in privately negotiated transactions exempt from registration under the Securities Act of 1933, there is no assurance that the Funds will succeed in negotiating a closing out of a particular OTC option at any particular time. If a Fund, as covered call option writer, is unable to effect a closing purchase transaction in the secondary market or otherwise, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

     The staff of the SEC has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Fund's limitation on investments in securities that are not readily marketable.

     Dollar Roll Transactions (ING Growth & Income Fund, ING Balanced Fund and ING Emerging Markets Equity Fund). The Funds may enter into dollar roll transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but a Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Funds' use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities. The Funds will engage in roll transactions primarily for the purpose of acquiring securities for its portfolio and not for investment leverage.

     Swap Agreements (ING Growth & Income Fund, ING Balanced Fund and ING Emerging Markets Equity Fund). To manage its exposure to different types of investments, the Funds may enter into interest rate, total return, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments to a fixed interest rate on the same amount for a specified period. Total return swap agreements are similar to interest rate swap agreements, except the numerical amount is tied to a market-linked return. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that the notional principal amount is tied to a reference pool of mortgages. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed upon level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

     Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. Swap agreements involve risks depending upon the counterparties
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creditworthiness and ability to perform as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. The Sub-Advisers monitor the creditworthiness of counterparties to these transactions and intend to enter into these transactions only when they believe the counterparties present minimal credit risks and the income expected to be earned from the transaction justifies the attendant risks.

     Short Selling (ING International Equity Fund and ING Emerging Markets Equity Fund). The Funds may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account with the Fund's custodian, liquid assets, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale. No more than 25% of the Fund's net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) allocated to segregated accounts in connection with short sales. Short sales against-the-box are not subject to this 25% limit.

     In a short sale "against-the-box," the Fund enters into a short sale of a security which the Fund owns or has the right to obtain at no added cost. Not more than 25% of the Fund's net assets (determined at the time of the short sale against-the-box) may be subject to such sales.

     Futures, Related Options and Options on Stock Indices (All Funds). The Funds may attempt to reduce the risk of investment in equity securities by hedging a portion of its portfolio through the use of certain futures transactions, options on futures traded on a board of trade and options on stock indices traded on national securities exchanges. A Fund may hedge a portion of its portfolio by purchasing such instruments during a market advance or when the Sub-Adviser anticipates an advance. In attempting to hedge a portfolio, the Funds may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts, and engage in related closing transactions. The Funds will use these instruments primarily as a hedge against changes resulting from market conditions in the values of securities held in its portfolio or which it intends to purchase.

     A stock index assigns relative weighting to the common stocks in the index, and the index generally fluctuates with changes in the market values of these stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. The Funds will sell stock index futures only if the amount resulting from the multiplication of the then current level of the indices upon which such futures contracts are based, and the number of futures contracts which would be outstanding, do not exceed one-third of the value of the Fund's net assets.

     When a futures contract is executed, each party deposits with a broker or in a segregated custodial account up to 5% of the contract amount, called the "initial margin," and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account.

     In the case of options on stock index futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer's position in a stock index futures contract. If the option is exercised by the holder before the last trading day during the option period, the option writer delivers the futures position, as well as any balance in the writer's futures margin account. If it is exercised on the last trading day, the option writer delivers to the option holder cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index on the date the option expires. In the case of options on stock indexes, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to receive cash equal to the dollar amount of the difference between the closing price of the relevant index and the option exercise price times a specified multiple, called the "multiplier."
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     During a market decline or when the Sub-Adviser anticipates a decline, a
Fund may hedge a portion of its portfolio by selling futures contracts or purchasing puts on such contracts or on a stock index in order to limit exposure to the decline. This provides an alternative to liquidation of securities positions and the corresponding costs of such liquidation. Conversely, during a market advance or when the Sub-Adviser anticipates an advance, each Fund may hedge a portion of its portfolio by purchasing futures, options on these futures or options on stock indices. This affords a hedge against a Fund not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities which may later be purchased in a more advantageous manner. Each Fund will sell options on futures and on stock indices only to close out existing positions.

     Interest Rate Futures Contracts (All Funds). The Funds may, to a limited extent, enter into interest rate futures contracts -- i.e., contracts for the future delivery of securities or index-based futures contracts -- that are, in the opinion of the Sub-Adviser, sufficiently correlated with the Fund's portfolio. These investments will be made primarily in an attempt to protect a Fund against the effects of adverse changes in interest rates (i.e., "hedging"). When interest rates are increasing and portfolio values are falling, the sale of futures contracts can offset a decline in the value of a Fund's current portfolio securities. The Funds will engage in such transactions primarily for bona fide hedging purposes.

     Options on Interest Rate Futures Contracts (All Funds). The Funds may purchase put and call options on interest rate futures contracts, which give a Fund the right to sell or purchase the underlying futures contract for a specified price upon exercise of the option at any time during the option period. Each Fund may also write (sell) put and call options on such futures contracts. For options on interest rate futures that a Fund writes, such Fund will receive a premium in return for granting to the buyer the right to sell to the Fund or to buy from the Fund the underlying futures contract for a specified price at any time during the option period. As with futures contracts, each Fund will purchase or sell options on interest rate futures contracts primarily for bona fide hedging purposes.

     Foreign Exchange Contracts (ING International Equity Fund, ING Emerging Markets Equity Fund, ING European Equity Fund, ING Global Brand Names Fund, ING Global Information Technology Fund and ING Global Real Estate Fund). Changes in foreign currency exchange rates will affect the U.S. dollar values of securities denominated in currencies other than the U.S. dollar. The rate of exchange between the U.S. dollar and other currencies fluctuates in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. When investing in foreign securities, the Funds usually effect currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. The Funds incur foreign exchange expenses in converting assets from one currency to another.

     The Funds may enter into foreign currency forward contracts or currency futures for the purchase or sale of foreign currency to "lock in" the U.S. dollar price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which the Fund has investments may suffer a decline against the U.S. dollar or against another foreign currency. The Funds may choose to lock in the price of securities or dividends or interest to be received in a currency other than the U.S. dollar when the Sub-Adviser believes that doing so is in the best interest of the Fund. In addition, when the Sub-Adviser believes that the currency of a particular country (the "hedged currency") may suffer a substantial decline against the U.S. dollar or against a major foreign currency, such as the Deutschemark or the European Currency Unit, it may enter into a forward or futures contract to sell, for a fixed amount of U.S. dollars or such currency, as the case may be, the amount of that currency approximating the value of some or all of the Funds' portfolio securities denominated in the hedged currency (called a "short" position). The Fund may attempt to accomplish objectives similar to those described above with respect to forward and futures contracts for currency by means of purchasing put or call options traded on exchanges. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time for the contract. This method of attempting to hedge the value of the Funds' portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Although the strategy of engaging in foreign currency transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency. The Funds do not intend to maintain a net exposure to such contracts where the fulfillment of the Funds' obligations under such contracts would obligate the Funds to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in the currency. The Funds will not enter into these contracts for speculative purposes and will not enter into non-hedging currency contracts. These contracts involve a risk of loss if the Sub-Adviser fail to predict currency values correctly.

     "When-Issued" and "Forward Commitment" Transactions (All Funds). The Funds may purchase securities on a when-issued and delayed-delivery basis and may purchase or sell securities on a forward commitment basis. When-issued or delayed-delivery transactions arise
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when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment transaction is an agreement by a Fund to purchase or sell securities at a specified future date. When a Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed-delivery transactions and forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by a Fund until it receives payment or delivery from the other party to the transaction. A separate account containing only liquid assets equal to the value of purchase commitments will be maintained until payment is made. Such securities have the effect of leverage on the Funds and may contribute to volatility of a Fund's net asset value. For further information, see the SAI.

     Loans of Portfolio Securities (All Funds). To increase current income, each Fund may lend its portfolio securities in an amount up to 33 1/3% of each such Fund's total assets to brokers, dealers and financial institutions, provided certain conditions are met, including the condition that each loan is secured continuously by collateral maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned. These transactions involve a loan by the applicable Fund and are subject to the same risks as repurchase agreements. For further information, see the SAI.

     Repurchase Agreements (All Funds). The Funds may enter into repurchase agreements with any bank and broker-dealer which, in the opinion of the Trustees, presents a minimal risk of bankruptcy. Under a repurchase agreement a Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed upon yield. The agreements will be fully collateralized and the value of the collateral, including accrued interest, marked-to-market daily. The agreements may be considered to be loans made by the purchaser, collateralized by the underlying securities. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of securities. A Fund may not invest more than 15% of its net assets in repurchase agreements maturing in more than seven business days or in securities for which market quotations are not readily available. For more information about repurchase agreements, see "Investment Policies" in the SAI.

     Borrowing (All Funds). Each Fund may borrow up to 33 1/3% of its net assets to purchase securities and for temporary purposes. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of a Fund's shares. The Funds also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     Reverse Repurchase Agreements (All Funds). The Funds may also enter into reverse repurchase agreements. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. A Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

     Portfolio Turnover. The Funds generally will not engage in the trading of securities for the purpose of realizing short-term profits, but each Fund will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions or fluctuations in interest rates to accomplish its respective investment objective. For example, each Fund may sell portfolio securities in anticipation of an adverse market movement. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if a Fund considers it advantageous to purchase or sell securities. The Funds do not anticipate that the respective annual portfolio turnover rates will exceed the following: ING Large Cap Growth Fund 100%; ING Growth & Income Fund 100%; ING Mid Cap Growth Fund 100%; ING Small Cap Growth Fund 100%; ING Balanced Fund 100%; ING Global Brand Names Fund 100%; ING International Equity Fund 200%; ING Emerging Markets Equity Fund 200%; ING European Equity Fund 100%; ING Tax Efficient Equity Fund 50%; ING Focus Fund, 100%; ING Global Information Technology Fund 100%; and ING Global Real Estate Fund 100%. A high rate of portfolio turnover involves correspondingly greater transaction expenses than a lower rate, which expenses must be borne by each Fund and its shareholders.
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                        RISKS OF INVESTING IN THE FUNDS

     General. The price per share of each of the Funds will fluctuate with changes in value of the investments held by the Fund. For example, the value of a Fund's shares will generally fluctuate inversely with the movements in interest rates. Shareholders of a Fund should expect the value of their shares to fluctuate with changes in the value of the securities owned by the Fund. There is, of course, no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products. In order to attempt to minimize that risk, the Sub-Adviser monitors developments in the economy, the securities markets, and with each particular issuer. Also, as noted earlier, each diversified Fund (i.e., all funds except the ING Global Brand Names Fund, ING Focus Fund and ING Global Real Estate Fund) is managed within certain limitations that restrict the amount of the Fund's investment in any single issuer.

     Equity Securities. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

     Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

     Real Estate Securities. While the ING Global Real Estate Fund will not invest in real estate directly, the Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These risks include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in the appeal of properties to tenants and changes in interest rates.

     In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit they extend. Further, Equity REITs and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity REITs and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity REITs and Mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain "special purpose" REITs in which the Fund invests may invest their assets in specific real estate sectors, such as hotel REITs, nursing home REITs or warehouse REITs, and are therefore subject to the risks associated with adverse developments in any such sectors.

     Foreign Securities. Investing in the securities of issuers in any foreign country including ADRs and EDRs involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. The Funds' investments may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. See the SAI for further information about foreign securities.

 36                                                              ING FUNDS TRUST
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     Fixed Income Securities.  The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities. Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of a Fund's securities will not affect cash income derived from these securities but will affect the Fund's net asset value.

     Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest on the guaranteed securities, and do not guarantee the securities' yield or value or the yield or value of a Fund's shares.

     Risks of Options and Futures Contracts. One risk involved in the purchase and sale of futures and options is that a Fund may not be able to effect closing transactions at a time when it wishes to do so. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market for them, and there can be no assurance that a liquid market will exist for the contract or the option at any particular time. To mitigate this risk, each Fund will ordinarily purchase and write options only if a secondary market for the options exists on a national securities exchange or in the over-the-counter market. Another risk is that during the option period, if a Fund has written a covered call option, it will have given up the opportunity to profit from a price increase in the underlying securities above the exercise price in return for the premium on the option (although the premium can be used to offset any losses or add to a Fund's income) but, as long as its obligation as a writer continues, such Fund will have retained the risk of loss should the price of the underlying security decline. Investors should note that because of the volatility of the market value of the underlying security, the loss from investing in futures transactions is potentially unlimited. In addition, a Fund has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once a Fund has received an exercise notice, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

     The Funds' successful use of stock index futures contracts, options on such contracts and options on indices depends upon the ability of the Sub-Adviser to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of stock index futures as the composition of the Funds' portfolios diverge from the composition of the relevant index. Such imperfect correlation may prevent the Funds from achieving the intended hedge or may expose the Funds to risk of loss. In addition, if the Funds purchase futures to hedge against market advances before they can invest in common stock in an advantageous manner and the market declines, the Funds might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indices, the Funds' ability to establish and maintain positions will depend on market liquidity. The successful utilization of options and futures transactions requires skills different from those needed in the selection of the Funds' portfolio securities. The Funds believe that the Sub-Adviser possesses the skills necessary for the successful utilization of such transactions.

     The Funds are permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of each Fund's liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Funds will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in futures and related options. The Funds will segregate liquid assets such as cash, U.S. Government securities or other liquid high grade debt obligations to cover the futures and options.

     Risks of Techniques Involving Leverage. Utilization of leveraging involves special risks and may involve speculative investment techniques. Certain Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain Funds may engage in dollar roll transactions. Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. The Funds use these investment techniques only when the Sub-Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

     Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the investment the Fund has invested. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

ING FUNDS TRUST                                                               37
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     The risks of leverage include a higher volatility of the net asset value of a Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by such Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, such Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if a Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for such Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

     Non-diversified Investment Companies. The ING Global Brand Names Fund, the ING Focus Fund and the ING Global Real Estate Fund are classified as non-diversified investment companies under the 1940 Act, which means that each Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause that Fund's share price to fluctuate more than that of a diversified investment company.

     Concentration. The ING Global Information Technology Fund and ING Global Real Estate Fund "concentrate" (for purposes of the 1940 Act) their assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, each Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

     Year 2000. Like other funds and business organizations around the world, the Funds could be adversely affected if the computer systems used by the Manager and the Funds' other service providers do not properly process and calculate date-related information for the Year 2000 and beyond. The Funds have been informed that the Manager, and the Funds' other service providers (i.e., Sub-Adviser, Administrator, Transfer Agent, Fund Accounting Agent, Distributor and Custodian) have developed and are implementing clearly defined and documented plans to minimize the risk associated with the Year 2000 problem. These plans include the following activities: inventorying of software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems and retesting for Year 2000 readiness. In addition, the service providers are obtaining assurances from their vendors and suppliers in the same manner. Non-compliant Year 2000 systems upon which the Funds are dependent may result in errors and account maintenance failures. The Funds have no reason to believe that (i) the Year 2000 plans of the Manager and the Funds' other service providers will not be completed by December, 1999, and (ii) the costs currently associated with the implementation of their plans will have material adverse impact on the business, operations or financial condition of the Funds or their service providers.

     In addition, the Year 2000 problem may adversely affect the companies in which the Funds invest. For example, these companies may incur substantial costs to correct the problem and may suffer losses caused by data processing errors. Since the ultimate costs or consequences of incomplete or untimely resolution of the Year 2000 problem by the Funds' service providers are unknown to the Funds at this time, no assurance can be made that such costs or consequences will not have a material adverse impact on the Funds or their service providers.

     The Funds and the Manager will continue to monitor developments relating to the Year 2000 problem, including the development of contingency plans for providing back-up computer services in the event of a systems failure.

     European Economic and Monetary Union. Several European countries are participating in the European Economic and Monetary Union, which will establish a common European currency for participating countries. This currency will commonly be known as the "Euro." Each such participating country anticipates replacing its existing currency with the Euro on January 1, 1999. Other European countries may participate after that date. This conversion presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the Euro; the establishment of exchange rates for existing currencies and the Euro; and the creation of suitable clearing and settlement payment systems for the new currency. These or other factors, including political and economical risks, could cause market disruptions before or after the interaction of the Euro, and could adversely affect the value of securities held by the Funds.

 38                                                              ING FUNDS TRUST
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     The Funds have been informed that the Manager, and the Funds' other service providers, as applicable, are taking steps to minimize the risk associated with the conversion. In addition, where appropriate, certain service providers are obtaining assurances from their vendors in the same manner.

     Since the ultimate consequences of the conversion are unknown to the Funds at this time, no assurance can be made that such consequences will not have a material adverse impact on the Funds. The Funds and the Manager will continue to monitor developments relating to the conversion.

                               OTHER INFORMATION

 CAPITALIZATION

     ING Funds Trust was organized as a Delaware business trust on July 30, 1998 and currently consists of 20 separately managed portfolios, each of which is divided into Class A, B, C, and X shares, except for the ING National Tax-Exempt Bond Fund, which is not offering Class X shares. The Board of Trustees may establish additional portfolios in the future. The capitalization of the Funds consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Funds are fully paid, non-assessable and freely transferable.

 VOTING

     Shareholders have the right to vote in the election of Trustees and on any and all matters on which, by law or under the provisions of the Declaration of Trust, they may be entitled to vote. The Funds are not required to hold regular annual meetings of shareholders and do not intend to do so.

     The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Funds may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Funds and in connection with such meeting to comply with the shareholders' communications provisions of Section 16(c) of the Act. See "Other
Information -- Voting Rights" in the SAI.

     Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in the Prospectus, the phrase "vote of a majority of the outstanding shares" of a Fund (or the Funds) means the vote of the lesser of: (i) 67% of the shares of a Fund (or the Funds) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (ii) more than 50% of the outstanding shares of a Fund (or the Funds).

 PERFORMANCE INFORMATION

     A Fund may, from time to time, include its yield and total return in advertisements or reports to shareholders or prospective investors. The methods used to calculate the yield and total return of the Funds are mandated by the SEC.

     Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in that Fund over periods of since inception, 1, 3, 5 and 10 years (up to the life of that Fund), reflect the deduction of a proportional share of Fund expenses (on an annual basis), and assume that all dividends and distributions are reinvested when paid.

     Performance information for a Fund may be compared to various unmanaged indices, such as those indices prepared by Lipper Analytical Services, Morningstar, Standard & Poor's, the Dow Jones Industrial Average and other entities or organizations which track the performance of investment companies. Any performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the Funds and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future. For a description of the methods used to determine yield and total return for Funds, see the SAI.

 ACCOUNT SERVICES

     All transactions in shares of the Funds will be reflected in a quarterly statement for each shareholder. In those cases where a Service Organization or its nominee is the shareholder of record of shares purchased for its customer, the Funds have been advised that the statement may be transmitted to the customer at the discretion of the Service Organization.

     DST acts as the Funds' transfer agent pursuant to a Services Agreement with ING Fund Services. ING Fund Services (not the Funds) compensates DST for providing personnel and facilities to perform dividend disbursing and transfer agency-related services for the Funds.

 CUSTODIAN

     Investors Fiduciary Trust Co. acts as the Funds' Custodian. Pursuant to the Custodian Agreement, the Custodian is responsible for holding each Fund's cash and portfolio securities. The Custodian may enter into sub-custodian agreements with certain qualified banks.

ING FUNDS TRUST                                                               39
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     Rules adopted under the 1940 Act permit investment companies to maintain their securities and cash in the custody of certain eligible foreign banks and depositories. The ING Global Brand Names Fund, ING International Equity Fund, ING Emerging Markets Equity Fund, ING European Equity Funds, ING Global Information Technology Fund and ING Global Real Estate Fund portfolios of non-United States securities are held by sub-custodians which are approved by the Trustees or a foreign custody manager appointed by the Trustees in accordance with these rules. The Board of Trustees has appointed the Custodian as its foreign custody manager. The determination to place assets with a particular foreign sub-custodian is made pursuant to these rules which require the consideration of a number of factors including, but not limited to, the reliability and financial stability of the sub-custodian; the sub-custodian's practices, procedures and internal controls; and the reputation and standing of the sub-custodian in its national market.

 CODE OF ETHICS

     The Code of Ethics of the Manager and the Funds prohibits all affiliated personnel from engaging in personal investment activities which compete with or attempt to take advantage of a Fund's planned portfolio transactions. Both organizations maintain careful monitoring of compliance with the Code of Ethics.

 COUNSEL

     Paul, Weiss, Rifkind, Wharton & Garrison serves as counsel for the Trust and from time to time provides advice to the Manager.

 SHAREHOLDER INQUIRIES

     All written shareholder inquiries should be directed to the Funds at ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. Alternatively, you may call the Funds at 1-877-INFO-ING.

                                                      Rule 497(c)
                                                      Registration No. 333-59745


ING FUNDS TRUST                                                       PROSPECTUS
P.O. BOX 1239
MALVERN, PA 19355-9836
GENERAL & ACCOUNT INFORMATION: 1-877-INFO-ING OR 1-877-463-6464

     This Prospectus describes four funds (each, a "Fund" and, collectively, the "Funds") of the ING Funds Trust (the "Trust"), managed by ING Mutual Funds Management Co. LLC, a Delaware limited liability company (the "Manager"). The Manager has delegated certain of its investment advisory activities to the sub-advisers described herein (each a "Sub-Adviser", and collectively, the "Sub-Advisers"). The Manager and its Sub-Advisers are wholly-owned indirect subsidiaries of ING Groep, N.V. ("ING Group"). The Funds and their investment objectives are:

     The ING Intermediate Bond Fund seeks to provide investors with a high level of current income consistent with the preservation of capital and liquidity.

     The ING High Yield Bond Fund seeks to provide investors with a high level of current income and total return.

     The ING International Bond Fund is a non-diversified fund that seeks to provide investors with high total return.

     The ING Mortgage Income Fund seeks to provide investors with long-term income consistent with preservation of capital.

     Each Fund offers four different classes of shares--Class A shares, Class B shares, Class C shares and Class X shares. The Class X shares are offered in this Prospectus and may be purchased only by certain qualified investors (including, but not limited to, IRAs, Roth IRAs, Education IRAs, SEP IRAs, Simple IRAs and 403(b)(7) plans). The Class A, Class B and Class C shares are offered under a separate prospectus. Shares of the Funds are sold to the public by ING Funds Distributor, Inc. (the "Distributor").
--------------------------------------------------------------------------------

     SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ING GROUP OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY AND MAY INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE NET ASSET VALUE OF THE FUNDS WILL FLUCTUATE FROM TIME TO TIME. THERE CAN BE NO ASSURANCE THAT THE FUNDS' INVESTMENT OBJECTIVES WILL BE ACHIEVED.
--------------------------------------------------------------------------------

     This Prospectus sets forth concisely the information a prospective investor should know before investing in the Funds and should be read and retained for information about each Fund. A statement of additional information (the "SAI"), dated October 30, 1998, containing additional and more detailed information about the Funds, has been filed with the Securities and Exchange Commission ("SEC") and is hereby incorporated by reference into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding the Funds. The SAI is also available without charge and can be obtained by writing or calling the Funds at the address and phone number printed above.
--------------------------------------------------------------------------------

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                October 30, 1998

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
HIGHLIGHTS..................................................    1
FUND EXPENSES...............................................    4
THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS..........    7
MANAGEMENT OF THE FUNDS.....................................    9
FUND SHARE VALUATION........................................   12
PURCHASE OF FUND SHARES.....................................   13
REDEMPTION OF FUND SHARES...................................   14
EXCHANGE OF FUND SHARES.....................................   15
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS....................   16
DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES..........   17
RISKS OF INVESTING IN THE FUNDS.............................   26
OTHER INFORMATION...........................................   29

ING FUNDS TRUST                                                                1
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                                   HIGHLIGHTS

 THE FUNDS

     Each Fund is a separate investment fund or portfolio, commonly known as a mutual fund. The Funds are portfolios of the ING Funds Trust (the "Trust"), a Delaware business trust organized under the laws of the State of Delaware as an open-end management investment company on July 30, 1998. The Trust's Board of Trustees oversees the overall management of the Funds and elects the officers of each Fund.

 INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

     This Prospectus describes four funds managed by ING Mutual Funds Management Co. LLC (the "Manager") and sub-advised by the applicable Sub-Adviser. Each Fund has a distinct investment objective and policies. There can be no assurance that any Fund will achieve its investment objective.

     ING Intermediate Bond Fund. The ING Intermediate Bond Fund seeks to provide investors with a high level of current income consistent with the preservation of capital and liquidity. Under normal market conditions, the Fund will invest at least 65% of its total assets in debt securities rated, at the time of purchase, BBB or better by a Nationally Recognized Statistical Rating Organization ("NRSRO") or, if not rated, determined to be of comparable quality by the Fund's Sub-Adviser at the time of purchase, and will seek to maintain a minimum average portfolio quality rating of "BBB." Fixed income securities downgraded to below BBB subsequent to purchase may be retained in the portfolio when deemed by the Fund's Sub-Adviser to be in the best interest of Fund shareholders. The dollar-weighted average maturity of the ING Intermediate Bond Fund will generally range between three and ten years.

     ING High Yield Bond Fund. The ING High Yield Bond Fund seeks to provide investors with a high level of current income and total return. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in high yield (high risk) bonds.

     ING International Bond Fund. The ING International Bond Fund is a non-diversified fund that seeks to provide investors with high total return. Under normal market conditions, the Fund will invest at least 65% of its total assets in fixed income securities of international issuers located in at least three different countries outside of the United States and rated, at the time of purchase, BBB or better by a NRSRO or, if not rated, determined to be of comparable quality by the Fund's Sub-Adviser at the time of purchase.

     ING Mortgage Income Fund. The ING Mortgage Income Fund seeks to provide investors with long-term income consistent with preservation of capital. Under normal market conditions, the Fund will invest at least 65% of its total assets in mortgage-backed securities.

     All Funds. All Funds may also use various investment strategies and techniques when the Sub-Adviser determines that such use is appropriate in an effort to meet a Fund's investment objective. For additional information concerning the investment policies, practices and risk consideration of the Funds, see "The Investment Policies and Practices of the Funds" and "Risks of Investing in the Funds".

 INVESTMENT RISKS

     General. The price per share of each Fund will fluctuate with changes in value of the investments held by such Fund. Additionally, there can be no assurance that the Funds will achieve their investment objectives or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products.

     Fixed Income Securities. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

     Foreign Securities. Investments in securities of issuers in any foreign country involves special risk considerations not typically associated with investing in U.S. companies. These risks are often heightened for investments in developing or emerging markets.

     Risks of Techniques Involving Leverage. Utilization of leveraging involves special risks and may involve speculative investment techniques. Certain Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements and purchase securities on a when issued or forward commitment basis and engage in dollar roll transactions. Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments.

     The risks of leverage include a higher volatility of the net asset value of a Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. The risks of leverage may be considered speculative.

 2                                                               ING FUNDS TRUST
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     Non-diversified Investment Companies.  The ING International Bond Fund is
classified as a non-diversified investment company under the Investment Company Act of 1940, as amended, (the "1940 Act"), which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

     High Yield Securities. The ING High Yield Bond Fund will invest primarily in high yield bonds. Certain high yield bonds carry particular market risks and may experience greater volatility in market value than investment grade corporate bonds. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved may significantly affect the value of these bonds. Some of these securities may be subject to call and have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile.

     For additional information concerning the risks of investing in the Funds, see "Risks of Investing in the Funds."

 MANAGEMENT OF THE FUNDS

     As manager of the Funds, the Manager has overall responsibility, subject to the supervision of the Board of Trustees, for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Fund by its respective Sub-Adviser. The Manager also provides certain administrative services necessary for the Funds' operations. Pursuant to a Management Agreement, the Trust currently pays the Manager for its services a monthly fee at an annual rate based on the average daily net assets of each Fund. See "Fund Expenses -- Fee Table" and "Management of the Funds -- The Manager." All of the Sub-Advisers are indirect subsidiaries of ING Group and are affiliates of each other and the Manager and ING Funds Distributor, Inc. ("Distributor").

     Baring International Investment Limited ("BIIL"), Baring International Investment (Far East) Limited ("BIFL") and Baring Asset Management, Inc ("BAM") serve as co-sub-advisers to the ING International Bond Fund. ING Investment Management LLC ("IIM") serves as sub-adviser to the ING Intermediate Bond Fund, ING High Yield Bond Fund and ING Mortgage Income Fund. BIIL, BIFL, BAM and IIM may be referred to herein individually as a "Sub-Adviser" and collectively as the "Sub-Advisers." For their services, the Sub-Advisers receive a fee from the Manager based on their respective Fund's average daily net assets. See "Management of the Funds -- the Sub-Advisers."

     The Sub-Advisers have full investment discretion and make all determinations with respect to the investment of each Fund's assets and the purchase and sale of portfolio securities consistent with the investment objectives, policies, and restrictions for such Fund.

 OTHER SERVICE PROVIDERS

     The Distributor distributes the Funds' shares and may be compensated for certain of its distribution-related expenses. ING Fund Services Co. LLC ("ING Fund Services") has entered into a Fund Services Agreement with the Funds pursuant to which ING Fund Services will perform or engage third parties to perform transfer agency, fund accounting, account servicing, and other services. ING Fund Services has hired DST Systems, Inc. ("DST") to act as the Funds' transfer agent and First Data Investor Services Group ("First Data") to act as the Funds' fund accounting agent.

 CLASSES OF SHARES

     The Funds offer investors a choice among multiple classes of shares with different sales charges and expenses. In selecting which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your investment, (ii) the amount of any applicable sales charge (whether imposed at the time of purchase or redemption) and Rule 12b-1 fees, as noted below, (iii) whether you qualify for any reduction or waiver of any applicable sales charge, (iv) the various exchange privileges among the different classes of shares and (v) the fact that Class B and X shares automatically convert to Class A shares after eight years. The Class X shares are offered in this Prospectus and may be purchased only by certain qualified investors (including, but not limited to, IRAs, Roth IRAs, Education IRAs, SEP IRAs, Simple IRAs and 403(b)(7) plans).

     A broker-dealer may receive different levels of compensation depending on which class of shares is sold. The Distributor may also provide additional compensation to dealers in connection with selling shares of the Funds or for their own company-sponsored sales programs. Additional compensation or assistance may be provided to dealers and includes, but is not limited to, payment or reimbursement for educational, training and sales conferences or programs for their employees. In some cases, this compensation may only be available to dealers whose representatives have sold or are expected to sell significant amounts of shares. The Distributor will make these payments from its own resources and none of the aforementioned additional compensation is paid for by the applicable Fund or its shareholders.

     Class X Shares. Class X shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge ("CDSC") of 5.00% if redeemed within one year of purchase, with declining charges for redemptions thereafter up to six years after purchase. In addition, investors purchasing Class X shares will receive, as a bonus, additional shares having a value equal to 2.00% of the amount invested ("Bonus Shares"). The Distributor has undertaken to pay for

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Bonus Shares as part of its services to the Funds. Shares purchased by the reinvestment of dividends or capital gains distributions are not eligible for Bonus Shares. Class X shares are also subject to a higher annual Rule 12b-1 fee than Class A shares -- up to 0.75% of the Fund's average daily net assets attributable to Class X shares. However, after eight years, Class X shares automatically will be converted to Class A shares at no charge to the investor, resulting in a lower Rule 12b-1 fee thereafter. Class X shares provide the benefit of putting all dollars to work from the time of investment, but will have a higher expense ratio and may pay lower dividends than Class A shares due to the higher Rule 12b-1 fee and any other class specific expenses. See "Purchase of Fund Shares."

     Class A, Class B and Class C Shares. Each Fund offers Class A, Class B and Class C shares under a separate prospectus. These Classes of shares have different sales charges and other expenses, which may affect performance. If you are interested in further information concerning the Class A, Class B or Class C shares, please call the Funds and request a prospectus at 1-877-INFO-ING or contact your authorized broker or investment adviser.

     All Classes. Each Class of shares is also subject to shareholder servicing fees of up to 0.25% of average daily net assets attributable to such shares and account servicing fees of up to 0.25% of average daily net assets attributable to such shares. See "Management of the Funds -- Shareholder Servicing Plan" and "Management of the Funds -- Fund Accountant, Transfer Agent and Account Services."

 4                                                               ING FUNDS TRUST
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                                 FUND EXPENSES

     The purpose of the following tables is to assist investors in understanding the various costs and expenses that an investor in each Fund will bear, either directly or indirectly. Each Fund's costs and expenses are based upon estimates of the Fund's operating expenses for the Fund's first fiscal year:

                                   FEE TABLE

                                                              ING INTERMEDIATE BOND FUND   ING HIGH YIELD BOND FUND
                                                              --------------------------   ------------------------
                                                                       CLASS X                     CLASS X
                                                              --------------------------   ------------------------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price).......................             NONE                        NONE
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).......................             NONE                        NONE
Maximum Contingent Deferred Sales Charge
  (as a percentage of the lesser of the net asset value
  at the time of redemption or at the time of purchase)
  (1).......................................................            5.00%                       5.00%
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
  AVERAGE DAILY NET ASSETS)
Management Fees (after waivers)*............................            0.13%                       0.16%
12b-1 Fees..................................................            0.75%                       0.75%
Shareholder Servicing Fees..................................            0.25%                       0.25%
Other Expenses (after waivers)**............................            0.59%                       0.59%
                                                                         ----                        ----
TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***............            1.72%                       1.75%
                                                                         ====                        ====

------------------------------

(1) If you purchase Class X shares, you do not pay an initial sales charge but you may incur a CDSC if you redeem some or all of your Class X shares before the end of the sixth year after which you purchased such shares. The CDSC for redemptions occurring in years one through six, respectively, is 5%, 4%, 4%, 3%, 2% and 1% of the lesser of the net asset value of the shares at the time of redemption or at the time of purchase. The CDSC is not imposed on the amount of any increase in your account value over the amount invested. No CDSC is charged after the sixth year. For a discussion of the Class X CDSC, see this Prospectus under "Purchase of Fund Shares."
* Management Fees consisting of investment advisory and administrative fees (before waivers) for the ING
     Intermediate Bond Fund and the ING High Yield Bond Fund would be 0.50% and 0.65% annually of the average daily net assets for each Fund, respectively. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.
**   Under the Fund Services Agreement, each Fund may pay ING
     Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. Each Fund currently waives
     0.15% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Funds' consent. (See "Management of the Funds -- Fund Accountant, Transfer Agent and Account
     Services" in the Prospectus.)
***  Total Fund Operating Expenses (before waivers) would be
     2.24% for Class X shares of the ING Intermediate Bond Fund and 2.39% for Class X shares of the ING High Yield Bond
     Fund.

ING FUNDS TRUST                                                                5
--------------------------------------------------------------------------------

                                   FEE TABLE

                                                              ING INTERNATIONAL BOND FUND   ING MORTGAGE INCOME FUND
                                                              ---------------------------   ------------------------
                                                                        CLASS X                     CLASS X
                                                              ---------------------------   ------------------------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price).......................             NONE                         NONE
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).......................             NONE                         NONE
Maximum Contingent Deferred Sales Charge
  (as a percentage of the lesser of the net asset value at
  the time of redemption or at the time of purchase) (1)....            5.00%                        5.00%
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
  AVERAGE DAILY NET ASSETS)
Management Fees (after waivers)*............................            0.25%                        0.13%
12b-1 Fees..................................................            0.75%                        0.75%
Shareholder Servicing Fees..................................            0.25%                        0.25%
Other Expenses (after waivers)**............................            0.88%                        0.58%
                                                                         ----                         ----
TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***............            2.13%                        1.71%
                                                                         ====                         ====

------------------------------

(1) If you purchase Class X shares, you do not pay an initial sales charge but you may incur a CDSC if you redeem some or all of your Class X shares before the end of the sixth year after which you purchased such shares. The CDSC for redemptions occurring in years one through six, respectively, is 5%, 4%, 4%, 3%, 2% and 1% of the lesser of the net asset value of the shares at the time of redemption or at the time of purchase. The CDSC is not imposed on the amount of any increase in your account value over the amount invested. No CDSC is charged after the sixth year. For a discussion of the Class X CDSC, see this Prospectus under "Purchase of Fund Shares."
* Management Fees consisting of investment advisory and administrative fees (before waivers) for the ING
     International Bond Fund and ING Mortgage Income Fund would be 1.00% and 0.50% annually of the average daily net assets for each Fund, respectively. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.
**   Under the Fund Services Agreement, each Fund may pay ING
     Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. Each Fund currently waives
     0.15% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Funds' consent. (See "Management of the Funds -- Fund Accountant, Transfer Agent and Account
     Services" in the Prospectus.)
***  Total Fund Operating Expenses (before waivers) would be
     3.03% for Class X shares of the ING International Bond Fund and 2.23% for Class X shares of the ING Mortgage Income
     Fund.

 6                                                               ING FUNDS TRUST
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EXPENSE EXAMPLES:

     The following table is provided to assist you in understanding the various costs and expenses that you would bear directly or indirectly as an investor in the Fund(s).

                                               FULL REDEMPTION*   NO REDEMPTION**
                                               ----------------   ----------------
                                               1 YEAR   3 YEARS   1 YEAR   3 YEARS
                                               ------   -------   ------   -------
ING INTERMEDIATE BOND FUND
     Class X Shares***.......................   $68      $ 96      $18       $56
ING HIGH YIELD BOND FUND
     Class X Shares***.......................   $68      $ 97      $18       $57
ING INTERNATIONAL BOND FUND
     Class X Shares***.......................   $72      $109      $22       $69
ING MORTGAGE INCOME FUND
     Class X Shares***.......................   $68      $ 95      $18       $55

------------------------------

* Full Redemption. You would have paid the above expenses on a $1,000 investment, assuming a hypothetical 5% annual return and full redemption of your shares at the end of each period shown.
** No Redemption. You would have paid the above expenses on a $1,000 investment, assuming a hypothetical 5% annual return and no redemption of your shares at the end of each period shown.
*** Expense examples for Class X shares of the Funds reflect the shareholder's receipt of additional "Bonus Shares." For a discussion of the issuance of bonus shares, see this Prospectus under "Purchase of Fund Shares."

     THE EXAMPLES PROVIDED SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUNDS' PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN ADDITION, WHILE THE EXAMPLES ASSUME A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN THAT IS GREATER OR LESS THAN 5%.

ING FUNDS TRUST                                                                7
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               THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS

     Each Fund follows its own investment policies and practices, including certain investment restrictions. The "Investment Restrictions" section of the SAI contains specific investment restrictions (the "Investment Restrictions") which govern each Fund's investments. Each Fund's investment objective and certain Investment Restrictions are fundamental policies which may not be changed without a vote of a majority of the outstanding shares, as defined under the 1940 Act, of the affected Fund. Except for the objectives and those restrictions specifically identified as fundamental, all other investment policies and practices described in this Prospectus and in the SAI are not fundamental, and may therefore be changed by the Board of Trustees without shareholder approval. There can be no assurance that any Fund will achieve its investment objective.

     The ING Intermediate Bond Fund. The ING Intermediate Bond Fund seeks to provide investors with a high level of current income consistent with the preservation of capital and liquidity. Under normal market conditions, the Fund will invest at least 65% of its total assets in debt securities rated at the time of purchase, BBB or better by a NRSRO or, if not rated, determined to be of comparable quality by the Fund's Sub-Adviser at the time of purchase, and will seek to maintain a minimum average portfolio quality rating of "BBB." Fixed income securities downgraded to below BBB subsequent to purchase may be retained in the portfolio when deemed by the Fund's Sub-Adviser to be in the best interest of Fund shareholders. A description of security ratings is contained in an Appendix to the SAI. The dollar-weighted average maturity of the ING Intermediate Bond Fund will generally range between three and ten years. Any remaining assets may be invested in convertible securities, preferred stocks and debt of foreign issuers, U.S. Government securities and money market instruments that the Fund's Sub-Adviser believes are appropriate in light of the Fund's objective. Money-market instruments must be rated in one of the top two rating categories by a NRSRO or, if not rated, determined to be of comparable quality by the Fund's Sub-Adviser.

     ING High Yield Bond Fund. The ING High Yield Bond Fund seeks to provide investors with a high level of current income and total return. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in high yield (high risk) bonds. Any remaining assets may be invested in investment grade bonds, debt of foreign issuers, common and preferred stocks, U.S. Government securities and money market instruments that the Fund's Sub-Adviser believes are appropriate in light of the Fund's objective. High yield bonds, which are high risk bonds, are debt securities that are not rated by a NRSRO or are rated below investment grade by a NRSRO such as Ba or lower by Moody's Investors Services, Inc. ("Moody's") or BB or lower by Standard & Poor's Rating Group ("S&P"). A description of security ratings is contained in an Appendix to the SAI. The Fund defines high yield bonds to include: bank loans, payment in kind ("PIK") securities, fixed, variable, floating rate and deferred interest debt obligations, zero coupon bonds; asset and mortgage-backed debt obligations; structured debt obligations; and convertible bonds. In evaluating the quality of a particular high yield bond for investment in the Fund, the Sub-Adviser does not rely exclusively on ratings assigned by the NRSROs. The Sub-Adviser will utilize a security's credit rating as simply one indication of an issuer's creditworthiness and will principally rely upon its own analysis of any security. However, the Sub-Adviser does not have restrictions on the rating level of the securities in the Fund's portfolio and may purchase and hold securities in default.

     The Fund will not purchase any common stocks if, after such purchase, more than 20% of the value of its total assets would be invested in common stocks. The Fund will invest in common stocks purchased in order to attempt to achieve either a combination of its primary and secondary goals, in which case the common stocks will be dividend-paying, or to achieve its secondary goal, in which case the common stocks may not pay dividends.

     There are no restrictions on the average maturity of the Fund or on the maturity of any single instrument. Maturities may vary widely depending on the Sub-Adviser's assessment of interest rate trends and other economic and market factors.

     ING International Bond Fund. The ING International Bond Fund is a non-diversified fund that seeks to provide investors with high total return. Under normal market conditions, the Fund will invest at least 65% of its total assets in fixed income securities of international issuers located in at least three different countries outside of the United States and rated, at the time of purchase, BBB or better by a NRSRO or, if not rated, determined to be of comparable quality by the Fund's Sub-Adviser at the time of purchase. The Fund strives to take maximum advantage of financial and economic developments and currency fluctuations.

     Fixed income securities, for purposes of this Fund, consist of: (i) securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities (sovereign debt); (ii) corporate bonds and debentures rated in the highest four rating categories by a NRSRO;
(iii) obligations of supranational entities; (iv) repurchase agreements involving such securities; (v) loan participations; (vi) short-term commercial paper of U.S. or foreign issuers rated in the highest two rating categories by a NRSRO; and (vii) swaps.

     Any remaining Fund assets may be invested in: (i) securities denominated in U.S. dollars or foreign currencies which are rated below investment grade; (ii) obligations issued or guaranteed as to principal and interest by the U.S.

 8                                                               ING FUNDS TRUST
--------------------------------------------------------------------------------

Government or its agencies and instrumentalities; (iii) obligations (certificates of deposit, time deposits, and bankers' acceptances) of commercial banks, savings and loan institutions, and U.S. and foreign branches of foreign banks that have total assets of $500 million or more as shown on their last published financial statements at the time of investment; (iv) mortgage-backed securities rated in the highest three rating categories by a NRSRO; (v) asset-backed securities rated in the highest three rating categories by a NRSRO;
(vi) receipts; and (vii) Guaranteed Insurance Contracts ("GICs"). The Fund may invest or hold a portion of its assets in U.S. dollars and foreign currencies, including multinational currency units. Normally, a portion of the Fund's total assets is held in U.S. dollars.

     There are no restrictions on the average maturity of the Fund or on the maturity of any single instrument. Maturities may vary widely depending on the Sub-Adviser's assessment of interest rate trends and other economic and market factors.

     The Fund is non-diversified for purposes of the 1940 Act, which means that it is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

     ING Mortgage Income Fund. The ING Mortgage Income Fund seeks to provide investors with long-term income consistent with preservation of capital. Under normal market conditions, the Fund will invest at least 65% of its total assets in mortgage-backed securities. Any remaining assets may be invested in fixed income securities including, but not limited to, U.S. Government securities, corporate bonds, notes and debentures, asset-backed securities and money market instruments that the Fund's Sub-Adviser believes are appropriate in light of the Fund's objective. The Fund's investments will be rated, at the time of purchase, at least A by Moody's or S&P or similarly rated by another NRSRO or if non-rated, they are, in the view of the Sub-Adviser, at the time of purchase, of comparable quality. A description of security ratings is contained in an Appendix to the SAI.

     There are no restrictions on the average maturity of the Fund or on the maturity of any single instrument. Accordingly, the Fund may vary the proportion of its holdings of long- and short-term debt securities in order to reflect its assessment of prospective changes in interest rates even if such action may adversely affect current income. For example, if in the opinion of the Sub-Adviser, interest rates generally are expected to decline, the Fund may sell its shorter term securities and purchase longer term securities in order to benefit from greater expected relative price appreciation; the securities sold may have a higher current yield than those being purchased. The success of this strategy will depend on the Sub-Adviser's ability to forecast changes in interest rates. Moreover, the Fund intends to manage its portfolio actively by taking advantage of trading opportunities such as sales of fund securities and purchases of higher yielding securities of similar quality due to distortions in normal yield differentials.

     Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. There are currently three basic types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement. See "Private Mortgage Pass-Through Securities" below. The Fund may invest in adjustable rate and fixed rate mortgage securities.

     Where securities are issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such guarantee does not extend to the yield or value of the securities or the Fund's shares. These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, net of certain fees. The value of these securities is likely to vary inversely with fluctuations in interest rates.

     All Funds. The SEC currently requires a Fund to invest at least 65% of its total assets in investments that are consistent with its name. To the extent the SEC changes the percentage of a Fund's total assets that must be invested in investments that are consistent with its name, each Fund reserves the right to change, without shareholder approval, the percentage required to be invested by the Fund from 65% of total assets to the percentage required by the SEC or to change the name of the Fund.

     In order to meet liquidity needs or for temporary defensive purposes, each Fund may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which in the Sub-Adviser's opinion are more conservative than the types of securities that the Fund typically invests in. To the extent the Funds are engaged in temporary or defensive investments, a Fund will not be pursuing its investment objective.

     As a matter of fundamental policy, notwithstanding any limitation otherwise, each Fund has the ability to seek to achieve its investment objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund.

     It is the intention of the Funds, unless otherwise indicated, that with respect to their respective policies that are the result of the application of law, the Funds will use to their

ING FUNDS TRUST                                                                9
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maximum advantage the flexibility that may exist as a result of rules or interpretations of the SEC of such laws currently in existence or amended or promulgated in the future.

     The types of securities and investment practices used by the Funds are described in greater detail at "Description of Securities and Investment Practices."

                            MANAGEMENT OF THE FUNDS

     The business and affairs of each Fund are managed under the direction of the Board of Trustees. Additional information about the Trustees, as well as the Funds' executive officers, may be found in the SAI under the heading
"Management -- Trustees and Officers."

 THE MANAGER

     ING Mutual Funds Management Co. LLC, 18 Campus Boulevard, Suite 200, Newtown Square, PA 19073, serves as the manager of the Funds pursuant to a Management Agreement with the Trust. The Manager was formed on September 8, 1998, as a Delaware limited liability company and is a wholly-owned indirect subsidiary of ING Group. The Manager is registered with the SEC as an investment adviser and has no prior experience as an investment adviser to an investment company.

     Under the Management Agreement, the Manager has overall responsibility, subject to the supervision of the Board of Trustees, for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Fund by the Sub-Adviser. The Manager is also responsible for monitoring and evaluating the Sub-Advisers on a periodic basis, and will consider their performance records with respect to the investment objectives and policies of each Fund. The Manager also provides certain administrative services necessary for the Funds' operations including: (i) coordination of the services performed by the Funds' custodian, independent auditors and legal counsel; (ii) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC; (iii) preparation of proxy statements and shareholder reports for the Funds; (iv) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' Officers and Board of Trustees; and (v) furnishing office space and certain facilities required for conducting the business of the Funds.

     Pursuant to the Management Agreement, the Manager is authorized to exercise full investment discretion and make all determinations with respect to the investment of a Fund's assets and the purchase and sale of portfolio securities for one or more Funds in the event that at any time no Sub-Adviser is engaged to manage the assets of a Fund. The Management Agreement may be terminated without penalty by the vote of the Board of Trustees or the shareholders of the Fund, or by the Manager, upon 60 days' written notice by any party to the Agreement and will terminate automatically if assigned as that term is described in the 1940 Act.

     The Trust pays the Manager for its services under the Management Agreement a fee, payable monthly, based on the average daily net assets of each Fund at the following annual rates:

                FUND                   MANAGEMENT FEE
                ----                   --------------
ING Intermediate Bond Fund...........       0.50%
ING High Yield Bond Fund.............       0.65%
ING International Bond Fund..........       1.00%
ING Mortgage Income Fund.............       0.50%

 THE SUB-ADVISERS

     The Manager has entered into Sub-Advisory Agreements with the Sub-Advisers. Under the Agreements, the Sub-Advisers have full investment discretion and make all determinations with respect to the investment of a Fund's assets and the purchase and sale of portfolio securities and other investments. Each Sub-Advisory Agreement may be terminated without penalty by the Manager, the Board of Trustees or the shareholders of the respective Fund, or by the Sub-Adviser, on 60 days' written notice by any party to the Sub-Advisory Agreement and will terminate automatically if assigned as that term is described in the 1940 Act. Each of the Sub-Advisers is a wholly owned indirect subsidiary of ING Group and is an affiliate of the Manager. The Manager may make changes to the sub-advisory arrangements provided that it will not make any changes that would constitute an assignment (as defined under the 1940 Act) of an advisory agreement unless such actions are permissible under the 1940 Act, the rules thereunder or pursuant to relief granted by the SEC.

     Baring International Investment Limited. The Manager has retained BIIL located at 155 Bishopsgate, London, along with its affiliates, BAM and BIFL, to act as co-sub-advisers to the ING International Bond Fund. BAM is located at 125 High Street, Boston, MA 02110 and BIFL is located at 19/F Edinburgh Tower, The Landmark, 15 Queens Road, Central, Hong Kong. BIIL, BAM and BIFL may be referred to herein as "Co-Sub-Advisers". BIIL, BAM and BIFL are registered with the SEC and provide investment management services to clients located around the world. BIIL, BAM and BIFL are wholly owned subsidiaries of Baring Asset Management Holdings Limited ("BAMHL"). BAMHL, a company registered in England and Wales, is the parent of the world-wide group of investment management companies that operate under the collective name Baring Asset Management (the "BAM Group").

 10                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

     BAM Group provides global investment management services and maintains major investment offices in Boston, London, Hong Kong and Tokyo, and together with its predecessor corporation was founded in 1762. BAM Group provides advisory services to regulated investment companies, institutional investors, offshore investment companies, insurance companies and private clients. As of September 30, 1998, Baring Asset Management managed approximately $40.1 billion of assets.

     The ING International Bond Fund is managed by Mr. Paul Thursby, a member of a team of eight investment professionals. The team has an average of 17 years of investment experience. Mr. Thursby has been an investment professional with BAMHL and BIIL since 1981 and has 18 years of investment experience.

     Pursuant to the Sub-Advisory Agreements, the Manager (not the Trust) pays to the Co-Sub-Advisers a monthly fee based on the average daily net assets of the Fund at an annual rate of 0.50%.

     The figures following show past performance of the Co-Sub-Advisers in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING International Bond Fund. The performance is not necessarily representative of the past performance of the above-referenced team or any individual of the team. Information presented is based on performance data provided by the Co-Sub-Advisers. The past performance does not represent the ING International Bond Fund's performance, as it is newly organized and has no performance record of its own. The table shows the total returns for a composite of the actual performance of international fixed income accounts managed by the Co-Sub-Advisers for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING International Bond Fund's Class X shares during its initial fiscal period as set forth in the Fee Table in this Prospectus. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the Salomon Brothers World Government Bond Non-U.S. Dollar Index ("SWGB ex-U.S. $ Index"), an unmanaged market index. The performance shown below is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

     The composite is made up of unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING International Bond Fund may vary in some respects. The information should not be considered a prediction of the future performance of the ING International Bond Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR
PERIODS ENDING SEPTEMBER 30, 1998

INTERNATIONAL BOND COMPOSITE

                      SWGB
                    EX-U.S.$
          CLASS X    INDEX
          -------   --------
1 Year     12.84%     10.35%
3 Years    10.73%      4.41%
5 Years     9.99%      7.20%
10 Years   11.28%      9.13%

     ING Investment Management LLC. The Manager has retained IIM, located at 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, GA 30327 to act as sub-adviser to the ING Intermediate Bond Fund, ING High Yield Bond Fund and the ING Mortgage Income Fund. IIM is a Delaware limited liability company which is engaged in the business of providing investment advice to portfolios which, as of September 30, 1998, were valued at $26.7 billion. IIM is registered with the SEC as an investment adviser. IIM is also a sub-adviser to other registered investment companies.

     Each Fund is managed by a team of IIM investment professionals. Mr. James Kauffmann, with more than 11 years of investment experience, leads a team of three investment professionals managing the ING Intermediate Bond Fund. Mr. Kauffmann received his undergraduate degree from Purdue University and his MBA from Harvard University. Mr. Robert Bowman, who has more than 20 years of investment experience, leads a team of five investment professionals in managing the ING High Yield Bond Fund. Mr. Bowman is a Senior Vice President and Managing Director at IIM. Mr. Jeffrey Seel, with more than 20 years of investment management experience, leads a team of investment professionals in managing the ING Mortgage Income Fund. Mr. Seel received both his undergraduate degree and his MBA from Syracuse University.

     Pursuant to the Sub-Advisory Agreement, the Manager (not the Trust) pays to IIM a monthly fee based on the average daily net assets of each Fund at the following annual rates:

            FUND              INVESTMENT SUB-ADVISORY FEE
            ----              ---------------------------
ING Intermediate Bond
  Fund......................             0.250%
ING High Yield Bond Fund....             0.325%
ING Mortgage Income Fund....             0.250%

 THE DISTRIBUTOR

     ING Funds Distributor, Inc. acts as distributor and is located at 18 Campus Boulevard, Suite 200, Newtown Square, PA 19073. As distributor, the Distributor sells shares of each Fund on behalf of the Trust.

ING FUNDS TRUST                                                               11
--------------------------------------------------------------------------------

 FUND ACCOUNTANT, TRANSFER AGENT AND ACCOUNT SERVICES

     ING Fund Services has entered into a Fund Services Agreement with the Funds pursuant to which ING Fund Services will perform or engage third parties to perform transfer agency, fund accounting, account services and other services. Under the Fund Services Agreement, each Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. ING Fund Services may engage third parties to perform some or all of these services. Account servicing may include, but is not limited to, (i) maintaining shareholder accounts; (ii) preparing shareholders statements, confirmations and shareholder lists; (iii) mailing shareholder statements, confirmations, prospectuses, statements of additional information, annual and semi-annual reports and proxy statements; (iv) tabulating proxies; (v) disbursement of dividends and other distributions; (vi) withholding taxes on U.S. resident and non-resident accounts where applicable; (vii) preparation and filing of U.S. Treasury Department Forms 1099 and other appropriate forms by applicable statutes, rules and regulations; and (viii) providing such other similar services directly to shareholder accounts. ING Fund Services has retained DST to act as the Funds' transfer agent and First Data to act as the Funds' fund accounting agent. DST is located at 333 W. 11th Street, Kansas City, MO 64105, and First Data is located at 4400 Computer Drive, Westborough, MA 01581-5120.

 DISTRIBUTION EXPENSES

     Pursuant to a Plan of Distribution adopted by each Fund under Rule 12b-1 under the 1940 Act, each Fund pays the Distributor an annual fee of up to 0.75% of average daily net assets attributable to that Fund's Class X shares.

     The higher distribution fee attributable to Class X shares is designed to permit an investor to purchase such shares through registered representatives of the Distributor and other broker-dealers without the assessment of an initial sales charge and at the same time to permit the Distributor to compensate its registered representatives and other broker-dealers in connection with the sale of such shares. The distribution fee for all classes may be used by the Distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the applicable Fund. For example, such distribution fee may be used by the Distributor: (i) to compensate broker-dealers, including the Distributor and its registered representatives, for their sale of Fund shares, including the implementation of various incentive programs with respect to broker-dealers, banks, and other financial institutions, (ii) to pay an affiliated party of the Distributor for interest and other borrowing costs incurred by the Distributor; and (iii) to pay other advertising and promotional expenses in connection with the distribution of Fund shares. These advertising and promotional expenses include, by way of example but not by way of limitation, costs of prospectuses for other than current shareholders; preparation and distribution of sales literature; advertising of any type; expenses of branch offices provided jointly by the Distributor and affiliated companies; and compensation paid to and expenses incurred by officers, employees or representatives of the Distributor or of other broker-dealers, banks, or other financial institutions, including travel, entertainment, and telephone expenses. If the Distribution Plan is terminated by the Funds, the Board of Trustees may allow the Funds to pay the 12b-1 fees to the Distributor for distributing shares before the Plan was terminated.

 SHAREHOLDER SERVICING PLAN

     The Funds have adopted a Shareholder Servicing Plan pursuant to which it may pay a service fee up to an annual rate of up to 0.25% of a Fund's average daily net assets to various banks, trust companies, broker-dealers or other financial organizations including the Manager and its affiliates (collectively, "Service Organizations"). Under the Shareholder Servicing Plan, fees may be used to compensate Service Organizations who provide administrative and support services to their customers who may from time to time beneficially own shares of beneficial interest in the Fund, which may include, but is not limited to, (i) answering routine customer inquiries regarding the Funds; (ii) assisting customers in changing dividend options, account designations and addresses, and in enrolling into any of several investment plans offered by the Funds; (iii) assisting in processing purchase and redemption transactions, including arranging wire transfers, transmitting and receiving funds, and verifying customer signatures; and (iv) providing such other similar services directly to their customers to the extent permitted under applicable statutes, rules and regulations.

 OTHER EXPENSES

     Each Fund bears all costs of its operations other than expenses specifically assumed by the Manager. The costs borne by the Funds include, but are not limited to, legal and auditing expenses; Trustees' fees and expenses; insurance premiums; custodian; transfer agent, fund accounting and account servicing fees and expenses (as paid through ING Fund Services to third party agents); expenses incurred in acquiring or disposing of the Funds' portfolio securities; expenses of registering and qualifying the Funds' shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Funds' portfolio securities and pricing of the Funds' shares; expenses of maintaining the Funds' legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Expenses of the Funds directly attributable to a Fund are

 12                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

charged to that Fund; other expenses are allocated proportionately among all of the Funds in relation to the net assets of each Fund.

 PORTFOLIO TRANSACTIONS

     Pursuant to the Sub-Advisory Agreements, the Sub-Adviser places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of equity and debt securities for the account of the Funds, the Sub-Adviser will seek the best execution of the Funds' orders. Purchases and sales of portfolio debt securities for the Funds are generally placed by the Sub-Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Funds. Trading of portfolio debt securities does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Sub-Adviser may cause a Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to the Sub-Adviser an amount of disclosed commissions for executing a securities transaction for the Funds in excess of the commissions another broker-dealer would have charged if the Sub-Adviser believes the commission paid is reasonable in relation to the value of the brokerage and research services received by the Sub-Adviser. Broker-dealers are selected on the basis of a variety of factors such as reputation, capital strength, size and difficulty of order, sale of Fund shares and research provided to the Sub-Adviser. The Sub-Adviser may allocate purchase and sales orders for portfolio securities to broker-dealers that are affiliated with the Manager, the Sub-Adviser or Distributor in agency transactions, if the Sub-Adviser believes the quality of the transaction and commissions are comparable to what they would be with other qualified brokerage firms.

                              FUND SHARE VALUATION

     The net asset value per share of the Funds is calculated at 4:00 p.m. (Eastern time), Monday through Friday, on each day the New York Stock Exchange is open for business (a "Business Day"), which excludes the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each class is computed by dividing the value of the net assets of each class (i.e., the value of the assets less the liabilities) by the total number of outstanding shares of each class. All expenses, including fees paid to the Manager, ING Fund Services and the Distributor, are accrued daily and taken into account for the purpose of determining the net asset value. Expenses directly attributable to a Fund are charged to the Fund; other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund, or on another reasonable basis. Within each class, the expenses are allocated proportionately based on the net assets of each class, except class specific expenses which are allocated directly to the respective class.

     Securities listed on an exchange or over-the-counter are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the average of the last bid and asked prices is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of pricing services and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.

     With respect to options contracts entered into by a Fund, the premium received is recorded as an asset and equivalent liability, and thereafter the liability is adjusted to the market value of the option determined in accordance with the preceding paragraph. The premium paid for an option purchased by the Fund is recorded as an asset and subsequently adjusted to market value.

ING FUNDS TRUST                                                               13
--------------------------------------------------------------------------------

                            PURCHASE OF FUND SHARES

 HOW TO PURCHASE SHARES

     Orders for the purchase of shares will be executed at the net asset value per share next determined after an order has been received. The minimum initial investment in a Fund is $1,000. Any subsequent investments must be at least $50. All initial investments should be accompanied by a completed Account Application. An Account Application accompanies this Prospectus. All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. Contributions to IRAs and qualified retirement plans are subject to prevailing limits set by the Internal Revenue Service. An annual maintenance fee is imposed per a taxpayer identification number per a plan type. The Funds reserve the right to reject any purchase order. All investments may be made using any of the following methods:

     By Mail. A completed Account Application together with a check payable to ING Funds Trust should be forwarded to ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. Third party and foreign checks will not be accepted. Please include the Fund name and your account number on all checks. The remittance slip from a confirmation statement should be used for this purpose.

     Through an Authorized Broker or Investment Adviser. Shares are available to new and existing shareholders through authorized brokers and investment advisers. Authorized brokers and investment advisers may impose additional requirements and charges for the services rendered. Please contact your broker or investment adviser for instructions on purchasing shares through their organization.

 DESCRIPTION OF CLASS X SHARES

     General Information. Class X shares are currently only offered to certain "Qualified" purchasers (including, but not limited to, IRAs, Education IRAs, SEP IRAs, Simple IRAs and 403(b)(7) plans). Any request for "Non-Qualified" purchases of Class X shares up to, but not including, $1,000,000 will normally be considered as a purchase request for Class B shares or declined. Any request for "Non-Qualified" purchases of Class X shares for $1,000,000 or more will be considered as a purchase request for Class A shares or declined, because it is more advantageous for an investor to purchase Class A shares for such amounts.

     The public offering price of Class X shares is the net asset value of the applicable Fund's shares. In addition, investors purchasing Class X shares will receive, as a bonus, additional shares having a value equal to 2.00% of the amount invested. The Distributor has undertaken to pay for the Bonus Shares as part of its services to the Funds. The Distributor expects to recover costs associated with its purchases of Bonus Shares through fees received under the Class X Distribution Plan discussed below. Shares purchased by the reinvestment of dividends or capital gain distributions are not eligible for Bonus Shares.

     Although Class X shares are sold without an initial sales charge, a CDSC will be imposed if shares are redeemed within six years of purchase. The Class X CDSC will not apply to redemptions of Bonus Shares or shares purchased by the reinvestment of dividends or capital gains distributions and may be waived under certain circumstances described below. The Class X CDSC will be assessed on the lesser of the net asset value of the shares at the time of redemption or at the time of purchase. The Class X CDSC will not be imposed on the amount of any increase in your account value over the amount invested. The Class X CDSC is paid to the Distributor to reimburse expenses incurred in providing distribution-related services to the Fund in connection with the sale of Class X shares. Although Class X shares are sold without an initial sales charge, the Distributor normally pays a sales commission of 2.50% of the purchase price of Class X shares to the dealer from its own resources at the time of the sale. The Distributor, ING Funds Services and their agents may assign their right to receive any Class X CDSC, certain distribution, shareholder servicing and account servicing fees to an entity affiliated with the Manager that provides funding for up-front sales commission payments.

     To determine whether the Class X CDSC applies to a redemption, the Fund redeems shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions; (ii) shares (including Bonus Shares) held for over six years; (iii) shares (not including Bonus Shares) in the order they were purchased (such that shares held the longest are redeemed first); and
(iv) Bonus Shares in the order they were acquired (such that Bonus Shares held the longest are redeemed first). The amount of the Class X CDSC will depend on the number of years since the time you invested and the dollar amount being redeemed, according to the following schedule:

REDEMPTION DURING                       CLASS X CDSC
-----------------                       -------------
lst year after purchase...............       5%
2nd year after purchase...............       4%
3rd year after purchase...............       4%
4th year after purchase...............       3%
5th year after purchase...............       2%
6th year after purchase...............       1%

     In the table, a "year" is a 12-month period. All purchases are considered to have been made on the business day of the month in which the purchase was made.

 14                                                              ING FUNDS TRUST
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     Waiver of Class X CDSC.  The Class X CDSC will be waived in the following cases if shares are redeemed and the Transfer Agent is notified: (i) redemption of shares when a Fund exercises its right to liquidate accounts which are less than the minimum account size; (ii) the death or post-purchase disability, as defined in Section 72(m)(7) of the Code (if satisfactory evidence is provided to the Fund); (iii) the portion of a mandated minimum distribution from an IRA, Simple IRA or an individual type 403(b)(7) plan equal to the percentage of your plan assets held in Class X shares of the Fund; and (iv) reinvested dividends and capital gains.

     Conversion to Class A Shares. Eight years after you purchase Class X shares of a Fund, those shares will automatically convert to Class A shares of that Fund. This conversion feature relieves Class X shareholders of the higher asset-based distribution charges that applies to these shares. The conversion is based on the relative net asset value, and no sales load or other charge is imposed. At the time of conversion, a portion of the Class X shares purchased through the reinvestment of dividends or capital gains ("Dividend Shares") will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class X non-Dividend Shares to your total Class X non-Dividend Shares. Under Section 1036 of the Code, the automatic conversion of Class X shares will not result in a gain or loss to the Fund or to affected shareholders.

     Rule 12b-1 Fees. Pursuant to a Plan of Distribution adopted by each Fund under Rule 12b-1 under the 1940 Act, each Fund pays the Distributor an annual fee of up to 0.75% of average daily net assets attributable to that Fund's Class X shares. This fee is higher than the amount paid in connection with the Class A shares, but the same as the amount paid in connection with the Class B and Class C shares of each Fund.

 MINIMUM ACCOUNT BALANCE

     If (i) an account opened in a Fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (ii) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the Fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a Fund determines that a shareholder has provided incorrect information in opening an account with a Fund or in the course of conducting subsequent transactions with the Fund related to such account, the Fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

                           REDEMPTION OF FUND SHARES

 HOW TO REDEEM SHARES

     Shareholders may redeem their shares, in whole or in part, on each day a Fund is valued. Shares will be redeemed without charge (except any applicable
CDSC) at the net asset value next determined after a redemption request in good order has been received by the applicable Fund. The CDSC applicable to the Class X shares is described under "Purchase of Fund Shares." In the instance where a shareholder owns more than one class of shares and the shares being redeemed are not subject to the CDSC, those shares with the highest Rule 12b-1 fee will be redeemed in full prior to any redemption of shares with a lower Rule 12b-1 fee.

     Where purchases are made by check in any Fund, redemption proceeds will be made available immediately upon clearance of the purchase check, which may take up to 15 calendar days. During the period prior to the time the shares are redeemed, dividends on the shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.

     Once the shares are redeemed, a Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Funds may, however, take up to seven days to make payment. This will not be the customary practice. Also, if the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the SEC merits such action, the Funds may suspend redemptions or postpone payment dates. No interest to or additional dividends will be earned on amounts represented by uncashed redemption checks.

     To ensure acceptance of your redemption request, it is important to follow the procedures described below. The Funds may modify or terminate their services and provisions at any time. If the Funds terminate any particular service, they will do so only after giving written notice to shareholders. Redemption by mail will always be available to shareholders. Under certain circumstances described below, a signature guarantee may be required. You may redeem your shares using any of the following methods:

     By Mail. You may redeem your shares by sending a letter directly to ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. To be accepted, a letter requesting

ING FUNDS TRUST                                                               15
--------------------------------------------------------------------------------

redemption must include: (i) the Fund name and account registration from which you are redeeming shares; (ii) your account number; (iii) the amount to be redeemed and (iv) the signatures of all registered owners. A signature guarantee may be required as indicated below. Corporations, partnerships, trusts or other legal entities will be required to submit additional documentation.

     Through an Authorized Broker or Investment Adviser. You may redeem your shares by contacting your authorized broker or investment adviser and instructing him or her to redeem your shares. He or she will then contact ING Fund Services and place a redemption trade on your behalf.

 SIGNATURE GUARANTEES

     A signature guarantee is designed to protect the investor, the Trust, the Distributor, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of ING Funds. Signature guarantees are required for: (i) redemptions by mail in excess of $50,000; (ii) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (iii) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 15 days; (iv) requests to transfer the registration of shares to another owner; and (v) written redemptions or exchanges of shares previously reported as lost/abandoned property, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

     Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (i) a signature guarantee with a medallion stamp of the STAMP Program, or (ii) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should call the Funds at 1-877-INFO-ING.

 REDEMPTION IN KIND

     All redemptions of shares of the Funds shall be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of a Fund during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy of the Funds that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Funds make payment, in whole or in part, in securities or other assets, in case of an emergency or any time a cash distribution would impair the liquidity of a Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner in which the securities of that Fund are valued. If the recipient were to sell such securities he or she may receive more or less than the value of such securities as determined above, and might incur brokerage charges.

                            EXCHANGE OF FUND SHARES

 HOW TO EXCHANGE SHARES

     The Funds offer several convenient ways to exchange shares in one Fund for shares in the same class of another Fund in the Trust. All exchanges will be made based on the net asset value next determined following receipt of the request by a Fund in good order. If a shareholder exchanges shares subject to a CDSC (such as the Class X shares) for the same shares of a different ING Fund, the transaction will not be subject to a CDSC. However, when shares acquired through the exchange are redeemed out of the ING Family of Funds, then the shareholder will be treated as if no exchange took place for the purpose of determining the CDSC period and applying the CDSC.

     A new account opened by exchange must be established with the same name(s), address and social security number as the existing account. Before engaging in an exchange transaction, a shareholder should read carefully the Prospectus describing the Fund into which the exchange will occur, which is available without charge and can be obtained by calling the Funds at 1-877-INFO-ING. A shareholder may not exchange shares of one Fund for shares of another Fund if the new Fund is not qualified for sale in the state of the shareholder's residence. The Trust may terminate or amend the terms of the exchange privilege at any time upon at least 60 days' prior written notice to shareholders of any modification or termination of the exchange privilege.

     An exchange is taxable as a sale of a security on which a gain or loss may be recognized. Shareholders will receive
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written confirmation of the exchange following completion of the transaction. You may exchange your shares using any of the following methods:

     Exchange by Mail. To exchange Fund shares by mail, simply send a letter of instruction to the Fund. The letter of instruction must include: (i) your account number; (ii) the Fund from and the Fund into which you wish to exchange your investment; (iii) the dollar or share amount you wish to exchange; and (iv) the signatures of all registered owners or authorized parties.

     Auto-Exchange Privilege. The Auto-Exchange Privilege enables you to invest regularly (on a monthly, quarterly, semi-annual or annual basis), in exchange for shares of the Fund, in shares of certain other funds in the ING Family of Funds of which you are a shareholder. The amount you designate, which can be expressed either in terms of a specific dollar or share amount ($50 minimum), will be exchanged automatically on the first and/or fifteenth day of the month according to the schedule you have selected. Shares will be exchanged at the then-current net asset value; however, a sales load may be charged with respect to exchanges into funds sold with a sales load. The right to exercise this privilege may be modified or canceled by the Fund or the Transfer Agent. You may modify or cancel your exercise of this privilege at any time by mailing written notification to the ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. The Fund may charge a service fee for the use of this privilege. No such fee currently is contemplated. For more information concerning this privilege and the funds in the ING Family of Funds eligible to participate in this privilege, or to obtain a Auto-Exchange Authorization Form, please call the Funds at 1-877-INFO-ING.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

 DIVIDENDS AND DISTRIBUTIONS

     Dividends and distributions will be reinvested in the respective shares of the Funds at net asset value, unless you elect to receive such dividends and distributions in cash five full business days prior to the record date. Dividends declared in, and attributable to, the preceding period will be paid within five business days after the end of the period. Investors who redeem all or a portion of Fund shares prior to a dividend payment date will be entitled on the next dividend payment date to all dividends declared but unpaid on those shares at the time of their redemption.

     If you elect to receive distributions in cash, and if your checks are returned and marked as "undeliverable," or remain uncashed for six months, then your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

The above described elections may be made either on the Account Application or by calling the Funds at 1-877-INFO-ING.

 TAX MATTERS

     All Funds. Each Fund intends to qualify and elect to be treated as a regulated investment company and intends to continue to qualify to be treated as a regulated investment company for each taxable year pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying and electing, each Fund generally will not be subject to Federal income tax to the extent that it distributes investment company taxable income and net realized capital gains in the manner required under the Code.

     Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes, among other items, dividends and interest and the excess, if any, of net short-term capital gains (generally including any net option premium income) over net long-term capital losses). The Funds will declare distributions of such income daily and pay those dividends monthly. Each Fund intends to distribute, at least annually, substantially all net capital gains (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

     So long as the Funds qualify as regulated investment companies for federal income tax purposes, each Fund, in computing its income subject to federal income tax, is entitled to deduct all dividends other than "preferential" dividends paid by it to its shareholders during the taxable year. "Preferential" dividends are dividends other than dividends which have been distributed to shareholders pro rata without preference to any share of the Fund as compared with other shares of the same class and without preference to one class of shares as compared with another, except in accordance with the former's dividend rights as a class. The Funds believe that a multiple-class structure having all of the features of the multiple-class structure of each of the Funds would not result in dividends being treated as "preferential." The Funds' belief is not binding on the Internal Revenue Service (the "IRS"), no ruling has been obtained by the Funds from the IRS on the matter and there can be no guarantee that the IRS will agree with the Funds on this matter. The Funds' belief is based on the application of current federal income tax law and relevant authorities, and subsequent changes in federal tax law
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or judicial or administrative decisions or pronouncements may supersede or affect the Funds' conclusions. The Funds do not believe that a multiple-class structure having all of the features of the multiple-class structure of each of the Funds has been considered by the IRS in other rulings. If dividends declared and paid by a Fund on any class of shares were to be treated as "preferential," dividends paid by the Fund to shareholders on all classes, of shares during the taxable year would become non-deductible. In this event, the Fund would not be treated as a regulated investment company and the Fund would be taxed on its net income, without any deductions for dividends paid to its shareholders. The resulting federal and state income tax liability, and any related interest and penalties, would be payable from and to the extent of such Fund's then available assets and ultimately would be borne by all current shareholders. The treatment of dividends declared and paid during the taxable year on any class of shares as preferential, and the resulting failure of a Fund to be treated as a regulated investment company, could have additional personal income tax consequences for shareholders of the Fund, including the taxation of distributions as ordinary income that otherwise would have been classified as net capital gains.

     The amount declared each day as a dividend may be based on projections of estimated monthly net investment income and may differ from the actual investment income determined in accordance with generally accepted accounting principles. An adjustment will be made to the dividend each month to account for any difference between the projected and actual monthly investment income.

     Earnings of the Funds not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of this tax, each Fund intends to comply with this distribution requirement.

     It is expected that dividends and interest from non-U.S. sources received by a Fund will be subject to non-U.S. withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable United States income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties.

     The Funds may be required to withhold for Federal income tax ("backup withholding") 31% of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct taxpayer identification number or to make required certifications, or where a Fund or shareholder has been notified by the IRS that the shareholders is subject to backup withholding. Most corporate shareholders and certain other shareholders specified in the Code are exempt from backup withholding.

     Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as IRAs. THE FOREGOING DISCUSSION IS INCLUDED FOR SHAREHOLDERS THAT ARE EXEMPT FROM FEDERAL INCOME TAXES. SHAREHOLDERS SHOULD CONSULT THEIR OWN TAX ADVISERS AS TO THE FEDERAL, STATE AND LOCAL TAX CONSEQUENCES OF OWNERSHIP OF SHARES OF THE FUNDS IN THEIR PARTICULAR CIRCUMSTANCES.

               DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES

     The following is a description of investment practices of the Funds and the securities in which they may invest:

     U.S. Treasury Obligations (All Funds). The Funds may invest in U.S. Treasury obligations, which are backed by the full faith and credit of the United States Government as to the timely payment of principal and interest. U.S. Treasury obligations consist of bills, notes, and bonds and separately traded interest and principal component parts of such obligations known as STRIPS which generally differ in their interest rates and maturities. U.S. Treasury bills, which have original maturities of up to one year, notes, which have maturities ranging from one year to 10 years, and bonds, which have original maturities of 10 to 30 years, are direct obligations of the United States Government.

     U.S. Government Securities (All Funds). U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government securities include debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies and instrumentalities. Some types of U.S. Government securities are supported by the full faith and credit of the United States Government or U.S. Treasury guarantees, such as mortgage-backed certificates guaranteed by the GNMA. Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States Government, the investor in the obligation must look to the agency issuing or guaranteeing the obligation for ultimate repayment.

     Commercial Paper (All Funds). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by both domestic and foreign bank holding companies, corporations and financial institutions and United States Government agencies and instrumentalities, subject to the rating requirements specified for each Fund.

     Corporate Debt Securities (All Funds). The Funds may purchase corporate debt securities, subject to the rating and quality requirements specified with respect to each Fund. The Funds may invest in both rated commercial paper and rated corporate debt obligations of foreign issuers that meet the same quality criteria applicable to investments by the Funds in
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commercial paper and corporate debt obligations of domestic issuers.

     Mortgage-Backed Securities (All Funds). Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. There are currently three basic types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as GNMA, FNMA and FHLMC; (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement. See "Private Mortgage Pass-Through Securities" below. The Funds may invest in adjustable rate and fixed rate mortgage securities.

     The Funds may invest in mortgage-backed securities and other derivative mortgage products, including those representing an undivided ownership interest in a pool of mortgages, e.g., GNMA, FNMA and FHLMC certificates where the U.S. Government or its agencies or instrumentalities guarantees the payment of interest and principal of these securities. These guarantees do not extend to the yield or value of the securities or the Fund's shares. See "Investment Objective and Policies -- Mortgage-Related Securities -- Non-Agency Mortgage-Backed Securities" in the SAI. These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, net of certain fees. The value of these securities is likely to vary inversely with fluctuations in interest rates.

     Mortgage-backed securities are subject to the risk that the principal on the underlying mortgage loans may be prepaid at any time. Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Mortgage-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment. During periods of rising interest rates, the rate of prepayment of mortgages underlying mortgage-backed securities can be expected to decline, extending the projected average maturity of mortgage-backed securities. A decline in the rate of repayment may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

     Collateralized Mortgage Obligations and Multiclass Pass-Through Securities (All Funds). A collateralized mortgage obligation ("CMO") is a security issued by a corporation or U.S. Government agency or instrumentality which is backed by a portfolio of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. Multiclass pass-through securities are equity interests in a trust composed of mortgages or mortgage-backed securities. Payments of principal of and interest on the underlying mortgage assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit ("REMIC"). All future references to CMOs include securities issued by REMICs and multiclass pass-through securities.

     In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a tranche, is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the underlying mortgage assets may be allocated among the several classes of a CMO series in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-backed securities. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments.

     In reliance on rules and interpretations of the Commission, the Funds' investments in certain qualifying CMOs and REMICs are not subject to the 1940 Act's limitation on acquiring interests in other investment companies. See "Investment Objective and Policies -- Mortgage-Related
Securities -- Collateralized Mortgage Obligations" in the SAI.

     Stripped Mortgage-Backed Securities (All Funds). The Funds may invest in mortgage-backed security strips ("MBS
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strips") (i) issued by the U.S. Government or its agencies or instrumentalities or (ii) issued by private originators of, or investors in, mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing (derivative multiclass mortgage securities). MBS strips are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or IO class), while the other class will receive all of the principal (the principal-only or PO class). The yields to maturity on IOs and POs are sensitive to the expected or anticipated rate of principal payments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially adversely affected. See "Investment Objective and Policies -- Mortgage-Related Securities" in the SAI. Derivative mortgage-backed securities such as MBS strips are highly sensitive to changes in prepayment and interest rates.

     Private Mortgage Pass-Through Securities (All Funds). Private mortgage pass-through securities are structured similarly to the GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed rate or adjustable rate mortgage loans. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of GNMA, FNMA and FHLMC, such securities generally are structured with one or more types of credit enhancement.

     Adjustable Rate Securities (ING High Yield Bond Fund, ING Intermediate Bond Fund and ING Mortgage Income Fund). The Funds are permitted to invest in adjustable rate or floating rate debt securities, including corporate securities, securities issued by U.S. Government agencies and mortgage-backed securities, whose interest rate is calculated by reference to a specified index such as the constant maturity Treasury rate, the T-bill rate or LIBOR (London Interbank Offered Rate) and is reset periodically. Adjustable rate securities allow the Funds to participate in increases in interest rates through these periodic adjustments. The value of adjustable or floating rate securities will, like other debt securities, generally vary inversely with changes in prevailing interest rates. The value of adjustable or floating rate securities is unlikely to rise in periods of declining interest rates to the same extent as fixed rate instruments of similar maturities. In periods of rising interest rates, changes in the coupon will lag behind changes in the market rate resulting in a lower net asset value until the coupon resets to market rates.

     Structured Securities (ING Intermediate Bond Fund and ING High Yield Bond
Fund). The Funds may invest in structured notes and/or preferred stocks, the value of which is linked to currencies, interest rates, other commodities, indices or other financial indicators. The securities differ from other securities in which the Funds may invest in several ways. For example, the coupon, dividend and/or redemption amount at maturity may be increased or decreased depending on the value of the underlying instrument.

     Investment in structured securities involves certain risks. In addition to the credit risk of the issuer and the normal risks of changes in interest rates, the redemption amount may increase or decrease as a result of price changes in the underlying instrument. Further, in the case of certain structured securities, the coupon and/or dividend may be reduced to zero, and any further declines in the value of the underlying instrument may then reduce the redemption amount payable at maturity. Finally, structured securities may have more volatility than the price of the underlying instrument.

     Asset-Backed Securities (All Funds). The Funds are permitted to invest in asset-backed securities, subject to the rating and quality requirements specified with respect to each such Fund. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. Consistent with the Funds' investment objectives, policies and quality standards, a Fund may invest in these and other types of asset-backed securities which may be developed in the future.

     Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.

     Preferred Stocks (All Funds). Preferred stock has a preference over common stock in liquidation and generally in dividends as well, but is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be
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convertible into common stock. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

     Investment in Foreign Securities (ING Intermediate Bond Fund, ING International Bond Fund and ING High Yield Bond Fund). The Funds may invest in securities of foreign governmental and private issuers. Investments in foreign securities involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in securities of issuers located in those countries.

     Securities of Foreign Governments and Supranational Organizations (ING Intermediate Bond Fund and ING International Bond Fund). The Funds may invest in U.S. and non-U.S. dollar-denominated debt securities issued by foreign governments, their political subdivisions, governmental authorities, agencies and instrumentalities and supranational organizations. A supranational organization is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational organizations include, among others, the International Bank for Reconstruction and Development (World Bank), the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Inter-American Development Bank, the Asian Development Bank, and the African Development Bank. The Funds may also invest in "quasi-government securities" which are debt obligations issued by entities owned by either a national, state or equivalent government or are obligations of such a government jurisdiction which are not backed by its full faith and credit and general taxing powers.

     Investing in foreign government and quasi-government securities involves considerations and possible risks not typically associated with investing in obligations issued by the U.S. Government. The values of foreign investments are affected by changes in governmental administration or economic or monetary policy (in the U.S. or other countries) or changed circumstances in dealings between countries. In addition, investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and lack of uniform accounting and auditing standards.

     Convertible and Exchangeable Securities (All Funds). The Funds are permitted to invest in convertible and exchangeable securities, subject to the rating and quality requirements specified with respect to each such Fund. Convertible securities generally offer fixed interest or dividend yields and may be converted either at a stated price or stated rate for common or preferred stock. Exchangeable securities may be exchanged on specified terms for common or preferred stock. Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible or exchangeable securities tends to vary with fluctuations in the market value of the underlying common or preferred stock. Debt securities that are convertible into or exchangeable for preferred or common stock are liabilities of the issuer but are generally subordinated to senior debt of the issuer.

     Domestic and Foreign Bank Obligations (All Funds). These obligations include but are not restricted to certificates of deposit, commercial paper, Yankee dollar certificates of deposit, bankers' acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium-term deposit notes. The Funds will not invest in any obligations of their affiliates, as defined under the 1940 Act.

     Each Fund limits its investment in United States bank obligations to obligations of United States banks (including foreign branches). Each Fund limits its investment in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks) which in the opinion of the Sub-Adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Funds.

     Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing in more than seven days may not exceed 15% of the value of the net assets of a Fund.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may
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be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks, or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not subject to examination by any United States Government agency or instrumentality.

     Investments in Eurodollar and Yankee dollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

     STRIPS and Zero Coupon Securities (All Funds). Each Fund may invest in separately traded principal and interest components of securities backed by the full faith and credit of the United States Treasury. The principal and interest components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities. The Funds will not actively trade in STRIPS.

     The Funds may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

     Municipal Commercial Paper (ING Intermediate Bond Fund). Municipal commercial paper is a debt obligation with a stated maturity of one year or less which is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. Investments in municipal commercial paper are limited to commercial paper which is rated at the date of purchase at least: (i) "Prime-1" by Moody's or A-1 by S&P, or (ii) in a comparable rating category by any two of the NRSROs that have rated commercial paper or (iii) in a comparable rating category by only one such organization if it is the only organization that has rated the commercial paper or (iv) if not rated, is, in the opinion of the Sub-Adviser, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.

     Issuers of municipal commercial paper rated "Prime-1" have a "superior capacity for repayment of short-term promissory obligations." The "A-1" rating for commercial paper under the S&P classification indicates that the "degree of safety regarding timely payment is either overwhelming or very strong." See the Appendix to the SAI for a more complete description of securities ratings.

     Municipal Notes (ING Intermediate Bond Fund). Municipal notes are generally sold as interim financing in anticipation of the collection of taxes, a bond sale or receipt of other revenue. Municipal notes generally have maturities at the time of issuance of one year or less. Investments in municipal notes are limited to notes which are rated at the date of purchase: (i) MIG 1 or VMIG 1 by Moody's or SP-1 by S&P or (ii) in a comparable rating category by only one such organization, if it is the only organization that has rated the notes, or (iii) if not rated, are, in the opinion of the Sub-Adviser, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.

     Notes rated "MIG 1" and "VMIG 1" are judged to be of the "best quality" and carry the smallest amount of investment risk.

     Municipal Bonds (ING Intermediate Bond Fund). Municipal bonds generally have a maturity at the time of issuance of more than one year. Municipal bonds may be issued to raise money for various public purposes -- such as constructing public facilities and making loans to public institutions. There are generally two types of municipal bonds: general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Revenue bonds are backed by the revenues of a project or facility -- tolls from a toll road, for example. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. Industrial development revenue bonds (which are private activity bonds) are a specific type of revenue bond backed by the credit and security of a private user, and therefore investments in these bonds have more potential risk. Investments in municipal bonds are limited to bonds which are rated at the time of purchase "BBB" or better by a NRSRO or, if not rated, determined to be of comparable quality by the Fund's Sub-Adviser at the time of purchase.

     Floating Rate Instruments (ING Intermediate Bond Fund). Certain municipal obligations which the Fund may purchase have a floating or variable rate of interest. Such
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obligations bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. Such obligations may carry a demand or "put" feature which would permit the holder to tender them back to the issuer (or to a third party) at par value prior to maturity. The Fund's Sub-Adviser will monitor on an ongoing basis the earning power, cash flow and other liquidity ratios of the issuers of such obligations, and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. The Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due, which may affect the ability of the issuer of the instrument to make payment when due.

     Variable rate demand obligations (All Funds). Variable rate demand obligations have a maturity of five to twenty years but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. Generally, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity. The remarketing agent is typically a financial intermediary that has agreed to perform these services. Variable rate master demand obligations permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Funds, as lender, and the borrower. Because the obligations are direct lending arrangements between the Funds and the borrower, they will not generally be traded, and there is no secondary market for them, although they are redeemable (and thus immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. The borrower also may prepay up to the full amount of the obligation without penalty. While master demand obligations, as such, are not typically rated by credit rating agencies, if not so rated, a Fund may, under its minimum rating standards, invest in them only if, in the opinion of the Sub-Adviser, they are of an investment quality comparable to other debt obligations in which the Funds may invest. See the SAI for further details on variable rate demand obligations and variable rate master demand obligations.

     Other Open-End and Closed-End Investment Companies (All Funds). Each Fund may invest in shares of other open-end and closed-end management investment companies, subject to the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund making such investment. The purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs, and investment advisory and administrative fees.

     Options on Securities (All Funds). The Funds may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter ("OTC") options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put option, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

     The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian.

     The principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, the Funds forego the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retain the risk of loss should the price of the security decline. In return for the premium received for a put option, the Funds assume the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. The Funds may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

     Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. OTC options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is also no assurance that a liquid secondary market on an exchange will exist. In addition, because OTC options are issued in privately negotiated transactions exempt from registration under the Securities Act of 1933, there is no assurance that the Funds will succeed in negotiating a closing out of a particular OTC option at any particular time. If a Fund, as covered call option writer, is unable to effect a closing purchase transaction in the secondary market or otherwise, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.
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     The staff of the SEC has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. The Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Fund's limitation on investments in securities that are not readily marketable.

     Dollar Roll Transactions (All Funds). The Funds may enter into dollar roll transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but a Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Funds' use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities. The Funds will engage in roll transactions primarily for the purpose of acquiring securities for its portfolio and not for investment leverage.

     Swap Agreements (All Funds). To manage its exposure to different types of investments, the Funds may enter into interest rate, total return, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments to a fixed interest rate on the same amount for a specified period. Total return swap agreements are similar to interest rate swap agreements, except the numerical amount is tied to a market-linked return. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that the notional principal amount is tied to a reference pool of mortgages. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed upon level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

     Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. Swap agreements involve risks depending upon the counterparties creditworthiness and ability to perform as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. The Sub-Advisers monitor the creditworthiness of counterparties to these transactions and intends to enter into these transactions only when they believe the counterparties present minimal credit risks and the income expected to be earned from the transaction justifies the attendant risks.

     Futures, Related Options and Options on Indices (All Funds). Each Fund may attempt to reduce the risk of investments by hedging a portion of its portfolio through the use of certain futures transactions, options on futures traded on a board of trade and options on indices traded on national securities exchanges. A Fund may hedge a portion of its portfolio by purchasing such instruments during a market advance or when the Sub-Adviser anticipates an advance. In attempting to hedge a portfolio, the Fund may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts, and engage in related closing transactions. The Fund will use these instruments primarily as a hedge against changes resulting from market conditions in the values of securities held in its portfolio or which it intends to purchase.

     An index assigns relative weighting to the securities in the index, and the index generally fluctuates with changes in the market values of these securities. An index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund will sell index futures only if the amount resulting from the multiplication of the then current level of the indices upon which such futures contracts are based, and the number of futures contracts which would be outstanding, do not exceed one-third of the value of the Fund's net assets.

     When a futures contract is executed, each party deposits with a broker or in a segregated custodial account up to 5% of the contract amount, called the "initial margin," and during the term of the contract, the amount of the deposit is adjusted
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based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account.

     In the case of options on index futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer's position in the index futures contract. If the option is exercised by the holder before the last trading day during the option period, the option writer delivers the futures position, as well as any balance in the writer's futures margin account. If it is exercised on the last trading day, the option writer delivers to the option holder cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index on the date the option expires. In the case of options on indexes, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to receive cash equal to the dollar amount of the difference between the closing price of the relevant index and the option exercise price times a specified multiple, called the "multiplier."

     During a market decline or when the Sub-Adviser anticipates a decline, the Fund may hedge a portion of its portfolio by selling futures contracts or purchasing puts on such contracts or on an index in order to limit exposure to the decline. This provides an alternative to liquidation of securities positions and the corresponding costs of such liquidation. Conversely, during a market advance or when the Sub-Adviser anticipates an advance, the Fund may hedge a portion of its portfolio by purchasing futures, options on these futures or options on indices. This affords a hedge against the Fund not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities which may later be purchased in a more advantageous manner. The Fund will sell options on futures and on indices only to close out existing positions.

     Interest Rate Futures Contracts (All Funds). The Funds may, to a limited extent, enter into interest rate futures contracts -- i.e., contracts for the future delivery of securities or index-based futures contracts -- that are, in the opinion of the Sub-Adviser, sufficiently correlated with the Fund's portfolio. These investments will be made primarily in an attempt to protect a Fund against the effects of adverse changes in interest rates (i.e., "hedging"). When interest rates are increasing and portfolio values are falling, the sale of futures contracts can offset a decline in the value of a Fund's current portfolio securities. The Funds will engage in such transactions primarily for bona fide hedging purposes.

     Options on Interest Rate Futures Contracts (All Funds). The Funds may purchase put and call options on interest rate futures contracts, which give a Fund the right to sell or purchase the underlying futures contract for a specified price upon exercise of the option at any time during the option period. Each Fund may also write (sell) put and call options on such futures contracts. For options on interest rate futures that a Fund writes, such Fund will receive a premium in return for granting to the buyer the right to sell to the Fund or to buy from the Fund the underlying futures contract for a specified price at any time during the option period. As with futures contracts, each Fund will purchase or sell options on interest rate futures contracts primarily for bona fide hedging purposes.

     Foreign Exchange Contracts (ING Intermediate Bond Fund, ING International Bond Fund and ING High Yield Bond Fund). Changes in foreign currency exchange rates will affect the U.S. dollar values of securities denominated in currencies other than the U.S. dollar. The rate of exchange between the U.S. dollar and other currencies fluctuates in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. When investing in foreign securities, the Funds usually effect currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. The Funds incur foreign exchange expenses in converting assets from one currency to another.

     The Funds may enter into foreign currency forward contracts or currency futures for the purchase or sale of foreign currency to "lock in" the U.S. dollar price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which a Fund has investments may suffer a decline against the U.S. dollar. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time for the contract. This method of attempting to hedge the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Although the strategy of engaging in foreign currency transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency. The Funds do not intend to maintain a net exposure to such contracts where the fulfillment of the Funds' obligations under such contracts would obligate the Funds to deliver an amount of foreign currency in excess of the value of the Funds' portfolio securities or other assets denominated in the currency. The Funds will not enter into these contracts for speculative purposes and will not enter into non-hedging currency contracts. These contracts involve a risk of loss if the Sub-Adviser fails to predict currency values correctly.

     "When-Issued" and "Forward Commitment" Transactions (All Funds). The Funds may purchase securities on a when-issued and delayed-delivery basis and may purchase or sell securities on a forward commitment basis. When-issued or delayed-delivery transactions arise
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when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment transaction is an agreement by a Fund to purchase or sell securities at a specified future date. When a Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed-delivery transactions and forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by a Fund until it receives payment or delivery from the other party to the transaction. A separate account containing only liquid assets equal to the value of purchase commitments will be maintained until payment is made. Such securities have the effect of leverage on the Funds and may contribute to volatility of a Fund's net asset value. For further information, see the SAI.

     Warrants (All Funds). The Funds may purchase warrants. A warrant gives the purchaser the right to purchase securities from the issuer at a specific price (the strike price) for a limited period of time. The strike price of a warrant typically is much lower than the current market price of the underlying securities and therefore are subject to greater price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss.

     Loans of Portfolio Securities (All Funds). To increase current income, each Fund may lend its portfolio securities in an amount up to 33 1/3% of each such Fund's total assets to brokers, dealers and financial institutions, provided certain conditions are met, including the condition that each loan is secured continuously by collateral maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned. These transactions involve a loan by the applicable Fund and are subject to the same risks as repurchase agreements. For further information, see the SAI.

     Repurchase Agreements (All Funds). The Funds may enter into repurchase agreements with any bank and broker-dealer which, in the opinion of the Trustees, presents a minimal risk of bankruptcy. Under a repurchase agreement a Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed upon yield. The agreements will be fully collateralized and the value of the collateral, including accrued interest, marked-to-market daily. The agreements may be considered to be loans made by the purchaser, collateralized by the underlying securities. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of securities. Each Fund may not invest more than 15% of its net assets in repurchase agreements maturing in more than seven business days or in securities for which market quotations are not readily available. For more information about repurchase agreements, see "Investment Policies" in the SAI.

     Borrowing (All Funds). Each Fund may borrow up to 33 1/3% of its net assets to purchase securities and for temporary purposes. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of a Fund's shares. The Funds also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     Reverse Repurchase Agreements (All Funds). Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked-to-market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

     Portfolio Turnover. The Funds generally will not engage in the trading of securities for the purpose of realizing short-term profits, but each Fund will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions or fluctuations in interest rates to accomplish its respective investment objective. For example, each Fund may sell portfolio securities in anticipation of an adverse market movement. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if a Fund considers it advantageous to purchase or sell securities. The Funds do not anticipate that the respective annual portfolio turnover rates will exceed the following: ING Intermediate Bond Fund 300%; ING High Yield Bond Fund 150%; ING International Bond Fund 150%; and ING Mortgage Income Fund 200%. A high rate of portfolio turnover involves correspondingly greater transaction expenses than a lower rate, which expenses must be borne by each Fund and its shareholders.
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                        RISKS OF INVESTING IN THE FUNDS

     General. The price per share of each of the Funds will fluctuate with changes in value of the investments held by the Fund. For example, the value of a Fund's shares will generally fluctuate inversely with the movements in interest rates. Shareholders of a Fund should expect the value of their shares to fluctuate with changes in the value of the securities owned by the Fund. There is, of course, no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products. In order to attempt to minimize that risk, the Sub-Adviser monitors developments in the economy, the securities markets, and with each particular issuer. Also, as noted earlier, each diversified Fund (i.e. all funds except the ING International Bond
Fund) is managed within certain limitations that restrict the amount of the Fund's investment in any single issuer.

     Risk Factors Regarding Foreign Securities. Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

     Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

     Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation and limitations on the removal of funds or other assets could severely affect the value of the Funds' investments.

     Regulatory Risk. Foreign companies are not registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, audition and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund's shareholders.

     Market Risk. The securities markets in many of the countries in which the Funds invests will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

     Fixed Income Securities. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities. Changes by a NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of a Fund's securities will not affect cash income derived from these securities but will affect the Fund's net asset value.

     Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest on the guaranteed securities, and do not guarantee the securities' yield or value or the yield or value of a Fund's shares.

     High Yield Bond Market (ING High Yield Bond Fund and ING Intermediate Bond
Fund). The ING High Yield Bond Fund normally invests at least 65% of its total assets in high yield, high risk bonds. The ING Intermediate Bond Fund also may invest more than 5% of its total assets in high yield, high risk bonds. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. These bonds also may be subject to call risk. During periods of declining interest rates, call risk tends to accelerate. Accordingly, any calls on these securities held by a Fund reduces the Sub-Adviser's ability to maintain positions in high-yielding securities.

     Certain high yield bonds carry particular market risks. Zero coupon, deferred interest and PIK bonds, which are issued at deep discounts, may experience greater volatility in market value. Asset and mortgage-backed securities, including collateralized mortgage obligations, in addition to greater volatility, may carry prepayment risks.

     In seeking to achieve a Fund's investment objective, there will be times, such as during periods of rising interest rates,
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when depreciation and realization of capital losses on securities in the Fund's portfolio will be unavoidable. Moreover, medium- and lower-rated securities and non-rated securities of comparable quality may be subject to wider fluctuations in yield and market values than higher-rated securities under certain market conditions. Such fluctuations after a security is acquired do not affect the cash income received from that security but will be reflected in the net asset value of the Fund.

     The secondary market for high yield securities may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The limited liquidity of the market may also adversely affect the ability of a Fund to arrive at a fair value for certain high yield securities at certain times and could make it difficult for the Fund to sell certain securities. In addition, new laws and potential new laws may have an adverse effect upon the value of high yield securities and a concomitant negative impact upon the net asset value of a share of the Fund.

     A Fund may buy high yield, fixed income securities during an initial underwriting. These securities involve special risks because they are new issues. The Sub-Advisers will carefully review their credit and other characteristics. The Funds have no arrangement with its underwriter or any other person concerning the acquisition of these securities.

     Risks of Options and Futures Contracts. One risk involved in the purchase and sale of futures and options is that a Fund may not be able to effect closing transactions at a time when it wishes to do so. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market for them, and there can be no assurance that a liquid market will exist for the contract or the option at any particular time. To mitigate this risk, each Fund will ordinarily purchase and write options only if a secondary market for the options exists on a national securities exchange or in the over-the-counter market. Another risk is that during the option period, if a Fund has written a covered call option, it will have given up the opportunity to profit from a price increase in the underlying securities above the exercise price in return for the premium on the option (although the premium can be used to offset any losses or add to a Fund's income) but, as long as its obligation as a writer continues, such Fund will have retained the risk of loss should the price of the underlying security decline. Investors should note that because of the volatility of the market value of the underlying security, the loss from investing in futures transactions is potentially unlimited. In addition, a Fund has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once a Fund has received an exercise notice, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

     The Funds' successful use of index futures contracts, options on such contracts and options on indices depends upon the ability of the Sub-Adviser to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of index futures as the composition of the Funds' portfolios diverge from the composition of the relevant index. Such imperfect correlation may prevent the Funds from achieving the intended hedge or may expose the Funds to risk of loss. In addition, if the Funds purchase futures to hedge against market advances before they can invest in the underlying securities in an advantageous manner and the market declines, the Funds might create a loss on the futures contract. The Funds' ability to establish and maintain positions will depend on market liquidity. The successful utilization of options and futures transactions requires skills different from those needed in the selection of the Funds' portfolio securities. The Funds believe that the Sub-Adviser possesses the skills necessary for the successful utilization of such transactions.

     The Funds are permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of each Fund's liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Funds will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in futures and related options. The Funds will segregate liquid assets such as cash to cover the futures and options.

     Risks of Techniques Involving Leverage. Utilization of leveraging involves special risks and may involve speculative investment techniques. Certain Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain Funds may engage in dollar roll transactions. Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. The Funds use these investment techniques only when the Sub-Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

     Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the investment the Fund has invested. Leverage creates the risk of magnified capital losses which occurs when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the

 28                                                              ING FUNDS TRUST
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equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

     The risks of leverage include a higher volatility of the net asset value of a Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by such Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, such Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if a Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for such Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

     Non-diversified Investment Companies. The ING International Bond Fund is classified as a non-diversified investment company under the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

     Mortgage-Backed Securities. Mortgage-backed securities are subject to the risk that the principal on the underlying mortgage loans may be prepaid at any time. Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Mortgage-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment. During periods of rising interest rates, the rate of prepayment of mortgages underlying mortgage-backed securities can be expected to decline, extending the projected average maturity of mortgage-backed securities. A decline in the rate of repayment may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

     Year 2000. Like other funds and business organizations around the world, the Funds could be adversely affected if the computer systems used by the Manager and the Funds' other service providers do not properly process and calculate date-related information for the year 2000 and beyond. The Funds have been informed that the Manager, and the Funds' other service providers (i.e., Sub-Adviser, Administrator, Transfer Agent, Fund Accounting Agent, Distributor and Custodian) have developed and are implementing clearly defined and documented plans to minimize the risk associated with the Year 2000 problem. These plans include the following activities: inventorying of software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems and retesting for Year 2000 readiness. In addition, the service providers are obtaining assurances from their vendors and suppliers in the same manner. Non-compliant Year 2000 systems upon which the Fund is dependent may result in errors and account maintenance failures. The Funds have no reason to believe that (i) the Year 2000 plans of the Manager and the Funds' other service providers will not be completed by December, 1999, and (ii) the costs currently associated with the implementation of their plans will have material adverse impact on the business, operations or financial condition of the Funds or their service providers.

     In addition, the Year 2000 problem may adversely affect the companies in which the Funds invest. For example, these companies may incur substantial costs to correct the problem and may suffer losses caused by data processing errors. Since the ultimate costs or consequences of incomplete or untimely resolution of the Year 2000 problem by the Funds' service providers are unknown to the Funds at this time, no assurance can be made that such costs or consequences will not have a material adverse impact on the Funds or their service providers.

     The Funds and the Manager will continue to monitor developments relating to the Year 2000 problem, including the development of contingency plans for providing back-up computer services in the event of a systems failure.

ING FUNDS TRUST                                                               29
--------------------------------------------------------------------------------

     European Economic and Monetary Union. Several European countries are participating in the European Economic and Monetary Union, which will establish a common European currency for participating countries. This currency will commonly be known as the "Euro." Each such participating country anticipates replacing its existing currency with the Euro on January 1, 1999. Other European countries may participate after that date. This conversion presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the Euro; the establishment of exchange rates for existing currencies and the Euro; and the creation of suitable clearing and settlement payment systems for the new currency. These or other factors, including political and economical risks, could cause market disruptions before or after the interaction of the Euro, and could adversely affect the value of securities held by the Funds.

     The Funds have been informed that the Manager, and the Funds' other service providers, as applicable, are taking steps to minimize the risk associated with the conversion. In addition, where appropriate, certain service providers are obtaining assurances from their vendors in the same manner.

     Since the ultimate consequences of the conversion are unknown to the Funds at this time, no assurance can be made that such consequences will not have a material adverse impact on the Funds. The Funds and the Manager will continue to monitor developments relating to the conversion.

                               OTHER INFORMATION

 CAPITALIZATION

     ING Funds Trust was organized as a Delaware business trust on July 30, 1998 and currently consists of 20 separately managed portfolios, each of which is divided into Class A, B, C, and X shares, except for the ING National Tax-Exempt Bond Fund, which is not offering Class X shares. The Board of Trustees may establish additional portfolios in the future. The capitalization of the Funds consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Funds are fully paid, non-assessable and freely transferable.

 VOTING

     Shareholders have the right to vote in the election of Trustees and on any and all matters on which, by law or under the provisions of the Trust Instrument, they may be entitled to vote. The Funds are not required to hold regular annual meetings of shareholders and do not intend to do so.

     The Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Funds may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Funds and in connection with such meeting to comply with the shareholders' communications provisions of Section 16(c) of the Act. See "Other Information -- Voting Rights" in the SAI.

     Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in the Prospectus, the phrase "vote of a majority of the outstanding shares" of a Fund (or the Funds) means the vote of the lesser of: (i) 67% of the shares of a Fund (or the Funds) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (ii) more than 50% of the outstanding shares of a Fund (or the Funds).

 PERFORMANCE INFORMATION

     A Fund may, from time to time, include its yield and total return in advertisements or reports to shareholders or prospective investors. The methods used to calculate the yield and total return of the Funds are mandated by the SEC.

     Quotations of "yield" for a Fund will be based on the investment income per share during a particular 30 day period (including dividends and interest), less expenses accrued per share during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period, the yield is then annualized. When a yield assumes that income earned is reinvested, it is called an effective yield. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     Quotations of yield reflect only a Fund's performance during the particular period on which the calculations are based. Yield for a Fund will vary based on changes in market conditions, the level of interest rates and the level of that Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in that Fund over periods of since inception, 1, 3, 5 and 10 years (up to the life of that Fund), reflect the deduction of a proportional share of

 30                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

Fund expenses (on an annual basis), and assume that all dividends and distributions are reinvested when paid.

     Performance information for a Fund may be compared to various unmanaged indices, such as those indices prepared by Lipper Analytical Services, Morningstar, Salomon Government Bond Non-U.S. Dollar Index and other entities or organizations which track the performance of investment companies. Any performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the Funds and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future. For a description of the methods used to determine yield and total return for Funds, see the SAI.
 ACCOUNT SERVICES

     All transactions in shares of the Funds will be reflected in a quarterly statement for each shareholder. In those cases where a Service Organization or its nominee is the shareholder of record of shares purchased for its customer, the Funds have been advised that the statement may be transmitted to the customer at the discretion of the Service Organization.

     DST acts as the Funds' transfer agent pursuant to a Services Agreement with ING Fund Services. ING Fund Services (not the Funds) compensates DST for providing personnel and facilities to perform dividend disbursing and transfer agency-related services for the Funds.

 CUSTODIAN

     Investors Fiduciary Trust Co. acts as the Funds' Custodian. Pursuant to the Custodian Agreement, the Custodian is responsible for holding each Fund's cash and portfolio securities. The Custodian may enter into sub-custodian agreements with certain qualified banks.

     Rules adopted under the 1940 Act permit investment companies to maintain their securities and cash in the custody of certain eligible foreign banks and depositories. The ING High Yield Bond Fund and the ING International Bond Fund's portfolio of non-United States securities are held by sub-custodians which are approved by the Trustees or a foreign custody manager appointed by the Trustees in accordance with these rules. The Board of Trustees has appointed the Custodian as its foreign custody manager. The determination to place assets with a particular foreign sub-custodian is made pursuant to these rules which require the consideration of a number of factors including, but not limited to, the reliability and financial stability of the sub-custodian; the sub-custodian's practices, procedures and internal controls; and the reputation and standing of the sub-custodian in its national market.

 CODE OF ETHICS

     The Code of Ethics of the Manager and the Funds prohibits all affiliated personnel from engaging in personal investment activities which compete with or attempt to take advantage of a Fund's planned portfolio transactions. Both organizations maintain careful monitoring of compliance with the Code of Ethics.

 COUNSEL

     Paul, Weiss, Rifkind, Wharton & Garrison serves as counsel for the Trust and from time to time provides advice to the Manager.

 SHAREHOLDER INQUIRIES

     All written shareholder inquiries should be directed to the Funds at ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. Alternatively, you may call the Funds at 1-877-INFO-ING.

                                                      Rule 497(c)
                                                      Registration No. 333-59745


ING FUNDS TRUST                                                       PROSPECTUS
P.O. BOX 1239
MALVERN, PA 19355-9836
GENERAL & ACCOUNT INFORMATION: 1-877-INFO-ING OR 1-877-463-6464

     This Prospectus describes two funds (each, a "Fund" and, collectively, the "Funds") of the ING Funds Trust (the "Trust"), managed by ING Mutual Funds Management Co. LLC, a Delaware limited liability company (the "Manager"). The Manager has delegated certain of its investment advisory activities to the sub-adviser described herein (the "Sub-Adviser"). The Manager and its Sub-Adviser are wholly-owned indirect subsidiaries of ING Groep, N.V. ("ING Group"). The Funds and their investment objectives are:

     The ING U.S. Treasury Money Market Fund seeks to provide investors with a high level of current income as is consistent with liquidity, maximum safety of principal and the maintenance of a stable $1.00 net asset value per share. The Fund seeks to achieve its objective by investing in U.S. Treasury securities and repurchase agreements collateralized fully by U.S. Treasury securities.

     The ING Money Market Fund seeks to provide investors with a high level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share. The Fund seeks to achieve its objective by investing in high quality, short-term obligations.

     Each Fund offers four different classes of shares--Class A shares, Class B shares, Class C shares and Class X shares. The Class X shares are offered in this Prospectus and may be purchased only by certain qualified investors (including, but not limited to, IRAs, Roth IRAs, Education IRAs, SEP IRAs, Simple IRAs and 403(b)(7) plans). The Class A, Class B and Class C shares are offered under a separate prospectus. Shares of the Funds are sold to the public by ING Funds Distributor, Inc. (the "Distributor").

--------------------------------------------------------------------------------

     AN INVESTMENT IN SHARES OF THE TRUST IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

     SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ING GROUP OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY AND MAY INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT THE FUNDS' INVESTMENT OBJECTIVES WILL BE ACHIEVED.

--------------------------------------------------------------------------------

     This Prospectus sets forth concisely the information a prospective investor should know before investing in the Funds and should be read and retained for information about each Fund. A statement of additional information (the "SAI"), dated October 30, 1998, containing additional and more detailed information about the Funds, has been filed with the Securities and Exchange Commission ("SEC") and is hereby incorporated by reference into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding the Funds. The SAI is also available without charge and can be obtained by writing or calling the Funds at the address and telephone number printed above.

--------------------------------------------------------------------------------

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                                October 30, 1998

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
HIGHLIGHTS..................................................    1
FUND EXPENSES...............................................    3
THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS..........    5
MANAGEMENT OF THE FUNDS.....................................    6
FUND SHARE VALUATION........................................    9
PURCHASE OF FUND SHARES.....................................    9
REDEMPTION OF FUND SHARES...................................   11
EXCHANGE OF FUND SHARES.....................................   12
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS....................   13
DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES..........   14
RISKS OF INVESTING IN THE FUNDS.............................   17
OTHER INFORMATION...........................................   18

ING FUNDS TRUST                                                                1
--------------------------------------------------------------------------------

                                   HIGHLIGHTS

 THE FUNDS

     Each Fund is a separate investment fund or portfolio, commonly known as a mutual fund. The Funds are portfolios of the ING Funds Trust (the "Trust"), a Delaware business trust organized under the laws of the State of Delaware as an open-end management investment company on July 30, 1998. The Trust's Board of Trustees oversees the overall management of the Funds and elects the officers of each Fund.
 INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

     This Prospectus describes two money market funds managed by ING Mutual Funds Management Co. LLC (the "Manager") and sub-advised by the Sub-Adviser. Each Fund has a distinct investment objective and policies. There can be no assurance that either Fund will achieve its investment objective.

     ING U.S. Treasury Money Market Fund. The investment objective of the ING U.S. Treasury Money Market Fund is to provide investors with a high level of current income as is consistent with liquidity, maximum safety of principal and the maintenance of a stable $1.00 net asset value per share. The Fund seeks to achieve its objective by investing in U.S. Treasury securities and repurchase agreements collateralized fully by U.S. Treasury securities. The Fund invests in direct short-term obligations of the United States Treasury, which are backed by the full faith and credit of the United States Government. The ING U.S. Treasury Money Market Fund may also purchase securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis.

     ING Money Market Fund. The investment objective of the ING Money Market Fund is to provide investors with a high level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share. The Fund seeks to achieve its objective by investing in high quality, U.S. dollar-denominated short-term obligations which are determined by the Sub-Adviser to present minimal credit risks.

     The Fund will invest in obligations permitted to be purchased under Rule 2a-7 of the Investment Company Act of 1940, as amended, (the "1940 Act") including, but not limited to, (i) obligations of the U.S. Government or its agencies or instrumentalities; (ii) commercial paper, mortgage-backed and asset-backed securities, guaranteed investment contracts, loan participation interests, medium-term notes, and other promissory notes, including floating or variable rate obligations; and (iii) the following domestic, Yankeedollar and Eurodollar obligations: certificates of deposit, time deposits, bankers' acceptances, commercial paper, and other promissory notes, including floating or variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The Fund may invest more than 25% of its total assets in instruments issued by domestic banks.

     The Fund may purchase securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis. The Fund may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the indebtedness thereunder to vary, and provide for periodic adjustments in the interest rate. The Fund may enter into repurchase agreements.

     Both Funds. Both Funds may also use various investment strategies and techniques when the Sub-Adviser determines that such use is appropriate in an effort to meet a Fund's investment objective. In addition, both Funds may borrow up to 33 1/3% of its net assets for temporary purposes. For additional information concerning the investment policies, practices and risk consideration of the Funds, see "The Investment Policies and Practices of the Funds" and "Risks of Investing in the Funds."
 AMORTIZED COST METHOD OF VALUATION FOR THE FUNDS

     Portfolio investments of each Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the 1940 Act. Obligations in which the Funds invest generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Funds may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of each Fund will not exceed 90 days. See the SAI for an explanation of the amortized cost valuation method.
 INVESTMENT RISKS

     The Funds attempt to maintain the net asset value of their shares at a constant $1.00 per share, although there can be no assurance that the Funds will always be able to do so. The Funds may not achieve as high a level of current income as other funds that do not limit their investments to the high quality securities in which the Funds invest.

     For additional information concerning the risks of investing in the Funds, see "Risks of Investing in the Funds."
 MANAGEMENT OF THE FUNDS

     As manager of the Funds, the Manager has overall responsibility, subject to the supervision of the Board of Trustees, for engaging sub-advisers and for monitoring and

 2                                                               ING FUNDS TRUST
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evaluating the management of the assets of each Fund by the Sub-Adviser. The
Manager also provides certain administrative services necessary for the Funds' operations. Pursuant to a Management Agreement, the Trust currently pays the Manager for its services a monthly fee at an annual rate based on the average daily net assets of each Fund. See "Fund Expenses -- Fee Table" and "Management of the Funds -- The Manager." The Sub-Adviser is an indirect subsidiary of ING Group and is an affiliate of the Manager and ING Funds Distributor, Inc. ("Distributor").

     ING Investment Management LLC ("IIM") serves as sub-adviser to each Fund. For its services, the Sub-Adviser receives a fee from the Manager based on the respective Fund's average daily net assets. See "Management of the Funds -- The Sub-Adviser."

     The Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of each Fund's assets and the purchase and sale of portfolio securities consistent with the investment objectives, policies, and restrictions for such Fund.

 OTHER SERVICE PROVIDERS

     The Distributor distributes the Funds' shares and may be compensated for certain of its distribution-related expenses. ING Fund Services Co. LLC ("ING Fund Services") has entered into a Fund Services Agreement with the Funds pursuant to which ING Fund Services will perform or engage third parties to perform transfer agency, fund accounting, account servicing, and other services. ING Fund Services has hired DST Systems, Inc. ("DST") to act as the Funds' transfer agent and First Data Investor Services Group ("First Data") to act as the Funds' fund accounting agent.

 CLASSES OF SHARES

     The Funds offer investors a choice among multiple classes of shares with different sales charges and expenses. In selecting which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your investment, (ii) the amount of any applicable sales charge imposed at the time of redemption and Rule 12b-1 fees, as noted below, (iii) whether you qualify for any reduction or waiver of any applicable sales charge,
(iv) the various exchange privileges among the different classes of shares and
(v) the fact that Class B and X shares automatically convert to Class A shares after eight years. The Class X shares are offered in this Prospectus and may be purchased only by certain qualified investors (including, but not limited to, IRAs, Roth IRAs, SEP IRAs, Simple IRAs and 403(b)(7) plans).

     A broker-dealer may receive different levels of compensation depending on which class of shares is sold. The Distributor may also provide additional compensation to dealers in connection with selling shares of the Funds or for their own company-sponsored sales programs. Additional compensation or assistance may be provided to dealers and includes, but is not limited to, payment or reimbursement for educational, training and sales conferences or programs for their employees. In some cases, this compensation may only be available to dealers whose representatives have sold or are expected to sell significant amounts of shares. The Distributor will make these payments from its own resources and none of the aforementioned additional compensation is paid for by the applicable Fund or its shareholders.

     Class X Shares. Class X shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge ("CDSC") of 5.00% if redeemed within one year of purchase, with declining charges for redemptions thereafter up to six years after purchase. In addition, investors purchasing Class X shares will receive, as a bonus, additional shares having a value equal to 2.00% of the amount invested ("Bonus Shares"). The Distributor has undertaken to pay for Bonus Shares as part of its services to the Funds. Shares purchased by the reinvestment of dividends or capital gains are not eligible for Bonus Shares. Class X shares are also subject to a higher annual Rule 12b-1 fee than Class A shares -- up to 0.75% of the Fund's average daily net assets attributable to Class X shares. However, after eight years, Class X shares automatically will be converted to Class A shares at no charge to the investor, resulting in a lower Rule 12b-1 fee thereafter. Class X shares will have a higher expense ratio and may pay lower dividends than Class A shares due to the higher Rule 12b-1 fee and any other class specific expenses. See "Purchase of Fund Shares."

     Class A, Class B and Class C Shares. Each Fund offers Class A, Class B and Class C shares under a separate prospectus. The Class A, Class B and Class C shares have different sales charges and other expenses, which may affect performance. If you are interested in further information concerning the Class A, Class B and Class C shares, please call the Funds and request a prospectus at 1-877-INFO-ING or contact your authorized broker or investment adviser.

     All Classes. Each Class of shares is also subject to shareholder servicing fees of up to 0.25% of average daily net assets attributable to such shares and account servicing fees of

ING FUNDS TRUST                                                                3
--------------------------------------------------------------------------------

up to 0.25% of average daily net assets attributable to such shares. See "Management of the Funds -- Shareholder Servicing Plan" and "Management of the Funds -- Fund Accountant, Transfer Agent and Account Services."

                                 FUND EXPENSES

     The purpose of the following tables is to assist investors in understanding the various costs and expenses that an investor in each Fund will bear, either directly or indirectly. Each Fund's costs and expenses are based upon estimates of the Fund's operating expenses for the Fund's first fiscal year:

                                   FEE TABLE

                                                              ING U.S. TREASURY MONEY
                                                                    MARKET FUND         ING MONEY MARKET FUND
                                                              -----------------------   ---------------------
                                                                      CLASS X                  CLASS X
                                                              -----------------------   ---------------------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price).......................           NONE                     NONE
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).......................           NONE                     NONE
Maximum Contingent Deferred Sales Charge
  (as a percentage of the net asset value at the time of
  redemption)(1)............................................          5.00%                    5.00%
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE
  DAILY NET ASSETS)
Management Fees (after waivers)*............................          0.06%                    0.06%
12b-1 Fees..................................................          0.75%                    0.75%
Shareholder Servicing Fees..................................          0.25%                    0.25%
Other Expenses (after waivers)**............................          0.35%                    0.35%
                                                                       ----                     ----
TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***............          1.41%                    1.41%
                                                                       ====                     ====

------------------------------

(1) If you purchase Class X shares, you do not pay an initial sales charge but you may incur a CDSC if you redeem some or all of your Class X shares before the end of the sixth year after which you purchased such shares. The CDSC for redemptions occurring in years one through six, respectively, is 5%, 4%, 4%, 3%, 2% and 1% of the net asset value of the shares at the time of redemption. The CDSC is not imposed on the amount of any increase in your account value over the amount invested. No CDSC is charged after the sixth year. For a discussion of the Class X CDSC, see
     "Purchase of Fund Shares" in this Prospectus.
* Management Fees consisting of investment advisory and administrative fees (before waivers) would be 0.25% annually of the average daily net assets for each Fund. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.
**   Under the Fund Services Agreement, each Fund may pay ING
     Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per an account for transfer agency services plus out-of-pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. Each Fund currently waives
     0.15% of such fees. ING Fund Services may engage third parties to perform some or all of these services. The fee waivers are voluntary and may be modified or terminated at any time without the Funds' consent. (See "Management of the Funds -- Fund Accountant, Transfer Agent and Account
     Services" in the Prospectus.)
*** Total Fund Operating Expenses (before waivers) for each Fund would be 1.75% for Class X shares.

 4                                                               ING FUNDS TRUST
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EXPENSE EXAMPLES:

     The following table is provided to assist you in understanding the various costs and expenses that you would bear directly or indirectly as an investor in the Fund(s).

                                               FULL REDEMPTION*   NO REDEMPTION**
                                               ----------------   ----------------
                                               1 YEAR   3 YEARS   1 YEAR   3 YEARS
                                               ------   -------   ------   -------
ING U.S. TREASURY MONEY MARKET FUND
     Class X Shares***.......................   $65       $86      $15       $46
ING MONEY MARKET FUND
     Class X Shares***.......................   $65       $86      $15       $46

------------------------------

* Full Redemption. You would have paid the above expenses on a $1,000 investment, assuming a hypothetical 5% annual return and full redemption of your shares at the end of each period shown.
** No Redemption. You would have paid the above expenses on a $1,000 investment, assuming a hypothetical 5% annual return and no redemption of your shares at the end of each period shown.
*** Expense examples for Class X shares of the Funds reflect the shareholder's receipt of additional "Bonus Shares." For a discussion of the issuance of Bonus Shares, see this Prospectus under "Purchase of Fund Shares."

     THE EXAMPLES PROVIDED SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUNDS' PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN ADDITION, WHILE THE EXAMPLES ASSUME A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN THAT IS GREATER OR LESS THAN 5%.

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               THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS

     Each Fund follows its own investment policies and practices, including certain investment restrictions. The "Investment Restrictions" section of the SAI contains specific investment restrictions (the "Investment Restrictions") which govern each Fund's investments. Each Fund's investment objective and certain Investment Restrictions are fundamental policies which may not be changed without a vote of a majority of the outstanding shares, as defined under the 1940 Act, of the affected Fund. Except for the objectives and those restrictions specifically identified as fundamental, all other investment policies and practices described in this Prospectus and in the SAI are not fundamental, and may therefore be changed by the Board of Trustees without shareholder approval. There can be no assurance that either Fund will achieve its investment objective.

     ING U.S. Treasury Money Market Fund. The ING U.S. Treasury Money Market Fund seeks to provide investors with a high level of current income as is consistent with liquidity, maximum safety of principal and the maintenance of a stable $1.00 net asset value per share. The Fund seeks to achieve its objective by investing in U.S. Treasury securities and repurchase agreements collateralized fully by U.S. Treasury securities.

     In selecting debt securities for the Fund, the Sub-Adviser seeks to select those instruments that appear to have the potential to achieve the Fund's investment objective within the credit and risk tolerances established for the Fund. In accordance with those policies, the Fund invests in direct short-term obligations of the United States Treasury, which are backed by the full faith and credit of the United States Government, and repurchase agreements collateralized fully by U.S. Treasury securities. The ING U.S. Treasury Money Market Fund may also purchase securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis.

     ING Money Market Fund. The ING Money Market Fund seeks to provide investors with a high level of current income consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share. The Fund seeks to achieve its objective by investing in high quality, U.S. dollar denominated short-term obligations which are determined by the Sub-Adviser to present minimal credit risk.

     In selecting debt securities for the Fund, the Sub-Adviser seeks to select those instruments that appear to have the potential to achieve the Fund's investment objective within the credit and risk tolerances established for the Fund. In accordance with those policies, the Fund will invest in obligations permitted to be purchased under Rule 2a-7 of the 1940 Act including, but not limited to, (i) obligations of the U.S. Government or its agencies or instrumentalities; (ii) commercial paper, mortgage-backed and asset-backed securities, guaranteed investment contracts, loan participation interests, medium-term notes, and other promissory notes, including floating or variable rate obligations; and (iii) the following domestic, Yankeedollar and Eurodollar obligations: certificates of deposit, time deposits, bankers' acceptances, commercial paper, and other promissory notes, including floating or variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The Fund will invest only in issuers or instruments that at the time of purchase (i) have received the highest short-term rating by at least two nationally recognized statistical rating organizations ("NRSROs"), such as "A-1" by Standard & Poor's Corporation ("S&P") and "Prime-1" by Moody's Investors Service, Inc. ("Moody's"); (ii) are single rated and have received the highest short-term rating by a NRSRO; or (iii) are unrated, but are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Fund's Board of Trustees. The Fund may invest more than 25% of its total assets in instruments issued by domestic banks.

     The Fund may purchase securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis. The Fund may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the indebtedness thereunder to vary, and provide for periodic adjustments in the interest rate. The Fund may enter into repurchase agreements.

     In managing the Fund, the Sub-Adviser employs a number of professional money management techniques, including varying the composition of investments and the average maturity of the portfolio based upon the Sub-Adviser's assessment of the relative values of the various money market securities and future interest rate patterns. These assessments will change in response to changing economic and money market conditions and to shifts in fiscal and monetary policy. The Sub-Adviser also seeks to improve yield by taking advantage of yield disparities that regularly occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. Also, there are frequently differences in the yield between the various types of money market securities. The Fund seeks to enhance yield by purchasing and selling securities based upon these yield disparities.

     Both Funds. As a matter of fundamental policy, notwithstanding any limitation otherwise, each Fund has the ability to seek to achieve its investment objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund.

 6                                                               ING FUNDS TRUST
--------------------------------------------------------------------------------

     The Funds' diversification tests are measured at the time of a securities' purchase and are calculated in accordance with Rule 2a-7 of the 1940 Act which may allow a Fund to exceed limits specified in this Prospectus for certain securities subject to guarantees or demand features. The Funds will be deemed to satisfy the maturity requirements described in this Prospectus to the extent the Funds satisfy Rule 2a-7 maturity requirements.

     It is the intention of the Funds, unless otherwise indicated, that with respect to their respective policies that are the result of the application of law, the Funds will use to their maximum advantage the flexibility that may exist as a result of rules or interpretations of the SEC of such laws currently in existence or amended or promulgated in the future.

     Both Funds may borrow up to 33 1/3% of their respective net assets for temporary purposes. The types of securities and investment practices used by the Funds are described in greater detail at "Description of Securities and Investment Practices."

                            MANAGEMENT OF THE FUNDS

     The business and affairs of each Fund are managed under the direction of the Board of Trustees. Additional information about the Trustees, as well as the Funds' executive officers, may be found in the SAI under the heading
"Management -- Trustees and Officers."
 THE MANAGER

     ING Mutual Funds Management Co. LLC, 18 Campus Boulevard, Suite 200, Newtown Square, PA 19073, serves as the manager of the Funds pursuant to a Management Agreement with the Trust. The Manager was formed on September 8, 1998, as a Delaware limited liability company and is a wholly-owned indirect subsidiary of ING Group. The Manager is registered with the SEC as an investment adviser and has no prior experience as an investment adviser to an investment company.

     Under the Management Agreement, the Manager has overall responsibility, subject to the supervision of the Board of Trustees, for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Fund by the Sub-Adviser. The Manager is also responsible for monitoring and evaluating the Sub-Adviser on a periodic basis, and will consider its performance record with respect to the investment objectives and policies of each Fund. The Manager also provides certain administrative services necessary for the Funds' operations including: (i) coordination of the services performed by the Funds' custodian, independent auditors and legal counsel; (ii) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC; (iii) preparation of proxy statements and shareholder reports for the Funds; (iv) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' officers and Board of Trustees; and (v) furnishing office space and certain facilities required for conducting the business of the Funds.

     Pursuant to the Management Agreement, the Manager is authorized to exercise full investment discretion and make all determinations with respect to the investment of a Fund's assets and the purchase and sale of portfolio securities for one or more Funds in the event that at any time no Sub-Adviser is engaged to manage the assets of a Fund. The Management Agreement may be terminated without penalty by the vote of the Board of Trustees or the shareholders of the Fund, or by the Manager, upon 60 days' written notice by any party to the Agreement and will terminate automatically if assigned as that term is described in the 1940 Act.

     The Trust pays the Manager for its services under the Management Agreement a fee, payable monthly, based on the average daily net assets of each Fund at the following annual rates:

                                          MANAGEMENT
                  FUND                       FEE
                  ----                    ----------
ING U.S. Treasury Money Market Fund.....     0.25%
ING Money Market Fund...................     0.25%

 THE SUB-ADVISER

     The Manager has entered into Sub-Advisory Agreements with the Sub-Adviser. Under the Sub-Advisory Agreements, the Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund's assets and the purchase and sale of portfolio securities and other investments. Each Sub-Advisory Agreement may be terminated without penalty by the Manager, the Board of Trustees or the shareholders of the respective Fund, or by the Sub-Adviser, on 60 days' written notice by any party to the Sub-Advisory Agreement and will terminate automatically if assigned as that term is described in the 1940 Act. The Sub-Adviser is a wholly owned indirect subsidiary of ING Group and is an affiliate of the Manager. The Manager may make changes to the sub-advisory arrangements provided that it will not make any changes that would constitute an assignment (as defined under the 1940 Act) of an advisory agreement unless such actions are permissible under the 1940 Act, the rules thereunder or pursuant to relief granted by the SEC.

     ING Investment Management LLC. The Manager has retained IIM to act as sub-adviser to the Funds. IIM is located at 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, GA 30327. IIM is a Delaware limited liability company which is

ING FUNDS TRUST                                                                7
--------------------------------------------------------------------------------

engaged in the business of providing investment advice to portfolios which as of September 30, 1998, were valued at approximately $26.7 billion. IIM is registered with the SEC as an investment adviser. IIM also advises other registered investment companies.
     The Funds are managed by a team of three investment professionals led by Ms. Jennifer J. Thompson, CFA. Ms. Thompson has been employed by IIM as an investment professional since 1998 and has seven years of investment experience.

     Pursuant to the Sub-Advisory Agreements, the Manager (not the Trust) pays to the Sub-Adviser a monthly fee based on the average daily net assets of each Fund at the following annual rates:

            FUND              INVESTMENT SUB-ADVISORY FEE
            ----              ---------------------------
ING U.S. Treasury Money
  Market Fund...............             0.125%
ING Money Market Fund.......             0.125%

     The figures following show past performance of IIM in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING Money Market Fund. The performance is not necessarily representative of the past performance of the above-referenced team or any individual of the team. Information presented is based on performance data provided by IIM. The past performance does not represent the ING Money Market Fund's performance, as it is newly organized and has no performance record of its own. The table shows the total returns for a composite of the actual performance of accounts managed by IIM for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING Money Market Fund's Class X shares during its initial fiscal period as set forth in the Fee Table in this Prospectus. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the IBC's Money Fund Report First Tier Average, a weekly report tracking the performance of over 1300 taxable and tax-free money funds. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

     The composite is made up of accounts that are not subject to diversification and other requirements that apply to mutual funds indicated under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING Money Market Fund may vary in some respects. The information should not be considered a prediction of the future performance of the Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR
PERIODS ENDING SEPTEMBER 30, 1998

MONEY MARKET COMPOSITE ACCOUNT

                                                          IBC
                                                       FIRST TIER
                                            CLASS X     AVERAGE
                                            -------    ----------
1 Year                                        1.38%       5.06%
Since Inception*                              3.45%       4.99%
* Inception date is August 1, 1996.

 THE DISTRIBUTOR

     ING Funds Distributor, Inc. acts as distributor and is located at 18 Campus Boulevard, Suite 200, Newtown Square, PA 19073. As distributor, the Distributor sells shares of each Fund on behalf of the Trust.

 FUND ACCOUNTANT, TRANSFER AGENT AND ACCOUNT SERVICES

     ING Fund Services has entered into a Fund Services Agreement with the Funds pursuant to which ING Fund Services will perform or engage third parties to perform transfer agency, fund accounting, account services and other services. Under the Fund Services Agreement, each Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per account for transfer agency services plus out-of-pocket expenses and up to 0.25% of each Fund's average daily net assets annually for account servicing activities. ING Fund Services may engage third parties to perform some or all of these services. Account servicing may include, but is not limited to, (i) maintaining shareholder accounts; (ii) preparing shareholders statements, confirmations and shareholder lists; (iii) mailing shareholder statements, confirmations, prospectuses, statements of additional information, annual and semi-annual reports and proxy statements; (iv) tabulating proxies; (v) disbursement of dividends and other distributions; (vi) withholding taxes on U.S. resident and non-resident accounts where applicable; (vii) preparation and filing of U.S. Treasury Department Forms 1099 and other appropriate forms by applicable statutes, rules and regulations; and (viii) providing such other similar services directly to shareholder accounts. ING Fund Services has retained DST to act as the Funds' transfer agent and First Data to act as the Funds' fund accounting agent. DST is located at 333 W. 11th Street, Kansas City, MO 64105, and First Data is located at 4400 Computer Drive, Westborough, MA 01581-5120.

 DISTRIBUTION EXPENSES

     Pursuant to a Plan of Distribution adopted by each Fund under Rule 12b-1 under the 1940 Act, each Fund pays the Distributor an annual fee of up to 0.75% of average daily net assets attributable to that Fund's Class X shares.

 8                                                               ING FUNDS TRUST
--------------------------------------------------------------------------------

     The higher distribution fee attributable to Class X shares is designed to permit an investor to purchase such shares through registered representatives of the Distributor and other broker-dealers without the assessment of an initial sales charge and at the same time to permit the Distributor to compensate its registered representatives and other broker-dealers in connection with the sale of such shares.

     The distribution fee for all classes may be used by the Distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the applicable Fund. For example, such distribution fee may be used by the Distributor: (i) to compensate broker-dealers, including the Distributor and its registered representatives, for their sale of Fund shares, including the implementation of various incentive programs with respect to broker-dealers, banks, and other financial institutions, (ii) to pay an affiliated party of the Distributor for interest and other borrowing costs incurred by the Distributor; and (iii) to pay other advertising and promotional expenses in connection with the distribution of Fund shares. These advertising and promotional expenses include, by way of example but not by way of limitation, costs of Prospectuses for other than current shareholders; preparation and distribution of sales literature; advertising of any type; expenses of branch offices provided jointly by the Distributor and affiliated companies; and compensation paid to and expenses incurred by officers, employees or representatives of the Distributor or of other broker-dealers, banks, or other financial institutions, including travel, entertainment, and telephone expenses. If the Distribution Plan is terminated by the Funds, the Board of Trustees may allow the Funds to pay the 12b-1 fees to the Distributor for distributing shares before the Plan was terminated.
 SHAREHOLDER SERVICING PLAN

     The Funds have adopted a Shareholder Servicing Plan pursuant to which it may pay a service fee up to an annual rate of 0.25% of a Fund's average daily net assets to various banks, trust companies, broker-dealers or other financial organizations including the Manager and its affiliates (collectively, "Service Organizations"). Under the Shareholder Servicing Plan, fees may be used to compensate Service Organizations who provide administrative and support services to their customers who may from time to time beneficially own shares of beneficial interest in the Fund, which may include, but is not limited to, (i) answering routine customer inquiries regarding the Fund; (ii) assisting customers in changing dividend options, account designations and addresses, and in enrolling into any of several investment plans offered by the Fund; (iii) assisting in processing purchase and redemption transactions, including arranging wire transfers, transmitting and receiving funds, and verifying customer signatures; and (iv) providing such other similar services directly to their customers to the extent permitted under applicable statutes, rules and regulations.
 OTHER EXPENSES

     Each Fund bears all costs of its operations other than expenses specifically assumed by the Manager. The costs borne by the Funds include, but are not limited to, legal and auditing expenses; Trustees' fees and expenses; insurance premiums; custodian; transfer agent, fund accounting and account servicing fees and expenses; expenses incurred in acquiring or disposing of the Funds' portfolio securities; expenses of registering and qualifying the Funds' shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Funds' portfolio securities and pricing of the Funds' shares; expenses of maintaining the Funds' legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Expenses of the Funds directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among all of the Funds in relation to the net assets of each Fund.

 PORTFOLIO TRANSACTIONS

     Pursuant to the Sub-Advisory Agreements, the Sub-Adviser places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of securities for the account of the Funds, the Sub-Adviser will seek the best execution of the Funds' orders. Purchases and sales of portfolio debt securities for the Funds are generally placed by the Sub-Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Funds. Trading of portfolio debt securities does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Sub-Adviser may cause a Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1940 Act) to the Sub-Adviser an amount of disclosed commissions for executing a securities transaction for the Funds in excess of the commissions another broker-dealer would have charged if the Sub-Adviser believes the commission paid is reasonable in relation to the value of the brokerage and research services received by the Sub-Adviser. Broker-dealers are selected on the basis of a variety of factors such as reputation, capital strength, size and difficulty of order, sale of Fund shares and research provided to the Sub-Adviser. The Sub-Adviser may allocate purchase and sales orders for portfolio securities to broker-dealers that are affiliated with the Manager, the Sub-Adviser or Distributor in agency transactions, if the Sub-Adviser believes the quality of the transaction and commissions are comparable to what they would be with other qualified brokerage firms.

ING FUNDS TRUST                                                                9
--------------------------------------------------------------------------------

                              FUND SHARE VALUATION

     The net asset value per share of the Funds is calculated at 4:00 p.m. (Eastern time), Monday through Friday, on each day the New York Stock Exchange and the Federal Reserve Bank of New York are open for business (a "Business Day"), which excludes the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The net asset value per share of each class is computed by dividing the value of the net assets of each class (i.e., the value of the assets less the liabilities) by the total number of outstanding shares of each class. All expenses, including fees paid to the Manager, ING Fund Services and the Distributor, are accrued daily and taken into account for the purpose of determining the net asset value. Expenses directly attributable to a Fund are charged to the Fund; other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund, or on another reasonable basis. Within each class, the expenses are allocated proportionately based on the net assets of each class, except class specific expenses which are allocated directly to the respective class.

     The Funds use the amortized cost method to value their portfolio securities and seek to maintain a constant net asset value of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. There can be no assurances that at all times the Funds' price per share can be maintained. However, the Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the $1.00 per share price of each Fund. See the SAI for a more complete description of the amortized cost method and Fund share valuation.

                            PURCHASE OF FUND SHARES

 HOW TO PURCHASE SHARES

     Purchase orders will be effected only on Business Days. A purchase order for shares must generally be received by 12:00 noon (Eastern time) for the ING U.S. Treasury Money Market Fund and by 3:00 p.m. (Eastern time) for the ING Money Market Fund (each time, a "Cut-Off Time") to be executed on the same day at the price per share next determined after receipt of such order, provided that the Funds' custodian receives federal funds or other immediately available funds by 4:00 p.m. (Eastern time) that day. Purchase orders received after a Fund's Cut-Off Time will be considered received prior to the Fund's Cut-Off Time on the following Business Day and processed accordingly.

     The minimum initial investment in a Fund is $1,000. Any subsequent investments must be at least $50. All initial investments should be accompanied by a completed Account Application. An Account Application accompanies this Prospectus. All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. Contributions to IRAs and qualified retirement plans are subject to prevailing limits set by the Internal Revenue Service. An annual maintenance fee is imposed per a taxpayer identification number per a plan type. The Funds reserve the right to reject any purchase order. All investments may be made using any of the following methods:

     By Mail. A completed Account Application together with a check payable to ING Funds Trust should be forwarded to ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. Third party and foreign checks will not be accepted. Please include the Fund name and your account number on all checks. The remittance slip from a confirmation statement should be used for this purpose.

     Through an Authorized Broker or Investment Adviser. Shares are available to new and existing shareholders through authorized brokers and investment advisers. Authorized brokers and investment advisers may impose additional requirements and charges for the services rendered. Please contact your broker or investment adviser for instructions on purchasing shares through their organization.

 DESCRIPTION OF CLASS X SHARES

     General Information. Class X shares are currently offered to certain "Qualified" purchases (including, but not limited to, IRAs, Roth IRAs, SEP IRAs, Simple IRAs and 403(b)(7) plans). Any request for "Non-Qualified" purchases of Class X shares will normally be considered as a purchase request for Class A shares or declined, because it is more advantageous for an investor to purchase Class A shares.

     The public offering price of Class X shares is the net asset value of the applicable Fund's shares. In addition, investors purchasing Class X shares will receive, as a bonus, additional shares having a value equal to 2.00% of the amount invested. The Distributor has undertaken to pay for Bonus Shares as part of its services to the Funds. The Distributor expects to recover costs associated with its purchases of Bonus

 10                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

Shares through fees received under the Class X Distribution Plan discussed below. Shares purchased by the reinvestment of dividends or capital gains distributions are not eligible for Bonus Shares.

     Although Class X shares are sold without an initial sales charge, a CDSC will be imposed if shares are redeemed within six years of purchase. The Class X CDSC will not apply to redemptions of Bonus Shares or shares purchased by the reinvestment of dividends or capital gains distributions and may be waived under certain circumstances described below. The Class X CDSC will be assessed on the lesser of the net asset value of the shares at the time of redemption or at the time of purchase. The Class X CDSC will not be imposed on the amount of any increase in your account value over the amount invested. The Class X CDSC is paid to the Distributor to reimburse expenses incurred in providing distribution-related services to the Fund in connection with the sale of Class X shares. Although Class X shares are sold without an initial sales charge, the Distributor normally pays a sales commission of 2.50% of the purchase price of Class X shares to the dealer from its own resources at the time of the sale. The Distributor, ING Fund Services and their agents may assign their right to receive any Class X CDSC, certain distribution, shareholder servicing and account servicing fees to an entity affiliated with the Manager that provides funding for up-front sales commission payments.

     To determine whether the Class X CDSC applies to a redemption, the Fund redeems shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions; (ii) shares (including Bonus Shares) held for over six years; and (iii) shares (not including Bonus Shares) in the order they were purchased (such that shares held the longest are redeemed first); and (iv) Bonus Shares in the order they were acquired (such that Bonus Shares held the longest are redeemed first). The amount of the Class X CDSC will depend on the number of years since the time you invested and the dollar amount being redeemed, according to the following schedule:

          REDEMPTION DURING             CLASS X CDSC
          -----------------             -------------
1st year after purchase...............        5%
2nd year after purchase...............        4%
3rd year after purchase...............        4%
4th year after purchase...............        3%
5th year after purchase...............        2%
6th year after purchase...............        1%

     In the table, a "year" is a 12-month period. All purchases are considered to have been made on the business day of the month in which the purchase was made.

     Waiver of Class X CDSC. The Class X CDSC will be waived in the following cases if shares are redeemed and the Transfer Agent is notified: (i) redemption of shares when a Fund exercises its right to liquidate accounts which are less than the minimum account size; (ii) the death or post-purchase disability, as defined in Section 72(m)(7) of the Code (if satisfactory evidence is provided to the Fund); (iii) the portion of a mandated minimum distribution from an IRA, Simple IRA or an individual type 403(b)(7) plan equal to the percentage of your plan assets held in Class X shares of the Fund; and (iv) reinvested dividends and capital gains.

     Conversion to Class A Shares. Eight years after you purchase Class X shares of a Fund, those shares will automatically convert to Class A shares of that Fund. This conversion feature relieves Class X shareholders of the higher asset-based distribution charges that applies to these shares. The conversion is based on the relative net asset value, and no sales load or other charge is imposed. At the time of conversion, a portion of the Class X shares purchased through the reinvestment of dividends or capital gains ("Dividend Shares") will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class X non-Dividend Shares to your total Class X non-Dividend Shares. Under Section 1036 of the Code, the automatic conversion of Class X shares will not result in a gain or loss to the Fund or to affected shareholders.

     Rule 12b-1 Fees. Pursuant to a Plan of Distribution adopted by each Fund under Rule 12b-1 under the 1940 Act, each Fund pays the Distributor an annual fee of up to 0.75% of average daily net assets attributable to that Fund's Class X shares. This fee is higher than the amount paid in connection with the Class A shares, but the same as the amount paid in connection with the Class B and Class C shares of each Fund.
 MINIMUM ACCOUNT BALANCE

     If (i) an account opened in a Fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (ii) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the Fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a Fund determines that a shareholder has provided incorrect information in opening an account with a Fund or in the course of conducting subsequent transactions with the Fund related to such account, the Fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.
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                           REDEMPTION OF FUND SHARES

 HOW TO REDEEM SHARES

     Redemption orders will be effected only on Business Days. A redemption order for shares of a Fund must generally be received by such Fund's Cut-Off Time to be executed on the same day at the price per share next determined after receipt of such order. Redemption orders received after a Fund's Cut-Off Time will be considered received prior to the Fund's Cut-Off Time on the following Business Day and processed accordingly. Shares will be redeemed without charge (except any applicable CDSC). The CDSC applicable to the Class X shares is described under "Purchase of Fund Shares." In the instance where a shareholder owns more than one class of shares and the shares being redeemed are not subject to the CDSC, those shares with the highest Rule 12b-1 fee will be redeemed in full prior to any redemption of shares with a lower Rule 12b-1 fee.

     Where purchases are made by check in any Fund, redemption proceeds will be made available immediately upon clearance of the purchase check, which may take up to 15 calendar days. During the period prior to the time the shares are redeemed, dividends on the shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.

     Once the shares are redeemed, a Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Funds may, however, take up to seven days to make payment. This will not be the customary practice. Also, if the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the SEC merits such action, the Funds may suspend redemptions or postpone payment dates. No interest or additional dividends will be earned on amounts represented by uncashed redemption checks.

     To ensure acceptance of your redemption request, it is important to follow the procedures described below. The Funds may modify or terminate their services and provisions at any time. If the Funds terminate any particular service, they will do so only after giving written notice to shareholders. Redemption by mail will always be available to shareholders. Under certain circumstances described below, a signature guarantee may be required. You may redeem your shares using any of the following methods:

     By Mail. You may redeem your shares by sending a letter directly to ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. To be accepted, a letter requesting redemption must include: (i) the Fund name and account registration from which you are redeeming shares; (ii) your account number; (iii) the amount to be redeemed and (iv) the signatures of all registered owners. A signature guarantee may be required as indicated below. Corporations, partnerships, trusts or other legal entities will be required to submit additional documentation.

     Through an Authorized Broker or Investment Adviser. You may redeem your shares by contacting your authorized broker or investment adviser and instructing him or her to redeem your shares. He or she will then contact ING Fund Services and place a redemption trade on your behalf.

 SIGNATURE GUARANTEES

     A signature guarantee is designed to protect the investor, the Trust, the Distributor, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of ING Funds. Signature guarantees are required for: (i) redemptions by mail in excess of $50,000; (ii) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (iii) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 15 days; (iv) requests to transfer the registration of shares to another owner; and (v) written redemptions or exchanges of shares previously reported as lost/abandoned property, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

     Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (i) a signature guarantee with a medallion stamp of the STAMP Program, or (ii) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either

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event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should call the Funds at 1-877-INFO-ING.

 REDEMPTION IN KIND

     All redemptions of shares of the Funds shall be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of a Fund during any 90-day period of up to the lesser of $250,000 or 1% of the net assets of that Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy of the Funds that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Funds make payment, in whole or in part, in securities or other assets, in case of an emergency or any time a cash distribution would impair the liquidity of a Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner in which the securities of that Fund are valued. If the recipient were to sell such securities he or she may receive more or less than the value of such securities as determined above, and might incur brokerage charges.

                            EXCHANGE OF FUND SHARES

 HOW TO EXCHANGE SHARES

     The Funds offer several convenient ways to exchange shares in one Fund for shares in the same class of another Fund in the Trust. All exchanges will be made based on the net asset value next determined following receipt of the request by a Fund in good order. If a shareholder exchanges shares subject to a CDSC (such as the Class X shares) for the same shares of a different ING Fund, the transaction will not be subject to a CDSC. However, when shares acquired through the exchange are redeemed out of the ING Family of Funds, then the shareholder will be treated as if no exchange took place for the purpose of determining the CDSC period and applying the CDSC.

     A new account opened by exchange must be established with the same name(s), address and social security number as the existing account. Before engaging in an exchange transaction, a shareholder should read carefully the prospectus describing the Fund into which the exchange will occur, which is available without charge and can be obtained by calling the Funds at 1-877-INFO-ING. A shareholder may not exchange shares of one Fund for shares of another Fund if the new Fund is not qualified for sale in the state of the shareholder's residence. The Trust may terminate or amend the terms of the exchange privilege at any time upon at least 60 days' prior written notice to shareholders of any modification or termination of the exchange privilege.

     An exchange is taxable as a sale of a security on which a gain or loss may be recognized. Shareholders will receive written confirmation of the exchange following completion of the transaction. You may exchange your shares using any of the following methods:

     Exchange by Mail. To exchange Fund shares by mail, simply send a letter of instruction to the Fund. The letter of instruction must include: (i) your account number; (ii) the Fund from and the Fund into which you wish to exchange your investment; (iii) the dollar or share amount you wish to exchange; and (iv) the signatures of all registered owners or authorized parties.

     Auto-Exchange Privilege. The Auto-Exchange Privilege enables you to invest regularly (on a monthly, quarterly, semi-annual or annual basis), in exchange for shares of the Fund, in shares of certain other funds in the ING Family of Funds of which you are a shareholder. The amount you designate, which can be expressed either in terms of a specific dollar or share amount ($50 minimum), will be exchanged automatically on the first and/or fifteenth day of the month according to the schedule you have selected. Shares will be exchanged at the then-current net asset value; however, a sales load may be charged with respect to exchanges into funds sold with a sales load. The right to exercise this privilege may be modified or canceled by the Fund or the Transfer Agent. You may modify or cancel your exercise of this privilege at any time by mailing written notification to the ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. The Fund may charge a service fee for the use of this privilege. No such fee currently is contemplated. For more information concerning this privilege and the funds in the ING Family of Funds eligible to participate in this privilege, or to obtain a Auto-Exchange Authorization Form, please call the Funds at 1-877-INFO-ING.

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                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

 DIVIDENDS AND DISTRIBUTIONS

     Dividends and distributions will be reinvested in the respective shares of the Funds at net asset value, unless you elect to receive such dividends and distributions in cash five full business days prior to the record date. Dividends declared in, and attributable to, the preceding period will be paid within five business days after the end of the period. Investors who redeem all or a portion of Fund shares prior to a dividend payment date will be entitled on the next dividend payment date to all dividends declared but unpaid on those shares at the time of their redemption.

     If you elect to receive distributions in cash, and if your checks are returned and marked as "undeliverable", or remain uncashed for six months, then your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

     The above described elections may be made either on the Account Application or by calling the Funds at 1-877-INFO-ING.
 TAX MATTERS

     All Funds. Each Fund intends to qualify and elect to be treated as a regulated investment company and intends to continue to qualify to be treated as a regulated investment company for each taxable year pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying and electing, each Fund generally will not be subject to federal income tax to the extent that it distributes investment company taxable income and net realized capital gains in the manner required under the Code.

     Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes, among other items, dividends and interest and the excess, if any, of net short-term capital gains (generally including any net option premium income) over net long-term capital losses). The Funds will declare distributions of such income daily and pay those dividends monthly. Each Fund intends to distribute, at least annually, substantially all net capital gains (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

     As long as the Funds qualify as regulated investment companies for federal income tax purposes, each Fund, in computing its income subject to federal income tax, is entitled to deduct all dividends other than "preferential" dividends paid by it to shareholders during the taxable year. "Preferential" dividends are dividends other than dividends which have been distributed to shareholders pro rata without preference to any share of the Fund as compared with other shares of the same class and without preference to one class of shares as compared with another, except in accordance with the former's dividend rights as a class. The Funds believe that a multiple-class structure having all of the features of the multiple-class structure of each of the Funds would not result in dividends being treated as "preferential." The Funds' belief is not binding on the Internal Revenue Service (the "IRS"), no ruling has been obtained by the Funds from the IRS on the matter and there can be no guarantee that the IRS will agree with the Funds on this matter. The Funds' belief is based on the application of current federal income tax law and relevant authorities, and subsequent changes in federal tax law or judicial or administrative decisions or pronouncements may supercede or affect the Funds' conclusions. The Funds do not believe that a multiple-class structure having all of the features of the multiple-class structure of each of the Funds has been considered by the IRS in other rulings. If dividends declared and paid by a Fund on any class of shares were to be treated as "preferential," dividends paid by the Fund to shareholders on all classes, of shares during the taxable year would become non-deductible. In this event, the Fund would not be treated as a regulated investment company and the Fund would be taxed on its net income, without any deductions for dividends paid to its shareholders. The resulting federal and state income tax liability, and any related interest and penalties, would be payable from and to the extent of such Fund's then available assets and ultimately would be borne by all current shareholders. The treatment of dividends declared and paid during the taxable year on any class of shares as preferential, and the resulting failure of a Fund to be treated as a regulated investment company, could have additional personal income tax consequences for shareholders of the Fund, including the taxation of distributions as ordinary income that otherwise would have been classified as net capital gains.

     Earnings of the Funds not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of this tax, each Fund intends to comply with this distribution requirement.

     The Funds may be required to withhold for Federal income tax ("backup withholding") 31% of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct taxpayer identification number or to make required certifications, or where a Fund or shareholder

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has been notified by the IRS that the shareholder is subject to backup withholding. Most corporate shareholders and certain other shareholders specified in the Code are exempt from backup withholding.

     Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as IRAs. THE FOREGOING DISCUSSION IS INCLUDED FOR SHAREHOLDERS THAT ARE EXEMPT FROM FEDERAL INCOME TAXES. SHAREHOLDERS SHOULD CONSULT THEIR OWN TAX ADVISERS AS TO THE FEDERAL, STATE AND LOCAL TAX CONSEQUENCES OF OWNERSHIP OF SHARES OF THE FUNDS IN THEIR PARTICULAR CIRCUMSTANCES.

               DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES

     The following is a description of investment practices of the Funds and the securities in which they may invest:

     U.S. Treasury Obligations (Both Funds). Each Fund may invest in U.S. Treasury obligations, whose principal and interest are backed by the full faith and credit of the United States Government. U.S. Treasury obligations consist of bills, notes and bonds, and separately traded interest and principal component parts of such obligations known as STRIPS, which generally differ in their interest rates and maturities. U.S. Treasury bills, which have original maturities of up to one year, notes, which have maturities ranging from two years to 10 years, and bonds, which have original maturities of 10 to 30 years, are direct obligations of the United States Government. In accordance with Rule 2a-7, the Fund's investments in these securities are limited to those having a remaining maturity not exceeding 13 months (397 days).

     U.S. Government Securities (ING Money Market Fund Only). U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government securities include debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies and instrumentalities. Some types of U.S. Government securities are supported by the full faith and credit of the United States Government or U.S. Treasury guarantees, such as mortgage-backed certificates guaranteed by the Government National Mortgage Association ("GNMA"). Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States Government, the investor in the obligation must look to the agency issuing or guaranteeing the obligation for ultimate repayment. In accordance with Rule 2a-7, the Fund's investments in these securities are limited to those having a remaining maturity not exceeding 13 months (397 days).

     Commercial Paper (ING Money Market Fund Only). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by both domestic and foreign bank holding companies, corporations and financial institutions and United States Government agencies and instrumentalities. All commercial paper purchased by the Fund is, at the time of investment (i) given the highest short-term rating by at least two NRSROs, such as "A-1" by S&P and "Prime-1" by Moody's; (ii) single rated and given the highest short-term rating by a NRSRO; or (iii) unrated, but determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Fund's Board of Trustees.

     Corporate Debt Securities (ING Money Market Fund Only). The Fund may purchase corporate debt securities, subject to the rating and quality requirements specified in Rule 2a-7. The Fund may invest in both United States dollar denominated rated commercial paper and corporate debt obligations of foreign issuers that meet the same quality criteria applicable to investments by the Fund in commercial paper and corporate debt obligations of domestic issuers. These investments, therefore, are not expected to involve significant additional risks as compared to the risks of investing in comparable domestic securities. Generally, all foreign investments carry with them both opportunities and risks not applicable to investments in securities of domestic issuers, such as risks of foreign political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, changes in foreign governmental attitudes toward private investment (possibly leading to nationalization, increased taxation, or confiscation of foreign assets) and added difficulties inherent in obtaining and enforcing a judgment against a foreign issuer of securities should it default. In accordance with Rule 2a-7, the Fund's investments in these securities are limited to those having a remaining maturity not exceeding 13 months (397 days).

     Domestic and Foreign Bank Obligations (ING Money Market Fund Only). These obligations include but are not limited to certificates of deposit, commercial paper, Yankeedollar certificates of deposit, bankers' acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium-term deposit notes. The Fund will not invest in any obligations of its affiliates, as defined under the 1940 Act.

ING FUNDS TRUST                                                               15
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     The Fund limits its investment in United States bank obligations to obligations of United States banks (including foreign branches). The Fund limits its investment in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks) which, in the opinion of the Sub-Adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Fund. There is no limitation on the amount of the Fund's assets which may be invested in obligations of domestic banks.

     Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing from two days through seven days may not exceed 10% of the value of the total assets of the Fund.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of the United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations, that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks, or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not subject to examination by any United States Government agency or instrumentality.

     STRIPS and Zero Coupon Securities (Both Funds). Each Fund may invest in separately traded principal and interest components of securities backed by the full faith and credit of the United States Treasury. The principal and interest components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities. In accordance with Rule 2a-7, the Fund's investments in these securities are limited to those with maturity components not exceeding 13 months (397 days).

     A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

     Variable Rate Demand Obligations (ING Money Market Fund Only). Variable rate demand obligations generally have a maturity of longer than 397 days, but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. To the extent this period is exceeded, the obligation in question would be considered illiquid.

     Generally, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity. The remarketing agent is typically a financial intermediary that has agreed to perform these services. Variable rate master demand obligations permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. Because the obligations are direct lending arrangements between the Fund and the borrower, they will not generally be traded, and there is no secondary market for them, although they are redeemable (and thus immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. The borrower also may prepay up to the full amount of the obligation without penalty. In determining dollar-weighted average portfolio maturity, a variable rate master demand obligation will be deemed to have a maturity equal to the shorter of the period of time remaining until the next readjustment of the interest rate or the period of time remaining until the principal amount can be recovered from the issuer on demand.

     While master demand obligations, as such, are not typically rated by credit rating agencies, if not so rated, the Fund may, under its minimum rating standards, invest in them only if, in the opinion of the Sub-Adviser, they are of an investment quality comparable to other debt obligations in which the Fund may invest and are within the credit quality policies, guidelines and procedures established by the Fund's Board of Trustees. See the SAI for further details on variable rate demand obligations and variable rate master demand obligations.

     Mortgage-Backed Securities/Mortgage Pass-Through Securities (ING Money Market Fund Only). Many mortgage-backed securities are mortgage pass-through securities, which are securities representing interests in "pools" of mortgages in which payments of both interest and
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principal on the securities are made periodically, in effect "passing through"
periodic payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities and possibly others). Such instruments differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity.

     Timely payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government, as in the case of securities guaranteed by the GNMA, or guaranteed by agencies or instrumentalities of the U.S. Government, as in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations and not by the full faith and credit of the U.S. Government. For more information on GNMA certificates and FNMA and FHLMC mortgage-backed obligations, see "Mortgage-Backed Securities" in the SAI.

     The Fund may only purchase mortgage-backed securities to the extent they meet the maturity and quality requirements of Rule 2a-7.

     Risk Of Mortgage-Backed Securities (ING Money Market Fund Only). Although mortgage loans constituting a pool of mortgages, such as those underlying GNMA certificates, may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. In the case of mortgage pass-through securities such as GNMA certificates or FNMA and FHLMC mortgage-backed obligations, or modified pass-through securities such as collateralized mortgage obligations issued by various financial institutions, early repayment of principal arising from prepayments of principal on the underlying mortgage loans due to the sale of the underlying property, the refinancing of the loan, or foreclosure may expose a security to a lower rate of return upon reinvestment of the principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-backed security.

     Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-backed security. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-backed securities will vary based upon the prepayment experience of the underlying pool of mortgages.

     With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian's policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities such as those of FHLMC and FNMA trade in book-entry form and are not subject to this risk of delays in timely payment of income. The Fund may only purchase mortgage-backed securities to the extent they meet the maturity and quality requirements of Rule 2a-7.

     Asset-Backed Securities (ING Money Market Fund Only). The Fund is permitted to invest in asset-backed securities, subject to the rating and quality requirements of Rule 2a-7. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. Consistent with the Fund's investment objectives, policies and quality standards, the Fund may invest in these and other types of asset-backed securities which may be developed in the future.

     Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.

     Other Mutual Funds (Both Funds). Each Fund may invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund, and will not, in the aggregate, exceed 10% of the Fund's net assets. The purchase of securities of other mutual funds results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs and investment advisory and administrative fees.

     Guaranteed Investment Contracts (ING Money Market Fund Only). The Fund may also make limited investments in guaranteed investment contracts ("GIC") issued by U.S.
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insurance companies. The Fund will purchase a GIC only when the Sub-Adviser has determined, under guidelines established by the Board of Trustees, that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by certain NRSROs.

     "When-Issued" and "Forward Commitment" Transactions (Both Funds). Each Fund may purchase securities on a when-issued and delayed-delivery basis and may purchase or sell securities on a forward commitment basis. When-issued or delayed-delivery transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment transaction is an agreement by a Fund to purchase or sell securities at a specified future date. When a Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed-delivery transactions and forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by a Fund until it receives payment or delivery from the other party to the transaction. A separate account containing liquid assets equal to the value of purchase commitments will be maintained until payment is made. Such transactions have the effect of leverage on the Fund and may contribute to volatility of a Fund's net asset value. For further information, see the SAI.

     Loans of Portfolio Securities (Both Funds). To increase current income, each Fund may lend its portfolio securities in an amount up to 33 1/3% of each such Fund's total assets to brokers, dealers and financial institutions, provided certain conditions are met, including the condition that each loan is secured continuously by collateral maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned. These transactions involve a loan by the applicable Fund and are subject to the same risks as repurchase agreements. For further information, see the SAI.

     Repurchase Agreements (Both Funds). The Funds may enter into repurchase agreements with any bank and broker-dealer which, in the opinion of the Trustees, presents a minimal risk of bankruptcy. Under a repurchase agreement a Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed upon yield. The agreements will be fully collateralized and the value of the collateral, including accrued interest, marked-to-market daily. The agreements may be considered to be loans made by the purchaser, collateralized by the underlying securities. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of securities. The Funds may not invest more than 10% of its net assets in repurchase agreements maturing in more than seven business days. For more information about repurchase agreements, see "Investment Policies" in the SAI.

     Borrowing (Both Funds). Each Fund may borrow up to 33 1/3% of its net assets for temporary purposes. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Fund's shares. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     Securities purchased on a when-issued or delayed delivery basis will not be subject to the Fund's borrowing limitations to the extent that the Fund establishes and maintains liquid assets in a segregated account with the Trust's custodian equal to the Fund's obligations under the when-issued or delayed delivery arrangement.

                        RISKS OF INVESTING IN THE FUNDS

     General. The Funds attempt to maintain a constant net asset value of $1.00 per share, although there can be no assurance that they will always be able to do so. The Funds may not achieve as high a level of current income as other funds that do not limit their investment to the high quality securities in which the Funds invest.

     There is, of course, no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products. In order to attempt to minimize that risk, the Sub-Adviser monitors developments in the economy, the securities markets, and with each particular issuer. Also, as diversified Funds, each Fund is managed within certain limitations that restrict the amount of the Fund's investment in any single issuer.

     Year 2000. Like other funds and business organizations around the world, the Funds could be adversely affected if the computer systems used by the Manager and the Funds' other service providers do not properly process and calculate date-

 18                                                              ING FUNDS TRUST
--------------------------------------------------------------------------------

related information for the Year 2000 and beyond. The Funds have been informed that the Manager, and the Funds' other service providers (i.e., Sub-Adviser, Administrator, Transfer Agent, Fund Accounting Agent, Distributor and Custodian) have developed and are implementing clearly defined and documented plans to minimize the risk associated with the Year 2000 problem. These plans include the following activities: inventorying of software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems and retesting for Year 2000 readiness. In addition, the service providers are obtaining assurances from their vendors and suppliers in the same manner. Non-compliant Year 2000 systems upon which the Funds are dependent may result in errors and account maintenance failures. The Funds have no reason to believe that (i) the Year 2000 plans of the Manager and the Funds' other service providers will not be completed by December, 1999, and (ii) the costs currently associated with the implementation of their plans will have material adverse impact on the business, operations or financial condition of the Funds or their service providers.

     In addition, the Year 2000 problem may adversely affect the companies in which the Funds invest. For example, these companies may incur substantial costs to correct the problem and may suffer losses caused by data processing errors. Since the ultimate costs or consequences of incomplete or untimely resolution of the Year 2000 problem by the Funds' service providers are unknown to the Funds at this time, no assurance can be made that such costs or consequences will not have a material adverse impact on the Funds or their service providers.

     The Funds and the Manager will continue to monitor developments relating to the Year 2000 problem, including the development of contingency plans for providing back-up computer services in the event of a systems failure.

                               OTHER INFORMATION

 CAPITALIZATION

     ING Funds Trust was organized as a Delaware business trust on July 30, 1998 and currently consists of 20 separately managed portfolios, each of which is divided into Class A, B, C, and X shares, except for the ING National Tax-Exempt Bond Fund, which is not offering Class X shares. The Board of Trustees may establish additional portfolios in the future. The capitalization of the Funds consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Funds are fully paid, non-assessable and freely transferable.
 VOTING

     Shareholders have the right to vote in the election of Trustees and on any and all matters on which, by law or under the provisions of the Trust Instrument, they may be entitled to vote. The Funds are not required to hold regular annual meetings of shareholders and do not intend to do so.

     The Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Funds may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Funds and in connection with such meeting to comply with the shareholders' communications provisions of Section 16(c) of the Act. See "Other Information -- Voting Rights" in the SAI.

     Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in the Prospectus, the phrase "vote of a majority of the outstanding shares" of a Fund (or the Funds) means the vote of the lesser of: (i) 67% of the shares of a Fund (or the Funds) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (ii) more than 50% of the outstanding shares of a Fund (or the Funds).

 PERFORMANCE INFORMATION

     A Fund may, from time to time, include its yield and total return in advertisements or reports to shareholders or prospective investors. The methods used to calculate the yield and total return of the Funds are mandated by the SEC.

     Quotations of "yield" for a Fund will be based on the investment income per share (including dividends and interest) during a particular seven day period or thirty day period, less expenses accrued per share during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period, the yield is then annualized. When a yield assumes that income earned is reinvested, it is called an effective yield. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     Quotations of yield reflect only a Fund's performance during the particular period on which the calculations are based. Yield for a Fund will vary based on changes in market conditions, the level of interest rates and the level of that Fund's expenses, and no reported performance figure should

ING FUNDS TRUST                                                               19
--------------------------------------------------------------------------------

be considered an indication of performance which may be expected in the future.

     Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in that Fund over periods of since inception, 1, 3, 5 and 10 years (up to the life of that Fund), reflect the deduction of a proportional share of Fund expenses (on an annual basis), and assume that all dividends and distributions are reinvested when paid.

     Performance information for a Fund may be compared to various unmanaged indices, such as those indices prepared by Lipper Analytical Services, Morningstar, IBC Financial Data, Inc., and other entities or organizations which track the performance of investment companies. Any performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the Funds and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future. For a description of the methods used to determine yield and total return for Funds, see the SAI.
 ACCOUNT SERVICES

     All transactions in shares of the Funds will be reflected in a quarterly statement for each shareholder. In those cases where a Service Organization or its nominee is the shareholder of record of shares purchased for its customer, the Funds have been advised that the statement may be transmitted to the customer at the discretion of the Service Organization.

     DST acts as the Funds' transfer agent pursuant to a Services Agreement with ING Fund Services. ING Fund Services (not the Funds) compensates DST for providing personnel and facilities to perform dividend disbursing and transfer agency-related services for the Funds.
 CUSTODIAN

     Investors Fiduciary Trust Co. acts as the Funds' custodian. Pursuant to the Custodian Agreement, the custodian is responsible for holding each Fund's cash and portfolio securities. The custodian may enter into sub-custodian agreements with certain qualified banks.
 CODE OF ETHICS

     The Code of Ethics of the Manager and the Funds prohibits all affiliated personnel from engaging in personal investment activities which compete with or attempt to take advantage of a Fund's planned portfolio transactions. Both organizations maintain careful monitoring of compliance with the Code of Ethics.
 COUNSEL

     Paul, Weiss, Rifkind, Wharton & Garrison serves as counsel for the Trust and from time to time provides advice to the Manager.
 SHAREHOLDER INQUIRIES

     All written shareholder inquiries should be directed to the Funds at ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. Alternatively, you may call the Funds at 1-877-INFO-ING.

                                                                     Rule 497(c)
                                                      Registration No. 333-59745


                       STATEMENT OF ADDITIONAL INFORMATION

                                 ING Funds Trust
                                  P.O. Box 1239
                             Malvern, PA 19355-9836
                 General and Account Information: 1-877-INFO-ING



             ING MUTUAL FUNDS MANAGEMENT CO. LLC, Investment Manager
                            ("IMFC" or the "Manager")

       ING FUNDS DISTRIBUTOR, INC., Distributor and Principal Underwriter
                          ("IFD" or the "Distributor")


                  This Statement of Additional Information ("SAI") describes the shares of 20 funds (each, a "Fund" or, collectively, the "Funds") managed by IMFC. Each Fund is a portfolio of ING Funds Trust (the "Trust"). The Funds are:


Equity Funds

ING Large Cap Growth Fund
ING Growth & Income Fund
ING Mid Cap Growth Fund
ING Small Cap Growth Fund
ING Balanced Fund
ING Global Brand Names Fund
ING International Equity Fund
ING Emerging Markets Equity Fund
ING European Equity Fund
ING Tax Efficient Equity Fund
ING Focus Fund
ING Global Information
  Technology Fund
ING Global Real Estate Fund


Bond Funds

ING Intermediate Bond Fund
ING High Yield Bond Fund
ING International Bond Fund
ING Mortgage Income Fund
ING National Tax-Exempt Bond Fund


Money Market Funds

ING U.S. Treasury Money
   Market Fund
ING Money Market Fund

                  The SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the prospectus for shares of the Funds dated October 30, 1998 (the "Prospectus"). This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus may be obtained without charge by writing or calling the Funds at the address and information number printed above.

October 30, 1998

                                TABLE OF CONTENTS
                                                                            Page

STATEMENT OF ADDITIONAL INFORMATION............................................1

INVESTMENT POLICIES............................................................1
         U.S. TREASURY OBLIGATIONS.............................................1
         U.S. GOVERNMENT SECURITIES............................................1
         WHEN-ISSUED AND DELAYED-DELIVERY SECURITES............................1
         COMMERCIAL PAPER......................................................2
         CORPORATE DEBT SECURITIES.............................................2
         MORTGAGE-RELATED SECURITIES...........................................2
         GNMA CERTIFICATES.....................................................3
         FNMA CERTIFICATES.....................................................3
         FHLMC SECURITIES......................................................3
         FHLMC CERTIFICATES....................................................5
         NON-AGENCY MORTGAGE-BACKED SECURITIES.................................6
         ADJUSTABLE RATE MORTGAGE SECURITIES...................................6
         COLLATERALIZED MORTGAGE OBLIGATIONS...................................7
         REAL ESTATE SECURITIES................................................7
         ASSET-BACKED SECURITIES...............................................8
         FOREIGN SECURITIES....................................................9
         CONVERTIBLE SECURITIES................................................9
         VARIABLE RATE DEMAND OBLIGATIONS AND FLOATING RATE INSTRUMENTS.......10
         GUARANTEED INVESTMENT CONTRACTS......................................11
         PRIVATE FUNDS........................................................11
         OPTIONS ON SECURITIES................................................11
         OVER-THE-COUNTER OPTIONS.............................................13
         OPTIONS ON INDICES...................................................13
         FOREIGN CURRENCY OPTIONS.............................................14
         DOLLAR ROLL TRANSACTIONS.............................................15
         FOREIGN CURRENCY FUTURES TRANSACTIONS................................15
         FOREIGN GOVERNMENT OBLIGATIONS;
                  SECURITIES OF SUPRANATIONAL ENTITIES........................16
         INTEREST RATE FUTURES CONTRACTS......................................16
         SHORT SALES..........................................................17
         LOANS OF PORTFOLIO SECURITIES........................................17
         REPURCHASE AGREEMENTS................................................18
         BORROWING............................................................18
         REVERSE REPURCHASE AGREEMENTS........................................18

         LOWER-RATED SECURITIES...............................................18
         ILLIQUID SECURITIES..................................................19
         INVESTMENT RESTRICTIONS..............................................21
         MANAGEMENT...........................................................23
                  Trustees and Officers.......................................23
                  Trustees Biographies........................................23
                  Officers Biographies........................................23
                  Investment Manager..........................................24
                  Sub-Advisers................................................25
                  Distribution of Fund Shares.................................26
                  Transfer Agent, Fund Accountant and Account Services........27
                  Rule 12b-1 Distribution Plan................................27
                  Shareholder Servicing Plan..................................28
         DETERMINATION OF NET ASSET VALUE.....................................28
         ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.......................29
         PORTFOLIO TRANSACTIONS...............................................31
                  Portfolio Turnover..........................................33
         TAXATION 39
         OTHER INFORMATION....................................................39
                  Capitalization..............................................39
                  Voting Rights...............................................39
                  Custodian...................................................40
                  Yield and Performance Information...........................40
                  Independent Auditors........................................42
                  Registration Statement......................................42

APPENDIX......................................................................44

                               INVESTMENT POLICIES

                  The Prospectus discusses the investment objectives of the Funds and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize, and certain risks attendant to such investments, policies and strategies.

                  U.S. TREASURY OBLIGATIONS (All Funds). Each Fund may invest in U.S. Treasury obligations, whose principal and interest are backed by the full faith and credit of the United States Government. U.S. Treasury obligations consist of bills, notes and bonds, and separately traded interest and principal component parts of such obligations known as STRIPS, which generally differ in their interest rates and maturities. U.S. Treasury bills, which have original maturities of up to one year, notes, which have maturities ranging from two years to 10 years and bonds, which have original maturities of 10 to 30 years, are direct obligations of the United States Government.

                  U.S. GOVERNMENT SECURITIES (All Funds). U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government securities include debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies and instrumentalities. Some types of U.S. Government securities are supported by the full faith and credit of the United States Government or U.S. Treasury guarantees, such as mortgage-backed certificates guaranteed by the Government National Mortgage Association ("GNMA"). Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States Government, the investor must look to the agency issuing or guaranteeing the obligation for ultimate repayment.

                  WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES (All Funds). The Funds may purchase securities on a when-issued or delayed-delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the transaction. The securities so purchased are subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. To facilitate such acquisitions, the Funds will maintain with the custodian a separate account with a segregated portfolio of liquid assets in an amount at least equal to the value of such commitments. On the delivery dates for such transactions, each Fund will meet obligations from maturities or sales of the securities held in the separate account and/or from cash flow. While the Funds normally enter into these transactions with the intention of actually receiving or delivering the securities, they may sell these securities before the settlement date or enter into new commitments to extend the delivery date into the future, if the Sub-Adviser considers such action advisable as a matter of investment strategy. Such securities have the effect of leverage on the Funds and may contribute to volatility of a Fund's net asset value.

                  COMMERCIAL PAPER (All Funds except ING U.S. Treasury Money Market Fund). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions and similar taxable instruments issued by government agencies and instrumentalities. All commercial paper purchased by the Money Market Fund is, at the time of investment, (i) rated in the highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"),
(ii) issued or guaranteed as to principal and interest by issuers having an existing debt security rating in the highest rating categories by a least two NRSROs, or (iii) securities which, if not rated or single rated, are, in the opinion of the Fund's Sub-Adviser, of an investment quality comparable to rated commercial paper in which the Fund may invest. See "Variable Rate Demand Obligations and Floating Rate Instruments."

                  CORPORATE DEBT SECURITIES (All Funds except ING U.S. Treasury Money Market Fund). Fund investment in these securities is limited to corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) which meet the rating criteria established for each Fund.

                  The ratings of Standard & Poor's Corporation, Moody's Investors Service, Inc., and other NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, each Fund's Sub-Adviser will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Sub-Adviser will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

                  It is possible that unregistered securities purchased by a Fund in reliance upon Section 4(2) or Rule 144A under the Securities Act of 1933 could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

                  MORTGAGE-RELATED SECURITIES. (All Funds except ING U.S. Treasury Money Market Fund). To the extent permitted by the Funds' policies, the Funds may invest in mortgage-backed securities, including those which represent undivided ownership interests in pools of mortgages. The U.S. Government or the issuing agency or instrumentality guarantees the payment of interest on and principal of these securities. However, the guarantees do not extend to the yield or value of the securities nor do the guarantees extend to the yield or value of a Fund's shares. Consistent with the Funds' respective investment objective and policies, mortgages backing the securities which may be purchased by the Funds include conventional thirty-year fixed-rate mortgages, graduated payment mortgages, fifteen-year mortgages, adjustable rate mortgages and balloon payment mortgages. A balloon payment mortgage-backed security is an amortized mortgage security with installments of principal and interest, the last installment of which is predominantly principal. All of these mortgages can be used to create pass-through securities. A pass-through security is formed when mortgages are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgages is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an undivided mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal then their stated maturity would indicate. The remaining expected average life of a pool of mortgage loans underlying a mortgage-backed security is a prediction of when the mortgage loans will be repaid and is based upon a variety of factors, such as the demographic and geographic characteristics of the borrowers and the mortgaged properties, the length of time that each of the mortgage loans has been outstanding, the interest rates payable on the mortgage loans and the current interest rate environment.

                  During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When mortgage obligations are prepaid, the Funds reinvest the prepaid amounts in securities, the yields of which reflect interest rates prevailing at that time. Therefore, a Fund's ability to maintain a portfolio of high-yielding mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages are reinvested in securities which have lower yields than the prepaid mortgages. Moreover, prepayments of mortgages which underlie securities purchased at a premium generally will result in capital losses.

                  GNMA CERTIFICATES. (All Funds except ING U.S. Treasury Money Market Fund). Certificates of the Government National Mortgage Association (GNMA Certificates) are mortgage-backed securities which evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that the Funds may purchase are the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. The GNMA Certificates will represent a pro rata interest in one or more pools of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes;
(v) mortgage loans on multifamily residential properties under construction;
(vi) mortgage loans on completed multifamily projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one-to-four-family housing units. Legislative changes may be proposed from time to time in relation to the Department of Housing and Urban Development which, if adopted, could alter the viability of investing in GNMAs.

                  FNMA CERTIFICATES. (All Funds except ING U.S. Treasury Money Market Fund). FNMA is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending. FNMA acquires funds to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly.

                  Each FNMA Certificate will entitle the registered holder thereof to receive amounts, representing such holder's pro rata interest in scheduled principal payments and interest payments (at such FNMA Certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), and any principal prepayments on the mortgage loans in the pool represented by such FNMA Certificate and such holder's proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal and interest on each FNMA Certificate will be guaranteed by FNMA, which guarantee is not backed by the full faith and credit of the U.S. Government.

                  Each FNMA Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate mortgage loans secured by multifamily projects.

                  FHLMC SECURITIES (All Funds except ING U.S. Treasury Money Market Fund). The Federal Home Loan Mortgage Corporation (FHLMC) was created in 1970 through enactment of Title III of the Emergency Home Finance Act of 1970 (FHLMC Act). Its purpose is to promote development of a nationwide secondary market in conventional residential mortgages.

                  The FHLMC issues two types of mortgage pass-through securities, mortgage participation certificates (PCs) and guaranteed mortgage certificates (GMCs). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. The FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal.

                  GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years.

                  FHLMC CERTIFICATES (All Funds except ING U.S. Treasury Money Market Fund). FHLMC is a corporate instrumentality of the United States created pursuant to the FHLMC Act. The principal activity of FHLMC consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily FHLMC Certificates.

                  FHLMC guarantees to each registered holder of the FHLMC Certificate the timely payment of interest at the rate provided for by such FHLMC Certificate, whether or not received. FHLMC also guarantees to each registered holder of a FHLMC Certificate ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. FHLMC may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer or (iii) the expiration of any right of redemption, whichever occurs later, but in any event no later than one year after demand has been made upon the mortgagor for accelerated payment of principal. The obligations of FHLMC under its guarantee are obligations solely of FHLMC and are not backed by the full faith and credit of the U.S. Government.

                  FHLMC Certificates represent a pro rata interest in a group of mortgage loans (a FHLMC Certificate group) purchased by FHLMC. The mortgage loans underlying the FHLMC Certificates will consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. An FHLMC Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participation comprising another FHLMC Certificate group.

                  The market value of mortgage securities, like other securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. However, mortgage securities, while having comparable risk of decline during periods of rising rates, usually have less potential for capital appreciation than other investments of comparable maturities due to the likelihood of increased prepayments of mortgages as interest rates decline. In addition, to the extent such mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments generally will result in some loss of the holders' principal to the extent of the premium paid. On the other hand, if such mortgage securities are purchased at a discount, an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which when distributed to shareholders will be taxable as ordinary income.

                  NON-AGENCY MORTGAGE-BACKED SECURITIES (All Funds except ING U.S. Treasury Money Market Fund). Certain non-agency private entities also issue mortgage-backed securities. Other than lacking the guarantee by the full faith and credit of the United States, the mortgage-backed securities issued by private issuers generally have characteristics and risks comparable to those issued by GNMA, as discussed above. Some mortgage-backed securities issued by non-agency private issuers may be supported by a pool of mortgages not acceptable to the agency issuers and thus may carry greater risks. Consistent with the Funds' investment objective, policies and quality standards, the Funds may invest in these mortgage-backed securities issued by non-agency private issuers.

                  ADJUSTABLE RATE MORTGAGE SECURITIES (All Funds except ING International Bond Fund, ING National Tax Exempt Bond Fund and ING U.S. Treasury Money Fund). Adjustable rate mortgage securities (ARMS) are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.

                  The amount of interest on an ARM is calculated by adding a specified amount, the "margin," to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rate on ARMS generally moves in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed rate securities.

                  There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.

                  COLLATERALIZED MORTGAGE OBLIGATIONS (All Funds except ING U.S. Treasury Money Market Fund). Certain issuers of collateralized mortgage obligations (CMOs), including certain CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits (REMICs), are not considered investment companies pursuant to a rule adopted by the Securities and Exchange Commission ("SEC"), and the Funds may invest in the securities of such issuers without the limitations imposed by the Investment Company Act of 1940, as amended (the "1940 Act"), on investments by the Funds in other investment companies. In addition, in reliance on an earlier SEC interpretation, a Fund's investments in certain other qualifying CMOs, which cannot or do not rely on the rule, are also not subject to the limitation of the 1940 Act on acquiring interests in other investment companies. In order to be able to rely on the SEC's interpretation, these CMOs must be unmanaged, fixed asset issuers, that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act and (d) are not registered or regulated under the 1940 Act as investment companies. To the extent that a Fund selects CMOs or REMICs that cannot rely on the rule or do not meet the above requirements, the Fund may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity.

                  REAL ESTATE SECURITIES (ING Global Real Estate Fund, ING Emerging Markets Equity Fund, ING Balanced Fund, ING Intermediate Bond Fund, ING High Yield Bond Fund, ING International Bond Fund, ING Mortgage Income Fund, and ING National Tax-Exempt Bond Fund). The Funds may invest in REITs and other real estate industry operating companies ("REOCs"). For purposes of a Fund's investments, an REOC is a company that derives at least 50% of its gross revenues or net profits from either (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate, or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Although the Funds will not invest directly in real estate, the fund may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in REITs is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the REITs' investments are concentrated geographically, by property type or in certain other respects, the REITs may be subject to certain of the foregoing risks to a greater extent. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the U.S. Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act.

                  REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

                  Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

                  Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. In addition, the value of such securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Fund. Because investments in mortgage-related securities are interest sensitive, the ability of the issuer to reinvest or to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation's money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

                  ASSET-BACKED SECURITIES (All Funds except ING National Tax-Exempt Bond Fund, ING Growth and Income Fund, ING Balanced Fund, and ING U.S. Treasury Money Market Fund). The Funds are permitted to invest in asset-backed securities. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. Consistent with the Funds' investment objectives, policies and quality standards, the Funds may invest in these and other types of asset-backed securities which may be developed in the future.

                  Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.

                  FOREIGN SECURITIES (All Funds except the ING Money Market Fund, ING U.S. Treasury Money Market Fund). As described in the Prospectus, changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

                  Since the Funds may invest in securities denominated in currencies other than the U.S. dollar, and since those Funds may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, a Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates will influence values within the Fund from the perspective of U.S. investors. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

                  The Funds may enter into foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted between currency traders (usually large commercial banks) and their customers. Forward foreign currency exchange contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

                  CONVERTIBLE SECURITIES (All Funds except ING National Tax-Exempt Bond Fund, ING U.S. Treasury Money Market Fund and ING Money Market
Fund).

Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock and, therefore, are deemed to be equity securities for purposes of the Funds' management policies. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but nonconvertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar nonconvertible securities.

                  Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

                  Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

                  VARIABLE RATE DEMAND OBLIGATIONS AND FLOATING RATE INSTRUMENTS (All Funds). The Funds may acquire variable rate demand obligations. The ING Intermediate Bond Fund and ING National Tax-Exempt Bond Fund may acquire floating rate instruments as described in the Prospectus. Variable and floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by the Sub-Adviser to be of comparable quality at the time of purchase to rated instruments eligible for purchase by the Funds. In making such determinations, the Sub-Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, investment banking, bank holding and other companies) and will continuously monitor their financial condition. There may not be an active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active secondary market could make it difficult for a Fund to dispose of the variable or floating rate instrument involved. In the event the issuer of the instrument defaulted on its payment obligations, a Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit, guarantees or lending commitments.

                  GUARANTEED INVESTMENT CONTRACTS (All Funds except ING U.S. Treasury Money Market Fund). The Funds may invest in Guaranteed Investment Contracts ("GICs") issued by insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. In addition, because the Funds may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by a Fund which are not readily marketable, will not exceed 15% (10% in the case of the Money Market Fund) of a Fund's net assets. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

                  PRIVATE FUNDS (ING Large Cap Growth Fund, ING Growth & Income Fund, ING Mid Cap Growth Fund, ING Small Cap Growth Fund, ING Balanced Fund, ING Global Brand Names Fund, ING International Equity Fund, ING Emerging Markets Equity Fund, ING European Equity Fund, ING Tax Efficient Equity Fund, ING Focus Fund, ING Global Information Technology Fund and ING Global Real Estate Fund). The Funds may invest in U.S. or foreign private limited partnerships or other investment funds ("Private Funds"). Investments in Private Funds may be highly speculative and volatile. Because Private Funds generally are investment companies for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund's ability to invest in them will be limited. In addition, Fund shareholders will remain subject to the Fund's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Fund to dispose of interests in Private Funds is very limited and involve risks, including loss of the Fund's entire investment in the Private Fund.

                  OPTIONS ON SECURITIES (All Funds except ING U.S. Treasury Money Market Fund, ING Money Market Fund and ING National Tax-Exempt Bond Funds). Each Fund may write (sell) "covered" call options on securities as long as it owns the underlying securities subject to the option or an option to purchase the same underlying securities, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain for the term of the option a segregated account consisting of cash or other liquid securities ("eligible securities") to the extent required by applicable regulation in connection with the optioned securities. A Fund may write "covered" put options provided that, as long as the Fund is obligated as a writer of a put option, the Fund will own an option to sell the underlying securities subject to the option, having an exercise price equal to or greater than the exercise price of the "covered" option, or it will deposit and maintain in a segregated account eligible securities having a value equal to or greater than the exercise price of the option. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during or at the end of the option period. A put option gives the purchaser the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price during or at the end of the option period. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the price volatility of the underlying security, the option period, supply and demand and interest rates. The Funds may write or purchase spread options, which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security that is used as a bench mark. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related security is protected by ownership of a put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allows a Fund to protect capital gains in an appreciated security it owns, without being required to actually sell that security. At times a Fund would like to establish a position in a security upon which call options are available. By purchasing a call option, a Fund is able to fix the cost of acquiring the security, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market because a Fund is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.

                  During the option period the covered call writer gives up the potential for capital appreciation above the exercise price should the underlying asset rise in value, and the secured put writer retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying asset would result in the security being "called away." For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer. If a covered call option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option writer has to sell the underlying security because of the exercise of a call option, it realizes a gain or loss from the sale of the underlying security, with the proceeds being increased by the amount of the premium.

                  If a secured put option expires unexercised, the writer realizes a gain from the amount of the premium. If the secured put writer has to buy the underlying security because of the exercise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, this would be offset in whole or in part by gain from the premium received.

                  OVER-THE-COUNTER OPTIONS (All Funds except ING U.S. Treasury Money Market Fund, ING Money Market Fund and ING National Tax-Exempt Bond Fund). As indicated in the prospectus (see "Description of Securities and Investment Practices"), each Fund may deal in over-the-counter traded options ("OTC options"). OTC options differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event a Fund may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange traded options. Since there is no exchange, pricing is normally done by reference to information from market makers, which information is carefully monitored by the investment manager and verified in appropriate cases.

                  A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of such put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

                  The staff of the SEC has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Fund's limitation on investments in securities that are not readily marketable.

                  OPTIONS ON INDICES (All Funds except ING U.S. Treasury Money Market Fund, ING Money Market Fund and ING National Tax-Exempt Bond Fund). Each Fund also may purchase and write call and put options on securities indices in an attempt to hedge against market conditions affecting the value of securities that the Fund owns or intends to purchase, and not for speculation. Through the writing or purchase of index options, a Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends upon price movements in the market generally (or in a particular industry or segment of the market), rather than upon price movements in individual securities. Price movements in securities that the Fund owns or intends to purchase will probably not correlate perfectly with movements in the level of an index since the prices of such securities may be affected by somewhat different factors and, therefore, the Fund bears the risk that a loss on an index option would not be completely offset by movements in the price of such securities.

                  When a Fund writes an option on a securities index, it will segregate and mark-to-market eligible securities to the extent required by applicable regulation. In addition, where the Fund writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Fund will segregate and mark-to-market, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.

                  Each Fund may also purchase and sell options on other appropriate indices, as available, such as foreign currency indices. Options on a securities index involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Fund may expire worthless, in which case the fund would lose the premium paid therefor.

                  FOREIGN CURRENCY OPTIONS (All Funds except ING U.S. Treasury Money Market Fund, ING Money Market Fund and ING National Tax-Exempt Bond Fund). Each Fund may engage in foreign currency options transactions. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options any time prior to expiration.

                  A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Fund would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

                  DOLLAR ROLL TRANSACTIONS (ING Growth & Income Fund, ING Balanced Fund, ING Emerging Markets Equity Fund, ING Intermediate Bond Fund, ING High Yield Bond Fund, ING International Bond Fund and ING Mortgage Income Fund). In connection with their ability to purchase securities on a when-issued or forward commitment basis, the Funds may enter into "dollar rolls" in which the Funds sell securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds give up the right to receive principal and interest paid on the securities sold. However, the Funds would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income and capital appreciation that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Funds compared with what such performance would have been without the use of dollar rolls. The Funds will hold and maintain in a segregated account until the settlement date liquid assets in an amount equal to the value of the when-issued or forward commitment securities. The benefits derived from the use of dollar rolls may depend, among other things, upon the Sub-Advisers' ability to predict interest rates correctly. There is no assurance that dollar rolls can be successfully employed. In addition, the use of dollar rolls by the Funds while remaining substantially fully invested increases the amount of a Fund's assets that are subject to market risk to an amount that is greater than the Fund's net asset value, which could result in increased volatility of the price of the Fund's shares.

                  FOREIGN CURRENCY FUTURES TRANSACTIONS (All Funds except ING U.S. Treasury Money Market Fund, ING Money Market Fund and ING National Tax-Exempt Bond Funds). As part of its financial futures transactions, each Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Fund may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and possibly at a lower cost.

                  Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

                  FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES (ING International Bond Fund, ING Intermediate Bond Fund, ING International Equity Fund, ING Tax Efficient Equity Fund, ING Emerging Markets Equity Fund, ING Global Brand Names Fund and ING European Equity Fund only). A Fund may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Sub-Adviser to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

                  INTEREST RATE FUTURES CONTRACTS (All Funds except ING National Tax-Exempt Bond Fund, ING U.S. Treasury Money Market Fund, and ING Money Market
Fund). The Funds may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Future contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on securities such as long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA Certificates and three-month U.S. Treasury bills.

                  Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if a Fund holds long-term U.S. Government securities and the Sub-Adviser anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of a Fund's portfolio securities declined, the value of a Fund's futures contracts would increase, thereby protecting the Fund by preventing its net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if the Sub-Adviser expects long-term interest rates to decline, a Fund might enter into futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize. Futures transactions may fail as hedging techniques where price movements of the underlying securities do not follow price movements of the portfolio securities subject to the hedge. The loss with respect to futures transactions is potentially unlimited. Also, the Funds may be unable to control losses by closing its position where a liquid secondary market does not exist.

                  SHORT SALES (ING Emerging Markets Equity Fund, ING Intermediate Bond Fund, ING High Yield Bond Fund and ING International Equity
Fund). The Funds may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Funds will maintain daily a segregated account with the Funds' custodian, liquid assets, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Funds will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale. No more than 25% of a Fund's net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) allocated to segregated accounts in connection with short sales. Short sales against-the-box are not subject to this 25% limit.

                  In a short sale "against-the-box," a Fund enters into a short sale of a security which the Fund owns or has the right to obtain at no added cost. Not more than 25% of a Fund's net assets (determined at the time of the short sale against-the-box) may be subject to such sales.

                  LOANS OF PORTFOLIO SECURITIES (All Funds). The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a particular Fund.

                  The Funds will earn income for lending their securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

                  REPURCHASE AGREEMENTS (All Funds). The Funds may invest in securities subject to repurchase agreements with U.S. banks or broker-dealers. Such agreements may be considered to be loans by the Funds for purposes of the 1940 Act. A repurchase agreement is a transaction in which the seller of a security commits itself at he time of the sale to repurchase that security from the buyer at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. Each Fund's Sub-Adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the security always equals or exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, the Funds may have problems in exercising their rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities.

                  BORROWING (All Funds). The Fund may borrow from banks up to 33 1/3% of the current value of its net assets to purchase securities and for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 33 1/3% of the current value of that Fund's net assets.

                  REVERSE REPURCHASE AGREEMENTS (All Funds except ING U.S. Treasury Money Market Fund and ING Money Market Fund). A Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain in a segregated account, other liquid assets (as determined by the Board) of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

                  LOWER-RATED SECURITIES. (ING Emerging Markets Equity Fund and ING High Yield Bond Fund). Lower-rated securities are lower-rated bonds commonly referred to as junk bonds or high-yield/high-risk securities. These securities are rated Baa or lower by Moody's Investors Service, Inc. (Moody's) or BBB or lower by Standard & Poor's Corporation (S&P). As described in the Prospectus, certain of the Funds may invest in lower rated and unrated securities of comparable quality subject to the restrictions stated in the Prospectus.

                  Growth of High-Yield High-Risk Bond Market. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downtown could severely disrupt the market for lower-rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. The market for lower-rated securities may be less active, causing market price volatility and limited liquidity in the secondary market. This may limit the Funds' ability to sell such securities at their market value. In addition, the market for these securities may be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

                  Sensitivity to Interest Rate and Economic Changes. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and the Fund's net asset value.

                  Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

                  Liquidity and Valuation. There may be a little trading in the secondary market for particular bonds, which may affect adversely the Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

                  ILLIQUID SECURITIES (All Funds). Each Fund has adopted a non-fundamental policy with respect to investments in illiquid securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on either an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

                  Each Fund may also invest in restricted securities issued under Section 4(2) of the Securities Act ("Section 4(2)"), which exempts from registration "transactions by an issuer not involving any public offering."
Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration. Restricted securities issued under Section 4(2) (other than certain commercial paper issued pursuant to Section 4(2) discussed below) will be treated as illiquid and subject to the Fund's investment restriction on illiquid securities.

                  Pursuant to procedures adopted by the Board of Trustees, the Funds may treat certain commercial paper issued pursuant to Section 4(2) as a liquid security and not subject to the Funds' investment restriction on illiquid investments. Section 4(2) commercial paper may be considered liquid only if all of the following conditions are met: (i) the Section 4(2) commercial paper must not be traded flat (i.e. without accrued interest) or be in default as to principal or interest; and (ii) the Section 4(2) commercial paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only NRSRO rates the security, by that NRSRO, or if the security is unrated, the security has been determined to be of equivalent quality.

                  The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. It is the intent of the Funds to invest, pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, in securities eligible for resale under Rule 144A which are determined to be liquid based upon the trading markets for the securities.

                  Pursuant to guidelines set forth by and under the supervision of the Board of Trustees, as applicable, the Sub-Adviser will monitor the liquidity of restricted securities in a Fund's portfolio. In reaching liquidity decisions, the Sub-Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Sub-Adviser; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Sub-Adviser; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Sub-Adviser deems relevant.

                  Rule 144A securities and Section 4(2) commercial paper which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid for purposes of Investment Restriction No. 9. Investments in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing Fund illiquidity.


                             INVESTMENT RESTRICTIONS

                  The Funds have adopted investment restrictions numbered 1 through 8 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. Investment restriction number 7 is not a fundamental policy and may be changed by vote of a majority of a Fund's board members at any time.

                  Each Fund, except as indicated, may not:

                  (1) Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of a Fund's total assets). For purposes of this Investment Restriction, the entry into reverse repurchase agreements, options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

                  (2) Issue senior securities, except insofar as a Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing;

                  (3) Make loans, except loans of portfolio securities and except that a Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectus or the SAI;

                  (4) Invest in companies for the purpose of exercising control or management;

                  (5) Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but a Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

                  (6) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

                  (7) Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

                  (8) Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents;
(c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry; (d) the ING Money Market Fund will not be limited in its investments in obligations issued by domestic banks; and (e) the ING Global Information Technology Fund and the ING Global Real Estate Fund will concentrate their investments as described in the Prospectus.

                  (9) Invest more than 15%, 10% in the case of the Money Market Funds, of the value of its net assets in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, variable and floating rate demand and master demand notes not requiring receipt of principal note amount within seven days' notice and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange).

                  In addition, all Funds except for the ING Global Brand Names Funds, ING Focus Fund, ING Global Real Estate Fund and ING International Bond Fund are diversified funds. As such, each will not, with respect to 75% (100% with respect to the Money Market Funds) of their total assets, invest more than 5% of its total assets in the securities of any one issuer (except for U.S. Government securities) or purchase more than 10% of the outstanding voting securities of any one issuer. The Money Market Funds may invest up to 25% of their total assets in the first tier securities of a single issuer for a period of up to three business days after the acquisition thereof provided that the Fund may not invest in the securities of more than one issuer in accordance with this provision at any time.

                  If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                                   MANAGEMENT

Trustees and Officers

                  The principal occupations of the Trustees and executive officers of the Funds for the past five years are listed below. The address of each, unless otherwise indicated, is 18 Campus Blvd., Suite 200, Newtown Square, Pennsylvania 19073. Trustees deemed to be "interested persons" of the Funds for purposes of the 1940 Act are indicated by an asterisk.

Trustees Biographies

                  John J. Pileggi,* Trustee, Chairman of the Board and President
- Age 39. President and Chief Executive Officer of ING Mutual Funds Management Co. LLC (1998-Present); Director of Furman Selz LLC (1994- present); Senior Managing Director of Furman Selz LLC (1992-1994); Managing Director of Furman Selz LLC (1984-1992).

                  Joseph N. Hankin, Trustee - Age 57. President, Westchester Community College since 1971; Adjunct Professor of Columbia University Teachers College since 1976.

                  Jack D. Rehm, Trustee - Age 65. Chairman of the Board (Retired) of Meredith Corp. (1992-1997); President and Chief Executive Officer of Meredith Corp. (1986-1996).

                  Blaine E. Rieke, Trustee - Age 65. General Partner of Huntington Partners (1997-present); Chairman and Chief Executive Officer of Firstar Trust Company (1973-1996).

                  Richard A. Wedemeyer, Trustee - Age 62. Vice President, The Channel Corporation (1996-present); Vice President of Performance Advantage, Inc. (1992-1996); Vice President, Operations and Administration of Jim Henson Productions (1979-1997).

Officers Biographies

                  John J. Pileggi, President and Chief Executive Officer - Age
39. See above.

                  Louis S. Citron, Vice President - Age 33. Senior Vice President and General Counsel, ING Mutual Funds Management Co. LLC (1998-present); Attorney at Kramer, Levin, Naftalis & Frankel (1994-1998); Attorney at Reid & Priest (1991-1994).

                  Donald Brostrom, Treasurer - Age 39. Executive Vice President and Chief Financial Officer, ING Mutual Funds Management Co. LLC (1998-present); Managing Director, Furman Selz LLC (1984-1998).

                  Rachelle I. Rehner, Secretary - Age 36. Fund Legal Manager, ING Mutual Funds Management Co. LLC (1998-present); Senior Legal Assistant, Kramer, Levin, Naftalis & Frankel (1995-1998); Compliance Administrator, BISYS Funds Services (1994-1995); Senior Legal Assistant, Battle Fowler (1989-1994).

                  Charles Eng, Assistant Treasurer - Age 34, Fund Accounting Manager, ING Mutual Funds Management Co. LLC (1998-present); Assistant Manager, Chase Manhattan Bank (1997-1998); BISYS Fund Services (1996-1997); Associate Director, Furman Selz LLC (1992-1997).

                  Amy Lau, Assistant Treasurer - Age 32. Fund Administration Manager, ING Mutual Funds Management Co. LLC (1998-present); Assistant Vice President, Smith Barney Asset Management (1996-1998); Associate Director, Furman Selz LLC (1992-1995).

         Trustees of the Funds not affiliated with ING or IFD receive from the Funds an annual retainer of $5,000.00 and a fee of $835.00 for each Board of Trustees meeting and Board committee meeting of the Funds attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with ING or IFD do not receive compensation from the Funds.

Investment Manager

                  ING Mutual Funds Management Co. LLC, 18 Campus Blvd., Suite 200, Newtown Square, Pennsylvania 19073, serves as the Manager of the Funds. IMFC is a wholly owned subsidiary of ING Groep N.V. ("ING Group"). Under the Management Agreement, IMFC has overall responsibility, subject to the supervision of the Board of Trustees, for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Fund by the Sub-Adviser. The Manager is also responsible for monitoring and evaluating the Sub-Advisers on a periodic basis, and will consider their performance records with respect to the investment objectives and policies of each Fund. The Sub-Advisers are affiliated with the Manager. IMFC also provides certain administrative services necessary for the Funds' operations including; (i) coordination of the services performed by the Funds' transfer agent, custodian, independent accountants and legal counsel; (ii) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; (iii) preparation of proxy statements and shareholder reports for the Funds; (iv) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' officers and Board of Trustees; and (v) furnishing office space and certain facilities required for conducting the business of the Funds.

                  Pursuant to the Management Agreement, the Manager is authorized to exercise full investment discretion and make all determinations with respect to the investment of a Fund's assets and the purchase and sale of portfolio securities for one or more Funds in the event that at any time no Sub-Adviser is engaged to manage the assets of a Fund. The Management Agreement may be terminated without penalty by the vote of the Board of Trustees or the shareholders of the Fund or by the Manager, upon 60 days' written notice by any party to the agreement, and will terminate automatically if assigned as that term is described in the 1940 Act.

                  The Management Agreement provides that the investment manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with its performance of services pursuant to the Management Agreement, except loss resulting from willful misfeasance, bad faith or gross negligence on the part of the investment adviser in the performance of its obligations under the Advisory Agreement.

                  An affiliate of the Manager will make a significant investment in the Funds. The affiliate may redeem its investment in the Funds at any time. Such redemption may have an adverse effect on the Funds. In addition, certain provisions of the 1940 Act may prohibit the Funds from investing in securities issued by affiliates of the ING Group. Such restrictions may adversely effect the Funds.

Sub-Advisers

                  ING Investment Management, LLC ("IIM") serves as Sub-Adviser to the two Money Market Funds and the ING Intermediate Bond Fund, ING High Yield Bond Fund, ING Mortgage Income Fund, and the ING Growth & Income Fund. Located in Atlanta, Georgia, IIM is a Delaware limited liability company which is engaged in the business of providing investment advice to affiliated insurance companies.

                  Baring International Investment Limited ("BIIL") serves as co-Sub-Adviser to the ING International Bond Fund, ING International Equity Fund and ING Emerging Markets Equity Fund. Located in London, BIIL is a wholly-owned subsidiary of Baring Asset Management Holdings Limited ("BAMHL"), the parent of the worldwide group of investment management companies that operate under the collective name, Baring Asset Management (the "BAM Group").

                  Furman Selz Capital Management LLC ("FSCM") serves as Sub-Adviser to the ING National Tax-Exempt Bond Fund, ING Mid Cap Growth Fund, ING Balanced Fund, and the ING Focus Fund. Located at 230 Park Avenue, New York, New York 10169, FSCM is a Delaware limited liability company which is engaged in the business of providing investment advice to institutional and individual clients which, as of December 31, 1997, were valued at $10 billion.

                  Baring Asset Management, Inc. ("BAM") serves as Sub-Adviser to the ING Large Cap Growth Fund and ING Small Cap Growth Fund and acts as Co-Sub-Adviser to the ING International Bond Fund, ING International Equity Fund and ING Emerging Markets Equity Fund. Located at 125 High Street, Boston, Massachusetts 02110, BAM is a wholly-owned subsidiary of BAMHL.

                  Baring International Investment (Far East) Limited ("BIFL") acts as Co-Sub-Adviser to the ING International Bond Fund, ING International Equity Fund and ING Emerging Markets Equity Fund. BIFL is located at 19/F Edinburgh Tower, The Landmark, 15 Queens Road, Central, Hong Kong. BIFL is a wholly-owned subsidiary of BAMHL.

                  ING Investment Management Advisors, B.V. ("IIMA"), serves as Sub-Adviser to the ING Global Brand Names Fund, ING European Equity Fund, ING Global Information Technology Fund, and ING Global Real Estate Fund. Located at Schenkkade 65, 2595 AS, The Hague, The Netherlands, IIMA operates under the collective management of ING Investment Management.

                  Delta Asset Management ("Delta") serves as Sub-Adviser to the ING Tax Efficient Equity Fund. Located at 333 South Grand Avenue, Los Angeles, California, Delta is a division of Furman Selz Capital Management. As of June, 1998 Delta managed approximately $10 billion of assets.

Distribution of Fund Shares

                  ING Funds Distributor, Inc., 18 Campus Blvd., Suite 200, Newtown Square, Pennsylvania 19073, serves as Distributor and Principal Underwriter of the Funds. As distributor, IFD sells shares of each Fund on behalf of the Trust.

Transfer Agent, Fund Accountant and Account Services

                  ING Fund Services Co., LLC has entered into a Fund Services Agreement with the Funds pursuant to which ING Fund Services will perform or engage third parties to perform transfer agency, fund accounting, account services and other services. ING Fund Services has retained DST Systems, Inc. ("DST") to act as the Funds' transfer agent and First Data Investors Services Group ("First Data") to act as the Funds' fund accounting agent. DST is located at 333 W. 11th Street, Kansas City, Missouri 64105. For their services as transfer agent and fund accounting agent, DST and First Data, respectively, receive a fee from ING Fund Services (and not the Funds), payable monthly, based upon the average daily net assets of the Funds.

Rule 12b-1 Distribution Plan

                  Pursuant to a Plan of Distribution adopted by each Fund under Rule 12b-1 under the 1940 Act, each Fund pays the Distributor an annual fee of 0.50% of average net assets attributable to that Fund's Class A shares, 0.75% of average net assets attributable to that Fund's Class B, Class C and X shares.

                  The higher distribution fee attributable to Class B, C, and X shares is designed to permit an investor to purchase such shares through registered representatives of the Distributor and other broker-dealers without the assessment of an initial sales charge and at the same time to permit the Distributor to compensate its registered representatives and other broker-dealers in connection with the sale of such shares. The distribution fee for all classes may be used by the Distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the applicable Fund. For example, such distribution fee may be used by the
Distributor: (a) to compensate broker-dealers, including the Distributor and its registered representatives, for their sale of Fund shares, including the implementation of various incentive programs with respect to broker-dealers, banks, and other financial institutions, (b) to pay for interest and other borrowing costs incurred by the distributor; and (c) to pay other advertising and promotional expenses in connection with the distribution of Fund shares. These advertising and promotional expenses include, by way of example but not by way of limitation, costs of prospectuses for other than current shareholders; preparation and distribution of sales literature; advertising of any type; expenses of branch offices provided jointly by the Distributor and affiliated companies; and compensation paid to and expenses incurred by officers, employees or representatives of the Distributor or of other broker-dealers, banks, or other financial institutions, including travel, entertainment, and telephone expenses. If the distribution plan is terminated by the Funds, the Board of Trustees may allow the Funds to pay the 12b-1 Fees to the Distributor for distributing shares before the plan was terminated.

SHAREHOLDER SERVICING PLAN

                  The Funds have adopted a Shareholder Servicing Plan pursuant to which it may pay a service fee up to an annual rate of 0.25% of Fund average daily net assets to various banks, trust companies, broker-dealers (other than the Distributor) or other financial organizations including the Manager and its affiliates (collectively, "Service Organizations") that provide certain administrative and support services to their customers who own shares of the Funds.

                  Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum initial or subsequent investments specified by the Funds or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Funds. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

                  The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting, selling or distributing securities. There currently is no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Funds and alternative means for continuing the servicing of such shareholders would be sought. In that event, changes in the operation of the Funds might occur and a shareholder serviced by such a bank might no longer be able to avail itself to any services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                        DETERMINATION OF NET ASSET VALUE

                  As indicated under "Fund Share Valuation" in the applicable Prospectus, the Money Market Funds use the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price which the Fund would receive if the security were sold. During these periods, the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in lower value of a Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

                  Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Money Market Funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities of 397 days or less and invest only in U.S. dollar denominated eligible securities determined by the Trust's Board of Trustees to be of minimal credit risks and which (1) have received the highest short-term rating by at least two NRSROs, such as "A-1" by Standard & Poor's and "P-1" by Moody's; (2) are single rated and have received the highest short-term rating by a NRSRO; or (3) are unrated, but are determined to be of comparable quality by the Sub-Adviser.

                  In addition, the Money Market Funds will not invest more than 5% of their total assets in the securities (including the securities collateralizing a repurchase agreement) of a single issuer, except that, the Funds may invest in U.S. Government securities or repurchase agreements that are collateralized by U.S. Government securities without any such limitation. The Money Market Funds may invest up to 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days after the acquisition thereof provided that the Fund may not invest in the securities of more than one issuer in accordance with this provision at any one time.

                  Pursuant to Rule 2a-7, the Board of Trustees is also required to establish procedures designed to stabilize, to the extent reasonably possible, the price per share of the Funds, as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the net asset value of the Funds calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board of Trustees will take such corrective action as it regards as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

                  The Non-Money Market Funds value their portfolio securities in accordance with the procedures described in the Prospectus.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                  The Prospectus contains a general description of how investors may buy shares of the Funds and states whether the Funds offer more than one class of shares. This SAI contains additional information which may be of interest to investors. Class A Shares are generally sold with a sales charge payable at the time of purchase (with the exception of the Money Market Funds which charges no sales charge). The prospectuses contain a table of applicable sales charges. Certain purchases of Class A shares may be exempt from a sales charge. Class B and X shares may be subject to a contingent deferred sales charge ("CDSC") payable upon redemption within a specified period after purchase. The prospectuses contain a table of applicable CDSCs. Class B and X shares will automatically convert into Class A shares which are not subject to sales charges or a CDSC and which are available only to certain investors. Class C shares are offered without an initial sales charge.

                  The Funds may sell shares without a sales charge or CDSC pursuant to several different Special Purchase Plans.

                  The obligation of each Fund to redeem its shares when called upon to do so by the shareholder is mandatory with certain exceptions. The Funds will pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of 250,000 or 1% of the net asset value of a Fund at the beginning of such period. When redemption requests exceed such amount, however, the Funds reserve the right to make part or all of the payment in the form of readily marketable securities or other assets of the Fund. An example of when this might be done is in case of emergency, such as in those situations enumerated in the following paragraph, or at any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. Any securities being so distributed would be valued in the same manner as the portfolio of the Fund is valued. If the recipient sold such securities, he or she probably would incur brokerage charges.

                  Redemption of shares, or payment, may be suspended at times
(a) when the New York Stock Exchange is closed for other than customary weekend or holiday closings, (b) when trading on New York Stock Exchange is restricted,
(c) when an emergency exists, as a result of which disposal by a Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or during any other period when the SEC, by order, so permits; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (b) or (c) exist. The New York Stock Exchange is not open for business on the following holidays (nor on the nearest Monday or Friday if the holiday falls on a weekend), on which the Funds will not redeem shares:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                             PORTFOLIO TRANSACTIONS

                  Investment decisions for the Funds and for the other investment advisory clients of the Sub-Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Sub-Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

                  The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Funds' Boards of Trustees, the Sub-Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best results taking into account the broker-dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. The reasonableness of such spreads or brokerage commissions will be evaluated by comparing spreads or commissions among brokers or dealers in consideration of the factors listed immediately above and research services described below.

                  Purchases and sales of securities will often be principal transactions in the case of debt securities and equity securities traded otherwise than on an exchange. The purchase or sale of equity securities will frequently involve the payment of a commission to a broker-dealer who effects the transaction on behalf of a Fund. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with the Funds or the Distributor are prohibited from dealing with the Funds as a principal in the purchase and sale of securities except in limited situations permitted by SEC regulations, unless a permissive order allowing such transactions is obtained from the SEC.

                  The cost of executing portfolio securities transactions for the Money Market Funds primarily consists of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Funds or the Distributor are prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC.

                  The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Sub-Adviser. By allocating transactions in this manner, the Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Sub-Adviser in advising various of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid by the Funds is not reduced because the Sub-Adviser and its affiliates receive such services.

                  As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "Act"), the Sub-Adviser may cause the Funds to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to the Sub-Adviser an amount of disclosed commission for effecting a securities transaction for the Funds in excess of the commission which another broker-dealer would have charged for effecting that transaction.

                  Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Sub-Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

Portfolio Turnover

                  Changes may be made in the portfolio consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. It is anticipated that the annual portfolio turnover rate normally will not exceed the amounts stated in the Funds' Prospectuses and financial statements. Portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for the period and dividing it by the monthly average of the market value of such securities during the period.

                  For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less.

                                    TAXATION

                  The Funds intend to qualify and elect annually to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, a Fund must (a) distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses); (b) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; and (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies). In addition, a Fund earning tax-exempt interest must, in each year, distribute at least 90% of its net tax-exempt income. By meeting these requirements, the Funds generally will not be subject to Federal income tax on its investment company taxable income and net capital gains which are distributed to shareholders. If the Funds do not meet all of these Code requirements, they will be taxed as ordinary corporations and their distributions will be taxed to shareholders as ordinary income.

                  Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. A distribution, including an "exempt-interest dividend," will be treated as paid on December 31, of a calendar year if it is declared by a Fund during October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

                  Some Funds may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC under the Code if at least one-half of its assets constitutes investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

                  A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, other elections may become available that would affect the tax treatment of PFIC stock held by a Fund. Each Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC stock.

                  Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject a Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders and that will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a Fund that did not invest in PFIC stock. Investors should consult their own tax advisors in this regard.

                  Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Distributions from certain of the Funds may be eligible for the dividends-received deduction available to corporations. To the extent dividends received by a Fund are attributable to foreign corporations, a corporation that owns shares will not be entitled to the dividends-received deduction with respect to its pro rata portion of such dividends, since the dividends-received deduction is generally available only with respect to dividends paid by domestic corporations. Proposed legislation, if enacted, would reduce the dividends-received deduction from 70 to 50 percent.

                  Distributions of net long-term capital gains, if any, designated by the Funds as long-term capital gain dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the Funds' shares have been held by a shareholder. All distributions are taxable to the shareholder in the same manner whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

                  Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Funds. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which nevertheless generally will be taxable to them.

                  Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholders' hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. A loss realized on the redemption, sale or exchange of Fund shares will be disallowed to the extent an exempt interest dividend was received with respect to those shares if the shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

                  The taxation of equity options is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

                  Certain of the options, futures contracts, and forward foreign currency exchange contracts that several of the Funds may invest in are so-called "section 1256 contracts." With certain exceptions, gains or losses on section 1256 contracts generally are
considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of a taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss. Investors should consult their own tax advisors in this regard.

                  Generally, the hedging transactions undertaken by a Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on a position that is part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to stockholders.

                  A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under the rules according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

                  Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a Fund that did not engage in such hedging transactions. Investors should consult their own tax advisors in this regard.

                  Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company, may limit the extent to which a Fund will be able to engage in transactions in options, futures, and forward contracts.

                  Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest, dividends or other receivables, or accrues expenses or other liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and forward and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase, decrease, or eliminate the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income. Investors should consult their own tax advisors in this regard.

                  Income received by a Fund from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and intends to elect to "pass-through" to its shareholders the amount of such foreign taxes paid by the Fund. Pursuant to this election, a shareholder would be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund and would be entitled either to deduct his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by a Fund will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country, and (b) the portion of the dividend which represents income derived from foreign sources.

                  Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit) including foreign source passive income of a Fund. The foreign tax credit may offset only 90% of the alternative minimum tax imposed on corporations and individuals, and foreign taxes generally may not be deducted in computing alternative minimum taxable income.

                  The Funds are required to report to the Internal Revenue Service ("IRS") all distributions except in the case of certain exempt shareholders. All such distributions generally are subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Funds with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Funds or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholder's U.S. Federal income tax liability. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

                  The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from Federal income tax treatment. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local income taxes in certain states. Shareholders should consult their tax advisers with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Funds including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

                  ING National Tax-Exempt Bond Fund. This Fund intends to manage its portfolio so that it will be eligible to pay "exempt-interest dividends" to shareholders. The Fund will so qualify if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of state, municipal, and certain other securities, the interest on which is exempt from the regular Federal income tax. To the extent that the Fund's dividends distributed to shareholders are derived from such interest income and are designated as exempt-interest dividends by the Fund, they will be excludable from a shareholder's gross income for Federal income tax purposes. Exempt-interest dividends, however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to 85% of their Social Security benefits and certain railroad retirement benefits. The Fund will inform shareholders annually as to the portion of the distributions from the Fund which constitute except-interest dividends. In addition, for corporate shareholders of the Fund, exempt interest dividends may comprise part or all of an adjustment to alternative minimum taxable income. Exempt-interest dividends that are attributable to certain private activity bonds, while not subject to the regular Federal income tax, may constitute an item of tax preference for purposes of the alternative minimum tax.

                  To the extent that the Fund's dividends are derived from its investment company taxable income (which includes interest on its temporary taxable investments and the excess of net short-term capital gain over net long-term capital loss), they are considered ordinary (taxable) income for Federal income tax purposes. Such dividends will not qualify for the dividends-received deduction for corporations. Distributions, if any, of net long-term capital gains (the excess of net long-term capital gain over net short-term capital loss) designated by a Fund as long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of the length of time the shareholder has owned shares of the Fund.

                                OTHER INFORMATION

Capitalization

                  The Trust is a Delaware business trust established under a Trust Instrument dated July 30, 1998 and currently consists of twenty separately managed portfolios, all of which are discussed in this SAI. Each portfolio is comprised of four different classes of shares -- Class A shares, Class B shares, Class C shares and Class X shares.

                  The capitalization of the Funds consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional Funds (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional Funds will not alter the rights of the shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

                  In the event of a liquidation or dissolution of the Funds or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved in liquidation, based on the number of shares of the Fund that are held by each shareholder.

Voting Rights

                  Under the Trust Instrument, the Funds are not required to hold annual meetings of each Fund's shareholders to elect Trustees or for other purposes. It is not anticipated that the Funds will hold shareholders' meetings unless required by law or the Trust Instrument. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Funds. In addition, the Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Funds may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Funds. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

                  The Funds' shares do not have cumulative voting rights, so that the holder of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

                  Shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by the Fund, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Trustees. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Funds voting together in the aggregate without regard to a particular Fund.

Custodian

                  Investors Fiduciary Trust Company acts as custodian of the Trust's assets. The Trustees of the Funds have reviewed and approved custodial arrangements for securities held outside of the United States in accordance with Rule 17f-5 of the 1940 Act.

Yield and Performance Information

                  The Funds may, from time to time, include their yields, effective yields, tax equivalent yields and average annual total returns in advertisements or reports to shareholders or prospective investors.

                  Current yields for the Money Market Funds will be based on the change in the value of a hypothetical investment (exclusive of capital changes such as gains or losses from the sale of securities and unrealized appreciation and depreciation) over a particular seven-day period, less a pro rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for each Money Market Fund assumes that all dividends received during the base period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return +1) [(RAISED TO THE (365/7) POWER]] - 1.

                  Quotations of yield for the Non-Money Market Funds will be based on the investment income per share earned during a particular 30-day period, less expenses accrued during a period ("net investment income") and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                              a - b     6
                  YIELD = 2[( ----- +1 )  - 1]
                               cd

                  where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

                  Quotations of the tax-equivalent yield for the ING National Tax-Exempt Bond Fund will be calculated according to the following formula:

                  TAX EQUIVALENT YIELD =     ( E )
                                             -----
                                             1 - p

                  E = Tax-Exempt yield
                  p = stated income tax rate

                  Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula:

                       n
                  P(l+T) = ERV

                  (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

                  Quotations of yield and total return will reflect only the performance of a hypothetical investment in the Funds during the particular time period shown. Yield and total return for the Funds will vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

                  In connection with communicating its yields or total return to current or prospective shareholders, the Funds also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

                  Performance information for the Funds may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, or other unmanaged indices so that investors may compare the Funds' results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

                  Investors who purchase and redeem shares of the Funds through a customer account maintained at a Service Organization may be charged one or more of the following types of fees as agreed upon by the Service Organization and the investor, with respect to the customer services provided by the Service
Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on those assets). Such fees will have the effect of reducing the yield and average annual total return of the Funds for those investors. Investors who maintain accounts with the Trust as transfer agent will not pay these fees.

Independent Auditors

                  Ernst & Young LLP serves as the independent auditors for the Funds. Ernst & Young LLP provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings. Ernst & Young LLP's address is 787 Seventh Avenue, New York, NY 10019

Registration Statement

                  This SAI and the Prospectus do not contain all the information included in the Funds' Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

                  Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    APPENDIX

DESCRIPTION OF MOODY'S BOND RATINGS:

         Excerpts from Moody's description of its four highest bond ratings are listed as follows: Aaa -- judged to be the best quality and they carry the smallest degree of investment risk; Aa -- judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally know as high grade bonds; A -- possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa -- considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. This group is the lowest which qualifies for investment grade. Other Moody's bond descriptions include: Ba -- judged to have speculative elements, their future cannot be considered as well assured; B -- generally lack characteristics of the desirable investment; Caa -- are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca -- speculative in a high degree, often in default; C -- lowest rated class of bonds, regarded as having extremely poor prospects.

         Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

DESCRIPTION OF S&P'S BOND RATINGS:

         Excerpts from S&P's description of its four highest bond ratings are listed as follows: AAA --highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA -- also qualify as high grade obligations, having a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A -- regarded as upper medium grade, having a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB -- regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for investment grade. BB, B, CCC, CC -- predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the highest grade and CC the lowest within the speculative rating categories.

         S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

         Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

         MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG 2/VMG 2: This denotes high quality. Margins of protection are ample although not as large as in the preceding group.

DESCRIPTION OF MOODY'S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest.

         PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

         PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations.

DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT GRADE

         AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

         BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

         D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

         SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF S&P'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL
PAPER:

         An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

         A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

         A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."